UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-169879
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 16	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-08301
Amendment No. 227	☑
(Check appropriate box or boxes.)
Nationwide VLI Separate Account-4

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner, III, Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2017

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2017 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide Future Executive VUL
Individual Flexible Premium Adjustable Variable Universal Life Insurance Policies
Issued by
Nationwide Life Insurance Company
through its
Nationwide VLI Separate Account-4
The date of this prospectus is May 1, 2017.
Variable life insurance is complex. This prospectus is designed to provide prospective policy owners with information about the policy that will assist them when making a decision whether or not to purchase the policy. Nationwide encourages prospective policy owners to take time to understand the policy and its potential benefits and risks. In consultation with their financial advisor, prospective policy owners should use this prospectus in conjunction with the policy and composite illustration to compare the benefits and risks of this policy against those of other life insurance policies.
The policy owner should read this entire prospectus, and the policy, and consult with a trusted financial advisor. To obtain additional information, including free copies of prospectuses for the mutual funds or a copy of the Statement of Additional Information, or to make service transaction requests, please contact Nationwide using any of the methods described in the "Contacting the Service Center" section of this prospectus.
Telephone:	1-877-351-8808 (TDD: 1-800-238-3035)
Facsimile:	1-855-677-2357
Internet:	www.nationwide.com
U.S. Mail:	Nationwide Life Insurance Company Nationwide Business Solutions Group One Nationwide Plaza, 1-11-401 Columbus, OH 43215-2220
These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made. Not all Riders, terms, conditions, benefits, programs, features and investment options are available or approved for use in every state. Please contact the Service Center to review a copy of the policy and any Riders or endorsements. This prospectus contains all material rights and features of the policy.
The policy is NOT: insured by the Federal Deposit Insurance Corporation; a bank deposit; available in every state; or insured or endorsed by a bank or any federal government agency.
The policy may decrease in value to the point of being valueless because of poor Investment Experience.
The purpose of this policy is to provide life insurance protection for the beneficiary named by the policy owner. If the purchaser’s primary need is not life insurance protection, then purchasing this policy may not be in the best interest of the purchaser. Nationwide makes no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.
If this policy is being purchased to replace existing life insurance, the purchaser should carefully consider the benefits, features, and costs of this policy versus those of the policy being replaced.
The policy includes an Enhancement Benefit which is a partial return of charges upon certain surrenders. Policies without such a benefit may have lower overall charges when compared to the policies described in this prospectus. The value of this benefit may be more than off-set by the higher overall charges associated with having such a benefit.
Nationwide offers a variety of variable universal life policies. Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others including the policy described herein. These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.
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The policy is intended to be sold through corporate sponsored benefit programs. When purchased in connection with such benefit programs, the policy may qualify for simplified underwriting. Simplified underwriting means that a physical examination to obtain medical information on the Insured is generally not required to issue the policy.
The following underlying mutual funds are available under the policy.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
American Funds Insurance Series® - Asset Allocation Fund: Class 2
American Funds Insurance Series® - Global Small Capitalization Fund: Class 2
American Funds Insurance Series® - Growth Fund: Class 2
American Funds Insurance Series® - International Fund: Class 2
American Funds Insurance Series® - New World Fund: Class 2
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class I
Davis Variable Account Fund, Inc. - Davis Value Portfolio
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Initial Shares
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Dreyfus Stock Index Fund, Inc.: Initial Shares
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2015 Portfolio: Service Class
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2025 Portfolio: Service Class
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2040 Portfolio: Service Class
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2050 Portfolio: Service Class
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Institutional Shares
Invesco - Invesco V.I. Growth and Income Fund: Series I Shares
Invesco - Invesco V.I. High Yield Fund: Series I Shares
Invesco - Invesco V.I. International Growth Fund: Series I Shares
Invesco - Invesco V.I. Small Cap Equity Fund: Series I Shares
Ivy Variable Insurance Portfolios - Asset Strategy
Ivy Variable Insurance Portfolios - Growth
Ivy Variable Insurance Portfolios - High Income
Ivy Variable Insurance Portfolios - Mid Cap Growth
Ivy Variable Insurance Portfolios - Real Estate Securities
Ivy Variable Insurance Portfolios - Science and Technology
Janus Aspen Series - Balanced Portfolio: Service Shares
Janus Aspen Series - Enterprise Portfolio: Service Shares
Janus Aspen Series - Flexible Bond Portfolio: Service Shares
Janus Aspen Series - Global Technology Portfolio: Service Shares
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
JPMorgan Insurance Trust - JPMorgan Insurance Trust Small Cap Core Portfolio: Class 1
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
MFS® Variable Insurance Trust - MFS Total Return Bond Series: Service Class
MFS® Variable Insurance Trust - MFS Value Series: Service Class
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II
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Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class I
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Non-Service Shares
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Administrative Class
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Administrative Class
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II
T. Rowe Price Equity Series, Inc. - T. Rowe Price New America Growth Portfolio
T. Rowe Price Equity Series, Inc. - T. Rowe Price Personal Strategy Balanced Portfolio
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
Wells Fargo Variable Trust - VT Discovery Fund: Class 2
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
For a complete list of funds, including funds available prior to the date of this prospectus, refer to Appendix A: Sub-Account Information. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
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4

Table of Contents (continued)
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For convenience, definitions of certain words and phrases used in the prospectus are provided in Appendix B: Definitions.
In Summary: Policy Benefits
Death Benefit
The primary benefit of this policy is life insurance coverage. Nationwide will pay the Death Benefit Proceeds upon the Insured's death if the Insured dies while the policy is In Force. The policy is In Force when: the policy has been issued; the initial Premium has been paid; the Insured is living; the policy has not been surrendered for its Cash Surrender Value; and the policy has not Lapsed.
Death Benefit Options
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.
Death Benefit Option 1: The Death Benefit will be the Total Specified Amount as of the Insured's date of death.
Death Benefit Option 2: The Death Benefit will be the Total Specified Amount plus the Enhanced Cash Value as of the Insured's date of death.
Death Benefit Option 3: The Death Benefit will be the Total Specified Amount plus the accumulated premium account (which consists of all Premium payments, up to the maximum stated in the Policy Data Pages, plus interest), less any partial surrenders, as of the Insured's date of death.
Choice of Policy Proceeds
The Policy Proceeds may be paid in a lump sum, or a variety of options that will pay out over time.
Coverage Flexibility
Subject to conditions, the policy owner may choose to:
•	change the death benefit option;
•	increase or decrease the Base Policy Specified Amount and/or the specified amount associated with elected Riders, if applicable;
•	change beneficiaries; and
•	change ownership of the policy.
Access to Cash Value
Subject to conditions, the policy owner may:
•	take a policy loan, see Policy Loans.
•	take a partial surrender, see Partial Surrender.
•	surrender the policy for its Cash Surrender Value at any time while the policy is In Force, see Full Surrender.
Premium Flexibility
The policy owner will select a Premium payment plan for the policy at the time of application. Within limits, the policy owner may vary the frequency and amount of Premium payments, see Premium Payments and Unfavorable Investment Experience.
Investment Options
Net Premium, loan repayments, and Cash Value may be allocated among fixed and/or variable investment options available in the policy.
The policy currently offers a fixed investment option which will earn interest daily, see Fixed Account.
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The variable investment options offered under the policy correspond to mutual funds designed to be the underlying investment options of variable insurance products. Nationwide VLI Separate Account-4 contains one Sub-Account for each of the underlying mutual funds offered in the policy.
Transfer Requests
Policy owners may request to transfer allocations between available investment options of the policy (i.e., the Fixed Account and Sub-Accounts). Requests to transfer allocations between policy investment options will be processed in the Valuation Period they are received at the Service Center as long as the request is in good order. Requests that are not in good order may be delayed or returned, see Contacting the Service Center. Transfer requests may be subject to policies and procedures intended to reduce the potentially detrimental impact that disruptive trading has on Sub-Account Investment Experience, see Transfers Among and Between Policy Investment Options.
Taxes
Earnings on the policy are generally not taxable to the policy owner, unless withdrawn from the policy. This is known as tax deferral. In addition, beneficiaries generally will not have to include Death Benefit Proceeds as taxable income, see Taxes.
Assignment
Policy owners may assign the policy as collateral for a loan or another obligation while the policy is In Force, see Assigning the Policy.
Examination Right
For a limited time, the policy owner may cancel the policy and receive a refund, see Right to Cancel (Examination Right).
Riders
The policy owner may purchase one or more of the Riders listed below, subject to availability in the state where the policy is issued. There may be additional charges assessed for elected Riders and Rider charges may vary based upon the individual characteristics of the Insured. Operation and benefits of the Riders described in this prospectus may vary by the state where the policy is issued.
•	Overloan Lapse Protection Rider
•	Change of Insured Rider (no charge)
•	Supplemental Insurance Rider
•	Long-Term Care Rider
In Summary: Policy Risks
State Variations
Due to variations in state law, many features of the policy described in this prospectus may be different or may not be available at all depending on the state in which the policy is issued.
Possible variations include, but are not limited to, Rider terms and availability, availability of certain investment options, free look rights, policy exchange rights, policy Lapse and/or reinstatement requirements, and the duration of suicide and incontestability periods. Variations due to state law are subject to change without notice at any time. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, the policy owner can contact the Service Center, see Contacting the Service Center.
Risk of Increase in Current Fees and Charges
Nationwide may change policy and/or Rider charges and rates under the policy at any time. Changes in policy and/or Rider charges and rates will vary based upon changes in Nationwide's future expectations related to items such as company investment earnings, mortality experience, persistency experience, expenses, including reinsurance expenses, and taxes. Nationwide will provide advance notice of any increase in policy and/or Rider charges.
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If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Policy and Rider charges will not exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables and Standard Policy Charges.
Improper Use
Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. The policy owner will incur fees at the time of purchase that may more than offset any favorable Investment Experience. If it is expected that access to the policy's Cash Value will be needed in the near future, the policy should not be purchased.
Unfavorable Investment Experience
The Sub-Accounts may generate unfavorable Investment Experience. Poor Investment Experience and the deduction of policy and Sub-Account charges may lower the policy’s Cash Value potentially resulting in a Lapse of insurance coverage.
Note: The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when. Illustrated Premium and hypothetical rates of return are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals and/or to prevent the policy from Lapsing. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
Adverse Tax Consequences
Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes.
The proceeds of a life insurance policy are includible in the gross estate of the Insured for federal income tax purposes if either (a) the proceeds are payable to the executor of the estate of the Insured, or (b) the Insured, at any time within three years prior to his or her death, possessed any incident of ownership in the policy. For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the Insured may have with respect to the economic benefits in the policy. Consult a qualified tax advisor on all tax matters involving the policy described herein.
Fixed Account Transfer Restrictions and Limitations
In addition to the Sub-Accounts available under the policy, Net Premium can be allocated to the Fixed Account. Prior to the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account subject to transfer restrictions, without penalty or adjustment. These transfers will be in dollars and Nationwide may limit the frequency and dollar amount of transfers involving the Fixed Account. See Fixed Account Transfers for details about restrictions that apply to transfers to and from the Fixed Account.
Sub-Account Limitations
Frequent trading among the Sub-Accounts may dilute the value of Accumulation Units, cause the Sub-Account to incur higher transaction costs, and interfere with the Sub-Accounts' ability to pursue their stated investment objectives. This could result in less favorable Investment Experience and a lower Cash Value. Nationwide has instituted procedures to minimize disruptive transfers. While Nationwide expects these procedures to reduce the adverse effect of disruptive transfers, it cannot ensure that it has eliminated these risks.
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Sub-Account Investment Risk
A comprehensive discussion of the risks of each underlying mutual fund may be found in the mutual fund’s prospectus. Read each mutual fund's prospectus before investing. Free copies of each mutual fund's prospectus may be obtained by contacting the Service Center, see Contacting the Service Center.
Risk of Policy Lapse
Cash Surrender Value can be reduced by Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Underlying mutual fund fees are factored into the NAV used to calculate the Accumulation Unit Value of each Sub-Account and may also reduce Cash Surrender Value, see Mutual Fund Operating Expenses. Whenever Cash Surrender Value is insufficient to cover the policy’s charges, the policy is at risk of Lapse; the policy could terminate without value and insurance coverage would cease.
Limitation of Access To Cash Value
A policy owner can access Cash Value through loans and partial surrenders, subject to limitations. Limitations include the amount and frequency of the loan or partial surrender, see Policy Loans and Surrenders.
In Summary: Fee Tables
The following tables describe the fees and expenses assessed under the policy. The rates in these tables may be rounded up to the nearest one-hundredth decimal. These tables should be read in conjunction with the corresponding section of this prospectus that describes the fee or expense in more detail. All charges deducted from the policy's Cash Value are taken proportionally from the Sub-Accounts and the Fixed Account except where noted.
The first table describes the fees and expenses that a policy owner will pay at the time the policy owner pays Premium into the policy, surrenders the policy, or transfers Cash Value between investment options.
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Percent of Premium Charge[1]	Upon making a Premium payment
Maximum:		Policy Year 1 12% of Premium received up to Target Premium; 12% of Premium received that exceeds Target Premium
Currently:		Policy Year 1 10% of Premium received up to Target Premium; 4% of Premium received that exceeds Target Premium
Illustration Charge[2]	If illustration requests exceed 10 in any 12 month period
Maximum:		$25 per illustration
Currently:		$25 per illustration
Partial Surrender Fee	Upon a partial surrender
Maximum:		$25
Currently:		$0
[1]	The Percent of Premium Charge is assessed each time a Premium payment is received. The Percent of Premium Charge will depend on whether the Target Premium for the year in which the Premium is received has been reached. For the applicable charge for all policy years after the first policy year, see Percent of Premium Charge.
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[2]	The Illustration Charge is only assessed for illustration of In Force policies where the number of requested illustrations exceeds 10 in any 12 month period. The policy owner will be expected to pay the Illustration Charge at the time of the request. This charge will not be deducted from the policy's Cash Value.
The next table describes the fees and expenses that a policy owner will pay periodically while the policy is In Force, not including mutual fund operating expenses.
Periodic Charges
Charge	When Charge is Deducted	Amount Deducted From Cash Value
Cost of Insurance[1]†	Monthly
Maximum:		$83.33 per $1,000 of Net Amount At Risk
Minimum:		$0.03 per $1,000 of Net Amount At Risk
Representative: an individual Insured, unisex, Issue Age 40, non-tobacco, Total Specified Amount $250,000, Death Benefit Option 1, policy year 10 and issued on a guaranteed issue basis		$0.20 per $1,000 of Net Amount At Risk
Flat Extra Charge[2]	Monthly
Maximum:		$2.08 per $1,000 of Net Amount At Risk for each Flat Extra assessed
Base Policy Specified Amount Charge3†	Monthly
Maximum:		$0.40 per $1,000 of Base Policy Specified Amount
Minimum:		$0.01 per $1,000 of Base Policy Specified Amount
Representative: an individual Insured, unisex, Issue Age 40, non-tobacco, Total Specified Amount $250,000, Death Benefit Option 1, policy year one and issued on a guaranteed issue basis		$0.08 per $1,000 of Base Policy Specified Amount
Variable Account Asset Charge[4]	Daily, based on an annual effective rate
Maximum:		0.90% of variable Cash Value
Currently:		0.25% of variable Cash Value
Administrative Per Policy Expense Charge	Monthly
Maximum:		$10 per policy
Currently:		$5 per policy
Policy Loan Interest Charge[5]	Annually
Maximum:		3.50% of outstanding policy loan
Currently:		2.80% of outstanding policy loan
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†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The Cost of Insurance Charge varies according to the Insured's sex classification (male, female or unisex), age, underwriting class, tobacco use, Substandard Ratings and the number of years from the Policy Date, or effective date of a Total Specified Amount increase. The Cost of Insurance for the base policy may be different than the Cost of Insurance for the Supplemental Insurance Rider. The maximum charge calculation assumes: the Insured is male, Issue Age 75, standard tobacco, and policy year 36. Other sets of assumptions may also produce the maximum charge. The minimum charge calculation assumes: the Insured is female, Issue Age 24, standard non-tobacco preferred, and policy year one. Other sets of assumptions may also produce the minimum charge, see Cost of Insurance Charge. Under no circumstance will the assessment of a Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum Cost of Insurance Charge.
[2]	The Flat Extra Charge is only applicable if certain factors result in an Insured having a Substandard Rating, see Cost of Insurance.
[3]	The Base Policy Specified Amount Charge is only assessed on the Base Policy Specified Amount. Different and separate charges will be applied for any Rider Specified Amount under the Supplemental Insurance Rider and/or any Long-Term Care Specified Amount under the Long-Term Care Rider, see the Rider Charges table. The Base Policy Specified Amount Charge varies by policy based on the length of time the policy has been In Force. The maximum charge applies to all policy years. The representative charge applies to policy years one through 20. The minimum charge calculation assumes: policy year 21 and beyond. For policies purchased in the state of New York, the maximum charge is $0.085 Per $1,000 of Base Policy Specified Amount.
[4]	The Variable Account Asset Charge varies based on the amount of Cash Value allocated to the Sub-Accounts. The maximum Variable Account Asset Charge shown in the table reflects the maximum that may be charged in any policy month based on any dollar amount allocated to the Sub-Accounts.
[5]	Currently, the effective annual interest rate charged on Indebtedness is 2.80% for the first ten policy years and 2.00% thereafter. The Policy Loan Interest Charge is described in more detail in Policy Loans.
The next table describes the fees and expenses associated with Riders that a policy owner will pay periodically while the policy is In Force, not including mutual fund operating expenses.
Rider Charges
Charge	When Charge is Deducted	Amount Deducted From Cash Value
Overloan Lapse Protection Rider Charge†	Upon invoking the Rider
Maximum:		For policies issued with the guideline premium/cash value corridor test: $42.50 per $1,000 of Cash Value For policies issued with the cash value accumulation test: $157 per $1,000 of Cash Value
Minimum:		$1.50 per $1,000 of Cash Value
Representative: an Attained Age 85 Insured with a Cash Value of $500,000	Upon invoking the Rider	$32 per $1,000 of Cash Value
Supplemental Insurance Rider Cost of Insurance Charge[1]†	Monthly
Maximum:		$83.33 per $1,000 of Rider Net Amount At Risk
Minimum:		$0.01 per $1,000 of Rider Net Amount At Risk
Representative: an individual Insured, unisex, Issue Age 40, non-tobacco, Total Specified Amount $250,000, Death Benefit Option 1, policy year one and issued on a guaranteed issue basis		$0.10 per $1,000 of Rider Net Amount At Risk
Supplemental Insurance Rider Specified Amount Charge[2]†	Monthly
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Rider Charges
Charge	When Charge is Deducted	Amount Deducted From Cash Value
Maximum:		$0.40 per $1,000 of Rider Specified Amount
Minimum:		$0.01 per $1,000 of Rider Specified Amount
Representative: an individual Insured, unisex, Issue Age 40, non-tobacco, Total Specified Amount $250,000, Death Benefit Option 1, policy year one and issued on a guaranteed issue basis		$0.02 per $1,000 of Rider Specified Amount
Long-Term Care Rider Charge3†	Monthly
Maximum:		$1.946 per $1,000 of Long Term Care Specified Amount
Minimum:		$0.029 per $1,000 of Long Term Care Specified Amount
Representative: an Attained Age 40 male non-tobacco, and issued on a regular issue basis		$0.062 per $1,000 of Long Term Care Specified Amount
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The maximum Supplemental Insurance Rider Cost of Insurance Charge calculation assumes: the Insured is male, Issue Age 75, standard tobacco, and policy year 42. Other sets of assumptions may also produce the maximum charge. The minimum charge calculation assumes: the Insured is female, Issue Age 25, standard non-tobacco preferred, and policy year 1. Other sets of assumptions may also produce the minimum charge.
[2]	The Supplemental Insurance Rider Specified Amount Charge is only assessed on the Rider Specified Amount. A different and separate charge will be applied for any Base Policy Specified Amount under the policy. The Supplemental Insurance Rider Specified Amount Charge varies by policy based on the length of time the policy has been In Force and the Base Policy Specified Amount. The maximum charge applies to all policy years. The representative charge applies to policy years one through 20. The minimum charge assumes: policy year 21 and beyond. For policies purchased in the state of New York, the maximum charge is $0.085 Per $1,000 of Rider Specified Amount.
[3]	The maximum Long-Term Care Rider Charge assumes: the Insured is a female; Issue Age 80; standard non-tobacco; and issued on a simplified issue basis. The minimum charge assumes: the Insured is a male; Issue Age 21; standard tobacco; and issued on a regular issue basis.
The next table shows the minimum and maximum total operating expenses, as of December 31, 2016, charged by the underlying mutual funds that a policy owner may periodically pay while the policy is In Force. More detail concerning each mutual fund's fees and expenses is contained in the mutual fund's prospectus.
Total Annual Mutual Fund Operating Expenses
	Minimum	Maximum
Total Annual Mutual Fund Operating Expenses (expenses that are deducted from the mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses)	0.27%	1.92%
Policy Investment Options
Policy owners designate how Net Premium payments, loan repayments, and Cash Value are allocated among the Sub-Accounts and/or the Fixed Account. Allocation instructions must be in whole percentages and the sum of the allocations must equal 100%.
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Fixed Account
Nationwide's obligations under the Fixed Account are backed by assets of its general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations.
Subject to applicable law, Nationwide has sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Nationwide bears the full investment risk for all amounts allocated to the Fixed Account.
Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been and will not be registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account, however, is subject to certain generally-applicable provisions of the federal securities laws relating to accuracy and completeness of statements made in prospectuses.
Minimum Guaranteed Interest Rate
Nationwide guarantees that Cash Value allocated to the Fixed Account will accrue interest daily at an effective annual rate that Nationwide determines without regard to the actual investment experience of the general account. Interest crediting rates are set at the beginning of each calendar quarter but are subject to change at any time. Nationwide will credit any interest in excess of the guaranteed interest crediting rate at its sole discretion. Nationwide may not credit any interest in excess of the guaranteed interest crediting rate and different rates may apply to different Premium allocations or exchanges.
Currently, the Fixed Account is the only fixed investment option available under the policy. In the future, Nationwide may offer one or more additional fixed accounts with characteristics that differ from those of the current option, but is under no obligation to do so. The effective annual rate Nationwide declares for the Fixed Account will never be less than 2%.
Interest Crediting Risks and Lapse
The policy owner assumes the risk that the actual credited interest rate may not exceed the guaranteed interest crediting rate. Premiums applied to the policy at different times may receive different interest crediting rates. The interest crediting rate may also vary for new Premium versus Sub-Account transfers. Interest credited to the Fixed Account may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.
Nationwide’s Claims-Paying Ability
Guaranteed benefits or interest crediting associated with the Fixed Account is a general account obligation of Nationwide. Therefore, any guaranteed benefit, interest crediting, and the policy owner's right to receive payment, is subject to Nationwide’s claims-paying ability and may be subordinate to other claims on the general account in the event Nationwide becomes insolvent.
Restrictions on Transfers to and from the Fixed Account
Prior to the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the Fixed Account, see Fixed Account Transfers for details about restrictions that apply to transfers to and from the Fixed Account.
Variable Investment Options
The variable investment options available under the policy are Sub-Accounts that correspond to mutual funds that are registered with the SEC. The mutual funds' registration with the SEC does not involve the SEC's supervision of the management or investment practices or policies of the mutual funds. The mutual funds are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.
Each Sub-Account's assets are held separately from the assets of the other Sub-Accounts. The result is that each Sub-Account operates independently of the other Sub-Accounts so the income or losses of one Sub-Account will not affect the Investment Experience of any other Sub-Account.
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Underlying mutual funds in the separate account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisors of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the separate account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the policy may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. In the case of new share class additions, future allocations may be limited to the new share classes. The policy owner will receive notice of any such changes that effect the policy. Not all underlying mutual funds may be available in every state.
Some underlying mutual funds may assess short-term trading fees. The separate account will collect the short-term trading fee at the time of the transfer by reducing the amount transferred. All short-term trading fees collected are remitted to the underlying mutual fund, see Short-Term Trading Fees and Appendix A: Sub-Account Information.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the separate account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Valuation of Accumulation Units
Nationwide accounts for the value of a policy owner's interest in the Sub-Accounts by using Accumulation Units. The value of each Accumulation Unit varies daily based on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide uses each underlying mutual fund's Net Asset Value (NAV) to calculate the daily Accumulation Unit value for the corresponding Sub-Account. Note, however, that the Accumulation Unit value will not equal the underlying mutual fund's NAV. This daily Accumulation Unit valuation process is referred to as "pricing" the Accumulation Units, see How Sub-Account Investment Experience is Determined.
Accumulation Units are priced as of the New York Stock Exchange's (NYSE) close of business, normally 4:00 p.m. EST, on each day that it is open. Nationwide will price Accumulation Units on each day that the NYSE is open for business. Any transactions received after the close of the NYSE will be priced as of the next Valuation Period. Nationwide will not price Accumulation Units on these recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas

In addition, Nationwide will not price Accumulation Units if:
(1)	trading on the NYSE is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the separate account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
SEC rules and regulations govern when the conditions described in items (1) and (2) exist.
How Sub-Account Investment Experience is Determined
Sub-Account allocations are accounted for in Accumulation Units. A policy owner's interest in the Sub-Accounts is represented by the number of Accumulation Units owned by the policy owner. The number of Accumulation Units associated with a given Sub-Account allocation is determined by dividing the dollar amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account. The number of Sub-Account Accumulation Units owned by a policy
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owner will not change except when Accumulation Units are redeemed to process a requested surrender, transfer, loan, or to take policy charges, or when additional Accumulation Units are purchased with Premium and loan repayments.
Initially, Nationwide sets the Accumulation Unit value at $10 for each Sub-Account. Thereafter, the daily value of Accumulation Units in a Sub-Account will vary depending on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide accounts for these performance fluctuations by using a "net investment factor," as described below, in the daily Sub-Account valuation calculations. Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares.
Nationwide determines the net investment factor for each Sub-Account on each Valuation Period by dividing (a) by (b), where:
(a)	is the sum of:
•	the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and
•	the per share amount of any dividend or income distributions made by the mutual fund held in the Sub-Account (if the date of the dividend or income distribution occurs during the current Valuation Period); plus or minus
•	a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations if changes to the law result in a modification to the tax treatment of the separate account; and
(b)	is the NAV per share of the mutual fund held in the Sub-Account determined as of the end of the immediately preceding Valuation Period.
Nationwide determines the Sub-Account’s Accumulation Unit value at the end of each Valuation Period. The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.
Transfers Among and Between the Policy Investment Options
Sub-Account Transfers
Policy owners may request transfers to or from the Sub-Accounts once per Valuation Period, subject to the terms and conditions described in this prospectus and the prospectuses of the underlying mutual funds. Transfers will be implemented by redeeming Accumulation Units from the Sub-Account(s) indicated by the policy owner and using the redemption proceeds to purchase Accumulation Units in another Sub-Account(s) as directed by the policy owner. The net result is that the policy owner's Cash Value will not change (except due to standard market fluctuations), but the number and allocation of Accumulation Units within the policy will change.
Neither the policies nor the mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A policy owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide policies that offer mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this policy because the frequent movement between or among Sub-Accounts may negatively impact other investors in the policy. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the mutual fund;
•	mutual fund managers taking actions that negatively impact performance (i.e., keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this policy from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide cannot guarantee that attempts to deter active trading strategies will be successful.
If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted. Policy owners remaining in the affected Sub-Account will bear any resulting increased costs.
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Short-term Trading Fees
Currently, the available underlying mutual funds available under the policy do not assess short-term trading fees. However, Nationwide may add new underlying mutual funds, or new share classes of currently available underlying mutual funds, that assess short-term trading fees. In the case of new share class additions, subsequent allocations may be limited to that new share class. Short-term trading fees are a charge assessed by an underlying mutual fund when the policy owner transfers out of a Sub-Account before the end of a stated period. These fees will only apply to Sub-Accounts corresponding to underlying mutual funds that impose such a charge. The underlying mutual fund intends short-term trading fees to compensate the fund and its shareholders for the negative impact on fund performance that may result from disruptive trading practices, including frequent trading and short-term trading (market timing) strategies. The fees are not intended to adversely impact policy owners not engaged in such strategies. The separate account will collect the short-term trading fees at the time of the transfer by reducing the policy owner's Sub-Account value. Nationwide will remit all such fees to the underlying mutual fund.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify policy owners that might be engaged in harmful trading practices. If Nationwide determines a policy owner is engaged in harmful trading, it may revoke a policy owner's privilege to make trades by means other than written communication ("U.S. mail restriction").
If the U.S. mail restriction is imposed, then all trade requests must be submitted via U.S. mail for a 12 month period per client request. The U.S. mail restriction may be applied if two or more "transfer events" are submitted in a 30 day period. Transfer events are calculated at the end of each Valuation Period by grouping together all transfer requests for that Valuation Period. This grouping is counted as a "transfer event," regardless of the number of Sub-Accounts involved.
For policies owned by a corporation or another entity, Nationwide's procedures include the review of aggregate entity-level transfers, not individual transfer instructions. It is Nationwide's intention to protect the interests of all policy owners; it is possible, however, for some harmful trading to go on undetected. For example, in some instances, an entity may make transfers based on the instruction of multiple parties such as employees, partners, or other affiliated persons based on those persons participation in entity sponsored programs. Nationwide does not systematically monitor the transfer instructions of these individual persons. Aggregate trades among the Sub-Accounts are monitored for frequency, pattern, and size.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some policy owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly. The policy owner will be notified if a transfer request is rejected. If a short-term trading fee is assessed, the policy owner will receive a confirmation notice.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any policy owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund upon instruction from the underlying mutual fund. Nationwide and any affected policy owner may not have advance
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notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund. If an underlying mutual fund refuses to accept a purchase or request to exchange into the underlying mutual fund, Nationwide will keep any affected policy owner in their current underlying mutual fund allocation.
Fixed Account Transfers
Prior to the policy's Maturity Date, the policy owner can make transfers involving the Fixed Account. These transfers will be in dollars. The frequency and amount of transfers involving the Fixed Account are subject to the following restrictions.
Transfers to the Fixed Account
On transfers to the Fixed Account, the policy owner is prohibited from transferring more than 25% of the Cash Value allocated to the Sub-Accounts as of the close of business on the prior Valuation Period. Additionally, Nationwide will refuse any transfer to the Fixed Account if the Cash Value allocated to the Fixed Account comprises more than 25% of the policy's Cash Value. These restrictions do not apply if the policy owner chooses to exercise the right of conversion, see Right of Conversion.
Transfers from the Fixed Account
Transfers from the Fixed Account to the Sub-Account(s) during a policy year are limited to the greater of: (a) 10% of that portion of the Cash Value attributable to the Fixed Account as of the end of the previous policy year; or (b) 120% of the amount transferred from the Fixed Account during the previous policy year. Transfers are also limited to one transfer from the Fixed Account to the Sub-Accounts during any 90 day period.
Transfer requests that exceed the current Fixed Account limits will not be processed. Fixed Account and Sub-Account allocations will remain as they were prior to the request to the extent they exceed the limits.
Any restrictions that are implemented will be applied consistently and uniformly and upon advance notice to the policy owner. Nationwide may waive the above restrictions if doing so would not be unfairly discriminatory or prohibited by state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-877-351-8808 (TDD: 1-800-238-3035)
•	by mail to Nationwide Life Insurance Company, Nationwide Business Solutions Group, One Nationwide Plaza (1-11-401), Columbus, Ohio 43215-2220
•	by fax at 1-855-677-2357
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed in the Valuation Period they are received at the Service Center as long as the request is in good order, see Valuation of Accumulation Units. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any transaction request sent to a location other than the Service Center in the Valuation Period it is received at the Service Center.
Nationwide may be required to provide information about a specific policy to government regulators. If mandated under applicable law, Nationwide may be required to reject a Premium payment and to refuse to process transaction requests for transfers, surrenders, loans, and/or Death Benefit Proceeds until instructed otherwise by the appropriate regulator.
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Nationwide will use reasonable procedures to confirm that instructions are genuine and Nationwide will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Policy
General Information
The policy is a legal contract. It will comprise and be evidenced by: a written contract; any Riders; any endorsements; the Policy Data Pages; and the application, including any supplemental application. The benefits described in the policy and this prospectus, including any optional Riders or modifications in coverage, may be subject to Nationwide’s underwriting and approval. In addition to the terms and conditions of the policy, policy owner rights are governed by this prospectus and protected by federal securities laws and regulations. Nationwide will consider the statements made in the application as representations, and will rely on them as being true and complete. However, Nationwide will not void the policy or deny a claim unless a statement is a material misrepresentation. If a policy owner makes an error or misstatement on the application, Nationwide will adjust the Death Benefit, Rider benefits, and Cash Value accordingly.
Due to state law variations, the terms, benefits, programs and Riders described in this prospectus may vary or may not be available depending on the state in which the policy is issued. Possible state law variations include, but are not limited to, Rider terms and charges, availability of certain investment options, free look rights, policy exchange rights, policy Lapse and/or reinstatement requirements, and suicide, and incontestability periods. This prospectus describes all the material features of the policy. State variations are subject to change without notice at any time. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, contact the Service Center, see Contacting the Service Center.
Under limited circumstances and at the request of the policy owner, Nationwide may backdate the policy by assigning a Policy Date earlier than the date the application is signed. Backdating may result in lower cost of insurance rates; however, policy charges will be deducted from the policy's Cash Value for each accrued month that the policy was backdated.
Any modification or waiver of Nationwide’s rights or requirements under the policy must be in writing and signed by Nationwide’s president or corporate secretary. No agent may bind Nationwide by making any promise not contained in the policy.
Nationwide may modify the policy, its operations, or the separate account’s operations to meet the requirements of any law or regulation issued by a government agency to which the policy, Nationwide, or the separate account is subject. Nationwide may modify the policy to assure that it continues to qualify as a life insurance policy under federal tax laws. Nationwide will notify policy owners of all modifications and will make appropriate endorsements to the policy.
The policy is nonparticipating, meaning that Nationwide will not be contributing any operating profits or surplus earnings toward the policy Proceeds.
To the extent permitted by law, policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).
It is important to remember that the portion of any amounts allocated to Nationwide’s general account and any guaranteed benefits Nationwide may provide under the policy exceeding the value of amounts held in the separate account are subject to Nationwide’s claims paying ability.
Any money Nationwide pays, or that is paid to Nationwide, must be in the currency of the United States of America.
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks,
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such as denial of service attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and policy values. In connection with any such cyber-attacks, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting the policy due to cyber-attacks or information security breaches in the future.
In the event that policy values are adversely affected as a result of the failure of Nationwide’s cyber-security controls, Nationwide will take reasonable steps to restore policy values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to policy values that result from the policy owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Use of the Policy
The policy provides policy owners, such as individuals or corporations, life insurance on an Insured upon whose life the policy owner has an insurable interest. This policy may be used in connection with various types of executive and employee benefit plans. When purchased in connection with such benefit plans, the policy may qualify for non-medical underwriting, see Cost of Insurance Charge.
The policies are based upon actuarial tables that may distinguish between men and women unless the purchaser is an entity and requests non-sex distinct tables be used for underwriting. The policies generally provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of sex-distinct underwriting on any employment related insurance or benefit program before purchasing the policy.
Policy Owner and Beneficiaries
Policy Owner
The policy belongs to the owner named in the application or as a result of a valid assignment. The policy owner may name a contingent owner who will become the policy owner if the policy owner dies or ceases to be in existence before Proceeds become payable. Otherwise, ownership will pass to the policy owner's estate (or successor-in-interest), if the policy owner is not the Insured.
Policy Owner Rights
The policy owner may exercise all policy rights in accordance with policy terms while the policy is In Force, subject to Nationwide’s approval. These rights include, but are not limited to, the following:
•	changing the policy owner, contingent owner, and beneficiary;
•	assigning, exchanging, and/or converting the policy;
•	requesting transfers, policy loans, and partial surrenders or a complete surrender; and
•	changing insurance coverage such as death benefit option changes, adding or removing Riders, and/or increasing or decreasing the Total Specified Amount and/or the specified amount associated with elected Riders, if applicable.
These rights are explained in greater detail throughout this prospectus.
Subject to Nationwide’s approval, the policy owner may name a different policy owner or contingent owner while the policy is In Force by submitting a written request to the Service Center. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide. There may be adverse tax consequences to changing parties of the policy. Nationwide will review the available Enhancement Benefit and may revise it in the event a new policy owner is named.
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Beneficiaries
The principal right of a beneficiary is to receive the Death Benefit Proceeds if the Insured dies while the policy is In Force. While the policy is In Force, a policy owner may name more than one beneficiary, designate primary and contingent beneficiaries, change or add beneficiaries, and/or direct Nationwide to distribute the Proceeds other than as described below.
If a primary beneficiary dies or ceases to be in existence before the Insured, Nationwide will pay the Death Benefit Proceeds to the surviving primary beneficiaries. Unless specified otherwise by the policy owner, Nationwide will pay multiple primary beneficiaries in equal shares. A contingent beneficiary will become the primary beneficiary if all primary beneficiaries die or cease to be in existence before the Insured and before any Proceeds become payable. A policy owner may name more than one contingent beneficiary. Unless specified otherwise by the policy owner, Nationwide will also pay multiple contingent beneficiaries in equal shares. If no beneficiary or contingent beneficiary is alive or in existence upon the Insured's death, the Death Benefit Proceeds will be payable to the policy owner.
Requests to change or add beneficiaries must be submitted in writing to the Service Center. Nationwide may require that the policy owner send the policy for endorsement before the change is recorded. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide.
Purchasing a Policy
The policy is available for Insureds between the Issue Ages of 18 and 80. To purchase the policy, prospective purchasers must submit a completed application and the required initial Premium payment.
Nationwide must receive evidence of insurability that satisfies its underwriting standards (this may require a medical examination) before it will issue a policy. Nationwide can provide prospective purchasers with the details of its underwriting standards upon request. Nationwide reserves the right to reject any application for any reason permitted by law. Additionally, Nationwide reserves the right to modify its underwriting standards on a prospective basis for newly issued policies at any time.
The minimum initial Base Policy Specified Amount in most states is $50,000. Nationwide reserves the right to modify the minimum Base Policy Specified Amount on a prospective basis for newly issued policies at any time.
Underwriting may occur at a corporate level to determine whether or not the risks and expenses associated with the insurance applied for is appropriate for Nationwide to assume in placing the policy. Nationwide may refuse to issue any additional policies to a policy owner who has previously been issued policies by Nationwide that have aggregate scheduled annual Premium that exceeds $15 million.
Initial Premium Payment
The initial Premium payment is due on the Policy Date. Any due and unpaid policy charges will be subtracted from the initial Premium payment. Insurance coverage will not be effective until the initial Premium is paid, even if the Policy Date precedes the date the initial Premium is paid. The required initial Premium payment amount is stated in the Policy Data Pages and will depend on the following factors: the initial Base Policy Specified Amount, death benefit option elected, any Riders elected, and Insured's age, health, and activities. Initial Premium may be paid to the Service Center or to an authorized Nationwide representative. The initial Premium payment will not be applied to the policy until the underwriting process is complete.
Insurance Coverage Effective Date
Unless the policy is issued pursuant to an exchange under Section 1035 of the Code, issuance of full insurance coverage occurs on the latest of:
•	the date Nationwide certifies that the complete application materials have been submitted and the underwriting conditions have been satisfied;
•	the Policy Date; or
•	the date the initial Premium is received at the Service Center.
If the policy is issued as a result of an exchange under Section 1035 of the Code, issuance of full insurance coverage occurs on the later of:
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•	the date the insurance carrier of the exchanged policy authorizes payment of such policy's proceeds to Nationwide; or
•	the date Nationwide certifies that the complete application materials have been submitted and the underwriting conditions have been satisfied, provided there is sufficient Premium to pay policy charges for at least three months.
Nationwide has the right to reject any application for insurance. If an application is rejected, the Premium will be returned to the policy owner within two business days of the date the decision to reject an application is made.
With respect to policy reinstatement, the effective date of coverage will be the monthly anniversary of the Policy Date on or next following the date Nationwide approves the reinstatement.
With respect to Base Policy Specified Amount or Rider Specified Amount increases, an approved increase will have an effective date of the monthly anniversary of the Policy Date on or next following the date Nationwide approves the supplemental application unless the policy owner requests and Nationwide approves a different date. With respect to any decrease in coverage, the effective date of coverage will be the monthly anniversary of the Policy Date that falls on or next following the date Nationwide receives the request.
Insurance coverage will end upon the Insured's death, the policy owner terminates coverage in writing, Nationwide pays the Maturity Proceeds, the Grace Period ends, or the policy is surrendered in full.
Right to Cancel (Examination Right)
Under state law a policy owner may, for a limited time, cancel the policy and receive a refund (commonly referred to as the "free look" period). The length of the free look period depends on state law and may vary depending on whether the policy was purchased to replace another policy. The minimum "free look" period is 10 days.
In order to cancel the policy during the free look period, a policy owner must submit a written cancellation request and return the policy either to the sales representative or to the Service Center. Nationwide will honor free look cancellation requests received by the last day of the free look period (if returned by US mail, the request must be post-marked by the last day of the free look period).
Free look cancellation requests received after the close of business on the date the free look period expires will not be canceled free of charge. If the policy is canceled, Nationwide will treat the policy as if it was never issued.
Within seven days of a free look cancellation request, Nationwide will refund the amount prescribed by state law. The amount Nationwide refunds will be Cash Value or, in certain states, the greater of the Premium paid or the policy's Cash Value plus any charges deducted.
Allocation of Net Premium During Free Look Period
Where state law requires the return of initial Premium for free look cancellations, Nationwide will allocate initial Net Premium to the Fixed Account as instructed. Nationwide will allocate initial Net Premium allocated to the Sub-Accounts to the available money market Sub-Account until the free look period expires. At the expiration of the free look period, Nationwide will transfer the amount held in the money market Sub-Account to the requested Sub-Accounts based on the allocation instructions in effect at the time of the transfer.
Where state law requires the return of Cash Value, Nationwide will allocate all of the initial Net Premium to the designated Sub-Accounts and Fixed Account based upon the allocation instructions in effect at the time, on the next Valuation Period.
Premium Payments
This policy does not require a payment of a scheduled Premium amount to keep it In Force. It will remain In Force as long as the conditions that cause a policy to Lapse do not exist, see Lapse and Unfavorable Investment Experience. Premium payment reminder notices will be sent according to the Premium payment schedule selected by the policy owner. Additional Premium payments must be submitted to the Service Center. Each Premium payment must be at least $25. Upon request, Nationwide will furnish Premium payment receipts. Policy owners may make additional Premium payments at any time while the policy is In Force and prior to the Maturity Date, subject to the following:
•	Nationwide may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount At Risk.
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•	Nationwide will refund Premium payments that exceed the applicable premium limit established by the Code to qualify the policy as a contract for life insurance.
•	Nationwide will monitor Premiums paid and will notify policy owners when the policy is in jeopardy of becoming a modified endowment contract, see Taxes.
•	Nationwide may require that policy Indebtedness be repaid before accepting any additional Premium payments.
Subsequent Premium payments will be allocated according to the allocation instructions in effect at the time the Premium is received.
Target Premium and the Base Policy
Premium payments are categorized as either Target Premium or Excess Premium. Target Premium is an annual Premium based upon the Insured's Issue Age, underwriting classification and Base Policy Specified Amount. Each Premium payment in a given policy year is considered a contribution toward Target Premium until the total of all contributions in such policy year equal the Target Premium. Premium in any given Policy Year that exceeds the Target Premium amount is considered Excess Premium. Whether Premium is considered Target Premium or Excess Premium directly impacts the Percent of Premium Charge that is assessed on each Premium payment, see Percent of Premium Charge.
Target Premium and the Supplemental Insurance Rider
In general, election of the Supplemental Insurance Rider decreases the policy’s Target Premium because of policy charge blending (an example of policy charge blending is provided in Appendix D: Examples of Policy Charge Blending). A lower Target Premium impacts the amount of Percent of Premium Charge assessed because a lower Target Premium will result in a greater portion of Net Premium paid being considered Excess Premium. The Percent of Premium Charge is less when assessed against Excess Premium than when assessed against Target Premium during the first four policy years or first four policy years following an increase in Total Specified Amount.
Cash Value
Nationwide will determine the Cash Value at least monthly. Cash Value will fluctuate daily and there is no guaranteed Cash Value. At the end of any given Valuation Period, the Cash Value is equal to the sum of:
•	the value of the Accumulation Units allocated to the Sub-Accounts, see Valuation of Accumulation Units;
•	amounts allocated to the Fixed Account, including credited interest; and
•	amounts allocated to the policy loan account (only if a loan was taken), including credited interest, see Policy Loans.
Surrenders and policy charges and deductions will reduce the Cash Value of the policy. If Cash Value is a factor in calculating a benefit associated with the policy, such as the Death Benefit or a benefit associated with an elected Rider, the value of that benefit will also fluctuate, including being reduced due to surrenders and policy charge deductions. If the policy is surrendered or Lapses, the Cash Value will be reduced by the amount of any Indebtedness.
On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders.
Enhancement Benefit
An Enhancement Benefit may be payable under the policy. The Enhancement Benefit is a dollar amount that is added to the Cash Value when there is a complete surrender of the policy. The Enhancement Benefit is essentially a partial return of policy charges assessed. In most instances, the Enhancement Benefit will not exceed the sum of all charges assessed on the policy.
The Enhancement Benefit is designed to, in the event of a surrender in the early policy years, minimize the difference between the accumulated Premiums paid and the actual Cash Surrender Value. A benefit of this to an individual policy owner is to off-set the difference between the taxable income that may be incurred when an employer pays the policy’s Premium and the actual Cash Surrender Value received upon a policy surrender. A benefit of this to a corporate policy owner is to allow the policy in the early policy years to more closely track the corporate liability it is intended to off-set. The difference between the accumulated Premiums paid and the Cash Surrender Value is generally greater in the early policy years due to the upfront costs associated with purchasing the policy and the lack of time that the policy's Cash Value has had to grow. This is accomplished by lowering the cost associated with a surrender in the early policy years.
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The Enhancement Benefit, if any, is not available upon a surrender during the Right to Cancel (Examination Right) period, nor is it available upon a surrender that qualifies as a Section 1035 exchange. Additionally, the Enhancement Benefit is not payable in conjunction with a policy loan, partial surrender, or Lapse.
The Enhancement Benefit guaranteed duration and minimum guaranteed amount are stated on the Policy Data Pages. Currently, the Enhancement Benefit is available for the first six policy years; however, Nationwide may, at any time, decrease or eliminate the Enhancement Benefit after the guaranteed duration stated on the Policy Data Pages.
The Enhancement Benefit is calculated monthly and is equal to the product of (a) and the Cash Value, not to exceed the product of (b) and (c), where:
(a)	=	the Enhancement Percentage;
(b)	=	the Enhancement Cap Percentage; and
(c)	=	Total Percent of Premium Charge Paid.
Currently, the percentages used in the Enhancement Benefit calculation decline after the first policy year. The benefit decreases to zero at the end of the sixth policy year, see Appendix C: Factors Used in Calculating the Enhancement Benefit.
Since the policy's Cash Value is a factor in determining the Enhancement Benefit, factors that impact the Cash Value will also impact the amount of the Enhancement Benefit, if any. Additionally, if the Supplemental Insurance Rider is In Force, the Enhancement Benefit is reduced because of the lower charges associated with the Rider, see Appendix C: Factors Used in Calculating the Enhancement Benefit.
The Enhancement Benefit is paid from our General Account at the time the policy is completely surrendered. As a General Account obligation, the Enhancement Benefit is not part of the separate account and is an obligation of Nationwide. This means the Enhancement Benefit, including the policy owner’s right to receive payment, is subject to Nationwide’s claims paying ability. Any claim to payment of the Enhancement Benefit may be subordinate to other claims on our General Account in the event Nationwide becomes insolvent. Nationwide may postpone payment of the Enhancement Benefit for up to six months from the date of a surrender request.
Changing the Amount of Insurance Coverage
The policy owner may request to change the Base Policy Specified Amount. To change the Base Policy Specified Amount, the policy owner must submit a written request to the Service Center. Changes to the Base Policy Specified Amount will become effective on the next monthly policy anniversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date. However, no change will take effect unless the Cash Surrender Value would be sufficient to keep the policy In Force for at least three months. Nationwide may limit the number of Base Policy Specified Amount changes to one increase and one decrease each policy year. Changes to the Base Policy Specified Amount will typically alter the Death Benefit.
Increases
To increase the Base Policy Specified Amount, the policy owner must provide satisfactory evidence of insurability. The Insured must be between Issue Ages of 18 and 80 at the time of the request. Any request to increase the Base Policy Specified Amount must be at least $10,000 and the Base Policy Specified Amount after the increase may not exceed the Maximum Death Benefit. Requests to increase the Base Policy Specified Amount will be applied in the proportion the increase bears to Total Specified Amount. This means if a policy has the Supplemental Insurance Rider, all increases will be done proportionally between the policy's Base Policy Specified Amount and Rider Specified Amount. The policy owner cannot elect how to allocate increases in Total Specified Amount after the Policy Date. An increase in the Base Policy Specified Amount may cause an increase in the Net Amount At Risk. Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will usually cause the policy's Cost of Insurance Charge to increase. An increase in the Base Policy Specified Amount may require the policy owner to make larger or additional Premium payments in order to avoid Lapsing the policy. Increases in the Base Policy Specified Amount will result in a corresponding increase in the Long-Term Care Specified Amount only if the increase causes the Long-Term Care Specified Amount to fall below 10% of the Total Specified Amount.
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Decreases
The policy owner may request to decrease the Base Policy Specified Amount any time after the first policy year. Requests to decrease the Base Policy Specified Amount will be applied to the most recent Base Policy Specified Amount increase and applied backwards ending with the original Base Policy Specified Amount. Decreases to the Base Policy Specified Amount may decrease policy charges calculated per $1,000 of Base Policy Specified Amount or Net Amount At Risk (including any Rider charges), depending on the death benefit option elected and the amount of the Cash Value. Nationwide will deny any request to reduce the Base Policy Specified Amount below the minimum Total Specified Amount shown on the Policy Data Page. Nationwide will also deny any request that would disqualify the policy as a contract for life insurance. Decreases in the Base Policy Specified Amount will result in a corresponding decrease in the Long-Term Care Specified Amount only if the Total Specified Amount would be less than the Long-Term Care Specified Amount after the decrease.
Right of Conversion
At any time, a policy owner may elect to transfer 100% of the policy’s Cash Value allocated to the Sub-Accounts into the Fixed Account without regard to any restrictions otherwise applicable to such transfers.
This conversion right must be invoked in writing by submitting a request to the Service Center on a Nationwide approved form. This election is irrevocable.
Once the request has been processed, the policy will in effect become a fixed life insurance policy, and the policy's Cash Value will be credited with the Fixed Account's interest rate. In addition, the following will apply after conversion:
•	transfers out of the Fixed Account will no longer be available and the policy will no longer participate in the Investment Experience of the Sub-Accounts;
•	a Variable Account Asset Charge will no longer be deducted; and
•	all other benefits, services, Riders, and charges, including loans and full and partial surrenders will continue and/or continue to be available, subject to the terms applicable prior to the conversion.
Exchanging the Policy
The policy owner has an exchange right under the policy. At any time within the first 24 months of coverage from the Policy Date, the policy owner may surrender the policy and use the Cash Surrender Value to purchase a new permanent fixed life insurance policy on the Insured's life without evidence of insurability.
To invoke this right, the policy must be In Force and not in the Grace Period, and the policy owner must submit a written request to the Service Center on approved forms.
The new policy may be one of Nationwide’s available fixed benefit individual life insurance policies. The death benefit on the new policy may not be greater than the Death Benefit on this policy immediately prior to the exchange date. The new policy will have the same Total Specified Amount, Policy Date, and Issue Age. Nationwide will base Premium payments on the rates in effect for the same sex, Attained Age, and underwriting class of the Insured on the exchange date, unless otherwise required by state law. The policy owner may transfer Indebtedness to the new policy.
Exchange requests must be made on Nationwide forms and submitted to the Service Center. The policy must be In Force and not in a Grace Period. The policy owner must pay a Surrender Charge if applicable and surrender the policy to Nationwide. The policy owner must pay any money due on the exchange (any amount needed to ensure that the Cash Surrender Value of the new policy is the same as the Cash Surrender Value of this policy). The policy owner may request that any excess of the Cash Surrender Value of this policy over the Cash Surrender Value of the new policy be paid to the policy owner. The exchange may have adverse tax consequences. The new policy will take effect on the exchange date only if the Insured is alive. This policy will terminate when the new policy takes effect.
After the first 24 months of coverage, the policy owner may still surrender the policy and use the Cash Surrender Value to purchase a new permanent fixed life insurance policy on the Insured's life. However, issuance of the new policy will depend on the Insured providing satisfactory evidence of insurability.
Terminating the Policy
There are several ways that the policy can terminate. All coverage under the policy will terminate when any one of the following events occur:
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•	the policy owner requests in writing to the Service Center to terminate coverage;
•	the Insured dies;
•	the policy is In Force on the Maturity Date and the policy owner does not elect to extend coverage beyond the Maturity Date;
•	the policy Lapses; or
•	the policy is surrendered for its Cash Surrender Value.
Terminating the policy may result in adverse tax consequences.
Assigning the Policy
The policy owner may assign any or all rights under the policy while it is In Force, subject to Nationwide’s approval. The beneficiary's interest will be subject to the person or entity to which the policy owner assigned rights. Assignments must be in writing on a form satisfactory to Nationwide. Assignments will become effective on the date signed, unless otherwise specified by the policy owner, and are subject to any payments or actions taken by Nationwide before it is received and recorded at the Service Center. Nationwide is not responsible for the sufficiency or validity of any assignment. Assignments will be subject to any Indebtedness, policy liens, garnishments, court orders, and any previous assignments. If the assignment qualifies as an exchange under Section 1035 of the Code, no Enhancement Benefit will be paid.
Reports and Illustrations
Nationwide will send scheduled Premium payment reminders and transaction confirmations to policy owners upon request. Nationwide will also send quarterly and annual statements that show:
•	the Total Specified Amount;
•	Premiums paid;
•	all charges since the last report;
•	the current Cash Value;
•	the Cash Surrender Value; and
•	Indebtedness.
Confirmations of individual financial transactions, such as transfers, partial Surrenders, and loans are generated and mailed automatically. Copies may be obtained by contacting the Service Center. Alternatively, policy owners may receive information faster and reduce the amount of mail received by signing up for the eDelivery program. Go to www.nationwide.com/login to change the document delivery preferences.
Nationwide will send these reminders and reports to the address provided on the application unless directed otherwise. At any time, policy owners may ask for an illustration of future benefits and values under the policy, see Illustration Charge.
Standard Policy Charges
Nationwide takes deductions from Premium payments and/or the Cash Value to compensate it for the services and benefits provided, the costs and expenses incurred, and the risks assumed. Nationwide may generate a profit from any of the charges assessed under the policy and certain expenses may be recovered utilizing more than one charge.
Monthly charges are deducted from the policy's Cash Value beginning on the Policy Date. Charges are assessed by redeeming Accumulation Units. The number of Accumulation Units redeemed is determined by dividing the dollar amount of the charge by the Accumulation Unit value for the Sub-Account. Nationwide does not deduct policy charges or Rider charges from the Cash Value attributable to the policy loan account, see Policy Loans.
The charges reflect the costs and risks associated with the policy. The Insured is assigned to an underwriting class based upon his/her age, sex (if not unisex classified), smoker status, type of evidence of insurability, and insurability status.
Nationwide may change policy and/or Rider charges and rates under the policy at any time. Changes in policy and/or Rider charges and rates will vary by changes in future expectations for factors including, but not limited to, our investment earnings, mortality experience, persistency experience, expenses, including reinsurance expenses, and taxes. Changes to policy and/or Rider charges and rates will be on a uniform basis for Insureds of the same Issue Age, sex, rate class, rate type, any Substandard Rating, Total Specified Amount and Base Policy Specified Amount whose policies have been In
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Force for the same length of time. If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Any changes will be determined in accordance with state law. Policy and Rider charges will never exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables.
Percent of Premium Charge
Nationwide deducts a Percent of Premium Charge from each Premium payment to partially reimburse it for sales expenses and Premium taxes, and certain actual expenses, including expenses related to the sale of the policy. The Variable Account Asset Charge is also designed to partially reimburse us for these expenses. The Percent of Premium Charge also provides revenue to compensate Nationwide for assuming risks associated with the policy, and revenue that may be a profit.
The Percent of Premium Charge is comprised of 2 components, the Sales Load component and the Premium Tax component. The Sales Load component is to cover sales expenses. The Premium Tax component is to reimburse Nationwide for state and local premium taxes (at the estimated rate of 2.25%) and for federal premium taxes (at the estimated rate of 1.25%). This amount is not the actual amount of the tax liability Nationwide might incur. It is an estimated amount. If the actual tax liability is more or less, Nationwide will not adjust the charge retroactively.
The Percent of Premium Charge assessed on each Premium payment depends on whether the Target Premium for the year in which the Premium is received has been reached. Currently, the Percent of Premium Charge assessed is based on the following table:
Policy Year	Premium Paid Up To Target Premium	Premium Paid In Excess of Target Premium
1	10%	4%
2	8%	3%
3	6%	2%
4	4%	2%
5+	2%	2%
Nationwide may waive the Percent of Premium Charge on the initial Premium paid into this policy as part of a sponsored exchange program to another Nationwide policy, as permitted under the securities laws and/or rules or by order of the SEC.
Illustration Charge
Nationwide only assesses an Illustration Charge for excessive requests for In Force policies. Excessive requests means more than 10 in any 12 month period. This charge compensates Nationwide for the administrative costs of generating the illustration. This charge will not exceed $25 per illustration requested. Any Illustration Charge must be paid at the time of the illustration request. The Illustration Charge will not be deducted from the policy's Cash Value.
The Illustration Charge is not applicable to requests for illustrations of prospective policies during the sales process.
Partial Surrender Fee
Partial Surrender Fees are deducted proportionally from the Sub-Accounts and Fixed Account. Nationwide currently waives the Partial Surrender Fee. The fee is intended to compensate Nationwide for the administrative costs associated with calculating and generating the surrender amount. Nationwide may elect in the future to assess a Partial Surrender Fee. The Partial Surrender Fee assessed to each surrender will not exceed $25.
Administrative Expense Charge
An administrative charge is deducted proportionally from the policy's Sub-Account and Fixed Account allocations on the Policy Date and each monthly anniversary of the Policy Date. The charge reimburses Nationwide for the costs of maintaining the policy, including accounting and record-keeping. The charge is currently $5 per month in all policy years. The maximum guaranteed charge is $10 per month in all years.
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Cost of Insurance Charge
A Cost of Insurance Charge is deducted proportionally from Sub-Account and Fixed Account allocations on the Policy Date and on each monthly anniversary of the Policy Date. The charge is intended to cover Nationwide’s expenses associated with providing expected mortality benefits and assuming certain risks associated with the policy, and to cover other expenses, including acquisition costs, and state and federal taxes. Nationwide may also profit from this charge.
The Cost of Insurance Charge is the product of the Net Amount At Risk and the cost of insurance rate. The cost of insurance rate will vary by the Insured's issue age, sex, underwriting classification, any Substandard Ratings, how long the policy has been In Force, and the Base Policy Specified Amount. The cost of insurance rates are based on Nationwide’s expectations as to future mortality and expense experience, investment earnings, persistency, and taxes. Current and guaranteed monthly cost of insurance rates generally increase year over year to reflect expectations that mortality and underwriting risks generally increase as the Insured's Attained Age and the length of time the Policy has been In Force increase.
There will be a separate cost of insurance rate for the initial Base Policy Specified Amount and any Base Policy Specified Amount increase. The cost of insurance rate(s) will never be greater than what is shown on the Policy Data Pages.
Flat Extras and Substandard Ratings
Nationwide may inquire about the occupation and activities of the Insured through the underwriting process. If the activities or occupation of the Insured cause an increased health or accident risk, it may result in the Insured receiving a Substandard Rating. If this is the case, Nationwide may add an additional component to the Cost of Insurance Charge called a "Flat Extra Charge." The Flat Extra Charge accounts for the increased risk of providing life insurance when one or more of these factors apply to the Insured. The Flat Extra Charge is a component of the total Cost of Insurance Charge, so if applied it will be deducted from Cash Value on the Policy Date and the monthly anniversary of the Policy Date. The monthly Flat Extra Charge is between $0.00 and $2.08 per $1,000 of the Net Amount At Risk. If a Flat Extra Charge is applied, it is shown in the Policy Data Pages. In no event will the Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum charge shown in In Summary: Fee Tables.
Nationwide will uniformly apply a change in any cost of insurance rate for Insureds of the same age, sex, underwriting class, Substandard Ratings, and Base Policy Specified Amount, if the policies have been In Force for the same length of time. If a change in the cost of insurance rates causes an increase to a policy’s Cost of Insurance Charge, the policy's Cash Value could decrease. If a change in the cost of insurance rates causes a decrease to the policy’s Cost of Insurance Charge, the policy's Cash Value could increase.
Non-Medical Underwriting
Nationwide may underwrite the policy on a non-medical basis that may result in a higher Cost of Insurance Charge. Non medical underwriting means that a physical examination to obtain medical information on the proposed Insured is not required to issue the policy. The higher Cost of Insurance Charge would compensate Nationwide for assuming additional mortality risk as a result of issuing without the information that results from medical underwriting. The result is that healthy individuals will subsidize less healthy individuals because there is no medical underwriting, which typically results in lower cost of insurance rates being applied to fully underwritten policies. A medically underwritten policy for a healthy insured would likely have lower cost of insurance rates.
Base Policy Specified Amount Charge
A Base Policy Specified Amount Charge is deducted proportionally from the Sub-Account and the Fixed Account allocations on the Policy Date and each monthly anniversary of the Policy Date. The charge is intended to compensate Nationwide for sales, underwriting, distribution and issuance of the policy. The charge applicable to the policy depends on the Total Specified Amount. The maximum guaranteed monthly Base Policy Specified Amount Charge is $0.40 per $1,000 of Base Policy Specified Amount (unless the policy is purchased in the state of New York, where the maximum guaranteed monthly Base Policy Specified Amount Charge is $0.085 per $1,000 of Base Policy Specified Amount).
A distinct Rider Specified Amount Charge applies to the Supplemental Insurance Rider. If that Rider is elected, the Total Specified Amount charges will depend upon the allocation of Total Specified Amount between the base policy and the Supplemental Insurance Rider. To determine Total Specified Amount charges, the Base Policy Specified Amount charge must be added to the Rider Specified Amount charge. Total charges are a weighted average of the amount of Base Policy Specified Amount and Rider Specified Amount. The end result is a charge blending, see Supplemental Insurance Rider Specified Amount Charge.
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Variable Account Asset Charge
Nationwide deducts a Variable Account Asset Charge proportionally from the Sub-Account allocations daily to compensate it for assuming the risk associated with mortality and expense costs. This charge provides revenue to compensate Nationwide for assuming certain risks associated with the policy, and revenue that may be profit. The mortality risk is that the Insured will not live as long as expected. The expense risk is that the costs of issuing and administering the policy will be more than expected.
The Variable Account Asset Charge applicable to the policy depends on the amount of Cash Value allocated to the Sub-Accounts. The maximum guaranteed Variable Account Asset Charge is equal to an annualized rate of 0.90% of the policy's Cash Value allocated to the Sub-Accounts for all policy years. Currently, the annualized Variable Account Asset Charge rate assessed is based on the following schedule:
Charge for policy years 1-4	Charge for policy years 5-15	Charge for policy years 16+
0.25% of Cash Value allocated to the Sub-Accounts	0.20% of Cash Value allocated to the Sub-Accounts	0.10% of Cash Value allocated to the Sub-Accounts
Mutual Fund Operating Expenses
In addition to the policy charges, there are also charges associated with the mutual funds in which the Sub-Accounts invest. Policy owners do not pay these charges directly, but these charges do affect the value of the assets allocated to the Sub-Accounts because these charges are reflected in the underlying mutual fund prices that Nationwide subsequently uses to value Sub-Account units. The underlying mutual funds' prospectuses contain additional information about these charges. Policy owners may contact the Service Center to receive, free of charge, copies of the prospectuses for any of the underlying mutual funds available under the policy.
A Note on Charges
During a policy's early years, the expenses Nationwide incurs in distributing and establishing the policy exceed the deductions. Nevertheless, Nationwide expects to make a profit over time because variable life insurance is intended to be a long-term financial investment. Accordingly, Nationwide has designed the policy with features and investment options that it believes support and encourage long-term ownership.
Nationwide makes many assumptions and accounts for many economic and financial factors when establishing the policy's fees and charges. The following is a discussion of some of the factors that are relevant to the policy's pricing structure.
Distribution, Promotional, and Sales Expenses
Distribution, promotional, and sales expenses include amounts paid to broker-dealer firms as commissions, expense allowances, and marketing allowances. Nationwide refers to these expenses collectively as "total compensation."
Nationwide has the ability to customize the total compensation package of its broker-dealer firms. Nationwide may vary the form of compensation paid or the amounts paid as commission, expense allowance, or marketing allowance; however, the total premium based compensation will not exceed the maximum of 40% of first year premiums and 15% of renewal premium after the first year. Commission may also be paid as an asset-based amount instead of a premium based amount. If an asset-based commission is paid, it will not exceed 0.30% of the non-loaned Cash Value per year.
Marketing allowance is based on a firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products.
The actual amount and/or forms of total compensation paid depend on factors such as the level of premiums Nationwide receives from respective broker-dealer firms and the scope of services the firms provide. Some broker-dealer firms may not receive maximum total compensation.
Individual registered representatives typically receive a portion of the commissions/total compensation paid, depending on their arrangement with their broker-dealer firm. Policy owners should consult the registered representative or Nationwide Business Solutions Group to know the exact compensation arrangement associated with this policy.
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Information on Underlying Mutual Fund Service Fee Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The separate account aggregates policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The separate account (not the policy owners) is the underlying mutual fund shareholder. When the separate account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the policy (as discussed above), which benefit the underlying mutual funds by providing policy owners with Sub-Account options that correspond to the underlying mutual funds.
An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the policy and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the policy.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds or their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the policies and other variable policies Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the policies and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's advisor or subadvisor (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because these affiliates receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Overall, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the policies (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the policy.
Amount of Payments Nationwide Receives
For the year ended December 31, 2016, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through the policy or other variable policies that Nationwide and its affiliates issued. Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide or its affiliates receive depends on the assets of the underlying mutual funds attributable to the policy, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
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For policies owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as a calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund's advisor or sub-advisor is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g., the investment advisor or sub-advisors), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the policies. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if we determine that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from policy owners.
There may be underlying mutual funds with lower fees and expenses, as well as other variable policies that offer underlying mutual funds with lower fees and expenses. Policy owners should consider all of the fees and charges of the policy in relation to its features. Higher policy fees and charges and underlying mutual fund fees and expenses have a direct effect on the policy’s investment performance.
Policy Riders and Rider Charges
Policy owners may purchase one or more of the policy’s Riders. There may be additional charges assessed for elected Riders, see In Summary: Fee Tables. The availability, operation, and benefits of the Riders may vary by the state where the policy is issued.
Rider charges are assessed starting on the Policy Date and each monthly anniversary of the Policy Date by taking deductions from the Cash Value. If a Rider is elected after the Policy Date, Rider charges will begin to be deducted on the first monthly anniversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date.
Rider charges compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed by Nationwide associated with offering the Riders. Nationwide may generate a profit from any of the Rider charges.
The maximum and minimum/current Rider charges are stated in the Fee Tables, see In Summary: Fee Tables.
Note: The charge and/or benefits received under certain Riders may be treated as a distribution from the policy for income tax purposes, see Periodic Withdrawals, Non-Periodic Withdrawals in Taxes, and Policy Loans.
Overloan Lapse Protection Rider
A policy owner is able to prevent the policy from Lapsing due to Indebtedness by invoking the Overloan Lapse Protection Rider, which provides a guaranteed paid-up insurance benefit. The Rider is designed to enable the policy owner of a policy with a substantially depleted Cash Value, due to Indebtedness, to potentially avoid the negative tax consequences associated with Lapsing the policy.
Note: Neither the IRS nor the courts have ruled on the tax consequences of invoking the Overloan Lapse Protection Rider. It is possible that the IRS or a court could assert that the Indebtedness should be treated as a distribution, all or a portion of which could be taxable when the Rider is invoked. Consult with a tax advisor regarding the risks associated with invoking this Rider.
Availability
All policies will automatically receive the Overloan Lapse Protection Rider (state law permitting). The Rider is dormant until specifically invoked by the policy owner, at which time a one-time charge is assessed.
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Eligibility
The policy owner is eligible to invoke the Rider upon meeting the following conditions:
•	Indebtedness reaches a certain percentage of the policy's Cash Value (the percentage will range from 84% to 99% based upon the life insurance qualification test and the Insured's Attained Age);
•	The Insured is Attained Age 75 or older;
•	The policy is currently In Force and has been In Force for at least 15 years;
•	The policy's Cash Value is at least $100,000; and
•	All amounts available for partial surrender not subject to federal income tax have been taken.
The first time the policy's Indebtedness reaches the percentage that makes the policy eligible for the Rider, Nationwide will notify the policy owner of the policy's eligibility to invoke the Rider. The letter will also describe the Rider, its cost, and its guaranteed benefits. The Rider may be invoked at any time, provided that the above conditions are met.
Note: Long-Term Care Rider and the Change of Insured Rider will terminate or will need to be terminated by the policy owner prior to invoking the Overloan Lapse Protection Rider. An election to invoke the Overloan Lapse Protection Rider is irrevocable.
After Nationwide receives a request to invoke the Rider, Nationwide will adjust the policy as follows:
(1)	If not already in effect, the death benefit option will be changed to Death Benefit Option 1.
(2)	The Total Specified Amount will be adjusted to equal the lesser of: (1) the Total Specified Amount immediately before the Rider was invoked; or (2) the Total Specified Amount that will cause the Death Benefit to equal the Minimum Required Death Benefit immediately after the charge for the Rider is deducted. This "new" Total Specified Amount will be used to calculate the Death Benefit pursuant to The Death Benefit provision.
(3)	Any non-loaned Cash Value (after deduction of the Overloan Lapse Protection Rider charge) will be transferred to the Fixed Account, where it will earn the minimum guaranteed fixed interest rate of the base policy (shown in the Policy Data Pages).
After the above adjustments are made, the Indebtedness will continue to grow at the policy's loan charged rate, and the amount in the policy loan account will continue to earn interest at the policy's loan crediting rate. No additional policy charges will be assessed. No further loans may be taken from the policy and no withdrawals may be taken from the policy (except for a full policy surrender). Cash Value may not be transferred out of the Fixed Account. The Death Benefit will be the greater of the Total Specified Amount or the Minimum Required Death Benefit. The policy will remain as described above for the duration of the policy.
Overloan Lapse Protection Rider Charge
The Overloan Lapse Protection Rider Charge is a one-time charge deducted at the time the Rider is invoked, and is assessed against the Cash Value allocated to the Sub-Accounts and the Fixed Account. The charge is intended to cover the administrative costs and to compensate Nationwide for the risks associated with the Rider's guaranteed paid-up death benefit. The charge is the product of the policy's Cash Value and an age-based factor ranging from 0.15% to 15.70% as shown in the Policy Data Pages.
If the Cash Value less Indebtedness is insufficient to satisfy the charge, the Rider cannot be invoked without repaying enough Indebtedness to cover the charge.
Invoking the Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value.
Change of Insured Rider
This Rider is automatically issued with the policy with no associated charge. The benefit associated with the Change of Insured Rider is that the policy owner may designate a new Insured at any time after the Policy Date, subject to insurability and the conditions below. If this Rider is invoked, the policy charges after the change will be based on the underwriting classification and characteristics of the new Insured.
The amount of insurance coverage after the change date will be the Total Specified Amount shown on the application to change the Insured provided that (1) the policy continues to qualify as life insurance under the Code, and (2) such Total Specified Amount equals or exceeds the minimum Total Specified Amount shown on the Policy Data Pages. Coverage of
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the new Insured will become effective on the change date. Coverage of the previous Insured will terminate on the day before the change date. The change date is the first monthly anniversary on or next following the date the change of Insured conditions are met. The Policy Date will not change.
Change of Insured conditions:
(1)	At the time of the change, the new Insured must have the same business relationship to the policy owner as did the previous Insured.
(2)	The new Insured may be required to submit satisfactory evidence of insurability.
(3)	The new Insured must satisfy Nationwide’s underwriting requirements.
(4)	The policy must be In Force and not be in a Grace Period at the time of the change.
(5)	The new Insured must have been at least age 18 on the Policy Date.
(6)	The policy owner must make written application to change the Insured to the Service Center.
Federal income tax consequences may result from a change in insured. For federal income tax purposes the substitution of a new insured is treated as an exchange of the policy for another life insurance policy. Because the new insured is not the same as the insured that was substituted, the tax free treatment for policy exchanges under Code Section 1035 may not be available because the requirement that the insured under the policy relate to the same individual would not be met; consequently, the excess Cash Surrender Value over the investment in the policy would be taxable as ordinary income. The foregoing is not comprehensive and cannot replace personalized advice provided by a competent tax professional. The policy owner should seek competent tax advice regarding the tax treatment of the policy when contemplating a change of insured.
Change of Insured Rider Charge
There is no charge associated with the Change of Insured Rider.
Supplemental Insurance Rider
The benefit associated with the Supplemental Insurance Rider is term life insurance on the Insured that is: (1) in addition to the Base Policy Specified Amount; (2) payable upon the Insured's death; and (3) automatically renewed annually until the Insured reaches Attained Age 100. This Rider and all coverage associated with it terminates when the Insured reaches Attained Age 100, regardless whether coverage under the policy is extended beyond the Maturity Date, see Policy Maturity. Additionally, electing coverage under the Supplemental Insurance Rider will result in a lower Enhancement Benefit, if any.
Subject to Nationwide’s approval, the policy owner may purchase this Rider at the time of application or at a later time provided that the policy is In Force and the Rider is purchased before the Insured reaches Attained Age 100. If the policy owner purchases this Rider at the time of application, the effective date of the Rider is the Policy Date. If the Rider is purchased after the Policy Date, the effective date will be the monthly anniversary of the Policy Date on or next following the date Nationwide approves the policy owner’s written request, unless the policy owner specifies and Nationwide approves a different date.
The Rider Specified Amount is the amount of insurance coverage provided by the Supplemental Insurance Rider. The Rider Specified Amount and the Base Policy Specified Amount are combined to equal the Total Specified Amount. While the Rider is In Force, the Base Policy Specified Amount must be at least 10% of the minimum Total Specified Amount.
The Rider Death Benefit may vary monthly and is based on the chosen death benefit option in effect for the base policy, see Supplemental Insurance Rider Death Benefit Calculation. Because Nationwide deducts the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of the Death Benefit when the Death Benefit depends on Cash Value.
Monthly Rider charges are different from, and in addition to, the charges assessed under the base policy. The charges associated with the Supplemental Insurance Rider are:
•	Supplemental Insurance Rider Cost of Insurance Charge; and
•	Supplemental Insurance Rider Specified Amount Charge.
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Supplemental Insurance Rider Cost of Insurance Charge
The Supplemental Insurance Rider Cost of Insurance Charge is deducted proportionally from the Sub-Account and Fixed Account allocations on the Policy Date and each monthly anniversary of the Policy Date. The charge is intended to compensate Nationwide for providing term life insurance on the Insured. The Net Amount At Risk for the Supplemental Insurance Rider is equal to the Rider's Death Benefit (described below). The charge is determined by multiplying the Rider's Death Benefit by the Rider’s cost of insurance rate. Nationwide bases the Supplemental Insurance Rider Cost of Insurance rate on its expectations as to future experience for factors such as mortality, persistency, expenses, and taxes. The Supplemental Insurance Rider Cost of insurance rate will vary by the Insured's Attained Age, sex (if not unisex classified), tobacco use, Substandard Ratings, underwriting class and the number of years from the Policy Date. The Rider Cost of Insurance Charge may include a Flat Extra Charge for certain Substandard Ratings, see Cost of Insurance.
Supplemental Insurance Rider Specified Amount Charge
The Supplemental Insurance Rider Specified Amount Charge is deducted proportionally from the Sub-Account and Fixed Account allocations on the Policy Date and each monthly anniversary of the Policy Date. The charge is intended to compensate Nationwide for sales, underwriting, distribution, and issuance of the Rider. The charge applicable to the policy depends on the Total Specified Amount and the allocation of the Total Specified Amount between Base Policy Specified Amount and Rider Specified Amount. The charge is determined using a weighted average (i.e., a blend that uses the relative proportions of the Base and Rider Specified Amounts) of the base and Rider charges.
The maximum guaranteed monthly Supplemental Insurance Rider Specified Amount Charge is $0.40 per $1,000 of Rider Specified Amount (unless the policy is purchased in the state of New York, where the maximum guaranteed monthly Supplemental Insurance Rider Specified Amount Charge is $0.085 per $1,000 of Rider Specified Amount). To determine Total Specified Amount charges, add the amount of the Base Policy Specified Amount charge to the Rider Specified Amount charge. Total charges are a weighted average of the amount of Base Policy Specified Amount and Rider Specified Amount elected. The end result is a charge blending.
Policy Charge Blending
When the Supplemental Insurance Rider is elected, the Rider's charges are blended with the base policy's charges. "Blending" means that the charge associated with the Base Policy Specified Amount and the Rider Specified Amount are multiplied by their respective percentage allocation and then added. For example, if 80% is allocated to Base Policy Specified Amount and 20% to Rider Specified Amount, the total charges are determined by multiplying the charges under the Base Policy Specified Amount by 80% and independently multiplying the charges under the Rider Specified Amount charge by 20% and then adding the result of these two calculations to determine total policy charges.
In most instances, policy charges are lower if the policy owner allocates as much coverage percentage as possible to the Rider. Rider charges generally are lower than base policy charges because the Rider is term insurance; however, in some years and/or at some Attained Ages, the cost of insurance charge for the Rider is higher than the cost of insurance for the base policy. Generally, however, the greater the allocation of the Total Specified Amount to the Rider, the lower the overall charges will be under the policy, see Appendix D: Examples of Policy Charge Blending.
A registered representative can answer any questions and provide illustrations demonstrating the impact of purchasing coverage under the Rider.
Before deciding whether to purchase the Supplemental Insurance Rider it is important to know that when the Rider is purchased, the compensation received by the registered representative and his or her firm is less than when compared to purchasing insurance coverage under the base policy. As a result of this compensation reduction, the charges assessed for the cost of insurance under this Rider will be lower for a significant period of time. There are instances where the Supplemental Insurance Rider may require lower Premium to maintain the total Death Benefit over the life of the policy or may require increased Premium when compared to not purchasing the Rider at all.
Rider Specified Amount Increases and Decreases
All increases and decreases of Rider Specified Amount, including decreases due to partial surrenders, are done proportionally between the amounts allocated to Base Policy Specified Amount and Rider Specified Amount.
If the policy owner purchases this Rider and increases the Total Specified Amount then the overall monthly charges associated with the policy will increase, even if the Base Policy Specified Amount is not increased. If, however, the policy owner purchases this Rider and does not increase the Total Specified Amount and instead reduces the Base Policy Specified Amount by an off-setting amount of Rider Specified Amount, then electing the Supplemental Insurance Rider may potentially reduce the overall monthly charges associated with the policy.
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Supplemental Insurance Rider Death Benefit Calculation
The death benefit option chosen for the base policy will also be the death benefit option for the Rider and used in the calculation of the Rider Death Benefit. The current death benefit option in effect is shown on the Policy Data Page.
The Supplemental Insurance Rider Death Benefit is calculated as follows:
(1)	the total Net Amount At Risk for the policy and this Rider; multiplied by
(2)	the Rider Specified Amount; divided by
(3)	the Total Specified Amount.
Depending on the policy’s Cash Value, the Rider Death Benefit may be less than the Rider Specified Amount.
The Rider Death Benefit is then added to the base policy’s Death Benefit to determine the total Death Benefit.
The base policy's Death Benefit is calculated using the formula below:
[CV + (Total NAAR)] x [(Base Policy Specified Amount)/ (Total Specified Amount)]
Where:
CV is the Cash Value of the policy; and
Total NAAR is the total Net Amount At Risk, which is the Death Benefit minus the Cash Value.
The formula above determines the portion of the Death Benefit applied to the base policy by determining the ratio the Base Policy Specified Amount bears to the Total Specified Amount.
Terminating the Rider
This Rider can be terminated by submitting a written request to the Service Center. Nationwide may require that the policy be submitted for endorsement. Terminating this Rider will likely result in increased policy charges because of the difference in policy charges for the base policy and this Rider. If the Rider is terminated, the calculation of the Death Benefit will apply exclusively to the base policy. Termination may require that the amount of Death Benefit coverage provided by the base policy be increased to maintain the qualification of the policy as life insurance under the Code.
This Rider also terminates upon the earliest of the following dates:
•	the date the policy is surrendered or terminated;
•	the date the policy Lapses;
•	the Insured's death; or
•	the date the Insured reaches Attained Age 100.
Nationwide may deny any request to terminate this Rider that would disqualify the policy as a contract of life insurance under the Code. If the policy is not issued as a modified endowment contract, terminating this Rider may result in the policy becoming a modified endowment contract. Nationwide will notify the policy owner if the policy's status is in jeopardy.
There is no Cash Value attributable to this Rider. Therefore, there is no Cash Surrender Value available upon termination.
In most instances, terminating the Rider will not be to the policy owner’s advantage. Consult with a registered representative or a qualified financial advisor before deciding to terminate coverage under this Rider.
Long-Term Care Rider
The Long-Term Care Rider is only available for election on policies that are In Force as of February 13, 2017. The benefit associated with the Long-Term Care Rider is that, upon the Insured meeting certain eligibility requirements, the policy owner is paid a monthly benefit to assist with the expenses associated with Qualified Long-Term Care Services, which include, but are not limited to, long-term care facility stay(s), home health care services, and adult day care services. Benefit payments represent an advance of a portion of the Base Policy Specified Amount (Total Specified Amount if the Supplemental Insurance Rider is elected and In Force) which will ultimately reduce the Cash Surrender Value and Death Benefit. In addition, if the remaining Death Benefit is less than 10% of the initial Total Specified Amount when the Insured dies and the policy is In Force, a residual Death Benefit of 10% of the initial Total Specified Amount minus any Indebtedness and partial surrenders will be paid. The Long-Term Care Rider has no Cash Surrender Value and no loan values.
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The maximum monthly benefit, which is determined by Nationwide at the time a request for benefits under the terms of the Rider is submitted, will be the lesser of:
(1) 2% of Long-Term Care Specified Amount in effect;
(2) Two times the per diem amount allowed by the Health Insurance Portability and Accountability Act times thirty (30); or
(3) 1/12 of the maximum lifetime benefit.
The maximum lifetime benefit under any combination of Qualified Long-Term Care Services is equal to the lesser of the Long-Term Care Specified Amount or the initial Total Specified Amount minus Indebtedness and partial surrenders.
A policy owner may request to receive a monthly benefit less than the maximum subject to a minimum monthly benefit. Choosing a lesser amount could extend the length of the benefit period of the Long-Term Care Rider.
The Long-Term Care Specified Amount, elected at issue, represents the maximum accumulation of long-term care benefits available under the Long-Term Care Rider. This amount must be at least 10% of the Base Policy Specified Amount (Total Specified Amount if the Supplemental Insurance Rider is elected and In Force) and no more than the Total Specified Amount.
State regulation of long-term care benefits will result in differences in this Rider's name, covered services, criteria for eligibility of benefit payment, cost of insurance charge factors, maximum and minimum monthly and lifetime benefit amounts, and availability of the 10% residual Death Benefit. State variations are subject to change without notice at any time. Contact the Service Center to obtain a copy of the Long-Term Care Rider applicable to the policy.
Availability
Subject to Nationwide's underwriting approval, the Long-Term Care Rider may be purchased at any time while the policy is In Force. If purchased after the Policy Date, Nationwide will require new evidence of insurability. Underwriting and approval of the Long-Term Care Rider is separate and distinct from underwriting and approval of the policy and Supplemental Insurance Rider. Therefore, it is possible that the underwriting risk class for the Long-Term Care Rider could differ from the policy and Supplemental Insurance Rider or that an applicant could qualify for the policy and Supplemental Insurance Rider and still be declined for the Long-Term Care Rider.
There is a free look period associated with this Rider. Within 30 days of receipt of the Rider, the policy owner may return it to the sales representative who sold it, or to the Service Center. The Rider will be void and related charges will be refunded to the policy owner, see Right to Cancel (Examination Right). The Long-Term Care Rider is guaranteed renewable.
Invoking the Rider
To invoke this Rider, the Insured must be: (1) severely cognitively impaired or (2) unable to do at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair).
In addition, a 90-day waiting period, referred to as an "elimination period," must be satisfied before benefits are paid. Benefits will not be retrospectively paid for the elimination period. The elimination period can be satisfied by any combination of Qualified Long-Term Care Services. These Qualified Long-Term Care Services need not be continuous, but must be accumulated within a continuous period of 730 days. The elimination period has to be satisfied only once while the Rider is in effect. The benefit associated with the Rider may not cover all prospective long-term care costs. The benefits paid in association with the Rider are intended to be "qualified long-term care insurance" under federal tax law, and generally will not be taxable to the policy owner, see Taxes. See a tax advisor about the use of this Rider.
Terminating the Rider
This Rider will terminate when the maximum lifetime benefit under the Rider has been paid, the policy matures, the Insured dies, the Overloan Lapse Protection Rider is invoked, the Rider is terminated by written request to the Service Center, or the policy is terminated.
Even if the Rider is terminated, benefits will still be payable if: (1) the Qualified Long-Term Care Services are received in a licensed facility; (2) eligibility for such benefits began while the Rider was in force; and (3) eligibility for such benefits continue without interruption after termination of the Rider. Unless the Rider is reinstated, such extension of benefits may be limited to the duration of the benefit period or to payment of the maximum lifetime Long-Term Care Rider benefit amount and may be subject to all other applicable provisions of the policy and Rider.
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The Rider may be reinstated if the policy lapses while the Insured would otherwise meet the criteria set forth in the Eligibility for the Payment of Benefits provision if the Insured provides a written request within five (5) months from the date of termination, and certain other conditions are met, including payment sufficient to keep the policy and all attached riders In Force for a minimum of three (3) months.
Long-Term Care Rider Charge
A monthly Long-Term Care Rider charge is deducted if this Rider is elected. The Long-Term Care Rider charge compensates Nationwide for providing long-term care benefits upon the Insured meeting certain eligibility requirements. The Rider charge is the product of the Long-Term Care Specified Amount, a Long-Term Care Rider charge rate, and a factor based on the Long-Term Care Rider rate class multiple stated in the Policy Data Pages. The Long-Term Care Rider charge rate is based on Nationwide's expectations as to the Insured's potential need for long-term care over time and will vary by the Insured's sex (if not unisex classified), Issue Age, rate class, rate type, and Long-Term Care Rider effective date.
The Long-Term Care Rider charge will be deducted proportionally from the Sub-Accounts and fixed investment options allocations. Because the Long-Term Care Rider charge is deducted from the Cash Value, electing this Rider could reduce the amount of proceeds payable when the Death Benefit depends on Cash Value. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value and Death Benefit.
Note: Upon meeting the requirements for benefits under this Rider, the Long-Term Care Rider charge will be waived for the duration of the Rider benefit payment period; however, all other monthly deductions will continue to be charged. Additionally, loans or partial surrenders will not be permitted while receiving benefits under the Rider. If the policy's Cash Value minus Indebtedness is insufficient to cover all other monthly deductions while benefits are being received under the Rider, the policy will not lapse and monthly deductions will be waived while the Rider benefit is being paid. This includes monthly deductions for other In Force Riders. Premium requirements for any death benefit guarantee feature of the policy or any elected Rider are not waived. Once the Insured is no longer receiving benefits associated with the Long-Term Care Rider, additional Premium may be necessary to prevent the policy from Lapsing. As a protection against unintentional lapse, the Rider provides the right to designate at least one other person as an authorized representative who will receive the notice of lapse or termination of the policy for nonpayment of Premium, in addition to the policy owner.
Limitations
While receiving Rider benefits, the following are not permitted: loans, partial Surrenders, Specified Amount changes, changes in underwriting classification, rider additions, or changes in the death benefit option. Upon receiving Rider benefits, a long-term care benefit payout account will be created and a monthly report will be provided to the policy owner.
The Rider does not cover any expense which results from suicide, felonies, alcoholism or drug addiction, or war. Nor does the Rider cover expenses which result from preexisting conditions that are not disclosed in the application if the need for services begins during the first six months after the Long Term Care Rider effective date.
Incontestability
Nationwide will not contest payment under the Rider if the Rider has been In Force for less than six months unless the Insured makes a misrepresentation that is material to the acceptance of the Insured for coverage. Nationwide will not contest payment under the Rider if the Rider has been In Force for at least six months, but less than two years, unless the Insured makes a misrepresentation that is both material to the acceptance of coverage and pertains to the condition for which benefits are sought. Nationwide will not contest payment under the Rider after the Rider has been In Force for two years unless the Insured knowingly and intentionally misrepresented relevant facts relating to their health. A separate contestability period will apply for any increase of the Long-Term Care Specified Amount that was subject to evidence of insurability.
Claims
Written notice of a claim must be given within thirty (30) days after the Insured begins receiving Qualified Long-Term Care Services. Written proof of claim, consisting of detailed documentation that describes and confirms the Insured is chronically ill and is receiving Qualified Long-Term Care Services, must be given within ninety (90) days. If Nationwide determines that a benefit trigger has not been met, it will follow internal and external review processes consistent with applicable laws and regulations in the State of Issue. The policy owner must give immediate notice when the receipt of Qualified Long-Term Care Services has ceased or is no longer required. Nationwide, at its own expense, has the right to have the Insured examined as often as it may reasonably require while the Insured is receiving Qualified Long-Term Care Services.
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Policy Owner Services
Nationwide® Guided Portfolio Strategies
The Nationwide Guided Portfolio Strategies (GPS) are static allocation strategies comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Policy owners that elect a GPS directly own Sub-Account units of the underlying mutual funds that comprise the particular portfolio elected. In other words, a GPS is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in certain Sub-Accounts based upon a preset allocation. There is no additional charge associated with choosing a GPS.
GPS portfolios are available under the policy at the time of application and can be added after the Policy Date by contacting the Service Center. The policy owner may elect only one GPS portfolio and the total allocation to that portfolio must equal 100%.
A GPS is a static portfolio strategy. In other words, the allocations or "split" between the underlying Sub-Accounts is not monitored or adjusted to reflect changing market conditions. As such, Nationwide will not automatically rebalance Cash Value allocated to a GPS portfolio to ensure that the assets remain allocated to the underlying Sub-Accounts in the same proportion that they were allocated at the time of election. Further, Nationwide will not automatically rebalance, or otherwise modify the policy owner's allocations to the underlying Sub-Accounts to reflect changes in the GPS portfolio split or changes in available Sub-Accounts subsequent to the policy owner's original GPS election.
Nationwide is not providing investment advice by providing GPS. The policy owner may elect to transfer out among the Sub-Accounts at any time subject to the terms of this prospectus. For additional information about the Sub-Accounts that comprise a GPS, see Appendix A: Sub-Account Information.
Policy Loans
After the expiration of the free look period and while the policy is In Force, a policy owner may take a policy loan. A policy loan will be effective as of the date Nationwide receives the policy owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms.
Taking a policy loan may increase the risk of Lapse and may result in adverse tax consequences. Unpaid loan interest charges accrue daily at a compounded annual interest rate and can cause the policy's Indebtedness to grow significantly. The policy owner should request an illustration demonstrating the impact of a policy loan on the policy's Cash Value, Cash Surrender Value, and Death Benefit Proceeds.
Loan Amount
The minimum loan amount is $500. At the time of a loan request, policy Indebtedness cannot exceed 90% of the Cash Value (i.e., the sum of existing Indebtedness and the loan request cannot exceed 90% of the Cash Value as of the loan date). Any applicable Enhancement Benefit is not available to be taken as a policy loan. Nationwide pays the policy loan to the policy owner with assets from its general account. Nationwide then uses the policy's Cash Value as collateral for the loan as described below.
Collateral and the Policy Loan Account
As collateral for the policy loan, Nationwide transfers an amount equal to the policy loan from the policy's investment options. Collateral amounts are transferred from the Cash Value to the policy loan account (which is part of Nationwide's general account). Because the policy loan account does not participate in the Investment Experience of the Sub-Accounts, policy loans can permanently affect the Death Benefit Proceeds and the Cash Value of the policy, even if repaid. The policy loan account may be subject to Nationwide's creditors in the event of insolvency.
Amounts transferred from the policy's Cash Value equal to the policy loan account are deducted from the Sub-Accounts in the same proportion as the Sub-Account allocations, unless the policy owner has instructed otherwise. Nationwide will only transfer amounts from the Fixed Account if the loan amount exceeds 90% of the Cash Value allocated to the Sub-Accounts.
The policy owner will earn interest on the collateral held in the policy loan account. Interest will accrue daily at no less than the guaranteed minimum rate stated on the Policy Data Pages. The interest earned on the policy loan account may be different than the rate earned on Cash Value allocated to the Fixed Account.
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Interest Charged
Nationwide charges interest against policy Indebtedness. Indebtedness is the total amount of all outstanding policy loans, including principal and compounded interest due. The maximum interest rate Nationwide may charge against Indebtedness is 3.50% per annum, see In Summary: Fee Tables for current interest charged rates. Rates may change and may vary by policy year. Currently, the effective annual interest rate charged on Indebtedness is 2.80% for the first ten policy years and 2.00% thereafter. Policy loan interest charges may provide revenue for risk charges and profit.
If policy loan interest is not paid when due, policy Indebtedness will continue to compound at the interest rate in effect, see When Interest is Charged and Credited below. If not paid when due, Nationwide will deduct an amount equal to the unpaid interest from the policy's Cash Value and add it to the policy loan account causing the original policy loan amount (now, "Indebtedness") to increase by the amount of the unpaid interest charged. Amounts transferred from the policy's investment options as unpaid interest charges will be deducted from the Sub-Accounts and the Fixed Account in the same manner as a new loan.
Note: Over time, unpaid loan interest charges can cause the policy's Indebtedness to be significant. In some cases, policy Indebtedness may be significant enough to cause the policy to Lapse. In general, it is advantageous to repay Indebtedness and at a minimum, the interest charged on Indebtedness, at least annually.
Indebtedness is considered a part of the policy's Cash Value, therefore, upon a full surrender, Lapse, or maturity, the amount received in the original loan request(s), plus unpaid loan interest charged is considered "received" under the Code and may result in adverse tax consequences, see Surrender, Lapse, Maturity in Taxes.
When Interest is Charged and Credited
Interest charged against Indebtedness accrues daily. Interest earned on collateral also accrues daily. Nationwide will deduct interest charged on Indebtedness from the policy's Cash Value, and credit interest earned on collateral to the Cash Value:
•	Annually, at the end of a policy year;
•	At the time a new loan is requested;
•	When a loan repayment is made;
•	Upon the Insured's death;
•	Upon policy Lapse and/or;
•	Upon a full surrender of the policy.
In most cases, the interest earned on collateral and credited to the Cash Value will be less and in some cases, significantly less, than the interest charged against the Cash Value.
Repayment
The policy owner may repay all or part of policy Indebtedness at any time while the policy is In Force. The minimum loan repayment amount, if any, is stated in the policy. The policy owner should contact the Service Center to obtain loan pay-off amounts.
Note: Interest earned on collateral is not deducted from Indebtedness to calculate loan pay off amounts. If a loan repayment is made, the policy owner's Cash Value is credited with interest earned on collateral and the amount of the loan repayment is deducted from the policy's Indebtedness.
Nationwide will treat any payments made as Premium payments, unless the policy owner specifies that the payment should be applied against the policy's Indebtedness. It may be beneficial for the policy owner to repay Indebtedness before making additional Premium payments because Premium Load charges are deducted from Premium payments but not from loan repayments.
If the policy owner makes a loan repayment, it will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the policy owner indicates otherwise.
Repaying Indebtedness will cause the Death Benefit and net Cash Surrender Value to increase accordingly.
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Lapse
The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the policy’s monthly deductions, see Unfavorable Investment Experience. Before any policy Lapse, there is a Grace Period during which the policy owner can take action to prevent the Lapse. Subject to certain conditions, the policy owner may reinstate a policy that has Lapsed.
Grace Period
If the Cash Surrender Value on any monthly anniversary date is not sufficient to cover the current monthly deductions, then a Grace Period will begin. At the beginning of a Grace Period, the policy owner will receive a notice from Nationwide that will indicate the amount of Premium that must be paid to avoid Lapsing the policy. This amount is equal to four times the current monthly deductions. If not paid within 61 days, the policy and all Riders will Lapse.
The Grace Period will not alter the operation of the policy or the payment of Proceeds.
Reinstatement
The policy owner may reinstate a Lapsed policy by:
•	submitting a written request to reinstate the policy to the Service Center any time within three years after the end of the Grace Period (or longer if required by state law) and before the Maturity Date;
•	providing satisfactory evidence of insurability that Nationwide may require;
•	paying sufficient Premium to keep the policy In Force for three months (or less if required by state law) from the date of reinstatement;
•	paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period; and
•	repaying or reinstating any Indebtedness that existed at the end of the Grace Period.
The policy owner may also reinstate coverage under certain Riders subject to satisfactory evidence of insurability and any reinstatement requirements contained in the Riders.
After Nationwide approves the application for reinstatement and receives the required Premium, the effective date of a reinstated policy, including any reinstated Riders, will be the coinciding or next monthly anniversary of the Policy Date.
If the policy is reinstated, the Cash Value on the date of reinstatement will be set equal to the Cash Value at the end of the most recent Grace Period. Nationwide will add any Premiums or loan repayments that were made to reinstate the policy to the Cash Value.
The Sub-Account allocations that were in effect at the start of the Grace Period will be reinstated, unless the policy owner indicates otherwise.
Surrenders
Full Surrender
The policy may be surrendered for the Cash Surrender Value at any time while it is In Force. A surrender will be effective as of the date Nationwide receives the policy owner’s written surrender request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Nationwide may require the policy owner to return the policy. Nationwide may also postpone payment of that portion of the Cash Surrender Value attributable to the Fixed Account for up to six months. No Enhancement Benefit will be paid if the policy is surrendered pursuant to Section 1035 of the Code.
Partial Surrender
The policy owner may request a partial surrender of the policy's Cash Surrender Value at any time after the policy has been In Force for one year. Nationwide may require that the policy be sent to the Service Center for endorsement.
Nationwide may limit the number of partial surrenders to one per policy year. Currently, the number of partial surrenders is not limited. Nationwide will notify the policy owner in writing if the number of partial surrenders permitted become subject to limits. The minimum amount of any partial surrender request is $500. The maximum amount of a partial Surrender in any given policy year is equal to (a) minus (b) minus (c) where:
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(a)	is Cash Value;
(b)	is Indebtedness; and
(c)	is the greater of $500 or the last three monthly deductions.
Any applicable Enhancement Benefit is not available to be taken as a partial surrender.
If the policy owner requests a partial surrender, Nationwide will surrender Accumulation Units from the Sub-Accounts proportionally based on the current variable account Cash Value to equal the amount of the partial surrender. If there are insufficient Accumulation Units available, Nationwide will surrender amounts from the Fixed Account.
A partial surrender cannot result in the Total Specified Amount being reduced below the minimum Total Specified Amount indicated on the Policy Data Page or disqualifying the policy as life insurance under Section 7702 of the Code. Partial surrenders may be subject to income tax penalties. They could also cause the policy to become a "modified endowment contract" under the Code, which could change the income tax treatment of any distribution from the policy.
Reduction of the Base Policy Specified Amount due to a Partial Surrender
When a partial surrender is taken, the Base Policy Specified Amount will be reduced by the amount necessary to prevent an increase in the Net Amount At Risk (unless the partial surrender is a preferred partial surrender). The Base Policy Specified Amount reduction will not exceed the partial surrender amount. The policy's charges going forward will be based on the new Base Policy Specified Amount.
Any reduction of the Base Policy Specified Amount will be made in the following order: against the most recent increase in the Base Policy Specified Amount, then against the next most recent increases in the Base Policy Specified Amount in succession, and finally, against the initial Base Policy Specified Amount.
Preferred Partial Surrenders
A preferred partial surrender is a surrender that:
•	occurs before the 15th policy anniversary; and
•	when added to any prior preferred partial surrenders taken in the same policy year, does not exceed 10% of the Cash Value as of the beginning of the policy year.
Preferred partial surrenders do not result in a reduction of the Total Specified Amount. The Total Specified Amount will only be reduced if the total partial surrender is greater than the amount that qualifies as a preferred partial surrender. If the total partial surrender exceeds the amount that qualifies as a preferred partial surrender, then the Total Specified Amount will be reduced only by the difference between the total partial surrender and the preferred partial surrender.
Preferred partial surrenders are non-cumulative. This means that any part of a preferred partial surrender not taken in a given policy year, cannot be added to the available preferred partial surrender amount in any later years.
The Death Benefit
Calculation of the Death Benefit
The Death Benefit will be calculated when Nationwide has received (at the Service Center) all information required to process the claim for Death Benefit Proceeds, including, but not limited to, proof that the Insured has died and any other information Nationwide may reasonably require. The Death Benefit may be subject to an adjustment if an error or misstatement was made upon application, or if the Insured dies by suicide.
The Death Benefit will depend on the death benefit option elected, certain Riders, and the tax test elected as discussed in greater detail below. The Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.
The Proceeds payable upon the death of the Insured are equal to the Death Benefit reduced by policy Indebtedness and unpaid charges and increased by any insurance provided by Riders. Also, policies to which an "Enhancement Benefit" is available as of the time the Proceeds become payable may receive an additional payment, see Enhancement Benefit.
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Death Benefit Options
Policy owners have a choice of one of three available death benefit options under the policy. If a death benefit option is not selected, Nationwide will issue the policy with Death Benefit Option 1. Not all death benefit options are available in all states.
Death Benefit Option 1
The Death Benefit is the greater of the Total Specified Amount or the Minimum Required Death Benefit on the Insured's date of death. Death Benefit Option 1 provides a stated amount of Death Benefit coverage that generally remains static throughout the life of the policy. Typically, Death Benefit Option 1 is elected by policy owners who are interested in maintaining a pre-determined amount of life insurance coverage.
Death Benefit Option 2
The Death Benefit is the greater of the Total Specified Amount plus the Enhanced Cash Value as of the Insured's date of death, or the Minimum Required Death Benefit on the Insured's date of death. Death Benefit Option 2 provides a stated amount of Death Benefit coverage in addition to the policy's Cash Value. Typically, Death Benefit Option 2 is elected by policy owners who are interested in accumulation of Cash Value in addition to a pre-determined amount of life insurance coverage.
Death Benefit Option 3
The Death Benefit is the greater of the Total Specified Amount plus the accumulated premium account (which consists of all Premium payments, plus interest, minus all partial surrenders as of the Insured's date of death, subject to applicable maximums), or the Minimum Required Death Benefit on the Insured's date of death. Death Benefit Option 3 provides a stated amount of Death Benefit coverage plus a return of accumulated Premium and potential interest. Typically, Death Benefit Option 3 is elected by policy owners who are interested in a policy that provides a pre-determined amount of life insurance coverage, while also providing a return of Premium. The return of Premium component may be advantageous to corporate policy owners who have a need to off-set or account for a corporate liability.
In deciding which death benefit option to elect, the policy owner should consult with a registered representative about the costs and advantages and/or disadvantages of each option. Additionally, the policy owner should request and review policy illustrations representing each option. For policies in which an Enhancement Benefit is available at the time the Death Benefit Proceeds become payable, an additional benefit may be paid, see Enhancement Benefit.
Changes in the Death Benefit Option
After the first policy year, a policy owner may elect to change the death benefit option from either Death Benefit Option 1 to Death Benefit Option 2, or from Death Benefit Option 2 to Death Benefit Option 1. A policy owner may not change to Death Benefit Option 3. However, a policy owner may change from Death Benefit Option 3 to Death Benefit Option 1 or Death Benefit Option 2. Nationwide will permit only one change of death benefit option per policy year. The effective date of a change will be the monthly anniversary of the Policy Date following the date Nationwide approves the change.
For any change in the death benefit option to become effective, the Cash Surrender Value must be sufficient to keep the policy In Force for at least three months after the change.
Upon effecting a death benefit option change, the Total Specified Amount may be changed (either increased or decreased) so that the Net Amount At Risk is the same before the change and after the change on the date of the change. Because the policy's Net Amount At Risk remains the same before and after the change, changing the death benefit option and preserving the Net Amount At Risk by itself does not alter the policy charges. The policy charges going forward will be based on the adjusted Total Specified Amount. Depending on changes in factors such as fluctuations in the policy's Cash Value, these charges may increase or decrease after the death benefit option change.
The policy owner should request an illustration demonstrating the impact of a change in the policy's death benefit option.
Nationwide will refuse a death benefit option change that would reduce the Total Specified Amount to a level where the Premium already paid would exceed any premium limitations under the Code.
The Minimum Required Death Benefit
The policy has a Minimum Required Death Benefit. The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.
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The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle. At the time the policy is issued, the policy owner irrevocably elects one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:
•	the cash value accumulation test; or
•	the guideline premium/cash value corridor test.
If a specific test is not elected, Nationwide will issue the policy with the cash value accumulation test.
Cash Value Accumulation Test
The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Enhanced Cash Value by a percentage calculated as described in the Code. The percentages depend upon the Insured's age, sex (if not unisex classified), and underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times.
Guideline Premium/Cash Value Corridor Test
The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Enhanced Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.
In deciding which test to elect for the policy, consider the following:
•	The cash value accumulation test generally allows flexibility to pay more Premium, subject to Nationwide's approval of any increase in the policy's Net Amount At Risk that would result from higher Premium payments. Premium payments under the guideline premium/cash value corridor test are limited by Section 7702 of the Code.
•	Generally, the guideline premium/cash value corridor test produces a higher Death Benefit in the early years of the policy while the cash value accumulation test produces a higher Death Benefit in the policy's later years.
•	Monthly cost of insurance charges that vary with the amount of the Death Benefit may be greater during the years when the elected test produces a higher Death Benefit.
Regardless of which test is elected, Nationwide will monitor compliance to ensure that the policy meets the statutory definition of life insurance under the Code. As a result, the Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes. Nationwide may refuse additional Premium payments or return Premium payments so that the policy continues to meet the Code's definition of life insurance. Consult a qualified tax advisor on all tax matters involving the policy.
Maximum Death Benefit
Nationwide may limit the Death Benefit to the maximum shown on the Policy Data Page. The maximum Death Benefit represents the highest amount Nationwide will pay under the policy. Nationwide limits the Death Benefit in situations where it is unable or unwilling to accept any additional liability for providing insurance coverage under the policy. Currently, for Death Benefit Options 1 and 2, the Maximum Death Benefit is equal to the sum of the Cash Value and the lesser of (i) 200% of the Total Specified Amount on the Policy Date and (ii) $8,000,000. For Death Benefit Option 3, the maximum Death Benefit is equal to the lesser of (i) 200% of the Total Specified Amount on the Policy Date plus the lesser of (a) the Death Benefit Option 3 maximum increase and (b) the accumulated premium account; and (ii) the sum of the Cash Value and $8,000,000.00.
For each Valuation Period and upon the death of the Insured, Nationwide will determine whether the policy's Cash Value would cause the Death Benefit to be greater than the Maximum Death Benefit. If the Death Benefit would exceed the Maximum Death Benefit, a partial surrender will be processed from the policy so that the Death Benefit after the partial surrender is 90% of the Maximum Death Benefit. The partial surrender will subsequently reduce the Cash Value and Total Specified Amount. If the Supplemental Insurance Rider was elected, the Rider Specified Amount and the Base Policy Specified Amount will be proportionally reduced. A partial surrender of this nature will ultimately reduce total policy charges because of the decreased Total Specified Amount (decreased coverage results in lower charges).
If the policy owner elected Death Benefit Option 3 and the accumulated premium account is greater than the Cash Value, Nationwide may reduce the amount previously credited to the accumulated premium account to an amount equal to 90% of the Cash Value immediately before the reduction. For example, if the Cash Value is $100 and the accumulated
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premium account is $102, Nationwide would reduce the accumulated premium account by $12 to $90 (i.e., 90% of the Cash Value). The accumulated premium account will not become less than zero because of the reduction. Nationwide will notify the policy owner in writing of any reduction in the accumulated premium account within 30 days of the reduction.
The partial surrender will be deducted proportionally from the Sub-Account allocations and the Fixed Account. No Partial Surrender Fee will be assessed on the partial surrender. The partial surrender will be paid to the policy owner via check and will be accompanied by a transaction confirmation statement within 30 days of such occurrence. Partial surrenders may result in adverse tax consequences. Taxes arising from the partial surrender, if any, are the sole responsibility of the policy owner. The policy owner is encouraged to consult a tax advisor regarding tax implications of receiving a pre-death distribution prior to the purchase of this policy.
The Maximum Death Benefit may, under certain circumstances, curtail the flexibility that the policy affords the policy owner. For example, the policy's Cash Value may increase at a rate that outpaces the ratio of Cash Value to life insurance permitted under the Code. In some instances, this situation may be addressed by increasing the Total Specified Amount of insurance so that the policy's ratio of Cash Value to life insurance is readjusted to comply with the Code definition. If, however, an increase in the Total Specified Amount would cause the Death Benefit to exceed the Maximum Death Benefit, then this method of achieving compliance with the Code definition of life insurance may not be available.
Nationwide may increase the policy's Maximum Death Benefit if doing so would not be unfairly discriminatory or prohibited by state law. If the policy's Maximum Death Benefit is increased, Nationwide will reissue the Policy Data Page with the revised Maximum Death Benefit.
Incontestability
Nationwide will not contest payment of the Death Benefit based on the initial Total Specified Amount after the policy has been In Force during the Insured's lifetime for two years from the Policy Date, and, in some states, within two years from a reinstatement date. For any change in Total Specified Amount requiring evidence of insurability, Nationwide will not contest payment of the Death Benefit based on such increase after it has been In Force during the Insured's lifetime for two years from its effective date, and, in some states, within two years from a subsequent reinstatement date. The incontestability period in some states may be less than two years.
Nationwide will not contest a policy after a change in the Insured pursuant to the Change of Insured Rider after it has been In Force during the new Insured's lifetime for two years from the Change Date, and in some states, within two years from a reinstatement date. The incontestability period in some states may be less than two years.
Suicide
If the Insured dies by suicide within two years from the Policy Date, and, in some states, within two years of a reinstatement date, Nationwide will pay no more than the sum of the Premiums paid, less any Indebtedness, less any partial surrenders, and less the long-term care benefit payout account if the Long-Term Care Rider is elected. Similarly, if the Insured dies by suicide within two years from the date an application for an increase in the Total Specified Amount was accepted by Nationwide, and, in some states, within two years from a subsequent reinstatement date, Nationwide will pay no more than the Death Benefit Proceeds associated with insurance that has been In Force for at least two years from the Policy Date, plus the Cost of Insurance Charges associated with any increase in Total Specified Amount that has been In Force for a shorter period. The suicide period in some states may be less than two years.
If the Insured dies by suicide, while sane or insane, within two years from the effective date of a change of Insured (pursuant to the terms of the Change of Insured Rider, if elected and invoked), Nationwide will pay no more than the Cash Value as of the Change Date, plus any Premium paid since such date, less any Indebtedness, less any partial surrenders, and less the long-term care benefit payout account if the Long-Term Care Rider is elected.
If the policy was issued pursuant to an exchange under Section 1035 of the Code, and the Insured dies by suicide within two years of the Policy Date, Nationwide will pay a Death Benefit equal to the lesser of: (a) the amount of insurance under the exchanged policy as of the Policy Date; or (b) the Total Specified Amount of this policy. This provision only applies if the exchanged policy was originally issued more than two years prior to the Policy Date of this policy.
Policy Maturity
If the policy is In Force on the Maturity Date, coverage will automatically be extended until the Insured's date of death, unless otherwise elected by the policy owner, see Extending Coverage Beyond the Maturity Date.
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If the policy owner elects not to extend coverage beyond the Maturity Date, Nationwide will pay the Proceeds generally within seven days after the written request for payment is received at the Service Center. Nationwide may postpone payment of the Proceeds on the days that it is unable to price Accumulation Units, see Valuation of Accumulation Units. The Proceeds will equal the policy's Cash Value minus any Indebtedness. The policy is terminated once the Proceeds are paid.
The primary purpose of Maturity Date coverage extension is to continue the life insurance coverage, and avoid current income taxes on any earnings in excess of the cost basis if the maturity Proceeds are taken, see Surrender, Lapse, Maturity in Taxes.
Assuming no Indebtedness exists on the Maturity Date and that no partial surrenders or loans are taken after the Maturity Date, the Proceeds after the Maturity Date will equal or exceed the Proceeds on the Maturity Date. However, because the loan interest rate charged may be greater than loan interest credited, if Indebtedness on or after the Maturity Date exists, Proceeds after the Maturity Date may be less than the Proceeds on the Maturity Date.
Extending Coverage Beyond the Maturity Date
After the Maturity Date, the policy will operate the same as it did prior to the Maturity Date except as follows:
•	the Total Specified Amount will be changed to the Cash Value on the Maturity Date and increases or decreases to the Total Specified Amount will not be permitted;
•	Death Benefit Option 2 and Death Benefit Option 3 will be changed to Death Benefit Option 1 where the Total Specified Amount equals the Cash Value;
•	100% of the policy's Cash Value will be permanently transferred to the Fixed Account;
•	no additional Premium payments will be permitted;
•	no additional monthly periodic policy charges will be deducted;
•	loans, loan repayments and partial surrenders will continue to be permitted;
•	if applicable, the Long-Term Care Rider will remain in effect;
•	loan interest will continue to be charged on Indebtedness; and
•	the extension of coverage beyond the Maturity Date will not occur when the policy would fail the definition of life insurance under the Code.
This policy may not qualify as life insurance under federal tax law after the Maturity Date. Extending coverage beyond the Maturity Date may not provide more favorable tax treatment than otherwise applicable to the maturity Proceeds. If the policy owner does not elect to receive the maturity Proceeds on the Maturity Date, coverage will automatically be extended. The policy owner should consult with a qualified tax advisor before coverage is extended beyond the Maturity Date. Note: if the Supplemental Insurance Rider is in effect, the Maturity Date coverage with respect to the Rider Specified Amount will not be extended.
Payment of Policy Proceeds
Normally, Nationwide will make a lump sum payment of policy Proceeds within seven days of the date a written request is received at the Service Center. Nationwide will postpone payment of Proceeds on days that it is unable to price Accumulation Units. Nationwide may delay payment of Proceeds allocated to the Fixed Account as permitted by state law, see Valuation of Accumulation Units. The policy owner or the beneficiary may also elect to leave the Proceeds on deposit in an interest-bearing checking account.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of three to five years from the policy Maturity Date or the date Nationwide becomes informed that a Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the Death Benefit, or the beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the Death Benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the policy owner last resided, as shown on
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Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Taxes
The tax treatment of life insurance policies under the Internal Revenue Code ("Code") is complex and the tax treatment of the policy will depend on the policy owner's particular circumstances. The policy owner should seek competent tax advice regarding the tax treatment of the policy given their situation. The following discussion provides a general overview of the Code's provisions relating to certain common life insurance policy transactions. Some of the items discussed below may not be applicable to the life insurance policy described herein. It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.
Types of Taxes
Federal Income Tax
Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded. Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable. These expenditures are called deductions. While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.
Federal Transfer Tax
In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of property made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person's death (the federal estate tax).
The federal gift tax is imposed on the value of the property (including cash) transferred by gift. Each donor is allowed to exclude an amount per recipient from the value of present interest gifts. In addition, each donor is allowed a credit against the tax on five million dollars in lifetime gifts (calculated after taking into account the applicable exclusion amount). An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse.
The American Taxpayer Relief Act ("ATRA") enacted on January 1, 2013, permanently provides for a maximum federal estate tax rate of 40% with an annually inflation adjusted $5 million exemption for estates of persons dying after December 31, 2012.
Under current law, an unlimited marital deduction is available for federal estate tax purposes for certain amounts that pass to the surviving spouse.
If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"). The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The GSTT is imposed at a flat rate equal to the maximum estate tax rate subject to any applicable exemptions. As with the estate tax, ATRA permanently provides for a GSTT tax rate of 40% with an annually inflation adjusted $5 million exemption.
State and Local Taxes
State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. While these taxes may or may not be substantial in every policy owner's case, state by state differences of these taxes preclude a useful description of them in this prospectus.
Buying the Policy
Federal Income Tax
Generally, the Code treats life insurance premiums as a nondeductible expense for income tax purposes.
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Federal Transfer Tax
Generally, the Code treats the payment of premiums on a life insurance policy as a gift when the premium payment benefits someone else (such as when premium payments are paid by someone other than the policy owner). Gifts are not generally included in the recipient's taxable income. If the policy owner (whether or not they are the insured) transfers ownership of the policy to another person, the transfer may be subject to a federal gift tax.
Investment Gain in the Policy
The income tax treatment of changes in the policy's cash value depends on whether the policy is "life insurance" under the Code. If the policy meets the definition of life insurance, then the increase in the policy's cash value is not included in the policy owner's taxable income for federal income tax purposes unless it is distributed to the policy owner before the death of the insured.
To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code. Nationwide will monitor the policy's compliance with Code Section 7702, and take whatever steps are necessary to stay in compliance.
Diversification
In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, the income and gain in the policy would be treated as taxable ordinary income for federal income tax purposes.
Nationwide will also monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, take appropriate action to remain in compliance.
Representatives of the IRS have informally suggested, from time to time, that the number of underlying investment options available or the number of transfer opportunities available under a variable insurance product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying investment options available in a variable insurance product does not exceed 20, the number of underlying investment options alone would not cause the policy to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 underlying investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for the desired tax treatment. The revenue ruling did not indicate the number of underlying investment options, if any, that would cause the policy to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting: the number of underlying investment options, transfers between underlying investment options, exchanges of underlying investment options or changes in the investment objectives of underlying investment options such that the policy would no longer qualify as life insurance under Section 7702 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the policy should be treated as life insurance for federal income tax purposes.
Periodic Withdrawals, Non-Periodic Withdrawals and Loans
The tax treatment described in this section applies to withdrawals and loans, premiums Nationwide accepts but then returns to meet the Code's definition of life insurance, and amounts used to pay the premium on any rider to the policy.
The income tax treatment of distributions of cash from the policy depends on whether the policy is also a "modified endowment contract" under the Code. Generally, the income tax consequences of owning a life insurance policy that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance policy that is a modified endowment contract.
The policies offered by this prospectus may or may not be issued as modified endowment contracts. If a policy is issued as a modified endowment contract, it will always be a modified endowment contract; a policy that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the policy, such as payment of additional premiums. If the policy is not issued as a modified endowment contract, Nationwide will monitor it and advise the policy owner if the payment of a premium, or other transaction, may cause the policy to become a modified endowment contract. It is only with the policy owner's written authorization that Nationwide will permit the policy to become a modified endowment policy. Otherwise, Nationwide will reject the requested action or refund any Premium paid in excess of the modified endowment limits.
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Depending on the policy owner's circumstances, the use of the cash value of the policy to pay for the cost of any rider added to the base policy, could be treated as a distribution, and would be subject to the rules described below. Policy owners should seek competent tax advice regarding the tax treatment of the addition of any rider to the policy, based on the policy owner's individual facts and circumstances.
In general, interest the policy owner pays on a loan from a policy will not be deductible. Also, if a loan from a policy that is not a modified endowment contract is outstanding when the policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. Before taking a policy loan, the policy owner should consult a tax advisor as to the tax consequences.
When the Policy is Life Insurance that is a Modified Endowment Contract
Section 7702A of the Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first 7 years exceed the amount that would have been paid if the policy provided for paid up benefits after 7 level annual premiums. Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7 year testing period as a result of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.
All modified endowment contracts issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single policy for purposes of determining the amount that is includible in income when a distribution occurs.
The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments, and other pre-death distributions from modified endowment contracts. Under these special rules, such transactions are taxable to the extent that at the time of the transaction the cash value of the policy exceeds the 'investment in the contract' (generally, the net Premiums paid for the policy). In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59½ or disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Code.
When the Policy is Life Insurance that is NOT a Modified Endowment Contract
If the policy is not issued as a modified endowment contract, Nationwide will monitor premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract.
Distributions from life insurance policies that are not modified endowment contracts generally are treated as being first from the investment in the contract, and then from the income in the policy. Because premium payments are generally nondeductible, distributions not in excess of investment in the contract are generally not includible in income; instead, they reduce the owner's investment in the contract.
However, if a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued that causes a reduction in death benefits may still be fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Code. The policy owner should carefully consider this potential tax ramification and seek further information before requesting any changes in the terms of the policy.
In addition, unlike a modified endowment contract, a loan from a life insurance policy that is not a modified endowment contract is not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime. Distributions from policies that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.
Surrender, Lapse, Maturity
A full surrender, cancellation of the policy by lapse, or the maturity of the policy on its maturity date may have adverse income tax consequences. If the amount received (or are deemed received upon maturity) plus total policy indebtedness exceeds the investment in the policy, then the excess generally will be treated as taxable ordinary income, regardless of whether or not the policy is a modified endowment contract. In certain circumstances, for example when the policy indebtedness is very large, the amount of tax could exceed the amount distributed to the policy owner at surrender.
The purpose of the maturity date extension feature is to permit the policy to continue to be treated as life insurance for tax purposes. Although Nationwide believes that the extension provision will cause the policy to continue to be treated as life insurance after the initially scheduled maturity date, that result is not certain due to a lack of specificity in the guidance on the issue. The policy owner should consult with a qualified tax advisor regarding the possible adverse tax consequences that could result from an extension of the scheduled maturity date.
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Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (single, head of household with qualifying person, or qualifying widow(er) with dependent child). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under section 1(e) begins for the taxable year; for 2017, that amount is $12,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; the policy owner should consult with a tax advisor regarding how to determine the policy owner's modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities; and may include taxable distributions from, and gain from the sale or surrenders of, life insurance policies.
Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Internal Revenue Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes are includible in modified adjusted gross income.
Sale of a Life Insurance Policy
If a life insurance policy is sold for a gain, all or a portion of the gain will be treated as ordinary income. In Revenue Ruling 2009-13, the IRS concluded that the amount of gain realized from the sale of a life insurance policy is equal to the amount received (which can include relief from, or assumption of debt) over the owner's basis in the policy. The portion of the gain that is equal to the excess of the cash surrender value over the investment in the policy would be treated as ordinary income; any additional gain would be short or long-term capital gain, depending on the holding period. The ruling also concluded that the owner's basis in the policy that is used to calculate the gain resulting from the sale of the life insurance policy is the investment in the policy reduced by the cost of insurance previously paid out of the cash value. Consequently, a sale may result in more gain than a surrender for the same amount.
Exchanging the Policy for Another Life Insurance Policy
Generally, policy owners will be taxed on amounts received in excess of premium payments when the policy is surrendered in full. If, however, the policy is exchanged for another life insurance policy, modified endowment contract, or annuity contract, the transaction will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035. To meet Section 1035 requirements, the insured named in the policy must be the insured for the new policy. Generally, the new policy or contract will be treated as having the same issue date and tax basis as the old policy or contract.
If the policy or contract is subject to a policy indebtedness that is discharged as part of the exchange transaction, the discharge of the indebtedness may be taxable. Policy owners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.
Federal Income Taxation of Death Benefits
Death of Insured
The death benefit is generally excludable from the beneficiary's gross income under the Internal Revenue Code by reason of the insured’s death. However, if the policy had been transferred to a new policy owner for valuable consideration (e.g., through a sale of the policy), a portion of the death benefit may be includible in the beneficiary's gross income when it is paid.
The payout option selected by the policy's beneficiary may affect how the payments received by the beneficiary are taxed. Under the various payout options, the amount payable to the beneficiary may include earnings on the death benefit, which will be taxable as ordinary income. For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for life) is
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selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable payment of the death benefit. The policy's beneficiaries should consult with their tax advisors to determine the tax consequences of electing a payout option, based on their individual circumstances.
Accelerated Death Benefits
The death benefit under a life insurance policy may be distributed at a time earlier than the death of the insured, and all or a portion of the distribution may still be excludable from gross income under the Code.
Terminal Illness
The death benefit under a life insurance policy may be distributed when the insured is considered a "terminally ill individual" as that term is defined under the Internal Revenue Code. In this situation the distribution is treated as paid by reason of death of the insured and will generally be excluded from the policy owner’s gross income under Section 101 of the Code, see Federal Income Taxation of Death Benefits.
Long-Term Care
A long-term care rider issued with a life insurance policy or one that is subsequently added to the policy may allow for acceleration of all or a portion of the death benefit upon the insured being certified as a "chronically ill individual" as that term is defined under the Internal Revenue Code. If the long-term care rider meets the requirements of a qualified long-term care insurance contract as defined under Section 7702B of the Internal Revenue Code, then a distribution of all or a portion of the death benefit will generally be excluded from income under the Code. The long-term care rider issued with this life insurance policy is intended to be a qualified long-term care insurance contract under Section 7702B of the Internal Revenue Code.
The amount of the long-term care benefit that is excludable from gross income is limited by the Internal Revenue Code, on an annual basis, to the greater of the HIPAA per diem amount or the amount of actual qualifying long-term care expenses incurred, reduced by any reimbursements received for qualifying long-term care services provided for the insured. If multiple indemnity contracts are owned on a single insured, then the payments received from these contracts are aggregated for purposes of determining whether the amounts received exceed the greater of the HIPAA per diem amount or the amount of actual qualifying long-term care expenses incurred. Therefore it is highly recommended that the policy owner consult their tax advisor when contemplating the amount of long-term care benefit to be taken under the long-term care rider.
The long-term care rider may pay benefits if the insured is receiving qualified long-term care services outside of the United States. It is the responsibility of the Policy Owner to determine if collecting benefits while outside the United States will subject the Policy Owner to taxation in the United States, the country of residence, or any other foreign jurisdiction.
Payment of long-term care rider charges will be made through deductions from the cash value of the life policy. These deductions from the cash value are considered to be distributions from the life policy for federal tax purposes. The federal tax treatment of such distributions are governed by section 72(e)(11) which provides that the deductions will reduce the investment in the contract and will not be included in income even if the policy owner has recovered all of their investment in the contract.
The payment of long-term care benefits made to the policy owner of the long-term care rider will be reported on a Form 1099-LTC. In addition, deductions from the cash value of the life insurance policy to pay for long-term care rider charges during the calendar year will also be reported on Form 1099-R.
This discussion of the tax treatment of the long-term care rider is not meant to be all inclusive. Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Federal Transfer (Estate, Gift and Generation Skipping Transfer) Taxes
When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership, in general, is any right in the policy that may be exercised by the policy owner, such as the right to borrow on the policy or the right to name a new beneficiary.
If the beneficiary is two or more generations younger than the insured, the death benefit may be subject to the GSTT. Pursuant to regulations issued by the U.S. Secretary of the Treasury, Nationwide may be required to withhold a portion of the proceeds and pay them directly to the IRS as the GSTT payment.
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If the policy owner is not the insured or a beneficiary, payment of the death benefit to the beneficiary will be treated as a gift to the beneficiary from the policy owner.
Special Considerations for Corporations
Special federal income tax considerations for life insurance policies owned by employers
Sections 101(j) and 6039I of the Code provide special rules regarding the tax treatment of death benefits that are payable under life insurance policies owned by the employer of the insured. These provisions are generally effective for life insurance policies issued after August 17, 2006. If a life insurance policy was issued on or before August 17, 2006, but materially modified after that date, it will be treated as having been issued after that date for purposes of Section 101(j). Policies issued after August 17, 2006 pursuant to a Section 1035 exchange generally are excluded from the operation of these provisions, provided that the policy received in the exchange does not have a material increase in death benefit or other material change with respect to the old policy.
Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of death benefit payable directly or indirectly to the employer that may be excluded from income cannot exceed the sum of premiums and other payments paid by the policy owner for the policy. Consequently, under this general rule, the entire death benefit, less the cost to the policy owner, will be taxable. Although Section 101(j) is not clear, if lifetime distributions from the policy are made as a nontaxable return of premium, it appears that the reduction would apply for Section 101(j) purposes and reduce the amount of premiums for this purpose.
There are two exceptions to this general rule of taxability, provided that statutory notice, consent, and information requirements are satisfied. First, if proper notice and consent are given and received, and if the insured was an employee at any time during the 12-month period before the insured's death, then Section 101(j) would not apply.
Second, if proper notice and consent are given and received and, at the time that the policy is issued, the insured is either a director, a "highly compensated employee" (within the meaning of Section 414(q) of the Code without regard to paragraph (1)(B)(ii) thereof), or a "highly compensated individual" (within the meaning of Section 105(h)(5), except "35%" is substituted for "25%" in paragraph (C) thereof), then Section 101(j) would not apply.
Code Section 6039I requires any policy owner of an employer-owned policy to file an annual return showing (a) the number of employees of the policy owner, (b) the number of such employees insured under employee-owned policies at the end of the year, (c) the total amount of insurance in force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policy owner, and (e) that the policy owner has a valid consent for each insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained). Proper recordkeeping is also required by this section.
It is the employer's responsibility to (a) provide the proper notice to each insured, (b) obtain the proper consent from each insured, (c) inform each insured in writing that the employer-owner will be the beneficiary of any proceeds payable upon the death of the insured, and (d) file the annual return required by Section 6039I. If the employer-owner fails to provide the necessary notice and information, or fails to obtain the necessary consent, the death benefit will be taxable when received. If the employer-owner fails to file a properly completed return under Section 6039I, a penalty may apply.
Limitation on interest and other business deductions
Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.
For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the cash surrender value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.
Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations. These cases involved relatively large loans against the policy's cash value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company. Under the
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particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid. Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted. Corporations should consider, in consultation with tax advisors familiar with these matters, the impact of these decisions on the corporation's intended use of the policy.
Business Uses of the Policy
The life insurance policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others. The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the policy owner is contemplating using the policy in any arrangement the value of which depends in part on its tax consequences, the policy owner should be sure to consult a tax advisor as to tax attributes of the arrangement.
Non-Resident Aliens and Other Persons Who are Not Citizens of the United States
Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the death benefit, or other distributions and/or ownership of the policy.
In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or donee spouse is not a citizen of the United States.
If the policy owner is a non-resident alien, or a resident alien, or if any of the policy's beneficiaries (including the policy owner's spouse) are not citizens of the United States, the policy owner should confer with a competent tax advisor with respect to the tax treatment of this policy.
If the policy owner, the insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, treaties with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the death benefit, or other distributions and/or ownership of the policy.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a policy to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the policy or of the distribution. Nationwide may require you to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Withholding and Tax Reporting
Distribution of taxable income from a life insurance policy, including a life insurance policy that is a modified endowment contract, is subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of their request not to withhold. If the policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax.
A policy owner is not permitted to waive withholding if the payee does not provide Nationwide with a taxpayer identification number; or if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect. In that instance, a distribution will be subject to withholding rates established by Section 3405 of the Code and will be applied against the amount of income that is distributed.
However, interest earned on a death benefit may be subject to mandatory back-up withholding. Mandatory backup withholding means that Nationwide is required to withhold taxes on income earned at the rate established by Section 3406 of the Code. Mandatory backup withholding may arise if Nationwide has not been provided a taxpayer identification number, or if the IRS notifies Nationwide that back-up withholding is required.
In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:
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•	the value each year of the life insurance protection provided;
•	an amount equal to any employer-paid Premiums;
•	some or all of the amount by which the current value exceeds the employer's interest in the policy; and/or
•	interest that is deemed to have been forgiven on a loan that Nationwide deems to have been made by the employer.
Participants in an employer-sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.
Taxes and the Value of the Policy
For federal income tax purposes, a separate account is not a separate entity from the company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.
At present, Nationwide does not expect to incur any federal income tax liability that would be chargeable to the Accumulation Units. Based upon these expectations, no charge is being made against the policy's Accumulation Units for federal income taxes. If, however, Nationwide determines that taxes may be incurred, Nationwide reserves the right to assess a charge for these taxes.
Nationwide may also incur state and local taxes (in addition to those described in the discussion of the Premium Taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of the policy's Accumulation Units.
Tax Changes
The foregoing is a general discussion of various tax matters pertaining to life insurance policies. It is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice. The policy owner should consult their independent legal, tax and/or financial advisor.
The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies. For example the "FY 2013, Budget of the United States Government" includes a proposal which, if enacted, would affect the treatment of corporate owned life insurance policies by limiting the availability of certain interest deductions for companies that purchase those policies. No proposed statutory language has been released yet, so the specifics of the proposal cannot be addressed herein. Such a proposal, if enacted, could have an adverse tax impact on the ownership of life insurance by or for the benefit of business entities. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may differ from its current positions on these matters. In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy.
Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. Nationwide makes no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. It is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
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Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide VLI Separate Account-4
Organization, Registration, and Operation
Nationwide VLI Separate Account-4 is a separate account established under Ohio law. Nationwide owns the assets in this account and is obligated to pay all benefits under the policies. Nationwide may use the separate account to support other variable life insurance policies that it issues. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of federal securities laws. For purposes of federal securities laws, the separate account is, and will remain, fully funded at all times. This registration does not involve the SEC's supervision of the separate account's management or investment practices or policies.
The separate account is divided into Sub-Accounts that invest in shares of the underlying mutual funds. Nationwide buys and sells the mutual fund shares at their respective NAV. Any dividends and distributions from a mutual fund are reinvested at NAV in shares of that mutual fund.
Income, gains, and losses, whether or not realized, from the assets in the separate account will be credited to, or charged against, the separate account without regard to Nationwide's other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the investment experience of Nationwide's other assets. The separate account's assets are held separately from Nationwide’s other assets and are not part of Nationwide’s general account. Nationwide may not use the separate account's assets to pay any of its liabilities other than those arising from the policies. Nationwide will hold assets in the separate account equal to its liabilities. The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.
Nationwide does not guarantee any money placed in this separate account. The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund. A policy owner could lose some or all of their money.
Addition, Deletion, or Substitution of Mutual Funds
Where permitted by applicable law, Nationwide reserves the right to:
•	remove, close, combine, or add Sub-Accounts and make new Sub-Accounts available;
•	substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;
•	transfer assets supporting the policies from one Sub-Account to another, or from one separate account to another;
•	combine the separate account with other separate accounts, and/or create new separate accounts;
•	deregister the separate account under the 1940 Act, or operate the separate account or any Sub-Account as a management investment company under the 1940 Act or as any other form permitted by law; and
•	modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.
Nationwide reserves the right to make other structural and operational changes affecting this separate account.
Nationwide will provide notice of any of the changes above. Also, to the extent required by law, Nationwide will obtain the required orders, approvals, and/or regulatory clearance from the appropriate government agencies (such as the various insurance regulators or the SEC). Also, to the extent required by state law, Nationwide will accept an irrevocable election from the policy owner to transfer 100% of the policy's Cash Value to the Fixed Account if received within 60 days after the date the policy owner received notification of a material change in the investment policy of the separate account.
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Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected policy owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premium, or both. Nationwide may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in its sole discretion. The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Separate Account
Nationwide may deregister Nationwide VLI Separate Account-4 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.
All policy owners will be notified in the event Nationwide deregisters Nationwide VLI Separate Account-4.
Voting Rights
Although the separate account owns the mutual fund shares, policy owners are the beneficial owner of those shares. When a matter involving a mutual fund is subject to shareholder vote, unless there is a change in existing law, Nationwide will vote the separate account's shares only as instructed by policy owners.
When a shareholder vote occurs, a policy owner will have the right to instruct Nationwide how to vote. The weight of each vote is based on the number of mutual fund shares that corresponds to the amount of Cash Value a policy has allocated to that mutual fund's Sub-Account (as of a date set by the mutual fund). Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the policy owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect policy owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
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The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These proceedings include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. Regulatory proceedings may also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible with any degree of certainty to determine the likely ultimate outcomes of the pending regulatory and legal proceedings or to provide reasonable ranges of potential losses. Some matters are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the claims for liability or damages. In some of the legal proceedings which are seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of legal proceedings, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s condensed consolidated financial position. Nonetheless, it is possible that such outcomes could materially affect the Company’s condensed consolidated financial position or results of operations in a particular quarter or annual period given the large or indeterminate amounts sought in certain of these legal proceedings and the inherent unpredictability of litigation. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company recognizes an asset for insurance recoveries, not to exceed cumulative accrued losses, when recovery under such policies is probable and reasonably estimable.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor ("DOL"), the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators. The Company will cooperate with its ultimate parent company, Nationwide Mutual Insurance Company ("NMIC") insofar as any inquiry, examination or investigation encompasses NMIC’s operations. In addition, recent regulatory activity, including activity by the DOL, may impact the Company’s business and operations, and certain estimates and assumptions used by the Company in determining the amounts presented in the financial statements and accompanying notes. Actual results could differ significantly from those estimates and assumptions.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Financial Statements
The Statement of Additional Information ("SAI") contains the financial statements of Nationwide VLI Separate Account-4 and the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries (the Company). Policy owners may obtain a copy of the SAI FREE OF CHARGE by contacting the Service Center. Please consider the consolidated financial statements of the Company only as bearing on Nationwide’s ability to meet the obligations under the policy. Policy owners should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets of the separate account.
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Appendix A: Sub-Account Information
Below is a list of the available Sub-Accounts and information about the corresponding underlying mutual funds in which they invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.
Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund corresponding to this Sub-Account assesses (or reserves the right to assess) a short-term trading fee, see Short-Term Trading Fees.
FF:	The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A
This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I
This Sub-Account is only available in policies issued before April 25, 2014
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2017
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Funds Insurance Series® - Asset Allocation Fund: Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term.
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American Funds Insurance Series® - Bond Fund: Class 2
This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide as high a level of current income as is consistent with the preservation of capital.
American Funds Insurance Series® - Global Small Capitalization Fund: Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.
American Funds Insurance Series® - Growth Fund: Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide you with growth of capital.
American Funds Insurance Series® - International Fund: Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide you with long-term growth of capital.
American Funds Insurance Series® - New World Fund: Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is long-term capital appreciation.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seek high total investment return.
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class I
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Core V.I. Fund: Class II
This Sub-Account is only available in policies issued before December 31, 2016
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The investment objective of the Fund is to seek high total investment return (i.e. the combination of capital appreciation (from increases or decreases in the market value) and current income (from interest or dividends).
Davis Variable Account Fund, Inc. - Davis Value Portfolio
This Portfolio is only available in policies issued before December 31, 2017
Investment Advisor:	Davis Selected Advisors, L.P.
Sub-advisor:	Davis Selected Advisors - NY, Inc.
Investment Objective:	Long-term growth of capital.
Delaware VIP Trust - Delaware VIP Emerging Markets Series: Service Class
This Sub-Account is only available in policies issued before December 31, 2016
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The Series seeks long-term capital appreciation.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
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Deutsche Variable Series II - Deutsche Small Mid Cap Value VIP: Class B
This Sub-Account is only available in policies issued before December 31, 2013
Investment Advisor:	Deutsche Investment Management Americas Inc.
Investment Objective:	Long-term capital appreciation.
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index), and if such fees and/or charges were included, the fees and expenses would be higher.
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks to match the total return of the Standard & Poor's® 500 Composite Stock Price Index (S&P 500® Index).
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares
This Sub-Account is only available in policies issued before December 31, 2016
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks long-term capital growth.
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2015 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
58

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2025 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2040 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2050 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
This Sub-Account is only available in policies issued before December 31, 2017
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks capital appreciation.
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Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Seeks long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2014
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Growth Opportunities Fund: Service Shares
This Sub-Account is only available in policies issued before December 31, 2016
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Long-term growth of capital.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Institutional Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Invesco - Invesco V.I. Growth and Income Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek long-term growth of capital and income.
Invesco - Invesco V.I. High Yield Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Total return, comprised of current income and capital appreciation.
Invesco - Invesco V.I. International Growth Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares
This Sub-Account is only available in policies issued before December 31, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares
This Sub-Account is only available in policies issued before December 31, 2011
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Invesco - Invesco V.I. Small Cap Equity Fund: Series I Shares
This Sub-Account is only available in policies issued before December 31, 2017
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
60

Ivy Variable Insurance Portfolios - Asset Strategy (formerly, Ivy Funds Variable Insurance Portfolios - Asset Strategy)
This Sub-Account is only available in policies issued before December 31, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - Growth (formerly, Ivy Funds Variable Insurance Portfolios - Growth)
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - High Income (formerly, Ivy Funds Variable Insurance Portfolios - High Income)
This Sub-Account is only available in policies issued before December 31, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - Mid Cap Growth (formerly, Ivy Funds Variable Insurance Portfolios - Mid Cap Growth)
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Real Estate Securities (formerly, Ivy Funds Variable Insurance Portfolios - Real Estate Securities)
Investment Advisor:	Ivy Investment Management Company
Sub-advisor:	Advantus Capital Management, Inc.
Investment Objective:	To seek to provide total return through capital appreciation and current income.
Ivy Variable Insurance Portfolios - Science and Technology (formerly, Ivy Funds Variable Insurance Portfolios - Science and Technology)
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Aspen Series - Balanced Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Series - Enterprise Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Flexible Bond Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
Janus Aspen Series - Forty Portfolio: Service Shares
This Sub-Account is only available in policies issued before December 31, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Overseas Portfolio: Service Shares
This Sub-Account is only available in policies issued before December 31, 2016
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
61

Janus Aspen Series - Perkins Mid Cap Value Portfolio: Service Shares
This Sub-Account is only available in policies issued before December 31, 2016
Investment Advisor:	Janus Capital Management LLC
Sub-advisor:	Perkins Investment Management LLC ("Perkins")
Investment Objective:	Capital appreciation.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Small Cap Core Portfolio: Class 1
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Portfolio seeks capital growth over the long term.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	The fund seeks long-term growth of capital.
Lincoln Variable Insurance Products Trust - LVIP Baron Growth Opportunities Fund: Service Class
This Sub-Account is only available in policies issued before December 31, 2011
Investment Advisor:	Lincoln Investment Advisors Corporation (LIA)
Sub-advisor:	BAMCO, Inc.
Investment Objective:	Capital appreciation.
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	To seek high current income and the opportunity for capital appreciation to produce a high total return.
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek a high level of income consistent with preservation of capital.
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Total Return Bond Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
62

MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (formerly, The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I)
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (formerly, The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II)
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Company
Investment Objective:	The Portfolio seeks to provide current income and capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class I (formerly, The Universal Institutional Funds, Inc. - Growth Portfolio: Class I)
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index ("Aggregate Bond Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
63

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management, LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high a level of current income as is consistent with the preservation of capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (formerly, Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class V)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
64

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
65

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
This Sub-Account is only available in policies issued before December 31, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Smith Asset Management Group; and Loomis, Sayles & Company L.P.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; The Boston Company Asset Management, LLC; Wellington Management Company, LLP
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.; OppenheimerFunds, Inc.; Putnam Investment Management, LLC
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
This Sub-Account is only available in policies issued before December 31, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	HighMark Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
66

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Neuberger Berman Advisers Management Trust - AMT Large Cap Value Portfolio: I Class Shares
This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital.
Neuberger Berman Advisers Management Trust - AMT Mid Cap Intrinsic Value Portfolio: I Class Shares
This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks growth of capital.
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The investment seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Administrative Class
This Sub-Account is only available in policies issued before December 31, 2017
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
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PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class I
This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	Pioneer Investment Management, Inc.
Investment Objective:	Long-term growth of capital.
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I
Investment Advisor:	Pioneer Investment Management, Inc.
Investment Objective:	Maximize total return through a combination of income and capital appreciation.
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital appreciation.
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
This Sub-Account is only available in policies issued before December 31, 2016
Investment Advisor:	Royce & Associates, LP
Investment Objective:	Long-term capital growth.
Designation: FF
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks to provide long-term capital growth. Income is a secondary objective.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.
T. Rowe Price Equity Series, Inc. - T. Rowe Price New America Growth Portfolio
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks to provide long-term capital growth by investing primarily in the common stocks of growth companies.
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T. Rowe Price Equity Series, Inc. - T. Rowe Price Personal Strategy Balanced Portfolio
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks the highest total return over time consistent with an emphasis on both capital appreciation and income.
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks a high level of income consistent with moderate fluctuations in principal value.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Wells Fargo Variable Trust - VT Discovery Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
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Appendix B: Definitions
Accumulation Unit – The measure of an investment in, or share of, a Sub-Account. Accumulation Unit values are initially set at $10 for each Sub-Account.
Attained Age – A person's Issue Age plus the number of full years since the Policy Date.
Base Policy Specified Amount – The amount of insurance coverage selected under the base policy, excluding any Rider Specified Amount.
Cash Surrender Value – The amount payable to the policy owner upon a full surrender of the policy. This amount is equal to the Enhanced Cash Value, minus Indebtedness and outstanding policy charges.
Cash Value – The total of amounts allocated to the Sub-Accounts, the policy loan account, and the Fixed Account.
Code – The Internal Revenue Code of 1986, as amended.
Death Benefit – The amount paid upon the Insured's death, before the deduction of any Indebtedness, reduction for any long-term care benefits paid, or due and unpaid policy charges.
Enhanced Cash Value – The sum of the policy's Cash Value plus the Enhancement Benefit, if applicable.
Enhancement Benefit – An additional amount added to the policy's Cash Value upon a full surrender of the policy during the applicable policy years, provided the qualifying conditions have been satisfied.
Excess Premium – Any Premium applied to the policy that is not considered Target Premium.
Fixed Account – An investment option that is funded by Nationwide's general account.
Grace Period – A 61-day period after which the Policy will Lapse if sufficient payments are not made to prevent Lapse.
In Force – Any time during which benefits are payable under the policy and any elected Rider(s).
Indebtedness – The total amount of all outstanding policy loans, including principal and interest due.
Insured – The person whose life is insured under the policy, and whose death triggers payment of the Death Benefit.
Investment Experience – The market performance of a mutual fund/Sub-Account.
Issue Age – A person's age based on their last birthday on or before the Policy Date.
Lapse – The policy terminates without value.
Long-Term Care Specified Amount – The maximum accumulation of benefits available under the Long-Term Care Rider. This amount must be at least 10% of the Total Specified Amount and no more than 100% of the Total Specified Amount. This amount is elected at the time the Rider is issued.
Maturity Date – The policy anniversary on which the Insured reaches Attained Age 100.
Minimum Required Death Benefit – The lowest Death Benefit that will qualify the policy as life insurance under the Code.
Nationwide – Nationwide Life Insurance Company, us, we, or our.
Net Amount At Risk – The policy's base Death Benefit minus the policy's Cash Value.
Net Asset Value (NAV) – The price of each share of a mutual fund in which a Sub-Account invests. NAV is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding. Nationwide uses NAV to calculate the value of Accumulation Units. NAV does not reflect deductions made for charges taken from the Sub-Accounts.
Net Premium – The amount of Premium applied to the policy after the deduction of the Percent of Premium Charge.
Policy Data Page(s) – The Policy Data Page(s) contains more detailed information about the policy, some of which is unique to the policy owner, the beneficiary, and the Insured.
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Policy Date – The date the policy takes effect as shown in the Policy Data Pages. Policy years, months, and anniversaries are measured from this date.
Policy owner or Owner – The person or entity named as the owner on the application, or the person or entity assigned ownership rights.
Policy Proceeds or Proceeds – The amount payable upon termination of the policy. Policy Proceeds may constitute the Death Benefit, the Maturity Proceeds, or the Cash Surrender Value upon a full surrender of the policy.
Premium – Amount(s) paid to purchase and maintain the policy.
Qualified Long-Term Care Services – Services that meet the requirements of §7702(B)(c)(1) of the Internal Revenue Code of 1986, as amended. Such services are as follows: necessary diagnostic, preventive, therapeutic, curative, treatment, mitigation and rehabilitative services, and maintenance or personal care services which are required by a chronically ill individual. These services are provided pursuant to a plan of care prescribed by a licensed health care practitioner.
Rider – An optional benefit purchased under the policy. Rider availability and Rider terms may vary depending on the state in which the policy was issued.
Rider Specified Amount – The portion of the Total Specified Amount attributable to the Supplemental Insurance Rider.
SEC – The Securities and Exchange Commission.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the policy. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide’s operations processing facility, see Contacting the Service Center.
Sub-Account(s) – The mechanism used to account for allocations of Net Premium and Cash Value among the policy's variable investment options.
Substandard Rating – An underwriting classification based on medical and/or non-medical factors used to determine what to charge for life insurance based on characteristics of the Insured beyond traditional factors for standard risks, which include age, sex, and smoking habits of the Insured. Substandard Ratings are shown in the Policy Data Pages as rate class multiples (medical factors) and/or monthly flat extras (medical and/or non-medical factors). The higher the rate class multiple or monthly flat extra, the greater the risk assessed and the higher the cost of coverage.
Target Premium – The maximum amount of Premium the policy owner may pay to purchase Base Policy Specified Amount under Section 7702A of the Code and still have the policy treated as a life insurance contract for federal tax purposes. This is the maximum Premium that the policy owner may pay based on the "7-Pay method", which determines the limits on Premium payments in each of the first seven policy years. The actual amount is based on numerous factors which include the Issue Age of the Insured, Substandard Ratings (if any), and an adjustment for any Premium exchanged into the policy under Section 1035 of the Code.
Total Specified Amount – The sum of the Base Policy Specified Amount and the Rider Specified Amount, if applicable.
Valuation Period – The period during which Nationwide determines the change in the value of the Sub-Accounts. One Valuation Period ends and another begins with the close of trading on the NYSE.
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Appendix C: Factors Used in Calculating the Enhancement Benefit
The tables below show the current factors used to calculate the Enhancement Benefit for the first and last month of each policy year. The actual calculation will depend on the month the policy is surrendered because all factors decrease monthly during a policy year except for the first policy year. Policy owners may, free of charge, request a calculation of their current Enhancement Benefit by contacting the Service Center.
Enhancement Benefit Factors for Modified Endowment Contracts
	Base Policy Enhancement Percentage		Rider Enhancement Percentage		Enhancement Cap Percentage
Policy Year	Month 1	Month 12	Month 1	Month 12
1	4.70%	4.70%	3.70%	3.70%	140%
2	4.64%	3.94%	3.65%	3.09%	140%
3	3.84%	2.70%	3.01%	2.10%	140%
4	2.60%	1.53%	2.02%	1.18%	140%
5	1.45%	0.61%	1.12%	0.46%	145%
6	0.56%	0.00%	0.42%	0.00%	140%
7+	0.00%	0.00%	0.00%	0.00%	0%
Enhancement Benefit Factors for Non-Modified Endowment Contracts
	Base Policy Enhancement Percentage		Rider Enhancement Percentage		Enhancement Cap Percentage
Policy Year	Month 1	Month 12	Month 1	Month 12
1	10.28%	13.35%	4.05%	4.60%	140%
2	13.14%	10.82%	4.52%	3.61%	140%
3	10.54%	7.50%	3.50%	2.25%	140%
4	7.22%	4.19%	2.17%	1.30%	140%
5	3.97%	1.63%	1.24%	0.59%	145%
6	1.49%	0.00%	0.54%	0.00%	140%
7+	0.00%	0.00%	0.00%	0.00%	0%
Using the factors available in the tables above, here is an example of how an Enhancement Benefit would be calculated.
In this example, we will assume the following:
•	A surrender is requested in the last month of policy year 2.
•	The policy is a non-modified endowment contract.
•	The Cash Value is $200,000.
•	The Base Policy Specified Amount Allocation (as a percentage of the Total Specified Amount) is 75%.
•	The Rider Specified Amount Allocation (as a percentage of the Total Specified Amount) is 25%.
•	The Total Percent of Premium Charge Paid is $15,250.
Using these assumptions, the Enhancement Benefit, capped by the Enhancement Cap, is calculated as follows:
Enhancement Percentage x Cash Value
Where: Enhancement Percentage =(Base Policy Specified Amount Allocation x Base Enhancement Percentage) + (Rider Specified Amount Allocation x Rider Enhancement Percentage) =(0.75 x 10.82%) + (0.25 x 3.61%) = 9.0175%
	=	9.0175% x $200,000 =$18,035.00
Enhancement Cap	=	Enhancement Cap Percentage x Total Percent of Premium Charge Paid
	=	140% x $15,250 =$21,350.00
Since $18,035.00 is less than the $21,350.00 Enhancement Cap, the Enhancement Benefit here is $18,035.00
72

Appendix D: Examples of Policy Charge Blending
The tables and the calculations below show examples of how actual charges would be determined using a sample policy assuming the following:
•	The policy is in policy year 3.
•	The Total Specified Amount is $1,000,000.
•	The Total Specified Amount is allocated 80% to Base Policy Specified Amount and 20% to Rider Specified Amount. Therefore, the Base Policy Specified Amount Allocation is 80% and Rider Specified Amount Allocation is 20%.
In each table, the first column after the "Policy Year" column shows charges associated with the base policy, the second column shows charges associated with the Supplemental Insurance Rider and the third column shows how those charges will be "blended" with an election of the Supplemental Insurance Rider. The "blending" calculates charges based on a weighted average of the Base Policy Specified Amount and Rider Specified Amount. To determine the weighed average, the charge amount attributed to base policy charges and rider charges are independently multiplied by their respective allocations and the result of each is added together to achieve the total charge assessed.
All of the tables and calculations examples use the current charges as disclosed in the "In Summary: Fee Tables" section of the prospectus. If maximum charges were used in these examples, the charges would be higher.
Percent of Premium Charge: Deducted from Each Premium Paid
Policy Year	Target Premium Charge	Excess Premium Charge	80%/20% Charge Blend
1	10.00%	4.00%	8.80%
2	8.00%	3.00%	7.00%
3	6.00%	2.00%	5.20%
4	4.00%	2.00%	3.60%
5	2.00%	2.00%	2.00%
Using the charges in the table above and the assumptions in the example listed above, here is how the total Percent of Premium Charge is calculated.
Total Percent of Premium Charge
= [(Base Policy Specified Amount Allocation) x (Target Premium Charge)] +
    [(Rider Specified Amount Allocation) x (Excess Premium Charge)]
= [(0.80) x (0.06)] + [(0.20) x (0.02)]
= [(0.048)] + [(0.004)]
= 0.052 or 5.20% of Premium received during the policy year.
Total Specified Amount Charge: Deducted Monthly from Cash Value
Policy Year	Base Policy Specified Amount Charge	Rider Specified Amount Charge	80%/20% Charge Blend
1	$80.00	$20.00	$68.00
2	$80.00	$20.00	$68.00
3	$80.00	$20.00	$68.00
4	$80.00	$20.00	$68.00
5	$80.00	$20.00	$68.00
Using the charges in the table above and the assumptions in the example listed above, here is how the Total Specified Amount charge is calculated.
Total Specified Amount Charge Per Month
= [(Base Policy Specified Amount Allocation) x (Base Policy Specified Amount Charge)] +
    [(Rider Specified Amount Allocation) x (Rider Specified Amount Charge)]
= [(0.80) x ($80.00)] + [(0.20) x ($20.00)]
= [($64.00)] + [($4.00)]
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= $68.00 deducted monthly from Cash Value.
Cost of Insurance Charge based on Issue Age of 45: Deducted Monthly from Cash Value*
Policy Year	Base Cost of Insurance	Rider Cost of Insurance	80%/20% Charge Blend
1	0.08689	0.04033	0.07758
2	0.10017	0.04698	0.08953
3	0.11223	0.05474	0.10073
4	0.12556	0.06377	0.11320
5	0.18135	0.07430	0.15994
*	Cost of Insurance charge rates change each policy year based on the increasing age of the Insured.
Using the charges in the table above and the assumptions in the example listed above, here is how the Cost of Insurance Charge is calculated.
Cost of Insurance Charge
= [(Base Policy Specified Amount Allocation) x (Base Policy Cost of Insurance Charge)] +
    [(Rider Specified Amount Allocation) x (Rider Cost of Insurance Charge)]
= [(0.80) x (0.11223)] + [(0.20) x (0.05474)]
= [(0.089784)] + [(0.010948)]
= 0.10073 per $1,000 of Net Amount At Risk.
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Outside back cover page
To learn more about the policy, the policy owner should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus. For a free copy of the SAI, to receive personalized illustrations of Death Benefits, Net Cash Surrender Values, and Cash Values, and to request other information about the policy contact the Service Center:
•	by telephone at 1-877-351-8808 (TDD: 1-800-238-3035)
•	by mail to Nationwide Life Insurance Company
Nationwide Business Solutions Group
One Nationwide Plaza, 1-11-401
Columbus, OH 43215-2220
The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about Nationwide Life Insurance Company and the policy. Information about Nationwide Life Insurance Company and the policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, DC 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.
Investment Company Act of 1940 Registration File No. 811-08301
Securities Act of 1933 Registration File No. 333-169879

Nationwide Future Executive VUL
Nationwide VLI Separate Account-4
(Registrant)
Nationwide Life Insurance Company
(Depositor)
Service Center
Nationwide Business Solutions Group
One Nationwide Plaza, 1-11-401
Columbus, OH 43215-2220
1-877-351-8808
TDD: 1-800-238-3035
STATEMENT OF ADDITIONAL INFORMATION
Flexible Premium Adjustable Variable Universal Life Insurance Policies
This Statement of Additional Information ("SAI") contains additional information regarding Flexible Premium Adjustable Variable Universal Life Insurance Policies offered by Nationwide Life Insurance Company ("Nationwide"). This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2017 and the prospectuses for the mutual funds. The prospectus is incorporated by reference in this SAI. Copies may be obtained FREE OF CHARGE by writing or calling the Service Center. Capitalized terms in this SAI correspond to terms defined in the prospectus.
The date of this Statement of Additional Information is May 1, 2017.

General Information and History
Nationwide VLI Separate Account-4 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $209 billion as of December 31, 2016.
Nationwide VLI Separate Account-4
Nationwide VLI Separate Account-4 is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans. Nationwide established the Variable Account on December 3, 1987 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940, the SEC does not supervise the management of Nationwide or the management of the Variable Account. Nationwide serves as the custodian of the assets of the Variable Account.
Nationwide Investment Services Corporation (NISC)
The policies are distributed by NISC, located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For policies issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. NISC was organized as an Oklahoma corporation in 1981.
The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the Financial Industry Regulatory Authority (FINRA).
Nationwide paid no underwriting commissions to NISC for each of the separate account’s last three fiscal years.
Services
Nationwide or its affiliates provide services and incur expenses in promoting, marketing, or administrative services to the underlying funds. Nationwide or its affiliates have entered into agreements with the investment advisor and/or distributor for the underlying funds relating to the services Nationwide or its affiliates provide. For these services, some funds agree to pay mutual fund service fee payments based on the average aggregate net assets of the Variable Account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in the particular underlying fund.
These anticipated mutual fund service fee payments were taken into consideration when determining the expenses necessary to support the policies. Without these mutual fund service fee payments, policy charges would be higher. Generally, Nationwide expects to receive somewhere between 0.10% to 0.55% (an annualized rate of the daily net assets of the Variable Account) from the funds offered in the policies. What is actually received depends upon many factors, including but not limited to the type of fund (i.e., money market funds generally pay less mutual fund service fee payments than other fund types) and the types of services for which an underlying fund, or its distributor or advisor, pays mutual fund service fee payments.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the policies. Nationwide assumed 0.00% of the Commissionable Target Premium for
2

marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. If the actual amount of marketing allowance paid is less than what was assumed, Nationwide may use the excess to pay other sales expenses, non-sales expenses, and/or profit. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Commissionable Target Premium (CTP) is an amount used in the calculation of the Premium Load and total compensation Nationwide pays. CTP is actuarially derived based on the Base Policy Specified Amount, the Insured’s characteristics and the death benefit option of the policy.
Independent Registered Public Accounting Firm
The financial statements of Nationwide VLI Separate Account-4 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
Underwriting Procedure
Nationwide underwrites the policies issued through Nationwide VLI Separate Account-4. The policy's cost of insurance depends upon the Insured's Issue Age, underwriting class, and the length of time the policy has been In Force. The rates will vary depending upon tobacco use and other risk factors. Monthly cost of insurance rates will not exceed those guaranteed in the policy.
Guaranteed cost of insurance rates for base coverage and coverage pursuant to the Supplemental Insurance Rider under policies issued on a non-medical basis are based on (i) the 2001 Commissioners' Standard Ordinary 80% Male Mortality Table, (ii) Attained Age, (iii) Substandard Ratings, and (iv) tobacco distinct status. Guaranteed cost of insurance rates for base coverage and coverage pursuant to the Supplemental Insurance Rider under policies issued on a medical basis are based on (i) either (a) the 2001 Commissioners' Standard Ordinary 100% Male Mortality Table or (b) the 2001 Commissioners' Standard Ordinary 100% Female Mortality Table, (ii) Attained Age, (iii) Substandard Ratings, and (iv) tobacco distinct status. Guaranteed cost of insurance rates for base coverage and coverage pursuant to the Supplemental Insurance Rider on substandard risks will equal the guaranteed cost of insurance rates for standard risks times a percentage greater than 100%.
The underwriting class of an Insured may affect the cost of insurance rate. There are three underwriting classes into which Insureds are placed, depending on the Insureds' mortality characteristics: Guaranteed Issue, Simplified Issue, and Regular Issue. In an otherwise identical policy, an Insured in the Regular Issue underwriting class will have a lower cost of insurance than an Insured in the Guaranteed Issue or Simplified Issue underwriting class.
The rating class is determined using questionnaires, medical records, and physical exams, depending on the amount of insurance and the attributes of the Insured. Nationwide may underwrite using short-form questionnaires or abbreviated medical evaluations.
Net Amount at Risk
The policy's cost of insurance is also dependent on the policy's Net Amount At Risk. The Net Amount At Risk is allocated between coverage provided by the base policy and coverage provided by the Supplemental Insurance Rider. The Net Amount At Risk for the base policy is the base policy Death Benefit minus the policy's Cash Value. The Net Amount At Risk for the Supplemental Insurance Rider is the Rider Death Benefit (as described in the "Supplemental Insurance Rider" sub-section of the "Policy and Rider Charges" section of the prospectus).
Illustrations
Nationwide will provide illustrations of future benefits under the policy before the policy is purchased and upon request thereafter. Nationwide may assess a $25 fee for this service to persons who request more than one policy illustration during a policy year.
3

Note: The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when. Illustrated Premium and hypothetical rates of return are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals and/or to prevent the policy from Lapsing. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
Advertising
Rating Agencies
Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate Nationwide. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the Investment Experience or financial strength of the Variable Account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Tax Definition of Life Insurance
Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes. The two tests are referred to as the Guideline Premium/Cash Value Corridor Test and the Cash Value Accumulation Test. Both tests are available to flexible premium policies such as this one.
The tables that follow show, numerically, the requirements for each test.
Guideline Premium/Cash Value Corridor Test
Table of Applicable Percentages of Cash Value
Attained Age of Insured	Percentage of Cash Value
0-40	250%
41	243%
Attained Age of Insured	Percentage of Cash Value
42	236%
43	229%
Attained Age of Insured	Percentage of Cash Value
44	222%
45	215%
4

Attained Age of Insured	Percentage of Cash Value
46	209%
47	203%
48	197%
49	191%
50	185%
51	178%
52	171%
53	164%
54	157%
55	150%
56	146%
57	142%
58	138%
59	134%
60	130%
61	128%
62	126%
63	124%
64	122%
Attained Age of Insured	Percentage of Cash Value
65	120%
66	119%
67	118%
68	117%
69	116%
70	115%
71	113%
72	111%
73	109%
74	107%
75	105%
76	105%
77	105%
78	105%
79	105%
80	105%
81	105%
82	105%
83	105%
Attained Age of Insured	Percentage of Cash Value
84	105%
85	105%
86	105%
87	105%
88	105%
89	105%
90	105%
91	104%
92	103%
93	102%
94	101%
95	101%
96	101%
97	101%
98	101%
99	101%
100	100%
Cash Value Accumulation Test
The Cash Value Accumulation Test requires the Death Benefit to exceed an applicable percentage of the cash value. These applicable percentages are calculated by determining net single premiums, as defined in Code Section 7702(b), for each policy year given a set of actuarial assumptions. The relevant material assumptions include an interest rate of 4% and 2001 CSO guaranteed mortality as prescribed in Revenue Code Section 7702 for the Cash Value Accumulation Test. The resulting net single premiums are then inverted (i.e., multiplied by 1/net single premium) to give the applicable cash value percentages. These premiums vary with the age, sex, and risk classification of the Insured.
The table below provides an example of applicable percentages for the Cash Value Accumulation Test. This example is for a male, non-tobacco, Issue Age 45, and non-medically underwritten.
Table of Applicable Percentages of Cash Value
Policy Year	Percentage of Cash Value
1	347%
2	335%
3	324%
4	314%
5	304%
6	294%
7	284%
8	275%
9	266%
10	258%
11	250%
12	242%
13	235%
14	228%
15	221%
16	215%
17	209%
18	203%
19	197%
Policy Year	Percentage of Cash Value
20	192%
21	187%
22	182%
23	177%
24	173%
25	169%
26	165%
27	161%
28	157%
29	153%
30	150%
31	147%
32	145%
33	144%
34	142%
35	141%
36	140%
37	139%
38	138%
Policy Year	Percentage of Cash Value
39	134%
40	131%
41	128%
42	125%
43	122%
44	120%
45	117%
46	116%
47	115%
48	114%
49	112%
50	111%
51	110%
52	109%
53	107%
54	105%
55	103%
56	101%
5

NATIONWIDE

VLI SEPARATE

ACCOUNT-4

Annual Report

to

Contract Owners

December 31, 2016

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and subsidiaries and

Contract Owners of Nationwide VLI Separate Account-4:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-4 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)), as of December 31, 2016, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2016, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 21, 2017

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2016

Assets:
Investments at fair value:
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2,522 shares (cost $29,610)	$29,325
VP Inflation Protection Fund - Class I (ACVIP1)
1,865,508 shares (cost $19,328,377)	18,897,600
Asset Allocation Fund - Class 2 (AMVAA2)
378,930 shares (cost $8,093,590)	8,143,198
Bond Fund - Class 2 (AMVBD2)
6,727,549 shares (cost $74,512,284)	71,782,949
Global Small Capitalization Fund - Class 2 (AMVGS2)
65,648 shares (cost $1,553,163)	1,294,582
Growth Fund - Class 2 (AMVGR2)
263,814 shares (cost $18,515,784)	17,654,437
International Fund - Class 2 (AMVI2)
366,460 shares (cost $6,853,769)	6,141,863
New World Fund - Class 2 (AMVNW2)
19,558 shares (cost $379,050)	382,160
Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund - Class I (BRVHYI)
679,774 shares (cost $4,763,176)	4,921,562
Large Cap Core V.I. Fund - Class II (MLVLC2)
52,083 shares (cost $1,645,855)	1,663,540
Global Allocation V.I. Fund - Class II (MLVGA2)
587,293 shares (cost $9,639,913)	9,079,555
VP S&P 500 Index Portfolio (CVSPIP)
5,792 shares (cost $672,233)	709,206
Value Portfolio (DAVVL)
398,182 shares (cost $4,142,137)	3,623,456
VIP Emerging Markets Series: Service Class (DWVEMS)
172,762 shares (cost $3,063,235)	3,088,983
VIP Small Cap Value Series: Service Class (DWVSVS)
469,688 shares (cost $17,366,691)	18,632,517
VA Inflation-Protected Securities Portfolio (DFVIPS)
516,815 shares (cost $5,291,356)	5,121,641
VA International Small Portfolio (DFVIS)
77,018 shares (cost $912,636)	877,237
VA U.S. Targeted Value Portfolio (DFVUTV)
144,331 shares (cost $2,656,829)	2,789,926
Stock Index Fund, Inc. - Initial Shares (DSIF)
10,432,529 shares (cost $386,194,929)	478,435,765
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
297,991 shares (cost $9,540,457)	11,281,923
Global Income Builder VIP - Class A (DSGIBA)
1,041 shares (cost $24,206)	24,456
Floating-Rate Income Fund (ETVFR)
7,746,889 shares (cost $71,412,256)	71,736,192
Franklin Income Securities Fund - Class 2 (FTVIS2)
437,768 shares (cost $6,852,226)	6,732,871
Rising Dividends Securities Fund - Class 1 (FTVRDI)
652,058 shares (cost $16,354,368)	16,633,997
Small Cap Value Securities Fund - Class 1 (FTVSVI)
545,631 shares (cost $9,570,190)	10,874,429
Small Cap Value Securities Fund - Class 2 (FTVSV2)
566,934 shares (cost $10,658,451)	10,975,852
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
109,743 shares (cost $2,356,614)	2,163,031

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
327,867 shares (cost $2,902,090)	2,413,102
Templeton Foreign Securities Fund - Class 1 (TIF)
71,339 shares (cost $1,065,796)	990,903
Templeton Foreign Securities Fund - Class 2 (TIF2)
1,794,611 shares (cost $28,252,106)	24,424,653
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
480,025 shares (cost $8,564,899)	7,800,407
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
91,667 shares (cost $665,962)	649,005
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
866,334 shares (cost $14,673,110)	14,597,720
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
691,882 shares (cost $3,810,728)	3,383,304
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
131,083 shares (cost $1,493,140)	1,486,484
Mid Cap Value Portfolio: Class 1 (JPMMV1)
3,075,441 shares (cost $32,158,470)	33,768,341
Small Cap Core Portfolio 1 (JPSCE1)
4,673 shares (cost $93,250)	105,104
Balanced Portfolio: Service Shares (JABS)
882,157 shares (cost $27,738,901)	28,132,001
Enterprise Portfolio: Service Shares (JAMGS)
87,632 shares (cost $4,866,892)	4,926,647
Flexible Bond Portfolio: Service Shares (JAFBS)
1,095,339 shares (cost $14,170,107)	13,834,131
Forty Portfolio: Service Shares (JACAS)
1,334,736 shares (cost $47,906,724)	41,096,537
Global Technology Portfolio: Service Shares (JAGTS)
1,765,830 shares (cost $13,356,675)	14,991,896
Overseas Portfolio: Service Shares (JAIGS)
814,051 shares (cost $26,985,266)	19,431,401
Perkins Mid Cap Value Portfolio: Service Shares (JAMVS)
88,917 shares (cost $1,381,240)	1,431,563
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
1,651,880 shares (cost $31,552,431)	31,005,781
Lord Abbett Series Fund Inc. - Bond Debenture Portfolio: Class VC (LOVBD)
210,923 shares (cost $2,302,446)	2,518,417
Lord Abbett Series Fund Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)
4,636 shares (cost $120,463)	118,299
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
697,385 shares (cost $11,741,263)	11,458,036
Lord Abbett Series Fund Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
822,288 shares (cost $12,275,537)	11,980,740
VIT II - MFS Blended Research Core Equity Portfolio - Service Class (MVBRES)
14,569 shares (cost $688,067)	673,976
Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)
184,515 shares (cost $3,196,333)	2,837,847
Var Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
194,277 shares (cost $2,952,754)	2,599,431
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
20,915 shares (cost $343,084)	338,410
New Discovery Series - Service Class (MNDSC)
5,272 shares (cost $77,657)	79,140
Value Series - Initial Class (MVFIC)
634,482 shares (cost $10,753,058)	11,991,705
Value Series - Service Class (MVFSC)
3,492,204 shares (cost $63,887,726)	64,920,077

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
3,707,369 shares (cost $76,838,527)	82,414,814
Core Plus Fixed Income Portfolio - Class I (MSVFI)
187,688 shares (cost $1,986,782)	2,002,634
Emerging Markets Debt Portfolio - Class I (MSEM)
2,784,828 shares (cost $23,512,002)	21,693,813
Global Real Estate Portfolio - Class II (VKVGR2)
470,074 shares (cost $4,851,738)	4,869,972
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)
637,233 shares (cost $6,761,274)	5,556,668
Universal Institutional Funds, Inc. - Growth Portfolio - Class I (MSVEG)
64,971 shares (cost $1,815,454)	1,601,529
U.S. Real Estate Portfolio - Class I (MSVRE)
853,852 shares (cost $16,269,390)	18,263,898
NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)
77 shares (cost $826)	804
NVIT Cardinal Managed Growth and Income Class I (NCPGI)
79 shares (cost $825)	804
NVIT Cardinal Managed Growth Class I (NCPG)
4,754 shares (cost $48,767)	48,253
NVIT Bond Index Fund Class I (NVBX)
9,547,955 shares (cost $102,733,537)	98,725,850
NVIT International Index Fund Class I (NVIX)
3,005,244 shares (cost $26,400,716)	25,664,786
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2,515,961 shares (cost $38,430,580)	41,186,276
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
391,172 shares (cost $8,649,271)	9,262,941
American Funds NVIT Bond Fund - Class II (GVABD2)
121,416 shares (cost $1,414,627)	1,373,214
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
276,664 shares (cost $7,565,160)	7,303,931
American Funds NVIT Growth Fund - Class II (GVAGR2)
131,233 shares (cost $8,556,273)	9,767,644
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
63,437 shares (cost $2,901,880)	3,277,773
Federated NVIT High Income Bond Fund - Class I (HIBF)
3,393,874 shares (cost $22,851,305)	22,161,996
NVIT Emerging Markets Fund - Class I (GEM)
1,249,591 shares (cost $13,720,939)	12,233,497
NVIT International Equity Fund - Class I (GIG)
1,763,416 shares (cost $18,305,930)	16,611,376
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
20,082 shares (cost $169,746)	187,768
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
1,630,815 shares (cost $14,521,706)	15,835,213
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
19,337 shares (cost $282,925)	254,286
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
420,976 shares (cost $4,160,918)	3,902,444
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
16,615,722 shares (cost $173,500,844)	179,948,267
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
606,111 shares (cost $6,854,376)	6,261,125
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
399,257 shares (cost $4,183,131)	3,980,593
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
658,054 shares (cost $7,510,581)	6,922,724

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
745,012 shares (cost $7,768,726)	6,816,856
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
414,301 shares (cost $4,661,722)	4,358,446
NVIT Core Bond Fund - Class I (NVCBD1)
154,825 shares (cost $1,707,980)	1,650,434
NVIT Core Plus Bond Fund - Class I (NVLCP1)
199,895 shares (cost $2,294,388)	2,222,834
NVIT Nationwide Fund - Class I (TRF)
8,222,868 shares (cost $89,194,176)	131,648,112
NVIT Government Bond Fund - Class I (GBF)
4,956,368 shares (cost $55,867,308)	53,132,260
NVIT International Index Fund - Class II (GVIX2)
270,355 shares (cost $2,565,771)	2,308,830
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
1,851,454 shares (cost $20,281,185)	23,254,258
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
105,216 shares (cost $1,584,907)	1,590,863
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
44,466 shares (cost $785,307)	758,592
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
1,390,968 shares (cost $14,367,965)	13,812,309
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
5,044,848 shares (cost $55,479,998)	62,909,259
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
6,596,756 shares (cost $73,386,701)	86,549,441
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
1,526,157 shares (cost $16,898,901)	16,894,558
NVIT Mid Cap Index Fund - Class I (MCIF)
4,439,493 shares (cost $97,065,820)	107,613,309
NVIT Money Market Fund - Class I (SAM)
46,054,585 shares (cost $46,054,585)	46,054,585
NVIT Money Market Fund - Class V (SAM5)
149,888,754 shares (cost $149,888,754)	149,888,754
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
1,455,290 shares (cost $17,089,719)	14,087,211
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
485,907 shares (cost $5,310,028)	4,684,143
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
1,085,630 shares (cost $12,205,099)	11,876,795
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
1,807,143 shares (cost $18,730,828)	18,396,719
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
4,329,375 shares (cost $45,181,551)	43,899,865
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
123,135 shares (cost $1,334,417)	1,306,467
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
1,338,290 shares (cost $14,483,729)	14,252,785
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
1,162,778 shares (cost $20,775,224)	18,116,080
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2,940,662 shares (cost $35,075,401)	43,757,056
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2,159,709 shares (cost $43,301,945)	46,368,946
NVIT Multi-Sector Bond Fund - Class I (MSBF)
1,304,558 shares (cost $11,961,342)	11,910,611
NVIT Short Term Bond Fund - Class I (NVSTB1)
3,134,141 shares (cost $32,725,969)	32,218,966

NVIT Short Term Bond Fund - Class II (NVSTB2)
118,388 shares (cost $1,233,784)	1,212,295
NVIT Large Cap Growth Fund - Class I (NVOLG1)
8,485,076 shares (cost $143,376,732)	134,997,557
Templeton NVIT International Value Fund - Class III (NVTIV3)
53,597 shares (cost $650,266)	569,195
Invesco NVIT Comstock Value Fund - Class I (EIF)
650,132 shares (cost $7,651,829)	11,422,819
NVIT Real Estate Fund - Class I (NVRE1)
5,084,024 shares (cost $40,035,951)	32,029,352
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
3,641 shares (cost $37,318)	40,963
Loring Ward NVIT Moderate Fund - Class P (NVLMP)
662 shares (cost $7,308)	7,620
NVIT Small Cap Index Fund Class II (NVSIX2)
73,832 shares (cost $917,327)	919,214
NVIT S&P 500 Index Fund Class I (GVEX1)
335,948 shares (cost $4,876,346)	5,056,024
Short Duration Bond Portfolio - I Class Shares (AMTB)
375,814 shares (cost $4,035,502)	3,953,562
Guardian Portfolio - I Class Shares (AMGP)
46,155 shares (cost $817,376)	676,627
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
83,031 shares (cost $1,928,961)	1,877,338
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
48,526 shares (cost $1,071,520)	1,024,866
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
20,603 shares (cost $301,817)	313,985
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class I (AMRI)
331,278 shares (cost $4,770,451)	5,601,903
Socially Responsive Portfolio - I Class Shares (AMSRS)
90,699 shares (cost $1,551,700)	2,047,077
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)
3,340 shares (cost $39,453)	37,575
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)
2,867 shares (cost $30,188)	31,077
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)
3,862 shares (cost $42,283)	43,529
VPS Growth and Income Portfolio - Class A (ALVGIA)
791,167 shares (cost $23,017,102)	24,692,309
VPS International Value Portfolio - Class A (ALVIVA)
680,140 shares (cost $9,453,734)	9,032,262
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
1,042,151 shares (cost $21,125,398)	21,145,237
VP Capital Appreciation Fund - Class I (ACVCA)
45,989 shares (cost $649,930)	642,933
VP Income & Growth Fund - Class I (ACVIG)
2,051,104 shares (cost $14,606,266)	19,116,291
VP Inflation Protection Fund - Class II (ACVIP2)
921,938 shares (cost $10,065,920)	9,320,790
VP International Fund - Class I (ACVI)
380,959 shares (cost $3,716,384)	3,569,588
VP Mid Cap Value Fund - Class I (ACVMV1)
891,924 shares (cost $16,884,071)	18,828,508
VP Ultra(R) Fund - Class I (ACVU1)
37,269 shares (cost $575,035)	575,812
VP Value Fund - Class I (ACVV)
2,447,577 shares (cost $22,758,819)	25,650,604

MidCap Stock Portfolio - Initial Shares (DVMCS)
128,580 shares (cost $2,577,347)	2,583,182
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
5,637,340 shares (cost $93,680,048)	106,432,980
Appreciation Portfolio - Initial Shares (DCAP)
462,446 shares (cost $19,872,356)	18,964,911
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
21,240 shares (cost $918,229)	1,050,109
International Value Portfolio - Initial Shares (DVIV)
335,588 shares (cost $3,689,265)	3,255,199
Variable Series II - DWS Small Mid Cap Value VIP - Class B (SVSSVB)
13,198 shares (cost $204,113)	219,474
Variable Series II - DWS Large Cap Value VIP - Class B (SVSLVB)
5,739 shares (cost $86,373)	79,085
Managed Tail Risk Fund II: Primary Shares (FVCA2P)
140,835 shares (cost $819,339)	677,415
Quality Bond Fund II - Primary Shares (FQB)
2,230,268 shares (cost $25,231,484)	24,488,343
VIP Contrafund(R) Portfolio - Service Class (FCS)
905,263 shares (cost $30,223,075)	29,909,875
VIP Energy Portfolio - Service Class 2 (FNRS2)
395,730 shares (cost $8,134,686)	8,159,943
VIP Equity-Income Portfolio - Service Class (FEIS)
2,757,810 shares (cost $57,133,011)	60,285,731
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
187,736 shares (cost $2,204,194)	2,307,281
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2,636,228 shares (cost $32,704,463)	33,031,931
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
1,247,471 shares (cost $15,707,758)	15,880,306
VIP Freedom Income Fund Portfolio - Service Class (FFINS)
88,007 shares (cost $964,600)	965,437
VIP Growth Opportunities Portfolio - Service Class (FGOS)
7,266 shares (cost $249,594)	225,252
VIP Growth Portfolio - Service Class (FGS)
1,453,189 shares (cost $62,304,422)	85,883,470
VIP High Income Portfolio - Service Class (FHIS)
2,525,051 shares (cost $14,222,992)	13,483,771
VIP Index 500 Portfolio - Initial Class (FIP)
222,874 shares (cost $40,239,472)	50,692,699
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
14,892,347 shares (cost $190,539,011)	186,154,337
VIP Mid Cap Portfolio - Service Class (FMCS)
1,190,552 shares (cost $39,624,944)	40,121,602
VIP Money Market Portfolio - Initial Class (FMMP)
9,352,801 shares (cost $9,352,801)	9,352,801
VIP Overseas Portfolio - Service Class (FOS)
864,173 shares (cost $17,259,029)	15,330,429
VIP Value Strategies Portfolio - Service Class (FVSS)
218,426 shares (cost $2,877,229)	3,438,023
VIP Fidelity VIP Freedom Fund 2005 Portfolio - Service Class (FF05S)
28,659 shares (cost $330,826)	331,868
VIP Fidelity VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)
656,175 shares (cost $8,226,968)	8,116,883
VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)
1,380,516 shares (cost $17,748,568)	17,836,267
VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)
460,724 shares (cost $8,390,200)	8,463,507

Mid Cap Value- Institutional Shares (GVMCE)
1,502,408 shares (cost $23,996,240)	24,384,076
Goldman Sachs Structured Small Cap Equity Fund (GVCSE)
41,188 shares (cost $565,412)	567,984
VIT Growth Opportunities Fund - Service Shares (GVGOPS)
186,412 shares (cost $1,281,146)	1,254,551
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
1,669 shares (cost $20,128)	18,897
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
574,154 shares (cost $12,287,406)	12,235,219
Baron Growth Opportunities Fund Service Class (BNCAI)
137,859 shares (cost $5,963,741)	5,538,067
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
211,869 shares (cost $11,033,666)	10,245,997
Global Securities Fund/VA - Non-Service Shares (OVGS)
1,971,566 shares (cost $72,887,546)	69,044,225
International Growth Fund/VA - Non-Service Shares (OVIG)
6,483,026 shares (cost $14,271,203)	13,484,695
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
1,155,780 shares (cost $27,178,308)	32,835,703
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
294,440 shares (cost $7,071,617)	7,090,118
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
331,136 shares (cost $16,947,232)	24,057,020
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
3,548,143 shares (cost $18,931,856)	17,527,828
All Asset Portfolio - Administrative Class (PMVAAA)
2,202,983 shares (cost $22,984,035)	22,051,859
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)
21,477 shares (cost $155,312)	169,021
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
136,461 shares (cost $1,357,353)	1,334,592
Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)
114,265 shares (cost $1,421,602)	1,312,906
Low Duration Portfolio - Administrative Class (PMVLDA)
3,868,685 shares (cost $40,531,843)	39,615,336
Real Return Portfolio - Administrative Class (PMVRRA)
4,513,512 shares (cost $57,487,746)	55,380,795
Total Return Portfolio - Administrative Class (PMVTRA)
7,456,014 shares (cost $82,189,765)	79,331,992
Pioneer Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)
23,516 shares (cost $384,929)	379,311
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)
508,792 shares (cost $4,920,862)	4,731,765
VT Growth & Income Fund: Class IB (PVGIB)
36,673 shares (cost $842,270)	953,127
VT Growth Opportunities Fund: Class IB (PVGOB)
150,579 shares (cost $1,155,592)	1,163,973
VT International Equity Fund: Class IB (PVTIGB)
67,402 shares (cost $870,476)	831,062
VT Small Cap Value Fund: Class IB (PVTSCB)
63,412 shares (cost $905,710)	998,737
VI Growth and Income Fund - Series I Shares (ACGI)
277,763 shares (cost $5,999,235)	5,846,905
VI American Franchise Fund - Series I Shares (ACEG)
20,660 shares (cost $1,003,251)	1,106,972
VI Value Opportunities Fund - Series I Shares (AVBVI)
74 shares (cost $480)	479

VI High Yield Fund - Series I Shares (AVHY1)
2,651,397 shares (cost $14,667,545)	14,317,545
VI International Growth Fund - Series I Shares (AVIE)
1,308,681 shares (cost $44,801,872)	43,042,503
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
26,846 shares (cost $342,985)	345,510
VI Small Cap Equity Fund - Series I Shares (AVSCE)
14,114 shares (cost $248,879)	259,407
Micro-Cap Portfolio - Investment Class (ROCMC)
564,740 shares (cost $6,004,690)	6,274,262
Variable Fund - Multi-Hedge Strategies (RVARS)
22,157 shares (cost $531,325)	530,651
Equity Income Portfolio - II (TREI2)
983,172 shares (cost $28,167,011)	27,774,615
Health Sciences Portfolio - II (TRHS2)
660,161 shares (cost $24,031,293)	22,036,170
Limited-Term Bond Portfolio (TRLT1)
3,186,008 shares (cost $15,494,588)	15,420,280
Mid-Cap Growth Portfolio - II (TRMCG2)
927,348 shares (cost $25,353,463)	22,859,135
New America Growth Portfolio (TRNAG1)
1,493,421 shares (cost $37,416,507)	35,110,321
Personal Strategy Balanced Portfolio (TRPSB1)
207,672 shares (cost $4,071,316)	3,981,076
Blue Chip Growth Portfolio (TRBCGP)
2,053,315 shares (cost $44,737,252)	47,616,380
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
759,075 shares (cost $9,594,166)	7,894,381
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
1,328,119 shares (cost $31,632,214)	32,060,787
Variable Insurance Fund - Balanced Portfolio (VVB)
405,756 shares (cost $9,005,182)	9,344,553
Insurance Fund - Capital Growth Portfolio (VVCG)
416,501 shares (cost $10,976,739)	11,811,965
Variable Insurance Fund - Diversified Value Portfolio (VVDV)
805,233 shares (cost $12,166,547)	13,777,535
Variable Insurance Fund - International Portfolio (VVI)
412,673 shares (cost $8,671,936)	8,059,498
Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
1,286,278 shares (cost $26,090,572)	27,153,337
Variable Insurance Fund - REIT Index Portfolio (VVREI)
684,029 shares (cost $8,784,912)	9,220,706
Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)
564,799 shares (cost $5,980,568)	6,003,812
Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)
211,007 shares (cost $4,764,940)	4,536,661
Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
1,948,847 shares (cost $23,260,955)	22,937,928
Variable Insurance Portfolios - Asset Strategy (WRASP)
947,578 shares (cost $8,938,565)	7,622,314
Variable Insurance Portfolios - Growth (WRGP)
1,589,389 shares (cost $17,877,423)	16,376,266
Variable Insurance Portfolios - High Income (WRHIP)
10,602,439 shares (cost $40,717,388)	38,252,540
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
445,016 shares (cost $4,476,286)	4,199,927
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
1,039,219 shares (cost $8,938,445)	8,724,553

Variable Insurance Portfolios - Science and Technology (WRSTP)
601,972 shares (cost $14,097,350)	13,447,823
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
540,127 shares (cost $15,518,992)	13,994,684
Advantage VT Opportunity Fund - Class 2 (SVOF)
244,075 shares (cost $6,703,527)	6,021,326
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
553,722 shares (cost $5,115,099)	4,612,507

Total Investments	$4,732,604,741

Other Accounts Receivable	54,134
Accounts Receivable - VP International Fund - Class I (ACVI)	10,254
Accounts Receivable - VP Inflation Protection Fund - Class I (ACVIP1)	8,513
Accounts Receivable - Mid-Cap Growth Portfolio - I Class Shares (AMCG)	1,086
Accounts Receivable - Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund - Class I (BRVHYI)	19,435
Accounts Receivable - Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	12,852
Accounts Receivable - International Value Portfolio - Initial Shares (DVIV)	8
Accounts Receivable - VIP Contrafund(R) Portfolio - Service Class (FCS)	190,348
Accounts Receivable - VIP Growth Opportunities Portfolio - Service Class (FGOS)	126,062
Accounts Receivable - VIP Growth Portfolio - Service Class (FGS)	122,371
Accounts Receivable - NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)	2
Accounts Receivable - Perkins Mid Cap Value Portfolio: Service Shares (JAMVS)	533
Accounts Receivable - Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	84,271
Accounts Receivable - Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	27,196
Accounts Receivable - Variable Series II - DWS Large Cap Value VIP - Class B (SVSLVB)	5
Accounts Payable - Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	(547)
Accounts Payable - VI Value Opportunities Fund - Series I Shares (AVBVI)	(3)
Accounts Payable - Opportunistic Small Cap Portfolio: Initial Shares (DSC)	(8)
Accounts Payable - Loring Ward NVIT Moderate Fund - Class P (NVLMP)	(4)
Accounts Payable - NVIT Money Market Fund - Class I (SAM)	(161,434)
Accounts Payable - Variable Series II - DWS Small Mid Cap Value VIP - Class B (SVSSVB)	(2)

$4,733,099,813

Contract Owners’ Equity:
Accumulation units	4,733,099,813

Total Contract Owners’ Equity (note 8)	$4,733,099,813

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2016

Investment Activity:	Total	ALVDAA	ACVIP1	AMVAA2	AMVBD2	AMVGS2	AMVGR2	AMVI2
Reinvested dividends	$75,222,169	229	237,462	115,033	1,222,073	3,217	138,313	83,310
Asset charges (note 3)	(5,848,156)	-	(24,386)	(12,976)	(72,695)	(2,761)	(42,357)	(13,160)

Net investment income (loss)	69,374,013	229	213,076	102,057	1,149,378	456	95,956	70,150

Realized gain (loss) on investments	46,700,180	(1,555)	(117,230)	41,453	(11,246)	(95,724)	152,600	(226,694)
Change in unrealized gain (loss) on investments	32,203,948	2,087	(51,762)	289,198	617,286	(127,729)	(171,097)	(83,550)

Net gain (loss) on investments	78,904,128	532	(168,992)	330,651	606,040	(223,453)	(18,497)	(310,244)

Reinvested capital gains	206,359,654	6	47,854	151,298	251,767	228,140	1,617,818	463,255

Net increase (decrease) in contract owners’ equity resulting from operations	$354,637,795	767	91,938	584,006	2,007,185	5,143	1,695,277	223,161

Investment Activity:	AMVNW2	BRVHYI	MLVLC2	MLVGA2	CVSPIP	DAVVL	DWVEMS	DWVSVS
Reinvested dividends	$1,852	238,793	17,650	101,869	8,417	45,626	18,800	107,697
Asset charges (note 3)	(77)	(6,351)	(4,261)	-	(1,450)	(3,656)	(6,162)	(33,940)

Net investment income (loss)	1,775	232,442	13,389	101,869	6,967	41,970	12,638	73,757

Realized gain (loss) on investments	(50)	(57,340)	(87,939)	(25,132)	43	(280,753)	(118,539)	(395,736)
Change in unrealized gain (loss) on investments	3,110	351,867	128,244	280,171	49,896	101,850	345,215	3,291,330

Net gain (loss) on investments	3,060	294,527	40,305	255,039	49,939	(178,903)	226,676	2,895,594

Reinvested capital gains	-	-	121,562	-	6,423	546,456	49,432	1,340,874

Net increase (decrease) in contract owners’ equity resulting from operations	$4,835	526,969	175,256	356,908	63,329	409,523	288,746	4,310,225

Investment Activity:	DFVIPS	DFVIS	DFVUTV	DSIF	DSRG	DSGIBA	ETVFR	FTVIS2
Reinvested dividends	$67,527	21,180	21,270	9,100,542	140,443	-	2,408,188	332,764
Asset charges (note 3)	(2,394)	(1,915)	(3,884)	(657,957)	(873)	-	(95,625)	-

Net investment income (loss)	65,133	19,265	17,386	8,442,585	139,570	-	2,312,563	332,764

Realized gain (loss) on investments	(17,693)	(23,621)	(95,160)	27,801,793	351,441	17	(766,721)	(14,949)
Change in unrealized gain (loss) on investments	(169,715)	45,959	449,548	(2,033,461)	(480,482)	250	4,475,338	583,734

Net gain (loss) on investments	(187,408)	22,338	354,388	25,768,332	(129,041)	267	3,708,617	568,785

Reinvested capital gains	3,543	7,368	75,515	15,562,830	1,067,074	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(118,732)	48,971	447,289	49,773,747	1,077,603	267	6,021,180	901,549

Investment Activity:	FTVRDI	FTVSVI	FTVSV2	FTVMD2	FTVDM2	TIF	TIF2	FTVGI2
Reinvested dividends	$254,151	97,560	82,437	34,924	18,557	20,892	469,448	-
Asset charges (note 3)	-	-	(23,931)	(1,290)	-	-	(40,580)	(2,444)

Net investment income (loss)	254,151	97,560	58,506	33,634	18,557	20,892	428,868	(2,444)

Realized gain (loss) on investments	683,137	433,255	(1,064,788)	(123,269)	(200,815)	(8,906)	(404,491)	(885,426)
Change in unrealized gain (loss) on investments	(422,179)	685,005	2,218,341	166,394	534,408	38,695	1,173,881	1,061,378

Net gain (loss) on investments	260,958	1,118,260	1,153,553	43,125	333,593	29,789	769,390	175,952

Reinvested capital gains	1,847,519	1,351,260	1,514,968	165,605	-	16,379	420,475	8,984

Net increase (decrease) in contract owners’ equity resulting from operations	$2,362,628	2,567,080	2,727,027	242,364	352,150	67,060	1,618,733	182,492

Investment Activity:	FTVFA2	FTVGB1	IVKMG1	IVBRA1	JPMMV1	JPSCE1	JABS	JAMGS
Reinvested dividends	$24,446	-	-	4,578	144,775	320	535,889	13,568
Asset charges (note 3)	-	(26,745)	(2,421)	-	(41,540)	(170)	(48,467)	(4,376)

Net investment income (loss)	24,446	(26,745)	(2,421)	4,578	103,235	150	487,422	9,192

Realized gain (loss) on investments	(2,034)	(1,005,312)	367,992	(43,310)	84,083	53	371,249	(8,289)
Change in unrealized gain (loss) on investments	34,141	1,472,530	(746,090)	110,463	2,027,483	11,963	(33,133)	59,755

Net gain (loss) on investments	32,107	467,218	(378,098)	67,153	2,111,566	12,016	338,116	51,466

Reinvested capital gains	20,693	11,364	349,893	-	866,641	5,001	380,816	139,121

Net increase (decrease) in contract owners’ equity resulting from operations	$77,246	451,837	(30,626)	71,731	3,081,442	17,167	1,206,354	199,779

Investment Activity:	JAFBS	JACAS	JAGTS	JAIGS	JAMVS	LZREMS	LOVBD	LOVMCV
Reinvested dividends	$310,537	374,895	13,235	1,025,199	14,616	314,707	111,454	563
Asset charges (note 3)	(28,815)	(29,372)	(4,743)	(10,491)	(3,349)	(61,895)	(5,551)	(252)

Net investment income (loss)	281,722	345,523	8,492	1,014,708	11,267	252,812	105,903	311

Realized gain (loss) on investments	(87,233)	(897,545)	604,628	(2,062,735)	(259,699)	(1,702,967)	(2,539)	(430)
Change in unrealized gain (loss) on investments	19,203	(4,252,129)	679,227	(967,714)	305,306	7,204,148	239,149	10,809

Net gain (loss) on investments	(68,030)	(5,149,674)	1,283,855	(3,030,449)	45,607	5,501,181	236,610	10,379

Reinvested capital gains	-	5,577,646	511,313	580,615	240,070	-	-	6,385

Net increase (decrease) in contract owners’ equity resulting from operations	$213,692	773,495	1,803,660	(1,435,126)	296,944	5,753,993	342,513	17,075

Investment Activity:	LOVTRC	LOVSDC	MVBRES	MV2IGI	MV2RIS	MNDIC	MNDSC	MVFIC
Reinvested dividends	$300,212	303,269	9,496	17,384	35,430	-	-	231,520
Asset charges (note 3)	(18,896)	(8,112)	(1,925)	-	(6,513)	-	(256)	-

Net investment income (loss)	281,316	295,157	7,571	17,384	28,917	-	(256)	231,520

Realized gain (loss) on investments	2,501	1,360	(46,203)	(45,205)	(38,030)	(53,719)	(49,918)	386,332
Change in unrealized gain (loss) on investments	(67,178)	(294,797)	18,562	(135,306)	(24,100)	63,817	35,371	(78,359)

Net gain (loss) on investments	(64,677)	(293,437)	(27,641)	(180,511)	(62,130)	10,098	(14,547)	307,973

Reinvested capital gains	43,581	-	78,664	335,460	-	14,797	4,306	894,276

Net increase (decrease) in contract owners’ equity resulting from operations	$260,220	1,720	58,594	172,333	(33,213)	24,895	(10,497)	1,433,769

Investment Activity:	MVFSC	MVIVSC	MSVFI	MSEM	VKVGR2	MSVMG	MSVEG	MSVRE
Reinvested dividends	$1,084,204	925,736	39,727	1,976,313	74,775	-	-	262,794
Asset charges (note 3)	(118,700)	(165,322)	-	(28,099)	(12,116)	(15,593)	(3,172)	(39,520)

Net investment income (loss)	965,504	760,414	39,727	1,948,214	62,659	(15,593)	(3,172)	223,274

Realized gain (loss) on investments	1,359,038	3,141,015	20,892	(870,142)	178,466	(1,835,295)	7,923	2,089,195
Change in unrealized gain (loss) on investments	592,887	(2,785,489)	40,199	2,499,907	(57,078)	825,277	(270,212)	(1,046,284)

Net gain (loss) on investments	1,951,925	355,526	61,091	1,629,765	121,388	(1,010,018)	(262,289)	1,042,911

Reinvested capital gains	4,787,257	1,871,728	-	-	-	329,968	251,337	-

Net increase (decrease) in contract owners’ equity resulting from operations	$7,704,686	2,987,668	100,818	3,577,979	184,047	(695,643)	(14,124)	1,266,185

Investment Activity:	IDPGI	IDPG	NCPGI	NCPG	NVBX	NVIX	NVAMV1	GVAAA2
Reinvested dividends	$15	56	14	1,603	2,265,017	707,295	899,308	172,460
Asset charges (note 3)	-	-	-	-	(169,601)	(44,294)	-	-

Net investment income (loss)	15	56	14	1,603	2,095,416	663,001	899,308	172,460

Realized gain (loss) on investments	-	(1,347)	70	(1,431)	(114,780)	(1,009,193)	348,874	549,210
Change in unrealized gain (loss) on investments	(21)	3,568	(21)	3,247	(311,640)	737,391	2,121,293	(492,088)

Net gain (loss) on investments	(21)	2,221	49	1,816	(426,420)	(271,802)	2,470,167	57,122

Reinvested capital gains	-	-	-	-	207,636	-	3,723,802	546,241

Net increase (decrease) in contract owners’ equity resulting from operations	$(6)	2,277	63	3,419	1,876,632	391,199	7,093,277	775,823

Investment Activity:	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM	GIG	NVIE6
Reinvested dividends	$36,167	106,999	21,216	33,651	1,218,954	95,250	358,708	3,624
Asset charges (note 3)	-	-	-	-	(22,078)	(7,985)	(11,176)	-

Net investment income (loss)	36,167	106,999	21,216	33,651	1,196,876	87,265	347,532	3,624

Realized gain (loss) on investments	38,312	218,075	459,935	216,152	(443,818)	(467,161)	(592,988)	1,835
Change in unrealized gain (loss) on investments	(31,601)	(1,024,820)	(1,621,539)	(321,435)	1,967,467	1,197,795	338,926	(4,487)

Net gain (loss) on investments	6,711	(806,745)	(1,161,604)	(105,283)	1,523,649	730,634	(254,062)	(2,652)

Reinvested capital gains	4,994	683,147	1,979,469	400,303	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$47,872	(16,599)	839,081	328,671	2,720,525	817,899	93,470	972

Investment Activity:	NVNMO1	NVNSR1	NVCRA1	NVCRB1	NVCCA1	NVCCN1	NVCMD1	NVCMA1
Reinvested dividends	$119,416	1,983	84,761	4,800,739	165,626	100,230	189,159	180,521
Asset charges (note 3)	-	-	(212)	(165,782)	(442)	(747)	(270)	(696)

Net investment income (loss)	119,416	1,983	84,549	4,634,957	165,184	99,483	188,889	179,825

Realized gain (loss) on investments	205,302	(11,232)	(308,425)	269,250	(237,194)	(152,686)	70,627	(37,099)
Change in unrealized gain (loss) on investments	871,200	4,646	211,953	(2,720,352)	22,595	126,724	(259,020)	(204,134)

Net gain (loss) on investments	1,076,502	(6,586)	(96,472)	(2,451,102)	(214,599)	(25,962)	(188,393)	(241,233)

Reinvested capital gains	721,745	25,658	261,329	8,289,013	433,816	97,910	459,457	560,402

Net increase (decrease) in contract owners’ equity resulting from operations	$1,917,663	21,055	249,406	10,472,868	384,401	171,431	459,953	498,994

Investment Activity:	NVCMC1	NVCBD1	NVLCP1	TRF	GBF	GVIX2	GVIDA	NVDBL2
Reinvested dividends	$113,286	49,627	68,874	1,799,714	1,099,448	56,642	367,817	29,850
Asset charges (note 3)	(647)	-	-	(89,911)	(72,856)	(249)	(7,564)	-

Net investment income (loss)	112,639	49,627	68,874	1,709,803	1,026,592	56,393	360,253	29,850

Realized gain (loss) on investments	(155,765)	(1,299)	6,830	8,597,119	(810,781)	(276,330)	985,983	9,176
Change in unrealized gain (loss) on investments	125,934	210	485	4,064,038	101,038	132,903	(1,018,963)	19,056

Net gain (loss) on investments	(29,831)	(1,089)	7,315	12,661,157	(709,743)	(143,427)	(32,980)	28,232

Reinvested capital gains	156,143	2,375	8,840	-	-	-	1,644,978	36,174

Net increase (decrease) in contract owners’ equity resulting from operations	$238,951	50,913	85,029	14,370,960	316,849	(87,034)	1,972,251	94,256

Investment Activity:	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	SAM5
Reinvested dividends	$13,427	272,265	1,173,298	1,473,578	321,946	1,198,384	2,790	48,407
Asset charges (note 3)	-	(11,790)	(21,246)	(32,285)	(4,913)	(123,815)	(635)	(332,855)

Net investment income (loss)	13,427	260,475	1,152,052	1,441,293	317,033	1,074,569	2,155	(284,448)

Realized gain (loss) on investments	189	(109,900)	3,033,546	1,897,818	460,310	2,317,374	-	-
Change in unrealized gain (loss) on investments	12,102	40,928	(3,255,184)	(2,774,674)	(450,158)	5,032,195	-	-

Net gain (loss) on investments	12,291	(68,972)	(221,638)	(876,856)	10,152	7,349,569	-	-

Reinvested capital gains	28,129	272,357	3,499,125	6,142,556	558,313	8,766,100	972	3,387

Net increase (decrease) in contract owners’ equity resulting from operations	$53,847	463,860	4,429,539	6,706,993	885,498	17,190,238	3,127	(281,061)

Investment Activity:	NVMIG1	GVDIVI	NVMLG1	NVMLV1	NVMMG1	NVMMV1	NVMMV2	SCGF
Reinvested dividends	$212,888	138,539	102,090	311,005	-	19,364	183,824	-
Asset charges (note 3)	-	-	(2,342)	(11,828)	(13,482)	(1,869)	-	(10,098)

Net investment income (loss)	212,888	138,539	99,748	299,177	(13,482)	17,495	183,824	(10,098)

Realized gain (loss) on investments	(249,443)	(107,896)	424,480	263,430	1,320,467	(32,489)	254,168	437,525
Change in unrealized gain (loss) on investments	(591,956)	211,218	(2,061,247)	195,471	(3,540,330)	96,793	536,674	(2,842,573)

Net gain (loss) on investments	(841,399)	103,322	(1,636,767)	458,901	(2,219,863)	64,304	790,842	(2,405,048)

Reinvested capital gains	321,679	-	1,756,323	1,764,870	4,887,392	113,131	1,148,664	3,762,263

Net increase (decrease) in contract owners’ equity resulting from operations	$(306,832)	241,861	219,304	2,522,948	2,654,047	194,930	2,123,330	1,347,117

Investment Activity:	SCVF	SCF	MSBF	NVSTB1	NVSTB2	NVOLG1	NVTIV3	EIF
Reinvested dividends	$248,515	138,716	376,465	593,004	20,201	993,001	12,241	281,827
Asset charges (note 3)	(18,284)	(35,699)	(5,107)	(41,931)	-	(617)	-	(1,125)

Net investment income (loss)	230,231	103,017	371,358	551,073	20,201	992,384	12,241	280,702

Realized gain (loss) on investments	1,274,392	1,594,153	40,496	4,450	(16,150)	2,449,246	(70,093)	499,956
Change in unrealized gain (loss) on investments	3,760,858	819,857	500,976	(86,074)	32,730	(29,125,109)	46,178	981,809

Net gain (loss) on investments	5,035,250	2,414,010	541,472	(81,624)	16,580	(26,675,863)	(23,915)	1,481,765

Reinvested capital gains	3,885,287	6,395,420	-	-	-	30,340,812	8,284	-

Net increase (decrease) in contract owners’ equity resulting from operations	$9,150,768	8,912,447	912,830	469,449	36,781	4,657,333	(3,390)	1,762,467

Investment Activity:	NVRE1	NVLCAP	NVLMP	NVSIX2	GVEX1	AMTB	AMGP	AMCG
Reinvested dividends	$651,839	639	105	5,865	86,884	43,111	3,523	-
Asset charges (note 3)	(16,811)	-	-	-	-	-	(1,522)	(5,071)

Net investment income (loss)	635,028	639	105	5,865	86,884	43,111	2,001	(5,071)

Realized gain (loss) on investments	(1,328,114)	(1,844)	(59)	(11,627)	17,570	(40,136)	(40,397)	(122,129)
Change in unrealized gain (loss) on investments	265,592	7,398	540	37,000	256,385	45,132	(31,607)	115,250

Net gain (loss) on investments	(1,062,522)	5,554	481	25,373	273,955	4,996	(72,004)	(6,879)

Reinvested capital gains	2,624,909	439	102	58,424	68,108	-	121,285	94,449

Net increase (decrease) in contract owners’ equity resulting from operations	$2,197,415	6,632	688	89,662	428,947	48,107	51,282	82,499

Investment Activity:	AMMCGS	AMTP	AMRI	AMSRS	NOTB3	NOTG3	NOTMG3	ALVGIA
Reinvested dividends	$-	2,296	33,509	13,649	484	464	645	227,495
Asset charges (note 3)	-	(146)	(12,369)	-	-	-	-	(44,355)

Net investment income (loss)	-	2,150	21,140	13,649	484	464	645	183,140

Realized gain (loss) on investments	(11,860)	(13,982)	66,926	71,559	(205)	13	30	806,879
Change in unrealized gain (loss) on investments	(1,046)	51,757	282,195	29,720	1,827	890	1,527	94,274

Net gain (loss) on investments	(12,906)	37,775	349,121	101,279	1,622	903	1,557	901,153

Reinvested capital gains	51,292	25,172	380,957	70,083	-	-	-	1,358,916

Net increase (decrease) in contract owners’ equity resulting from operations	$38,386	65,097	751,218	185,011	2,106	1,367	2,202	2,443,209

Investment Activity:	ALVIVA	ALVSVA	ACVCA	ACVIG	ACVIP2	ACVI	ACVMV1	ACVU1
Reinvested dividends	$113,131	111,450	-	433,425	169,764	16,822	266,022	2,474
Asset charges (note 3)	(14,236)	(15,762)	(1,352)	(6,905)	-	(3,651)	(9,686)	(1,712)

Net investment income (loss)	98,895	95,688	(1,352)	426,520	169,764	13,171	256,336	762

Realized gain (loss) on investments	52,827	(305,256)	(53,917)	371,827	(280,531)	(24,989)	650,476	(9,261)
Change in unrealized gain (loss) on investments	(225,135)	3,440,962	20,702	1,164,262	442,667	(41,076)	1,583,924	11,788

Net gain (loss) on investments	(172,308)	3,135,706	(33,215)	1,536,089	162,136	(66,065)	2,234,400	2,527

Reinvested capital gains	-	1,047,125	57,974	338,152	68,878	-	662,743	29,328

Net increase (decrease) in contract owners’ equity resulting from operations	$(73,413)	4,278,519	23,407	2,300,761	400,778	(52,894)	3,153,479	32,617

Investment Activity:	ACVV	DVMCS	DVSCS	DCAP	DSC	DVIV	SVSSVB	SVSLVB
Reinvested dividends	$415,955	27,182	810,175	324,197	-	73,438	449	731
Asset charges (note 3)	(48,124)	(6,111)	(165,497)	(8,101)	-	(7,840)	(393)	(241)

Net investment income (loss)	367,831	21,071	644,678	316,096	-	65,598	56	490

Realized gain (loss) on investments	529,693	(120,562)	3,267,414	49,053	49,312	(109,793)	(6,309)	6,193
Change in unrealized gain (loss) on investments	3,569,445	270,397	9,684,971	(1,823,974)	17,610	(30,414)	14,993	(20,336)

Net gain (loss) on investments	4,099,138	149,835	12,952,385	(1,774,921)	66,922	(140,207)	8,684	(14,143)

Reinvested capital gains	-	180,460	7,680,217	2,952,589	73,582	-	20,455	5,236

Net increase (decrease) in contract owners’ equity resulting from operations	$4,466,969	351,366	21,277,280	1,493,764	140,504	(74,609)	29,195	(8,417)

Investment Activity:	FVCA2P	FQB	FCS	FNRS2	FEIS	FF10S	FF20S	FF30S
Reinvested dividends	$12,092	888,009	210,228	34,207	1,253,001	32,534	473,441	212,553
Asset charges (note 3)	-	(23,669)	(70,977)	-	(29,607)	(584)	(54,620)	(18,160)

Net investment income (loss)	12,092	864,340	139,251	34,207	1,223,394	31,950	418,821	194,393

Realized gain (loss) on investments	(7,679)	(51,284)	836,270	(160,950)	2,334,674	28,707	584,496	324,829
Change in unrealized gain (loss) on investments	(33,120)	96,277	(1,478,476)	2,032,472	2,162,641	(1,999)	(91,861)	(96,024)

Net gain (loss) on investments	(40,799)	44,993	(642,206)	1,871,522	4,497,315	26,708	492,635	228,805

Reinvested capital gains	-	-	2,642,744	-	3,649,305	48,953	877,797	495,769

Net increase (decrease) in contract owners’ equity resulting from operations	$(28,707)	909,333	2,139,789	1,905,729	9,370,014	107,611	1,789,253	918,967

Investment Activity:	FFINS	FGOS	FGS	FHIS	FIP	FIGBS	FMCS	FMMP
Reinvested dividends	$13,668	547	-	685,881	707,652	4,306,919	162,012	6,541
Asset charges (note 3)	(2,062)	(633)	(70,579)	(13,420)	(100,662)	(302,171)	(34,014)	(5,121)

Net investment income (loss)	11,606	(86)	(70,579)	672,461	606,990	4,004,748	127,998	1,420

Realized gain (loss) on investments	2,529	(10,388)	2,610,095	(211,169)	1,887,634	(204,023)	(77,131)	-
Change in unrealized gain (loss) on investments	9,956	1,875	(10,188,118)	1,266,607	3,029,372	3,497,427	1,999,382	-

Net gain (loss) on investments	12,485	(8,513)	(7,578,023)	1,055,438	4,917,006	3,293,404	1,922,251	-

Reinvested capital gains	10,223	5,913	8,191,795	-	50,473	81,868	2,510,379	-

Net increase (decrease) in contract owners’ equity resulting from operations	$34,314	(2,686)	543,193	1,727,899	5,574,469	7,380,020	4,560,628	1,420

Investment Activity:	FOS	FVSS	FF05S	FF15S	FF25S	FF40S	GVMCE	GVCSE
Reinvested dividends	$215,145	34,168	4,286	115,916	251,121	102,446	321,520	818
Asset charges (note 3)	(5,030)	(58)	(513)	(18,664)	(35,040)	(17,169)	(81,946)	(137)

Net investment income (loss)	210,115	34,110	3,773	97,252	216,081	85,277	239,574	681

Realized gain (loss) on investments	201,818	173,115	(2,136)	(311,500)	27,906	26,275	(3,665,563)	(4,145)
Change in unrealized gain (loss) on investments	(1,371,624)	77,116	7,036	265,254	324,699	199,275	7,439,462	11,915

Net gain (loss) on investments	(1,169,806)	250,231	4,900	(46,246)	352,605	225,550	3,773,899	7,770

Reinvested capital gains	27,212	-	1,970	291,446	408,452	262,373	12,988	1,951

Net increase (decrease) in contract owners’ equity resulting from operations	$(932,479)	284,341	10,643	342,452	977,138	573,200	4,026,461	10,402

Investment Activity:	GVGOPS	GVGMNS	SBVSG	BNCAI	OVGR	OVGS	OVIG	OVGI
Reinvested dividends	$-	53	-	28,026	44,774	720,044	119,232	340,471
Asset charges (note 3)	(3,505)	-	(24,218)	(14,920)	(25,262)	(84,950)	(20,815)	(11,689)

Net investment income (loss)	(3,505)	53	(24,218)	13,106	19,512	635,094	98,417	328,782

Realized gain (loss) on investments	(181,531)	(700)	(428,485)	(61,629)	264,896	1,947,453	(240,036)	302,545
Change in unrealized gain (loss) on investments	203,432	1,593	679,565	20,485	(1,786,574)	(7,341,044)	(208,566)	(857,756)

Net gain (loss) on investments	21,901	893	251,080	(41,144)	(1,521,678)	(5,393,591)	(448,602)	(555,211)

Reinvested capital gains	8,984	-	458,852	397,350	1,134,448	4,564,074	253,641	3,618,968

Net increase (decrease) in contract owners’ equity resulting from operations	$27,380	946	685,714	369,312	(367,718)	(194,423)	(96,544)	3,392,539

Investment Activity:	OVSC	OVAG	OVSB	PMVAAA	PMVRSA	PMVFBA	PMVLGA	PMVLDA
Reinvested dividends	$34,134	-	857,814	563,634	1,665	18,018	49,496	652,951
Asset charges (note 3)	-	(9,849)	-	(41,542)	-	(1,451)	(5,898)	(85,688)

Net investment income (loss)	34,134	(9,849)	857,814	522,092	1,665	16,567	43,598	567,263

Realized gain (loss) on investments	(534)	617,682	(225,123)	(1,123,681)	(7,714)	(55,055)	320,082	(766,389)
Change in unrealized gain (loss) on investments	820,876	(1,948,657)	454,100	3,049,279	27,656	119,503	(187,530)	705,346

Net gain (loss) on investments	820,342	(1,330,975)	228,977	1,925,598	19,942	64,448	132,552	(61,043)

Reinvested capital gains	253,053	1,878,904	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,107,529	538,080	1,086,791	2,447,690	21,607	81,015	176,150	506,220

Investment Activity:	PMVRRA	PMVTRA	PIVEMI	PIHYB1	PVGIB	PVGOB	PVTIGB	PVTSCB
Reinvested dividends	$1,475,000	1,808,959	3,414	211,588	15,566	-	29,513	10,676
Asset charges (note 3)	(134,856)	(157,118)	(350)	(8,452)	-	-	-	(2,029)

Net investment income (loss)	1,340,144	1,651,841	3,064	203,136	15,566	-	29,513	8,647

Realized gain (loss) on investments	(4,855,695)	(1,243,164)	(171,037)	(149,268)	35,956	32	42,576	(62,163)
Change in unrealized gain (loss) on investments	7,131,930	1,722,319	195,028	521,670	44,131	8,380	(99,753)	200,135

Net gain (loss) on investments	2,276,235	479,155	23,991	372,402	80,087	8,412	(57,177)	137,972

Reinvested capital gains	-	-	-	-	27,489	-	-	91,160

Net increase (decrease) in contract owners’ equity resulting from operations	$3,616,379	2,130,996	27,055	575,538	123,142	8,412	(27,664)	237,779

Investment Activity:	PVTVB	ACGI	ACEG	AVBVI	AVHY1	AVIE	AVMCCI	AVSCE
Reinvested dividends	$14,274	57,632	-	2	592,826	646,480	325	-
Asset charges (note 3)	-	(11,999)	-	(5)	(29,251)	(98,510)	(524)	(557)

Net investment income (loss)	14,274	45,633	-	(3)	563,575	547,970	(199)	(557)

Realized gain (loss) on investments	(53,253)	(235,204)	83,193	(167)	(262,311)	1,612,198	(51,522)	(42,933)
Change in unrealized gain (loss) on investments	5,900	694,361	(172,967)	(93)	1,149,530	(2,520,375)	60,083	53,568

Net gain (loss) on investments	(47,353)	459,157	(89,774)	(260)	887,219	(908,177)	8,561	10,635

Reinvested capital gains	50,757	476,281	102,736	174	-	-	27,727	17,325

Net increase (decrease) in contract owners’ equity resulting from operations	$17,678	981,071	12,962	(89)	1,450,794	(360,207)	36,089	27,403

Investment Activity:	ROCMC	RVARS	TREI2	TRHS2	TRLT1	TRMCG2	TRNAG1	TRPSB1
Reinvested dividends	$47,631	536	595,036	-	286,340	-	14,217	63,407
Asset charges (note 3)	(13,481)	-	(71,565)	(28,140)	(51,250)	(53,393)	(78,274)	(8,750)

Net investment income (loss)	34,150	536	523,471	(28,140)	235,090	(53,393)	(64,057)	54,657

Realized gain (loss) on investments	(740,554)	9,750	3,502,292	2,792,366	(77,599)	(295,514)	(2,084,600)	(188,191)
Change in unrealized gain (loss) on investments	1,903,622	(12,149)	(2,126,377)	(6,483,689)	114,377	49,969	631,470	279,097

Net gain (loss) on investments	1,163,068	(2,399)	1,375,915	(3,691,323)	36,778	(245,545)	(1,453,130)	90,906

Reinvested capital gains	-	-	2,612,541	171,039	-	1,493,887	1,734,518	91,725

Net increase (decrease) in contract owners’ equity resulting from operations	$1,197,218	(1,863)	4,511,927	(3,548,424)	271,868	1,194,949	217,331	237,288

Investment Activity:	TRBCGP	VWEM	VWHA	VVB	VVCG	VVDV	VVI	VVMCI
Reinvested dividends	$-	36,587	109,911	197,046	118,393	365,515	122,246	362,146
Asset charges (note 3)	(82,494)	(6,087)	(45,117)	(17,249)	(21,169)	(27,426)	(17,250)	(54,038)

Net investment income (loss)	(82,494)	30,500	64,794	179,797	97,224	338,089	104,996	308,108

Realized gain (loss) on investments	1,509,207	(120,107)	(3,880,140)	59,478	(21,164)	379,235	27,395	812,689
Change in unrealized gain (loss) on investments	(881,856)	58,637	14,108,839	267,508	729,348	77,004	(205,005)	(261,900)

Net gain (loss) on investments	627,351	(61,470)	10,228,699	326,986	708,184	456,239	(177,610)	550,789

Reinvested capital gains	-	39,636	-	344,830	259,870	747,681	142,329	1,800,809

Net increase (decrease) in contract owners’ equity resulting from operations	$544,857	8,666	10,293,493	851,613	1,065,278	1,542,009	69,715	2,659,706

Investment Activity:	VVREI	VVSTC	VVSCG	VVHGB	WRASP	WRGP	WRHIP	WRMCG
Reinvested dividends	$230,448	101,562	13,691	488,747	59,793	4,320	2,764,426	-
Asset charges (note 3)	(19,195)	(11,651)	(8,422)	(47,050)	(5,407)	(19,326)	(52,796)	(10,906)

Net investment income (loss)	211,253	89,911	5,269	441,697	54,386	(15,006)	2,711,630	(10,906)

Realized gain (loss) on investments	164,883	(7,534)	(75,569)	(33,629)	(2,956,905)	(698,650)	(1,537,892)	(535,333)
Change in unrealized gain (loss) on investments	(336,706)	54,939	290,804	(5,787)	2,491,470	(1,125,365)	4,306,807	500,716

Net gain (loss) on investments	(171,823)	47,405	215,235	(39,416)	(465,435)	(1,824,015)	2,768,915	(34,617)

Reinvested capital gains	611,456	-	347,644	58,226	-	1,888,577	-	333,815

Net increase (decrease) in contract owners’ equity resulting from operations	$650,886	137,316	568,148	460,507	(411,049)	49,556	5,480,545	288,292

Investment Activity:	WRRESP	WRSTP	SVDF	SVOF	WFVSCG	CAF
Reinvested dividends	$85,851	-	-	113,315	-	20,339
Asset charges (note 3)	(10,441)	(18,176)	(13,341)	(13,277)	(7,591)	(768)

Net investment income (loss)	75,410	(18,176)	(13,341)	100,038	(7,591)	19,571

Realized gain (loss) on investments	(367,986)	(1,162,290)	(321,740)	(23,564)	(654,920)	3,341,232
Change in unrealized gain (loss) on investments	(227,393)	690,860	106,434	(6,347)	451,060	(4,805,528)

Net gain (loss) on investments	(595,379)	(471,430)	(215,306)	(29,911)	(203,860)	(1,464,296)

Reinvested capital gains	725,353	499,483	994,544	562,582	523,918	1,404,949

Net increase (decrease) in contract owners’ equity resulting from operations	$205,384	9,877	765,897	632,709	312,467	(39,776)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2016 and 2015

	Total		ALVDAA		ACVIP1		AMVAA2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$69,374,013	73,565,886	229	552	213,076	123,750	102,057	72,606
Realized gain (loss) on investments	46,700,180	157,541,808	(1,555)	634	(117,230)	(40,592)	41,453	77,689
Change in unrealized gain (loss) on investments	32,203,948	(475,204,916)	2,087	(3,333)	(51,762)	(365,402)	289,198	(432,377)
Reinvested capital gains	206,359,654	206,683,439	6	1,108	47,854	-	151,298	333,728

Net increase (decrease) in contract owners’ equity resulting from operations	354,637,795	(37,413,783)	767	(1,039)	91,938	(282,244)	584,006	51,646

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	214,947,701	230,175,856	9,196	6,669	420,565	4,587	355,012	348,568
Transfers between funds	-	-	(37,415)	20,242	13,205,298	4,969,655	2,221,773	1,798,242
Surrenders (note 6)	(223,413,580)	(261,930,075)	(922)	(710)	(146,949)	(15,845)	(50,804)	(45,336)
Death benefits (note 4)	(19,933,699)	(21,800,687)	-	-	(3,282)	(5)	-	(31,992)
Net policy repayments (loans) (note 5)	(4,371,264)	(7,475,773)	(137)	(30)	(44,823)	(3,332)	13,412	(27,774)
Deductions for surrender charges (note 2d)	(88,731)	(117,645)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(109,803,006)	(107,812,060)	(6,764)	(5,855)	(106,738)	(41,151)	(146,069)	(87,962)
Asset charges (note 3):
FPVUL & VEL contracts	(5,013,433)	(5,536,627)	(195)	(281)	(211)	(98)	(1,262)	(1,403)
MSP contracts	(267,404)	(294,944)	-	-	-	-	-	-
SL contracts or LSFP contracts	(642,587)	(703,206)	-	-	-	-	-	-
Adjustments to maintain reserves	66,349	8,440	(16)	5	9,766	(768)	35	(2)

Net equity transactions	(148,519,654)	(175,486,721)	(36,253)	20,040	13,333,626	4,913,043	2,392,097	1,952,341

Net change in contract owners’ equity	206,118,141	(212,900,504)	(35,486)	19,001	13,425,564	4,630,799	2,976,103	2,003,987
Contract owners’ equity beginning of period	4,526,981,672	4,739,882,176	64,806	45,805	5,480,549	849,750	5,167,132	3,163,145

Contract owners’ equity end of period	$4,733,099,813	4,526,981,672	29,320	64,806	18,906,113	5,480,549	8,143,235	5,167,132

CHANGES IN UNITS:
Beginning units	249,805,767	251,462,059	5,447	3,808	592,890	89,451	354,629	219,500
Units purchased	38,573,195	46,460,532	794	2,252	1,524,582	561,286	176,756	150,977
Units redeemed	(41,718,118)	(48,116,824)	(3,862)	(613)	(160,811)	(57,847)	(19,629)	(15,848)

Ending units	246,660,844	249,805,767	2,379	5,447	1,956,661	592,890	511,756	354,629

	AMVBD2		AMVGS2		AMVGR2		AMVI2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1,149,378	1,133,237	456	(4,302)	95,956	58,715	70,150	67,183
Realized gain (loss) on investments	(11,246)	(10,918)	(95,724)	284,933	152,600	4,209,138	(226,694)	176,738
Change in unrealized gain (loss) on investments	617,286	(2,381,044)	(127,729)	(312,589)	(171,097)	(6,136,457)	(83,550)	(773,619)
Reinvested capital gains	251,767	1,386,907	228,140	125,351	1,617,818	3,364,440	463,255	276,716

Net increase (decrease) in contract owners’ equity resulting from operations	2,007,185	128,182	5,143	93,393	1,695,277	1,495,836	223,161	(252,982)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	737	84,939	143,033	647,989	636,096	881,456	858,836
Transfers between funds	(4,084)	3,577	(312,582)	(964,330)	(1,613,358)	(8,729,499)	152,991	631,694
Surrenders (note 6)	(1,187)	(41,665)	(7,324)	(205,389)	(215,958)	(441,281)	(247,231)	(551,918)
Death benefits (note 4)	-	-	(1,516)	(3,934)	(15,173)	(62,232)	(6,959)	(22,950)
Net policy repayments (loans) (note 5)	(419)	(353)	(2,480)	(6,588)	(26,400)	(6,598)	10,415	585
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(683,020)	(637,156)	(15,764)	(23,066)	(260,015)	(275,499)	(114,781)	(98,310)
Asset charges (note 3):
FPVUL & VEL contracts	(21)	(40)	(12)	(132)	(70)	(69)	(346)	(256)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	216	23	17	(9)	(78)	(4)	54	(23)

Net equity transactions	(688,515)	(674,877)	(254,722)	(1,060,415)	(1,483,063)	(8,879,086)	675,599	817,658

Net change in contract owners’ equity	1,318,670	(546,695)	(249,579)	(967,022)	212,214	(7,383,250)	898,760	564,676
Contract owners’ equity beginning of period	70,464,503	71,011,198	1,544,166	2,511,188	17,442,134	24,825,384	5,243,130	4,678,454

Contract owners’ equity end of period	$71,783,173	70,464,503	1,294,587	1,544,166	17,654,348	17,442,134	6,141,890	5,243,130

CHANGES IN UNITS:
Beginning units	5,633,226	5,686,802	125,623	204,209	1,120,259	1,698,415	506,463	430,497
Units purchased	72	358	10,122	19,573	47,871	75,203	191,858	138,452
Units redeemed	(53,219)	(53,934)	(32,378)	(98,159)	(130,019)	(653,359)	(124,218)	(62,486)

Ending units	5,580,079	5,633,226	103,367	125,623	1,038,111	1,120,259	574,103	506,463

	AMVNW2		BRVHYI		MLVLC2		MLVGA2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1,775	-	232,442	50,643	13,389	11,248	101,869	102,280
Realized gain (loss) on investments	(50)	-	(57,340)	(26,364)	(87,939)	335,732	(25,132)	(62,239)
Change in unrealized gain (loss) on investments	3,110	-	351,867	(182,132)	128,244	(429,169)	280,171	(657,456)
Reinvested capital gains	-	-	-	25,185	121,562	104,072	-	530,085

Net increase (decrease) in contract owners’ equity resulting from operations	4,835	-	526,969	(132,668)	175,256	21,883	356,908	(87,330)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	130	-	70,145	85	350,833	221,265	422,961	486,677
Transfers between funds	378,099	-	839,694	3,364,781	(697,454)	(913,294)	(114,065)	(497,833)
Surrenders (note 6)	-	-	(157,787)	-	(131,862)	(176,386)	(735,680)	(588,687)
Death benefits (note 4)	-	-	-	(2)	(15,605)	(255)	(42,694)	(17,787)
Net policy repayments (loans) (note 5)	-	-	(15,523)	-	87,253	(65,329)	(46,616)	(184,746)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(221)	295
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(903)	-	(46,995)	(8,499)	(32,293)	(46,064)	(416,298)	(425,844)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(145)	-	(18)	(282)	(25,548)	(31,541)
MSP contracts	-	-	-	-	-	-	(1,072)	(996)
SL contracts or LSFP contracts	-	-	-	-	-	-	(4,215)	(5,203)
Adjustments to maintain reserves	4	-	(346)	1,743	20	6	(3)	(1)

Net equity transactions	377,330	-	689,043	3,358,108	(439,126)	(980,339)	(963,451)	(1,265,666)

Net change in contract owners’ equity	382,165	-	1,216,012	3,225,440	(263,870)	(958,456)	(606,543)	(1,352,996)
Contract owners’ equity beginning of period	-	-	3,724,985	499,545	1,927,425	2,885,881	9,686,094	11,039,090

Contract owners’ equity end of period	$382,165	-	4,940,997	3,724,985	1,663,555	1,927,425	9,079,551	9,686,094

CHANGES IN UNITS:
Beginning units	-	-	397,942	51,392	97,677	145,570	588,721	665,128
Units purchased	36,871	-	91,744	347,896	23,582	24,503	37,949	36,835
Units redeemed	(88)	-	(21,518)	(1,346)	(44,714)	(72,396)	(95,822)	(113,242)

Ending units	36,783	-	468,168	397,942	76,545	97,677	530,848	588,721

	CVSPIP		DAVVL		DWVEMS		DWVSVS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$6,967	(980)	41,970	17,742	12,638	4,222	73,757	39,076
Realized gain (loss) on investments	43	(25,844)	(280,753)	34,305	(118,539)	(26,217)	(395,736)	3,457
Change in unrealized gain (loss) on investments	49,896	10,700	101,850	(394,395)	345,215	(221,696)	3,291,330	(2,588,514)
Reinvested capital gains	6,423	9,344	546,456	394,807	49,432	26,736	1,340,874	1,626,973

Net increase (decrease) in contract owners’ equity resulting from operations	63,329	(6,780)	409,523	52,459	288,746	(216,955)	4,310,225	(919,008)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	902,869	31,176	190,399	160,324	668,318	526,550	775,129	1,233,125
Transfers between funds	(805,082)	94,887	853,256	(506,177)	208,330	632,664	920,275	(1,489,437)
Surrenders (note 6)	-	-	(298,484)	(35,568)	(68,458)	(3,306)	(92,578)	(354,359)
Death benefits (note 4)	-	-	-	(9)	-	(16)	(56,484)	(29,778)
Net policy repayments (loans) (note 5)	(122)	(4,801)	11,185	(18,440)	(1,736)	(745)	(21,303)	61,833
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(5,294)	(12,910)	(43,449)	(35,584)	(55,636)	(37,699)	(261,510)	(227,033)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(2,290)	(2,316)	(52)	(4)	(2,067)	(1,328)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	11	(11)	10	(10)	19	1	130	(20)

Net equity transactions	92,382	108,341	710,627	(437,780)	750,785	1,117,445	1,261,592	(806,997)

Net change in contract owners’ equity	155,711	101,561	1,120,150	(385,321)	1,039,531	900,490	5,571,817	(1,726,005)
Contract owners’ equity beginning of period	553,494	451,933	2,503,302	2,888,623	2,049,470	1,148,980	13,060,799	14,786,804

Contract owners’ equity end of period	$709,205	553,494	3,623,452	2,503,302	3,089,001	2,049,470	18,632,616	13,060,799

CHANGES IN UNITS:
Beginning units	49,793	40,910	187,283	219,468	231,836	110,505	980,158	1,035,605
Units purchased	79,246	50,402	84,774	11,992	111,825	125,606	222,896	132,415
Units redeemed	(71,715)	(41,519)	(28,847)	(44,177)	(35,498)	(4,275)	(134,744)	(187,862)

Ending units	57,324	49,793	243,210	187,283	308,163	231,836	1,068,310	980,158

	DFVIPS		DFVIS		DFVUTV		DSIF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$65,133	-	19,265	20,110	17,386	24,570	8,442,585	7,194,548
Realized gain (loss) on investments	(17,693)	-	(23,621)	(11,293)	(95,160)	(16,221)	27,801,793	29,566,708
Change in unrealized gain (loss) on investments	(169,715)	-	45,959	(81,358)	449,548	(316,451)	(2,033,461)	(44,641,970)
Reinvested capital gains	3,543	-	7,368	33,302	75,515	142,051	15,562,830	11,749,112

Net increase (decrease) in contract owners’ equity resulting from operations	(118,732)	-	48,971	(39,239)	447,289	(166,051)	49,773,747	3,868,398

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	64	-	204	(89)	561	(323)	17,443,442	15,346,063
Transfers between funds	5,326,807	-	(167,478)	1,107,002	430,700	2,228,929	10,494,808	16,884,811
Surrenders (note 6)	(79,000)	-	(14,942)	(38,599)	(35,885)	(78,101)	(19,212,219)	(19,087,452)
Death benefits (note 4)	-	-	(3,584)	(2,581)	(7,052)	(5,227)	(1,429,110)	(1,250,584)
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	(1,236,405)	(1,532,190)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(2,760)	(4,481)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(7,380)	-	(7,602)	(4,825)	(15,252)	(9,663)	(10,183,708)	(9,373,668)
Asset charges (note 3):
FPVUL & VEL contracts	(118)	-	-	-	-	-	(403,117)	(435,953)
MSP contracts	-	-	-	-	-	-	(12,001)	(12,846)
SL contracts or LSFP contracts	-	-	-	-	-	-	(67,657)	(69,819)
Adjustments to maintain reserves	3	-	8	(4)	15	(5)	3,874	214

Net equity transactions	5,240,376	-	(193,394)	1,060,904	373,087	2,135,610	(4,604,853)	464,095

Net change in contract owners’ equity	5,121,644	-	(144,423)	1,021,665	820,376	1,969,559	45,168,894	4,332,493
Contract owners’ equity beginning of period	-	-	1,021,665	-	1,969,559	-	433,286,156	428,953,663

Contract owners’ equity end of period	$5,121,644	-	877,242	1,021,665	2,789,935	1,969,559	478,455,050	433,286,156

CHANGES IN UNITS:
Beginning units	-	-	105,953	-	215,294	-	19,872,339	19,703,250
Units purchased	529,203	-	-	110,690	29,942	225,046	1,824,459	1,801,373
Units redeemed	(8,773)	-	(20,138)	(4,737)	(5,533)	(9,752)	(2,007,820)	(1,632,284)

Ending units	520,430	-	85,815	105,953	239,703	215,294	19,688,978	19,872,339

	DSRG		DSGIBA		ETVFR		FTVIS2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$139,570	131,372	-	-	2,312,563	2,153,287	332,764	303,078
Realized gain (loss) on investments	351,441	777,547	17	-	(766,721)	(253,501)	(14,949)	67,282
Change in unrealized gain (loss) on investments	(480,482)	(2,951,356)	250	-	4,475,338	(2,614,256)	583,734	(831,478)
Reinvested capital gains	1,067,074	1,668,105	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,077,603	(374,332)	267	-	6,021,180	(714,470)	901,549	(461,118)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	636,539	675,825	1,221	-	321,886	283,477	358,376	369,656
Transfers between funds	(60,698)	(606,819)	24,921	-	3,397,156	(444,493)	181,274	125,547
Surrenders (note 6)	(797,863)	(709,318)	(1,491)	-	(537,378)	(1,210,455)	(851,720)	(393,876)
Death benefits (note 4)	(78,466)	(252,148)	-	-	(22,036)	(34,286)	(47,471)	(92,453)
Net policy repayments (loans) (note 5)	43,420	68,378	3	-	(48,961)	(650,427)	459,645	80,105
Deductions for surrender charges (note 2d)	(18)	(50)	-	-	-	-	(306)	(854)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(655,264)	(678,052)	(420)	-	(846,871)	(776,341)	(286,935)	(274,166)
Asset charges (note 3):
FPVUL & VEL contracts	(45,292)	(51,543)	(45)	-	(612)	(438)	(13,997)	(15,835)
MSP contracts	(1,295)	(1,480)	-	-	-	-	(1,803)	(1,875)
SL contracts or LSFP contracts	(1,500)	(1,683)	-	-	-	-	(5,832)	(5,662)
Adjustments to maintain reserves	1,199	(385)	1	-	482	(496)	(5)	(4)

Net equity transactions	(959,238)	(1,557,275)	24,190	-	2,263,666	(2,833,459)	(208,774)	(209,417)

Net change in contract owners’ equity	118,365	(1,931,607)	24,457	-	8,284,846	(3,547,929)	692,775	(670,535)
Contract owners’ equity beginning of period	11,176,410	13,108,017	-	-	63,451,455	66,999,384	6,040,094	6,710,629

Contract owners’ equity end of period	$11,294,775	11,176,410	24,457	-	71,736,301	63,451,455	6,732,869	6,040,094

CHANGES IN UNITS:
Beginning units	503,710	579,590	-	-	5,769,523	6,022,601	377,928	390,265
Units purchased	32,508	46,157	2,541	-	419,480	272,465	58,953	44,283
Units redeemed	(74,542)	(122,037)	(191)	-	(192,200)	(525,543)	(67,415)	(56,620)

Ending units	461,676	503,710	2,350	-	5,996,803	5,769,523	369,466	377,928

	FTVRDI		FTVSVI		FTVSV2		FTVMD2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$254,151	269,461	97,560	89,263	58,506	46,272	33,634	60,190
Realized gain (loss) on investments	683,137	712,132	433,255	773,780	(1,064,788)	431,175	(123,269)	(15,121)
Change in unrealized gain (loss) on investments	(422,179)	(3,179,153)	685,005	(2,976,841)	2,218,341	(2,843,013)	166,394	(344,491)
Reinvested capital gains	1,847,519	1,677,113	1,351,260	1,416,193	1,514,968	1,582,970	165,605	123,517

Net increase (decrease) in contract owners’ equity resulting from operations	2,362,628	(520,447)	2,567,080	(697,605)	2,727,027	(782,596)	242,364	(175,905)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	919,776	1,123,180	359,119	333,206	522,312	559,224	9,773	2,599
Transfers between funds	(423,196)	279,626	113,757	(589,048)	826,953	(1,300,846)	(17,667)	1,844,305
Surrenders (note 6)	(1,031,914)	(1,583,797)	(291,139)	(756,064)	(1,752,780)	(711,121)	(21,686)	(11,753)
Death benefits (note 4)	(81,707)	(47,815)	(19,680)	(29,984)	(65,758)	(116,075)	(7,183)	-
Net policy repayments (loans) (note 5)	(321,663)	(110,064)	(152,948)	48,443	(21,112)	25,281	(55,339)	(624)
Deductions for surrender charges (note 2d)	(270)	(619)	(719)	(839)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(489,784)	(479,442)	(326,604)	(308,058)	(117,284)	(117,723)	(61,805)	(43,314)
Asset charges (note 3):
FPVUL & VEL contracts	(46,876)	(49,952)	(27,463)	(30,096)	(520)	(1,210)	(2,973)	(2,156)
MSP contracts	(1,760)	(1,849)	(1,522)	(1,538)	-	-	-	-
SL contracts or LSFP contracts	(5,838)	(6,134)	(3,721)	(3,867)	-	-	-	-
Adjustments to maintain reserves	(3)	4	43	(8)	56	16	15	(3)

Net equity transactions	(1,483,235)	(876,862)	(350,877)	(1,337,853)	(608,133)	(1,662,454)	(156,865)	1,789,054

Net change in contract owners’ equity	879,393	(1,397,309)	2,216,203	(2,035,458)	2,118,894	(2,445,050)	85,499	1,613,149
Contract owners’ equity beginning of period	15,754,609	17,151,918	8,658,290	10,693,748	8,856,820	11,301,870	2,077,541	464,392

Contract owners’ equity end of period	$16,634,002	15,754,609	10,874,493	8,658,290	10,975,714	8,856,820	2,163,040	2,077,541

CHANGES IN UNITS:
Beginning units	570,589	599,977	255,164	292,511	436,021	512,783	147,343	32,122
Units purchased	25,800	43,397	13,034	11,709	71,307	48,883	7,568	124,909
Units redeemed	(78,509)	(72,785)	(22,689)	(49,056)	(91,325)	(125,645)	(18,059)	(9,688)

Ending units	517,880	570,589	245,509	255,164	416,003	436,021	136,852	147,343

	FTVDM2		TIF		TIF2		FTVGI2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$18,557	60,438	20,892	42,124	428,868	773,732	(2,444)	906,016
Realized gain (loss) on investments	(200,815)	(251,045)	(8,906)	4,703	(404,491)	371,073	(885,426)	(173,148)
Change in unrealized gain (loss) on investments	534,408	(778,823)	38,695	(152,028)	1,173,881	(3,642,164)	1,061,378	(1,295,522)
Reinvested capital gains	-	384,881	16,379	39,502	420,475	835,214	8,984	59,042

Net increase (decrease) in contract owners’ equity resulting from operations	352,150	(584,549)	67,060	(65,699)	1,618,733	(1,662,145)	182,492	(503,612)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	238,922	220,824	-	-	460,610	385,096	258,533	268,974
Transfers between funds	(16,791)	(377,918)	(11,614)	(17,299)	(1,220,733)	2,068,601	(145,882)	(1,130,563)
Surrenders (note 6)	(237,017)	(154,489)	(21,485)	(84,583)	(388,491)	(459,477)	(3,023,335)	(528,057)
Death benefits (note 4)	(2,773)	(6,752)	-	-	(49,836)	(314,545)	(174)	(112,780)
Net policy repayments (loans) (note 5)	22,209	(6,995)	(31,886)	(13,453)	(207,587)	23,513	(11,428)	(33,945)
Deductions for surrender charges (note 2d)	(406)	(487)	(1)	-	(200)	(1,725)	(160)	(148)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(95,562)	(107,323)	(23,596)	(27,274)	(389,648)	(406,838)	(420,037)	(347,783)
Asset charges (note 3):
FPVUL & VEL contracts	(8,018)	(9,377)	(2,551)	(3,306)	(13,903)	(17,288)	(22,945)	(26,008)
MSP contracts	(627)	(716)	(483)	(532)	(231)	(257)	(696)	(863)
SL contracts or LSFP contracts	(886)	(1,199)	(534)	(631)	(2,696)	(3,089)	(3,560)	(3,762)
Adjustments to maintain reserves	6	(3)	(14)	13	125	(33)	(1)	(10)

Net equity transactions	(100,943)	(444,435)	(92,164)	(147,065)	(1,812,590)	1,273,958	(3,369,685)	(1,914,945)

Net change in contract owners’ equity	251,207	(1,028,984)	(25,104)	(212,764)	(193,857)	(388,187)	(3,187,193)	(2,418,557)
Contract owners’ equity beginning of period	2,161,899	3,190,883	1,016,000	1,228,764	24,618,620	25,006,807	10,987,604	13,406,161

Contract owners’ equity end of period	$2,413,106	2,161,899	990,896	1,016,000	24,424,763	24,618,620	7,800,411	10,987,604

CHANGES IN UNITS:
Beginning units	285,175	338,402	42,432	48,081	1,146,428	1,087,231	662,999	774,609
Units purchased	23,196	25,972	-	1	54,562	150,863	22,917	27,295
Units redeemed	(37,330)	(79,199)	(3,932)	(5,650)	(137,557)	(91,666)	(228,154)	(138,905)

Ending units	271,041	285,175	38,500	42,432	1,063,433	1,146,428	457,762	662,999

	FTVFA2		FTVGB1		IVKMG1		IVBRA1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$24,446	21,227	(26,745)	879,228	(2,421)	(3,982)	4,578	26,252
Realized gain (loss) on investments	(2,034)	(20,790)	(1,005,312)	(289,149)	367,992	493,195	(43,310)	(5,320)
Change in unrealized gain (loss) on investments	34,141	(48,744)	1,472,530	(1,180,828)	(746,090)	(808,966)	110,463	(105,893)
Reinvested capital gains	20,693	1,161	11,364	56,886	349,893	381,271	-	54,647

Net increase (decrease) in contract owners’ equity resulting from operations	77,246	(47,146)	451,837	(533,863)	(30,626)	61,518	71,731	(30,314)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	39,548	32,418	1,019,936	1,145,793	137,192	201,155	37,280	19,819
Transfers between funds	(15,741)	3,818	1,302,206	2,146,536	(1,380,268)	496,502	858,258	271,965
Surrenders (note 6)	(72,468)	(14,371)	(1,283,311)	(1,109,483)	(232,058)	(499,996)	(59,132)	(9,718)
Death benefits (note 4)	-	-	(43,580)	(2,105)	(28,388)	(3,491)	-	-
Net policy repayments (loans) (note 5)	(15,363)	(20,211)	(43,694)	(46,496)	(29,508)	(4,917)	(2,470)	(12,832)
Deductions for surrender charges (note 2d)	(180)	(52)	-	-	(232)	(80)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(26,296)	(27,845)	(202,394)	(184,568)	(110,740)	(123,824)	(36,160)	(13,297)
Asset charges (note 3):
FPVUL & VEL contracts	(2,422)	(2,906)	(2,655)	(2,186)	(8,280)	(9,811)	(3,538)	(1,956)
MSP contracts	(26)	(53)	-	-	(314)	(368)	-	-
SL contracts or LSFP contracts	(5)	(6)	-	-	(1,612)	(1,944)	-	-
Adjustments to maintain reserves	5	(9)	90	(7)	(7)	(1)	(3)	2

Net equity transactions	(92,948)	(29,217)	746,598	1,947,484	(1,654,215)	53,225	794,235	253,983

Net change in contract owners’ equity	(15,702)	(76,363)	1,198,435	1,413,621	(1,684,841)	114,743	865,966	223,669
Contract owners’ equity beginning of period	664,708	741,071	13,399,403	11,985,782	5,068,137	4,953,394	620,517	396,848

Contract owners’ equity end of period	$649,006	664,708	14,597,838	13,399,403	3,383,296	5,068,137	1,486,483	620,517

CHANGES IN UNITS:
Beginning units	51,295	53,635	1,372,392	1,178,165	345,418	341,263	62,732	38,475
Units purchased	3,434	2,849	450,652	388,625	10,799	64,472	82,585	28,487
Units redeemed	(10,478)	(5,189)	(371,614)	(194,398)	(127,620)	(60,317)	(10,707)	(4,230)

Ending units	44,251	51,295	1,451,430	1,372,392	228,597	345,418	134,610	62,732

	JPMMV1		JPSCE1		JABS		JAMGS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$103,235	91,758	150	(27)	487,422	392,997	9,192	-
Realized gain (loss) on investments	84,083	444,429	53	33	371,249	669,691	(8,289)	-
Change in unrealized gain (loss) on investments	2,027,483	(1,827,990)	11,963	(109)	(33,133)	(1,831,608)	59,755	-
Reinvested capital gains	866,641	890,570	5,001	-	380,816	806,630	139,121	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,081,442	(401,233)	17,167	(103)	1,206,354	37,710	199,779	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,015,452	1,201,351	36,574	6,725	2,377,201	2,110,919	110,425	-
Transfers between funds	14,317,494	5,373,498	10,226	37,330	1,678,822	551,934	4,664,985	-
Surrenders (note 6)	(330,481)	(715,916)	-	-	(2,081,787)	(1,732,944)	(23,331)	-
Death benefits (note 4)	(53,141)	(15,425)	-	-	(20,585)	(116,335)	(3,506)	-
Net policy repayments (loans) (note 5)	(57,630)	94,161	-	-	(28,041)	48,321	21	-
Deductions for surrender charges (note 2d)	-	-	-	-	(80)	(68)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(263,554)	(174,145)	(2,239)	(578)	(556,457)	(477,470)	(21,484)	-
Asset charges (note 3):
FPVUL & VEL contracts	(1,608)	(1,823)	-	-	(11,988)	(13,978)	(241)	-
MSP contracts	-	-	-	-	(52)	(33)	-	-
SL contracts or LSFP contracts	-	-	-	-	(1,809)	(1,702)	-	-
Adjustments to maintain reserves	131	(8)	8	(1)	131	9	18	-

Net equity transactions	14,626,663	5,761,693	44,569	43,476	1,355,355	368,653	4,726,887	-

Net change in contract owners’ equity	17,708,105	5,360,460	61,736	43,373	2,561,709	406,363	4,926,666	-
Contract owners’ equity beginning of period	16,060,386	10,699,926	43,373	-	25,570,430	25,164,067	-	-

Contract owners’ equity end of period	$33,768,491	16,060,386	105,109	43,373	28,132,139	25,570,430	4,926,666	-

CHANGES IN UNITS:
Beginning units	573,578	372,474	4,684	-	947,970	933,751	-	-
Units purchased	573,330	235,274	5,021	4,745	490,409	182,098	522,307	-
Units redeemed	(89,955)	(34,170)	(239)	(61)	(438,127)	(167,879)	(65,095)	-

Ending units	1,056,953	573,578	9,466	4,684	1,000,252	947,970	457,212	-

	JAFBS		JACAS		JAGTS		JAIGS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$281,722	183,288	345,523	544,780	8,492	119,287	1,014,708	115,319
Realized gain (loss) on investments	(87,233)	2,566	(897,545)	587,908	604,628	1,721,783	(2,062,735)	(2,781,891)
Change in unrealized gain (loss) on investments	19,203	(311,186)	(4,252,129)	(5,087,638)	679,227	(3,154,269)	(967,714)	(240,479)
Reinvested capital gains	-	38,354	5,577,646	9,050,213	511,313	2,055,008	580,615	798,169

Net increase (decrease) in contract owners’ equity resulting from operations	213,692	(86,978)	773,495	5,095,263	1,803,660	741,809	(1,435,126)	(2,108,882)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,118,361	1,087,753	1,944,671	1,895,009	229,576	525,179	963,073	991,026
Transfers between funds	739,105	12,868,588	(1,618,379)	(2,325,107)	235,446	(1,127,343)	(613,083)	(3,561,288)
Surrenders (note 6)	(447,095)	(5,703,917)	(3,299,119)	(2,459,036)	(762,592)	(708,591)	(1,173,845)	(1,984,556)
Death benefits (note 4)	(4,930)	(243)	(224,935)	(180,685)	(52,235)	(94,680)	(74,585)	(133,693)
Net policy repayments (loans) (note 5)	(22,446)	(14,547)	42,217	(2,067)	55,574	(80,090)	1,057,320	70,004
Deductions for surrender charges (note 2d)	-	-	(2,945)	(1,440)	(723)	(128)	(1,839)	(1,175)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(179,492)	(132,029)	(1,507,700)	(1,470,574)	(485,149)	(550,541)	(792,232)	(889,261)
Asset charges (note 3):
FPVUL & VEL contracts	(887)	(475)	(95,079)	(102,864)	(41,223)	(43,154)	(52,104)	(67,369)
MSP contracts	-	-	(2,708)	(3,118)	(884)	(1,027)	(2,139)	(2,716)
SL contracts or LSFP contracts	-	-	(9,580)	(9,469)	2,525	(3,500)	(5,536)	(7,068)
Adjustments to maintain reserves	70	(15)	63	20	38	10	39	10

Net equity transactions	1,202,686	8,105,115	(4,773,494)	(4,659,331)	(819,647)	(2,083,865)	(694,931)	(5,586,086)

Net change in contract owners’ equity	1,416,378	8,018,137	(3,999,999)	435,932	984,013	(1,342,056)	(2,130,057)	(7,694,968)
Contract owners’ equity beginning of period	12,417,813	4,399,676	45,096,682	44,660,750	14,007,986	15,350,042	21,561,467	29,256,435

Contract owners’ equity end of period	$13,834,191	12,417,813	41,096,683	45,096,682	14,991,999	14,007,986	19,431,410	21,561,467

CHANGES IN UNITS:
Beginning units	1,234,000	435,927	2,232,703	2,473,108	1,452,572	1,666,220	1,556,610	1,927,784
Units purchased	397,862	1,379,110	101,902	121,359	132,104	207,499	165,120	104,627
Units redeemed	(284,232)	(581,037)	(338,506)	(361,764)	(216,952)	(421,147)	(214,962)	(475,801)

Ending units	1,347,630	1,234,000	1,996,099	2,232,703	1,367,724	1,452,572	1,506,768	1,556,610

	JAMVS		LZREMS		LOVBD		LOVMCV
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$11,267	17,362	252,812	284,940	105,903	12,564	311	(580)
Realized gain (loss) on investments	(259,699)	(35,634)	(1,702,967)	(526,065)	(2,539)	970	(430)	264,419
Change in unrealized gain (loss) on investments	305,306	(265,831)	7,204,148	(5,757,125)	239,149	(23,178)	10,809	(249,505)
Reinvested capital gains	240,070	205,362	-	71,651	-	438	6,385	6,367

Net increase (decrease) in contract owners’ equity resulting from operations	296,944	(78,741)	5,753,993	(5,926,599)	342,513	(9,206)	17,075	20,701

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	21,889	33,750	1,236,136	1,613,604	18,883	19,442	102	98,328
Transfers between funds	(440,468)	191,094	182,138	5,306,843	2,068,869	305,417	11,578	(1,087,833)
Surrenders (note 6)	(428,848)	(20,238)	(1,978,714)	(1,284,197)	(33,895)	(5,624)	(1,016)	(45,090)
Death benefits (note 4)	-	(18,598)	(69,218)	(90,473)	(163,567)	(12)	(8,330)	(4,829)
Net policy repayments (loans) (note 5)	26,699	(35,753)	(5,919)	(8,454)	(1)	-	59	30,754
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(32,715)	(34,980)	(343,952)	(312,628)	(20,618)	(3,784)	(1,366)	(13,092)
Asset charges (note 3):
FPVUL & VEL contracts	(226)	(183)	(1,649)	(1,608)	-	-	(18)	(20)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	109	(44)	273	(89)	28	(4)	(5)	(6)

Net equity transactions	(853,560)	115,048	(980,905)	5,222,998	1,869,699	315,435	1,004	(1,021,788)

Net change in contract owners’ equity	(556,616)	36,307	4,773,088	(703,601)	2,212,212	306,229	18,079	(1,001,087)
Contract owners’ equity beginning of period	1,988,712	1,952,405	26,233,081	26,936,682	306,229	-	100,210	1,101,297

Contract owners’ equity end of period	$1,432,096	1,988,712	31,006,169	26,233,081	2,518,441	306,229	118,289	100,210

CHANGES IN UNITS:
Beginning units	135,681	128,064	3,088,800	2,531,668	30,871	-	5,441	57,274
Units purchased	17,164	15,444	363,097	726,121	216,642	31,792	639	5,140
Units redeemed	(70,478)	(7,827)	(423,652)	(168,989)	(20,522)	(921)	(547)	(56,973)

Ending units	82,367	135,681	3,028,245	3,088,800	226,991	30,871	5,533	5,441

	LOVTRC		LOVSDC		MVBRES		MV2IGI
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$281,316	174,278	295,157	-	7,571	6,234	17,384	16,130
Realized gain (loss) on investments	2,501	(494)	1,360	-	(46,203)	(25,354)	(45,205)	(28,691)
Change in unrealized gain (loss) on investments	(67,178)	(216,048)	(294,797)	-	18,562	(32,654)	(135,306)	(223,180)
Reinvested capital gains	43,581	648	-	-	78,664	40,193	335,460	189,434

Net increase (decrease) in contract owners’ equity resulting from operations	260,220	(41,616)	1,720	-	58,594	(11,581)	172,333	(46,307)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	401,935	39,908	91,828	-	43,134	1,125	102,921	92,653
Transfers between funds	4,121,728	6,894,209	11,989,304	-	(232,876)	922,827	21,209	3,305,041
Surrenders (note 6)	(14,700)	-	(71,244)	-	-	(82,601)	(255,074)	(293,265)
Death benefits (note 4)	-	-	(1,219)	-	-	-	(2,295)	(13,332)
Net policy repayments (loans) (note 5)	(11,228)	(39,754)	-	-	(2,882)	(3,467)	1,781	3,076
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(244)	(35)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(129,414)	(21,669)	(29,649)	-	(13,110)	(5,137)	(126,044)	(100,784)
Asset charges (note 3):
FPVUL & VEL contracts	(1,448)	(135)	-	-	-	(49)	(12,214)	(10,435)
MSP contracts	-	-	-	-	-	-	(63)	(61)
SL contracts or LSFP contracts	-	-	-	-	-	-	(578)	(438)
Adjustments to maintain reserves	10	12	33	-	3	(2)	1	-

Net equity transactions	4,366,883	6,872,571	11,979,053	-	(205,731)	832,696	(270,600)	2,982,420

Net change in contract owners’ equity	4,627,103	6,830,955	11,980,773	-	(147,137)	821,115	(98,267)	2,936,113
Contract owners’ equity beginning of period	6,830,955	-	-	-	821,115	-	2,936,113	-

Contract owners’ equity end of period	$11,458,058	6,830,955	11,980,773	-	673,978	821,115	2,837,846	2,936,113

CHANGES IN UNITS:
Beginning units	696,348	-	-	-	74,067	-	297,791	-
Units purchased	445,431	702,580	1,195,736	-	3,656	82,116	17,534	329,321
Units redeemed	(19,253)	(6,232)	(14,317)	-	(21,376)	(8,049)	(43,985)	(31,530)

Ending units	1,122,526	696,348	1,181,419	-	56,347	74,067	271,340	297,791

	MV2RIS		MNDIC		MNDSC		MVFIC
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$28,917	49,361	-	-	(256)	(1,229)	231,520	227,749
Realized gain (loss) on investments	(38,030)	(7,975)	(53,719)	(29,785)	(49,918)	(161,597)	386,332	600,394
Change in unrealized gain (loss) on investments	(24,100)	(329,223)	63,817	13,815	35,371	152,204	(78,359)	(1,472,583)
Reinvested capital gains	-	25,635	14,797	13,818	4,306	17,138	894,276	571,554

Net increase (decrease) in contract owners’ equity resulting from operations	(33,213)	(262,202)	24,895	(2,152)	(10,497)	6,516	1,433,769	(72,886)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	18,590	14,415	15,770	25,564	15,596	158,203	378,639	334,527
Transfers between funds	(169,997)	3,185,834	(44,392)	(110,267)	(276,357)	(837,747)	1,265,114	827,531
Surrenders (note 6)	(6,028)	(21,313)	(32,569)	(23,515)	-	(35,937)	(459,490)	(811,033)
Death benefits (note 4)	(19)	(41,733)	-	(4,269)	(9,639)	(8,714)	(47,684)	(80,274)
Net policy repayments (loans) (note 5)	(3,900)	(1,522)	(15,500)	8,650	7,430	(6,582)	(62,065)	18,231
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(451)	(308)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(43,291)	(36,028)	(15,417)	(19,715)	(3,730)	(14,654)	(372,390)	(308,692)
Asset charges (note 3):
FPVUL & VEL contracts	(26)	(138)	(1,221)	(1,721)	(26)	(14)	(23,835)	(24,111)
MSP contracts	-	-	-	-	-	-	(1,025)	(1,102)
SL contracts or LSFP contracts	-	-	-	-	-	-	(9,092)	(7,556)
Adjustments to maintain reserves	24	(12)	(2)	(2)	(13)	6	1	25

Net equity transactions	(204,647)	3,099,503	(93,331)	(125,275)	(266,739)	(745,439)	667,722	(52,762)

Net change in contract owners’ equity	(237,860)	2,837,301	(68,436)	(127,427)	(277,236)	(738,923)	2,101,491	(125,648)
Contract owners’ equity beginning of period	2,837,301	-	406,846	534,273	356,357	1,095,280	9,890,222	10,015,870

Contract owners’ equity end of period	$2,599,441	2,837,301	338,410	406,846	79,121	356,357	11,991,713	9,890,222

CHANGES IN UNITS:
Beginning units	310,021	-	30,567	39,384	27,229	81,742	313,122	314,764
Units purchased	3,115	320,363	1,295	3,212	1,137	12,670	48,654	37,529
Units redeemed	(25,750)	(10,342)	(8,547)	(12,029)	(22,788)	(67,183)	(29,005)	(39,171)

Ending units	287,386	310,021	23,315	30,567	5,578	27,229	332,771	313,122

	MVFSC		MVIVSC		MSVFI		MSEM
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$965,504	553,861	760,414	1,165,332	39,727	58,377	1,948,214	1,855,470
Realized gain (loss) on investments	1,359,038	2,356,957	3,141,015	3,129,919	20,892	24,278	(870,142)	(253,777)
Change in unrealized gain (loss) on investments	592,887	(4,929,014)	(2,785,489)	(1,337,403)	40,199	(94,256)	2,499,907	(1,929,212)
Reinvested capital gains	4,787,257	1,733,837	1,871,728	753,330	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,704,686	(284,359)	2,987,668	3,711,178	100,818	(11,601)	3,577,979	(327,519)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,231,149	2,262,626	2,891,566	2,525,979	76,273	111,355	392,831	453,468
Transfers between funds	19,810,427	10,197,209	8,379,773	12,401,044	423,797	6,337	(14,717,441)	(4,396,260)
Surrenders (note 6)	(1,208,825)	(3,106,364)	(5,600,892)	(3,251,179)	(70,011)	(68,219)	(276,075)	(193,165)
Death benefits (note 4)	(131,428)	(300,145)	(218,049)	(159,584)	(635)	(61,594)	(16,124)	(15,782)
Net policy repayments (loans) (note 5)	53,185	84,318	(40,637)	(28,603)	(12,792)	(219)	(44,850)	14,255
Deductions for surrender charges (note 2d)	-	-	-	-	(165)	(642)	(27)	(23)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(726,032)	(433,068)	(972,870)	(827,966)	(113,851)	(77,279)	(426,544)	(469,537)
Asset charges (note 3):
FPVUL & VEL contracts	(7,436)	(5,268)	(3,867)	(3,785)	(6,861)	(7,267)	(13,749)	(14,296)
MSP contracts	-	-	-	-	(523)	(531)	(233)	(249)
SL contracts or LSFP contracts	-	-	-	-	(1,093)	(651)	(930)	(986)
Adjustments to maintain reserves	324	6	543	(27)	(8)	5	82	(25)

Net equity transactions	21,021,364	8,699,314	4,435,567	10,655,879	294,131	(98,705)	(15,103,060)	(4,622,600)

Net change in contract owners’ equity	28,726,050	8,414,955	7,423,235	14,367,057	394,949	(110,306)	(11,525,081)	(4,950,119)
Contract owners’ equity beginning of period	36,194,371	27,779,416	74,992,713	60,625,656	1,607,721	1,718,027	33,218,941	38,169,060

Contract owners’ equity end of period	$64,920,421	36,194,371	82,415,948	74,992,713	2,002,670	1,607,721	21,693,860	33,218,941

CHANGES IN UNITS:
Beginning units	2,395,774	1,817,807	3,393,304	2,912,540	101,355	107,604	826,783	955,142
Units purchased	1,683,336	840,716	604,787	630,035	31,361	9,074	22,258	20,725
Units redeemed	(292,883)	(262,749)	(399,725)	(149,271)	(13,733)	(15,323)	(342,008)	(149,084)

Ending units	3,786,227	2,395,774	3,598,366	3,393,304	118,983	101,355	507,033	826,783

	VKVGR2		MSVMG		MSVEG		MSVRE
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$62,659	102,500	(15,593)	(25,778)	(3,172)	(2,889)	223,274	228,173
Realized gain (loss) on investments	178,466	137,343	(1,835,295)	404,517	7,923	77,818	2,089,195	1,866,918
Change in unrealized gain (loss) on investments	(57,078)	(327,136)	825,277	(2,908,765)	(270,212)	(109,131)	(1,046,284)	(1,665,444)
Reinvested capital gains	-	-	329,968	1,892,001	251,337	175,597	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	184,047	(87,293)	(695,643)	(638,025)	(14,124)	141,395	1,266,185	429,647

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	384,977	593,798	110,401	124,487	2,621	17,433	206,868	295,882
Transfers between funds	(574,458)	330,956	(2,080,063)	(2,952,517)	307,430	47,951	(2,294,347)	2,426,423
Surrenders (note 6)	(368,395)	(226,675)	(866,279)	(353,724)	(15,917)	(39,662)	(1,017,885)	(2,961,280)
Death benefits (note 4)	(3,247)	(8,033)	(97,259)	(64,622)	-	(1,287)	-	(166,071)
Net policy repayments (loans) (note 5)	59,364	(47,412)	50,796	(22,686)	(8,411)	(6,922)	(33,589)	80,404
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(82,289)	(81,105)	(84,743)	(139,145)	(59,738)	(49,153)	(192,379)	(200,326)
Asset charges (note 3):
FPVUL & VEL contracts	(535)	(575)	(521)	(704)	(445)	(341)	42	1
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	43	(60)	9	(59)	15	(5)	189	87

Net equity transactions	(584,540)	560,894	(2,967,659)	(3,408,970)	225,555	(31,986)	(3,331,101)	(524,880)

Net change in contract owners’ equity	(400,493)	473,601	(3,663,302)	(4,046,995)	211,431	109,409	(2,064,916)	(95,233)
Contract owners’ equity beginning of period	5,270,760	4,797,159	9,220,353	13,267,348	1,390,107	1,280,698	20,329,045	20,424,278

Contract owners’ equity end of period	$4,870,267	5,270,760	5,557,051	9,220,353	1,601,538	1,390,107	18,264,129	20,329,045

CHANGES IN UNITS:
Beginning units	471,131	421,696	561,751	758,843	69,285	71,574	402,965	417,956
Units purchased	179,301	82,705	6,899	33,092	18,681	5,534	16,927	62,678
Units redeemed	(227,833)	(33,270)	(195,984)	(230,184)	(6,668)	(7,823)	(81,398)	(77,669)

Ending units	422,599	471,131	372,666	561,751	81,298	69,285	338,494	402,965

	IDPGI		IDPG		NCPGI		NCPG
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$15	-	56	821	14	-	1,603	580
Realized gain (loss) on investments	-	-	(1,347)	(41)	70	-	(1,431)	(141)
Change in unrealized gain (loss) on investments	(21)	-	3,568	(3,568)	(21)	-	3,247	(2,468)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6)	-	2,277	(2,788)	63	-	3,419	(2,029)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2	23	-	-	230	-	1,927	1,768
Transfers between funds	812	-	(43,826)	46,968	678	-	2,235	3,972
Surrenders (note 6)	-	-	-	-	-	-	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	(1)	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(7)	(24)	(1,321)	(1,120)	(162)	-	(3,369)	(2,442)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(79)	(110)	(6)	-	(296)	(246)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	5	(9)	(3)	2	1	-	(3)	(3)

Net equity transactions	812	(10)	(45,229)	45,740	741	-	493	3,049

Net change in contract owners’ equity	806	(10)	(42,952)	42,952	804	-	3,912	1,020
Contract owners’ equity beginning of period	-	10	42,952	-	-	-	44,339	43,319

Contract owners’ equity end of period	$806	-	-	42,952	804	-	48,251	44,339

CHANGES IN UNITS:
Beginning units	-	1	4,397	-	-	-	4,610	4,296
Units purchased	78	2	-	4,519	102	-	484	581
Units redeemed	(1)	(3)	(4,397)	(122)	(24)	-	(379)	(267)

Ending units	77	-	-	4,397	78	-	4,715	4,610

	NVBX		NVIX		NVAMV1		GVAAA2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$2,095,416	1,636,597	663,001	481,793	899,308	920,371	172,460	117,552
Realized gain (loss) on investments	(114,780)	(23,044)	(1,009,193)	(326,095)	348,874	797,905	549,210	359,686
Change in unrealized gain (loss) on investments	(311,640)	(3,064,290)	737,391	(335,354)	2,121,293	(8,168,940)	(492,088)	(736,288)
Reinvested capital gains	207,636	955,281	-	-	3,723,802	4,779,006	546,241	364,806

Net increase (decrease) in contract owners’ equity resulting from operations	1,876,632	(495,456)	391,199	(179,656)	7,093,277	(1,671,658)	775,823	105,756

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	148,823	1,114,871	806,057	722,863	1,464,014	1,583,758	360,560	346,026
Transfers between funds	4,245,156	37,797,410	6,174,183	9,584,491	247,637	(455,764)	323,836	1,138,220
Surrenders (note 6)	(1,387,403)	(16,111)	(1,377,368)	(450,369)	(1,933,684)	(2,241,776)	(436,352)	(586,368)
Death benefits (note 4)	(187,056)	-	(41,354)	(92,138)	(149,913)	(213,106)	-	(80,268)
Net policy repayments (loans) (note 5)	(43,938)	(33)	(136,400)	(521,234)	(202,165)	36,591	(11,770)	(18,881)
Deductions for surrender charges (note 2d)	-	-	-	-	(1,687)	(1,335)	(1,041)	(163)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,302,722)	(955,872)	(358,301)	(286,001)	(1,522,502)	(1,472,017)	(340,128)	(303,689)
Asset charges (note 3):
FPVUL & VEL contracts	(15,544)	(6,924)	(6,019)	(5,828)	(123,355)	(132,092)	(25,452)	(24,378)
MSP contracts	-	-	-	-	(6,042)	(6,096)	(5,852)	(5,856)
SL contracts or LSFP contracts	-	-	-	-	(14,292)	(14,876)	(9,024)	(8,178)
Adjustments to maintain reserves	457	19	138	(6)	15	20	11	(4)

Net equity transactions	1,457,773	37,933,360	5,060,936	8,951,778	(2,241,974)	(2,916,693)	(145,212)	456,461

Net change in contract owners’ equity	3,334,405	37,437,904	5,452,135	8,772,122	4,851,303	(4,588,351)	630,611	562,217
Contract owners’ equity beginning of period	95,391,912	57,954,008	20,212,790	11,440,668	36,335,010	40,923,361	8,632,339	8,070,122

Contract owners’ equity end of period	$98,726,317	95,391,912	25,664,925	20,212,790	41,186,313	36,335,010	9,262,950	8,632,339

CHANGES IN UNITS:
Beginning units	9,294,873	5,645,631	2,225,659	1,245,179	1,546,350	1,667,165	519,808	490,736
Units purchased	365,216	3,744,487	865,879	1,156,774	72,517	78,350	53,624	95,916
Units redeemed	(236,711)	(95,245)	(285,881)	(176,294)	(163,502)	(199,165)	(61,703)	(66,844)

Ending units	9,423,378	9,294,873	2,805,657	2,225,659	1,455,365	1,546,350	511,729	519,808

	GVABD2		GVAGG2		GVAGR2		GVAGI2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$36,167	20,782	106,999	50,419	21,216	68,120	33,651	26,525
Realized gain (loss) on investments	38,312	11,121	218,075	215,150	459,935	622,304	216,152	242,222
Change in unrealized gain (loss) on investments	(31,601)	(35,615)	(1,024,820)	(564,797)	(1,621,539)	(338,258)	(321,435)	(441,408)
Reinvested capital gains	4,994	638	683,147	699,828	1,979,469	250,621	400,303	214,130

Net increase (decrease) in contract owners’ equity resulting from operations	47,872	(3,074)	(16,599)	400,600	839,081	602,787	328,671	41,469

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	83,662	96,702	341,622	452,574	371,254	396,791	156,561	109,970
Transfers between funds	27,616	45,031	(89,150)	1,290,083	(545,913)	(252,626)	176,428	(106,808)
Surrenders (note 6)	(170,862)	(74,558)	(496,395)	(424,295)	(279,291)	(506,271)	(270,016)	(255,965)
Death benefits (note 4)	(2,649)	(15,049)	(76,529)	(62,013)	(1,704)	(109,468)	(7,167)	(10,513)
Net policy repayments (loans) (note 5)	725	10,283	6,389	(42,336)	167,704	43,577	792	(25,952)
Deductions for surrender charges (note 2d)	(284)	-	(723)	(259)	(737)	(1,858)	(527)	(1,154)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(105,553)	(97,339)	(238,363)	(224,435)	(291,667)	(290,375)	(87,098)	(85,008)
Asset charges (note 3):
FPVUL & VEL contracts	(4,727)	(5,061)	(19,868)	(21,384)	(25,391)	(27,597)	(7,101)	(7,830)
MSP contracts	(650)	(710)	(1,129)	(1,386)	(1,959)	(1,999)	(1,449)	(1,385)
SL contracts or LSFP contracts	(1,773)	(1,651)	(3,394)	(3,227)	(5,334)	(5,220)	(1,598)	(1,640)
Adjustments to maintain reserves	(1)	2	(2)	3	(17)	(12)	(10)	7

Net equity transactions	(174,496)	(42,350)	(577,542)	963,325	(613,055)	(755,058)	(41,185)	(386,278)

Net change in contract owners’ equity	(126,624)	(45,424)	(594,141)	1,363,925	226,026	(152,271)	287,486	(344,809)
Contract owners’ equity beginning of period	1,499,841	1,545,265	7,898,072	6,534,147	9,541,628	9,693,899	2,990,282	3,335,091

Contract owners’ equity end of period	$1,373,217	1,499,841	7,303,931	7,898,072	9,767,654	9,541,628	3,277,768	2,990,282

CHANGES IN UNITS:
Beginning units	113,914	117,093	426,191	375,662	539,000	582,797	198,459	223,749
Units purchased	10,133	9,353	25,660	87,990	35,097	30,465	12,369	9,549
Units redeemed	(22,443)	(12,532)	(58,456)	(37,461)	(68,181)	(74,262)	(15,000)	(34,839)

Ending units	101,604	113,914	393,395	426,191	505,916	539,000	195,828	198,459

	HIBF		GEM		GIG		NVIE6
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1,196,876	1,110,809	87,265	101,484	347,532	85,171	3,624	575
Realized gain (loss) on investments	(443,818)	(322,084)	(467,161)	(20,731)	(592,988)	335,160	1,835	12,875
Change in unrealized gain (loss) on investments	1,967,467	(1,573,157)	1,197,795	(2,228,621)	338,926	(1,973,168)	(4,487)	(27,123)
Reinvested capital gains	-	201,950	-	-	-	715,461	-	8,061

Net increase (decrease) in contract owners’ equity resulting from operations	2,720,525	(582,482)	817,899	(2,147,868)	93,470	(837,376)	972	(5,612)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	444,134	540,486	487,838	627,076	625,986	866,134	-	-
Transfers between funds	89,265	334,386	767,447	(413,298)	(1,137,075)	4,286,531	(2,433)	(30,070)
Surrenders (note 6)	(435,487)	(533,878)	(753,593)	(492,012)	(453,967)	(1,470,726)	-	(369)
Death benefits (note 4)	(21,830)	(246,592)	(35,683)	(25,016)	(16,130)	(153,795)	-	-
Net policy repayments (loans) (note 5)	(138,104)	8,701	28,578	91,545	(99,360)	84,695	(822)	(8,875)
Deductions for surrender charges (note 2d)	(688)	(613)	(976)	(1,231)	-	(1,279)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(601,411)	(612,975)	(383,311)	(394,402)	(419,203)	(436,243)	(5,013)	(5,605)
Asset charges (note 3):
FPVUL & VEL contracts	(34,408)	(38,021)	(21,675)	(25,380)	(25,526)	(30,393)	(332)	(395)
MSP contracts	(1,898)	(2,034)	(5,256)	(5,878)	(1,300)	(1,429)	-	-
SL contracts or LSFP contracts	(6,713)	(7,017)	(3,901)	(4,045)	(3,940)	(3,910)	(540)	(747)
Adjustments to maintain reserves	177	(33)	58	(124)	27	(40)	6	-

Net equity transactions	(706,963)	(557,590)	79,526	(642,765)	(1,530,488)	3,139,545	(9,134)	(46,061)

Net change in contract owners’ equity	2,013,562	(1,140,072)	897,425	(2,790,633)	(1,437,018)	2,302,169	(8,162)	(51,673)
Contract owners’ equity beginning of period	20,149,457	21,289,529	11,336,532	14,127,165	18,048,434	15,746,265	195,933	247,606

Contract owners’ equity end of period	$22,163,019	20,149,457	12,233,957	11,336,532	16,611,416	18,048,434	187,771	195,933

CHANGES IN UNITS:
Beginning units	792,106	816,154	532,848	557,428	1,135,892	960,722	20,759	25,389
Units purchased	37,899	104,690	66,419	38,459	84,672	310,041	1	-
Units redeemed	(65,636)	(128,738)	(65,268)	(63,039)	(184,217)	(134,871)	(991)	(4,630)

Ending units	764,369	792,106	533,999	532,848	1,036,347	1,135,892	19,769	20,759

	NVNMO1		NVNSR1		NVCRA1		NVCRB1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$119,416	121,719	1,983	2,461	84,549	94,921	4,634,957	4,578,317
Realized gain (loss) on investments	205,302	421,357	(11,232)	7,480	(308,425)	262,450	269,250	460,379
Change in unrealized gain (loss) on investments	871,200	(2,058,459)	4,646	(60,802)	211,953	(659,139)	(2,720,352)	(13,401,114)
Reinvested capital gains	721,745	1,364,862	25,658	51,609	261,329	265,482	8,289,013	6,327,978

Net increase (decrease) in contract owners’ equity resulting from operations	1,917,663	(150,521)	21,055	748	249,406	(36,286)	10,472,868	(2,034,440)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	548,695	573,152	13,015	14,989	847,975	899,864	1,304,236	1,083,952
Transfers between funds	(320,075)	(353,784)	(11,410)	(38,898)	(179,792)	(567,694)	342,117	1,602,695
Surrenders (note 6)	(659,158)	(1,137,217)	(31,333)	(28,912)	(232,884)	(152,826)	(117,595)	(36,728)
Death benefits (note 4)	(86,049)	(261,990)	-	(305)	(2,634)	(10,401)	(25,228)	(42,177)
Net policy repayments (loans) (note 5)	130,197	225,402	(263)	(3,598)	(182,394)	(489,258)	(653,670)	(807,557)
Deductions for surrender charges (note 2d)	(283)	(167)	-	(33)	(22)	(61)	-	(12)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(630,675)	(644,929)	(13,358)	(14,193)	(186,045)	(197,084)	(1,989,216)	(1,846,915)
Asset charges (note 3):
FPVUL & VEL contracts	(46,516)	(51,966)	(719)	(958)	(8,822)	(10,040)	(19,131)	(17,852)
MSP contracts	(1,607)	(1,777)	(28)	(28)	(236)	(246)	(323)	(331)
SL contracts or LSFP contracts	(3,320)	(3,717)	(128)	(181)	(180)	(89)	(845)	(854)
Adjustments to maintain reserves	(15)	3	(5)	(2)	(3)	8	446	(13)

Net equity transactions	(1,068,806)	(1,656,990)	(44,229)	(72,119)	54,963	(527,827)	(1,159,209)	(65,792)

Net change in contract owners’ equity	848,857	(1,807,511)	(23,174)	(71,371)	304,369	(564,113)	9,313,659	(2,100,232)
Contract owners’ equity beginning of period	14,986,341	16,793,852	277,452	348,823	3,598,068	4,162,181	170,635,089	172,735,321

Contract owners’ equity end of period	$15,835,198	14,986,341	254,278	277,452	3,902,437	3,598,068	179,948,748	170,635,089

CHANGES IN UNITS:
Beginning units	1,043,310	1,156,523	16,728	20,963	257,344	294,102	10,232,948	10,224,638
Units purchased	46,450	47,165	1,429	1,458	64,162	70,425	150,628	205,282
Units redeemed	(119,347)	(160,378)	(4,234)	(5,693)	(64,146)	(107,183)	(217,201)	(196,972)

Ending units	970,413	1,043,310	13,923	16,728	257,360	257,344	10,166,375	10,232,948

	NVCCA1		NVCCN1		NVCMD1		NVCMA1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$165,184	176,683	99,483	88,221	188,889	212,526	179,825	227,043
Realized gain (loss) on investments	(237,194)	418,112	(152,686)	(28,414)	70,627	244,372	(37,099)	157,741
Change in unrealized gain (loss) on investments	22,595	(994,295)	126,724	(178,676)	(259,020)	(945,306)	(204,134)	(1,211,324)
Reinvested capital gains	433,816	374,005	97,910	116,071	459,457	418,690	560,402	704,360

Net increase (decrease) in contract owners’ equity resulting from operations	384,401	(25,495)	171,431	(2,798)	459,953	(69,718)	498,994	(122,180)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	961,973	1,135,786	648,919	824,546	540,910	526,365	279,590	411,082
Transfers between funds	361,339	(1,082,452)	(311,022)	(1,131,364)	(364,884)	(19,785)	(117,539)	(3,579)
Surrenders (note 6)	(349,317)	(155,433)	(12,504)	(326,280)	(602,041)	(444,109)	(488,056)	(423,643)
Death benefits (note 4)	(6,414)	(154,515)	(181,344)	(32,074)	132	(214,516)	-	-
Net policy repayments (loans) (note 5)	(589,196)	(709,251)	(237,839)	(462,179)	258,750	(405)	305,450	(203,684)
Deductions for surrender charges (note 2d)	(8,921)	(13)	-	-	(1,220)	(622)	(1,380)	(631)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(338,427)	(282,398)	(220,768)	(225,824)	(205,496)	(317,909)	(188,632)	(196,076)
Asset charges (note 3):
FPVUL & VEL contracts	(16,619)	(16,233)	(8,764)	(10,925)	(15,144)	(16,496)	(17,980)	(19,012)
MSP contracts	(447)	(458)	(325)	(327)	(2,454)	(2,678)	(3,933)	(4,185)
SL contracts or LSFP contracts	(385)	(1,112)	(183)	(203)	(5,188)	(5,569)	(4,324)	(5,802)
Adjustments to maintain reserves	(8)	15	(6)	8	-	(9)	(9)	9

Net equity transactions	13,578	(1,266,064)	(323,836)	(1,364,622)	(396,635)	(495,733)	(236,813)	(445,521)

Net change in contract owners’ equity	397,979	(1,291,559)	(152,405)	(1,367,420)	63,318	(565,451)	262,181	(567,701)
Contract owners’ equity beginning of period	5,863,151	7,154,710	4,132,995	5,500,415	6,859,396	7,424,847	6,554,672	7,122,373

Contract owners’ equity end of period	$6,261,130	5,863,151	3,980,590	4,132,995	6,922,714	6,859,396	6,816,853	6,554,672

CHANGES IN UNITS:
Beginning units	413,648	502,308	315,786	418,416	490,108	527,052	465,467	500,786
Units purchased	105,129	88,126	59,297	73,080	48,141	55,092	27,618	63,245
Units redeemed	(103,850)	(176,786)	(84,982)	(175,710)	(75,079)	(92,036)	(44,761)	(98,564)

Ending units	414,927	413,648	290,101	315,786	463,170	490,108	448,324	465,467

	NVCMC1		NVCBD1		NVLCP1		TRF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$112,639	125,903	49,627	31,119	68,874	45,283	1,709,803	1,456,800
Realized gain (loss) on investments	(155,765)	52,192	(1,299)	(20,738)	6,830	11,348	8,597,119	1,961,336
Change in unrealized gain (loss) on investments	125,934	(445,501)	210	(34,232)	485	(85,502)	4,064,038	(2,665,260)
Reinvested capital gains	156,143	187,946	2,375	6,921	8,840	21,321	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	238,951	(79,460)	50,913	(16,930)	85,029	(7,550)	14,370,960	752,876

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	566,087	452,583	29,696	16,183	44,815	93,526	2,193,809	2,543,833
Transfers between funds	(704,248)	1,413,325	982,633	135,342	(28,979)	172,711	(1,404,286)	11,702,763
Surrenders (note 6)	(97,955)	(67,197)	(19,807)	(60,202)	(100,236)	(224,008)	(2,441,021)	(1,805,220)
Death benefits (note 4)	(13,368)	(89,692)	-	(935)	-	(250)	(487,634)	(341,999)
Net policy repayments (loans) (note 5)	(324,538)	(344,348)	(333,200)	(55,182)	(90,348)	5,816	(312,836)	(199,155)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(454)	(2,099)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(215,749)	(192,694)	(33,281)	(27,905)	(93,228)	(81,522)	(2,964,696)	(3,003,297)
Asset charges (note 3):
FPVUL & VEL contracts	(8,805)	(8,780)	(1,870)	(2,127)	(1,944)	(2,354)	(146,321)	(160,819)
MSP contracts	(1,147)	(1,668)	(143)	(67)	(26)	(26)	(6,099)	(9,162)
SL contracts or LSFP contracts	(159)	(164)	(1,791)	(1,626)	(2,916)	(2,784)	(6,251)	(7,793)
Adjustments to maintain reserves	3	(7)	5	(1)	6	3	1,994	101

Net equity transactions	(799,879)	1,161,358	622,242	3,480	(272,856)	(38,888)	(5,573,795)	8,717,153

Net change in contract owners’ equity	(560,928)	1,081,898	673,155	(13,450)	(187,827)	(46,438)	8,797,165	9,470,029
Contract owners’ equity beginning of period	4,919,377	3,837,479	977,281	990,731	2,410,668	2,457,106	122,867,582	113,397,553

Contract owners’ equity end of period	$4,358,449	4,919,377	1,650,436	977,281	2,222,841	2,410,668	131,664,747	122,867,582

CHANGES IN UNITS:
Beginning units	356,776	274,907	71,807	72,271	163,170	165,785	6,001,037	5,535,091
Units purchased	72,879	140,086	70,362	11,010	5,309	20,514	116,108	748,764
Units redeemed	(129,480)	(58,217)	(27,055)	(11,474)	(23,389)	(23,129)	(315,749)	(282,818)

Ending units	300,175	356,776	115,114	71,807	145,090	163,170	5,801,396	6,001,037

	GBF		GVIX2		GVIDA		NVDBL2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1,026,592	916,467	56,393	69,549	360,253	315,033	29,850	26,096
Realized gain (loss) on investments	(810,781)	(1,147,822)	(276,330)	(14,940)	985,983	1,672,651	9,176	99,252
Change in unrealized gain (loss) on investments	101,038	198,899	132,903	(84,619)	(1,018,963)	(2,196,869)	19,056	(178,091)
Reinvested capital gains	-	-	-	-	1,644,978	-	36,174	40,642

Net increase (decrease) in contract owners’ equity resulting from operations	316,849	(32,456)	(87,034)	(30,010)	1,972,251	(209,185)	94,256	(12,101)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,120,756	1,991,739	97,070	107,941	1,040,392	1,182,035	50,802	37,179
Transfers between funds	1,079,263	(4,379,357)	(979,881)	(80,351)	414,496	(1,448,865)	20,142	187,614
Surrenders (note 6)	(1,603,048)	(3,050,632)	(13,662)	(59,669)	(1,296,953)	(1,185,905)	(14,238)	(618,219)
Death benefits (note 4)	(1,082,081)	(318,555)	-	(14)	(69,650)	(3,560)	-	-
Net policy repayments (loans) (note 5)	127,169	326,008	10,508	189	142,792	(39,343)	194	20,983
Deductions for surrender charges (note 2d)	(157)	(2,798)	(83)	-	(4,182)	(4,390)	-	(52)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,851,290)	(3,045,781)	(33,320)	(43,659)	(782,452)	(795,573)	(70,444)	(62,846)
Asset charges (note 3):
FPVUL & VEL contracts	(74,052)	(76,862)	(1,789)	(2,455)	(65,492)	(70,388)	(4,019)	(4,584)
MSP contracts	(6,501)	(6,866)	(105)	(93)	(3,732)	(5,063)	-	-
SL contracts or LSFP contracts	(14,265)	(15,067)	(2,518)	(2,546)	(4,565)	(5,661)	(399)	(865)
Adjustments to maintain reserves	207	(71)	6	(3)	138	(28)	(2)	(2)

Net equity transactions	(2,303,999)	(8,578,242)	(923,774)	(80,660)	(629,208)	(2,376,741)	(17,964)	(440,792)

Net change in contract owners’ equity	(1,987,150)	(8,610,698)	(1,010,808)	(110,670)	1,343,043	(2,585,926)	76,292	(452,893)
Contract owners’ equity beginning of period	55,120,112	63,730,810	3,319,649	3,430,319	21,912,397	24,498,323	1,514,570	1,967,463

Contract owners’ equity end of period	$53,132,962	55,120,112	2,308,841	3,319,649	23,255,440	21,912,397	1,590,862	1,514,570

CHANGES IN UNITS:
Beginning units	2,796,778	3,237,960	361,122	368,560	969,751	1,073,873	90,670	117,578
Units purchased	189,216	165,009	25,531	26,256	98,271	85,082	4,169	14,275
Units redeemed	(304,846)	(606,191)	(139,119)	(33,694)	(127,279)	(189,204)	(5,248)	(41,183)

Ending units	2,681,148	2,796,778	247,534	361,122	940,743	969,751	89,591	90,670

	NVDCA2		GVIDC		GVIDM		GVDMA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$13,427	11,651	260,475	172,036	1,152,052	1,053,712	1,441,293	1,233,878
Realized gain (loss) on investments	189	14,466	(109,900)	45,800	3,033,546	4,105,563	1,897,818	837,951
Change in unrealized gain (loss) on investments	12,102	(58,470)	40,928	(519,493)	(3,255,184)	(7,970,940)	(2,774,674)	(4,178,965)
Reinvested capital gains	28,129	26,565	272,357	330,282	3,499,125	2,652,853	6,142,556	1,569,710

Net increase (decrease) in contract owners’ equity resulting from operations	53,847	(5,788)	463,860	28,625	4,429,539	(158,812)	6,706,993	(537,426)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	43,000	42,295	475,970	389,859	2,417,298	2,430,844	5,646,453	6,024,829
Transfers between funds	42,622	89,755	4,326,003	29,001	196,939	522,311	(186,627)	(1,692,464)
Surrenders (note 6)	(59,160)	(38,186)	(1,149,619)	(701,864)	(4,275,009)	(5,435,234)	(4,363,313)	(4,350,324)
Death benefits (note 4)	-	-	(53,597)	(114,764)	(656,801)	(502,638)	(576,517)	(336,241)
Net policy repayments (loans) (note 5)	(5,439)	4,194	(63,433)	51,174	(257,503)	135,400	(36,894)	237,276
Deductions for surrender charges (note 2d)	-	-	(253)	(5,625)	(1,893)	(5,828)	(10,921)	(12,072)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(37,514)	(30,835)	(424,037)	(360,042)	(2,683,284)	(2,797,303)	(2,942,367)	(2,923,391)
Asset charges (note 3):
FPVUL & VEL contracts	(3,052)	(2,987)	(17,975)	(19,674)	(161,616)	(180,153)	(228,386)	(245,877)
MSP contracts	(20)	(15)	(6,125)	(6,622)	(33,215)	(35,215)	(17,667)	(19,501)
SL contracts or LSFP contracts	(22)	(24)	(1,681)	(1,823)	(25,181)	(26,048)	(34,285)	(37,790)
Adjustments to maintain reserves	17	(6)	38	6	92	(12)	161	(5)

Net equity transactions	(19,568)	64,191	3,085,291	(740,374)	(5,480,173)	(5,893,876)	(2,750,363)	(3,355,560)

Net change in contract owners’ equity	34,279	58,403	3,549,151	(711,749)	(1,050,634)	(6,052,688)	3,956,630	(3,892,986)
Contract owners’ equity beginning of period	724,321	665,918	10,263,238	10,974,987	63,960,082	70,012,770	82,593,425	86,486,411

Contract owners’ equity end of period	$758,600	724,321	13,812,389	10,263,238	62,909,448	63,960,082	86,550,055	82,593,425

CHANGES IN UNITS:
Beginning units	38,096	34,838	616,603	658,975	3,138,153	3,422,115	3,783,159	3,927,295
Units purchased	4,842	7,345	294,906	125,765	211,436	270,463	552,248	322,852
Units redeemed	(5,905)	(4,087)	(111,658)	(168,137)	(468,209)	(554,425)	(677,589)	(466,988)

Ending units	37,033	38,096	799,851	616,603	2,881,380	3,138,153	3,657,818	3,783,159

	GVDMC		MCIF		SAM		SAM5
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$317,033	264,360	1,074,569	888,237	2,155	(951)	(284,448)	(333,343)
Realized gain (loss) on investments	460,310	605,046	2,317,374	4,293,344	-	-	-	-
Change in unrealized gain (loss) on investments	(450,158)	(1,663,219)	5,032,195	(13,288,336)	-	-	-	-
Reinvested capital gains	558,313	805,499	8,766,100	5,707,304	972	-	3,387	-

Net increase (decrease) in contract owners’ equity resulting from operations	885,498	11,686	17,190,238	(2,399,451)	3,127	(951)	(281,061)	(333,343)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	857,976	717,662	6,040,502	3,666,024	5,109,818	5,346,776	46,472,545	67,241,278
Transfers between funds	2,292,294	(422,366)	6,022,491	11,500,240	9,784,542	909,202	(41,584,537)	(32,166,590)
Surrenders (note 6)	(1,749,031)	(609,927)	(4,944,678)	(4,240,818)	(12,089,270)	(11,176,309)	(14,424,350)	(26,353,554)
Death benefits (note 4)	(317,931)	(174,084)	(206,391)	(355,217)	(927,476)	(501,489)	(282,166)	(411,633)
Net policy repayments (loans) (note 5)	50,151	(10,694)	(817,116)	(374,216)	948,710	1,334,668	(5,460,521)	(1,835,385)
Deductions for surrender charges (note 2d)	(15)	(5)	(3,688)	(746)	(3,815)	(9,915)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(643,702)	(599,664)	(2,118,991)	(1,818,123)	(3,900,013)	(4,462,252)	(3,800,159)	(3,351,867)
Asset charges (note 3):
FPVUL & VEL contracts	(34,288)	(37,143)	(100,214)	(108,817)	(195,938)	(211,979)	(47,667)	(44,848)
MSP contracts	(16,886)	(18,148)	(1,624)	(1,654)	(9,547)	(10,074)	-	-
SL contracts or LSFP contracts	(5,723)	(5,812)	(9,890)	(10,384)	(34,059)	(35,886)	-	-
Adjustments to maintain reserves	24	12	475	(7)	(23)	8	719	(1,103)

Net equity transactions	432,869	(1,160,169)	3,860,876	8,256,282	(1,317,071)	(8,817,250)	(19,126,136)	3,076,298

Net change in contract owners’ equity	1,318,367	(1,148,483)	21,051,114	5,856,831	(1,313,944)	(8,818,201)	(19,407,197)	2,742,955
Contract owners’ equity beginning of period	15,576,328	16,724,811	86,562,644	80,705,813	47,207,095	56,025,296	169,295,370	166,552,415

Contract owners’ equity end of period	$16,894,695	15,576,328	107,613,758	86,562,644	45,893,151	47,207,095	149,888,173	169,295,370

CHANGES IN UNITS:
Beginning units	822,967	883,442	2,307,024	2,088,515	3,306,864	4,000,593	14,808,532	14,550,861
Units purchased	170,877	44,055	417,397	403,167	1,086,086	864,203	4,976,382	6,401,667
Units redeemed	(146,703)	(104,530)	(304,399)	(184,658)	(1,178,805)	(1,557,932)	(6,656,387)	(6,143,996)

Ending units	847,141	822,967	2,420,022	2,307,024	3,214,145	3,306,864	13,128,527	14,808,532

	NVMIG1		GVDIVI		NVMLG1		NVMLV1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$212,888	116,752	138,539	63,174	99,748	54,076	299,177	195,620
Realized gain (loss) on investments	(249,443)	(112,543)	(107,896)	(96,999)	424,480	526,118	263,430	380,083
Change in unrealized gain (loss) on investments	(591,956)	(1,031,137)	211,218	(245,562)	(2,061,247)	(1,170,396)	195,471	(1,926,947)
Reinvested capital gains	321,679	962,551	-	-	1,756,323	981,251	1,764,870	766,122

Net increase (decrease) in contract owners’ equity resulting from operations	(306,832)	(64,377)	241,861	(279,387)	219,304	391,049	2,522,948	(585,122)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	697,760	746,673	195,849	233,764	449,741	534,999	401,459	350,616
Transfers between funds	(362,112)	401,483	36,013	(157,266)	913,772	234,727	(234,361)	9,700,006
Surrenders (note 6)	(759,746)	(896,212)	(238,501)	(306,186)	(801,618)	(748,598)	(277,924)	(537,531)
Death benefits (note 4)	(42,311)	(84,422)	(8,233)	(22,219)	(23,626)	(199,197)	(8,146)	(18,410)
Net policy repayments (loans) (note 5)	154,447	91,200	(1,684)	54,609	(4,474)	(45,548)	(66,425)	3,882
Deductions for surrender charges (note 2d)	(233)	(62)	(219)	(1,563)	(978)	(1,373)	(345)	(346)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(719,562)	(731,684)	(180,737)	(188,960)	(423,914)	(456,637)	(358,100)	(276,744)
Asset charges (note 3):
FPVUL & VEL contracts	(45,353)	(53,191)	(14,795)	(17,670)	(36,228)	(40,503)	(21,863)	(24,081)
MSP contracts	(2,308)	(2,519)	(214)	(255)	(1,137)	(1,391)	(512)	(521)
SL contracts or LSFP contracts	(4,632)	(5,183)	(2,354)	(2,631)	(4,272)	(4,787)	(2,097)	(2,267)
Adjustments to maintain reserves	6	(6)	-	10	1	-	62	(42)

Net equity transactions	(1,084,044)	(533,923)	(214,875)	(408,367)	67,267	(728,308)	(568,252)	9,194,562

Net change in contract owners’ equity	(1,390,876)	(598,300)	26,986	(687,754)	286,571	(337,259)	1,954,696	8,609,440
Contract owners’ equity beginning of period	15,478,083	16,076,383	4,657,160	5,344,914	11,590,235	11,927,494	16,442,051	7,832,611

Contract owners’ equity end of period	$14,087,207	15,478,083	4,684,146	4,657,160	11,876,806	11,590,235	18,396,747	16,442,051

CHANGES IN UNITS:
Beginning units	1,587,910	1,641,194	258,691	281,697	699,376	744,288	1,027,161	509,471
Units purchased	94,011	132,384	20,880	18,355	110,054	52,437	64,577	618,150
Units redeemed	(205,373)	(185,668)	(32,302)	(41,361)	(107,207)	(97,349)	(101,236)	(100,460)

Ending units	1,476,548	1,587,910	247,269	258,691	702,223	699,376	990,502	1,027,161

	NVMMG1		NVMMV1		NVMMV2		SCGF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(13,482)	(2,668)	17,495	13,094	183,824	159,266	(10,098)	(6,404)
Realized gain (loss) on investments	1,320,467	1,304,061	(32,489)	(67,180)	254,168	907,384	437,525	1,371,082
Change in unrealized gain (loss) on investments	(3,540,330)	(6,571,225)	96,793	(92,666)	536,674	(2,935,360)	(2,842,573)	(3,157,385)
Reinvested capital gains	4,887,392	5,086,876	113,131	113,872	1,148,664	1,496,109	3,762,263	1,895,359

Net increase (decrease) in contract owners’ equity resulting from operations	2,654,047	(182,956)	194,930	(32,880)	2,123,330	(372,601)	1,347,117	102,652

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,346,738	1,435,563	43,328	2,906	419,442	439,334	769,750	591,873
Transfers between funds	(828,669)	11,788,545	50,442	320,163	241,705	(802,281)	222,731	3,323,383
Surrenders (note 6)	(1,507,131)	(1,867,173)	(558)	(83,737)	(607,106)	(1,116,013)	(616,604)	(1,133,748)
Death benefits (note 4)	(172,996)	(235,813)	-	(12,996)	(54,292)	(192,820)	(54,749)	(185,956)
Net policy repayments (loans) (note 5)	128,129	(82,605)	(14,759)	(14,886)	63,662	24,364	(28,799)	(92,310)
Deductions for surrender charges (note 2d)	(1,622)	(2,546)	-	-	(133)	-	(552)	(1,180)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,532,250)	(1,498,472)	(29,120)	(30,690)	(497,479)	(510,732)	(520,785)	(508,652)
Asset charges (note 3):
FPVUL & VEL contracts	(105,344)	(126,042)	(878)	(762)	(42,461)	(45,864)	(34,041)	(40,457)
MSP contracts	(2,994)	(3,367)	-	-	(1,086)	(1,473)	(1,094)	(1,273)
SL contracts or LSFP contracts	(10,510)	(10,667)	-	-	(6,676)	(7,586)	(2,220)	(2,780)
Adjustments to maintain reserves	55	(21)	(32)	32	9	8	45	5

Net equity transactions	(2,686,594)	9,397,402	48,423	180,030	(484,415)	(2,213,063)	(266,318)	1,948,905

Net change in contract owners’ equity	(32,547)	9,214,446	243,353	147,150	1,638,915	(2,585,664)	1,080,799	2,051,557
Contract owners’ equity beginning of period	43,932,455	34,718,009	1,063,100	915,950	12,613,881	15,199,545	17,035,327	14,983,770

Contract owners’ equity end of period	$43,899,908	43,932,455	1,306,453	1,063,100	14,252,796	12,613,881	18,116,126	17,035,327

CHANGES IN UNITS:
Beginning units	2,738,949	2,156,480	57,439	48,124	682,469	798,637	624,974	552,233
Units purchased	173,094	831,787	10,393	16,738	43,144	34,424	51,596	154,914
Units redeemed	(339,286)	(249,318)	(7,770)	(7,423)	(69,841)	(150,592)	(61,710)	(82,173)

Ending units	2,572,757	2,738,949	60,062	57,439	655,772	682,469	614,860	624,974

	SCVF		SCF		MSBF		NVSTB1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$230,231	269,779	103,017	127,982	371,358	234,463	551,073	253,975
Realized gain (loss) on investments	1,274,392	1,255,158	1,594,153	3,315,212	40,496	82,367	4,450	(109,093)
Change in unrealized gain (loss) on investments	3,760,858	(7,772,252)	819,857	(8,582,517)	500,976	(656,344)	(86,074)	(115,239)
Reinvested capital gains	3,885,287	3,832,274	6,395,420	4,454,708	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,150,768	(2,415,041)	8,912,447	(684,615)	912,830	(339,514)	469,449	29,643

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,263,352	1,282,070	1,076,533	1,112,983	395,818	377,819	794,707	363,005
Transfers between funds	(1,770,242)	3,289,114	(1,557,922)	(1,844,806)	909,439	143,984	17,366,836	(5,571,752)
Surrenders (note 6)	(1,862,711)	(1,515,365)	(1,551,055)	(1,597,252)	(582,663)	(393,961)	(1,011,665)	(4,748,995)
Death benefits (note 4)	(174,562)	(232,030)	(160,767)	(329,640)	(28,668)	(280,450)	(288)	(147,154)
Net policy repayments (loans) (note 5)	34,839	(89,130)	(34,387)	84,911	29,718	93,039	(79,355)	(11,988)
Deductions for surrender charges (note 2d)	(749)	(1,857)	(459)	(946)	(769)	(20)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,317,330)	(1,277,926)	(1,368,433)	(1,352,568)	(427,523)	(389,091)	(291,066)	(275,410)
Asset charges (note 3):
FPVUL & VEL contracts	(93,833)	(105,687)	(91,082)	(102,346)	(24,419)	(25,494)	(481)	(88)
MSP contracts	(3,160)	(3,576)	(3,041)	(3,183)	(1,433)	(1,580)	-	-
SL contracts or LSFP contracts	(6,292)	(6,798)	(9,723)	(10,084)	(4,186)	(4,330)	-	-
Adjustments to maintain reserves	37	52	485	(73)	30	(11)	95	(9)

Net equity transactions	(3,930,651)	1,338,867	(3,699,851)	(4,043,004)	265,344	(480,095)	16,778,783	(10,392,391)

Net change in contract owners’ equity	5,220,117	(1,076,174)	5,212,596	(4,727,619)	1,178,174	(819,609)	17,248,232	(10,362,748)
Contract owners’ equity beginning of period	38,537,015	39,613,189	41,158,133	45,885,752	10,732,453	11,552,062	14,970,825	25,333,573

Contract owners’ equity end of period	$43,757,132	38,537,015	46,370,729	41,158,133	11,910,627	10,732,453	32,219,057	14,970,825

CHANGES IN UNITS:
Beginning units	862,131	839,625	1,156,133	1,262,236	494,615	514,344	1,302,410	2,190,544
Units purchased	39,674	111,471	32,166	36,468	60,942	59,099	1,604,817	387,001
Units redeemed	(123,684)	(88,965)	(128,319)	(142,571)	(49,820)	(78,828)	(191,576)	(1,275,135)

Ending units	778,121	862,131	1,059,980	1,156,133	505,737	494,615	2,715,651	1,302,410

	NVSTB2		NVOLG1		NVTIV3		EIF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$20,201	26,477	992,384	817,039	12,241	13,507	280,702	177,517
Realized gain (loss) on investments	(16,150)	(1,620)	2,449,246	3,923,741	(70,093)	18,772	499,956	518,363
Change in unrealized gain (loss) on investments	32,730	(32,287)	(29,125,109)	(17,835,435)	46,178	(100,572)	981,809	(1,429,961)
Reinvested capital gains	-	-	30,340,812	19,631,603	8,284	28,883	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	36,781	(7,430)	4,657,333	6,536,948	(3,390)	(39,410)	1,762,467	(734,081)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	54,722	48,766	5,311,795	4,927,225	33,690	68,949	331,499	394,668
Transfers between funds	(356,658)	(252,035)	12,674,922	(2,285,047)	(90,096)	262,187	(528,506)	(191,463)
Surrenders (note 6)	(29,421)	(29,513)	(7,558,483)	(7,669,159)	(42,097)	(13,867)	(304,347)	(767,302)
Death benefits (note 4)	(5,622)	(40,756)	(804,538)	(1,042,310)	-	-	(34,834)	(37,086)
Net policy repayments (loans) (note 5)	805	(3,331)	(86,475)	120,067	(4,836)	(5,009)	11,410	14,165
Deductions for surrender charges (note 2d)	(15)	(137)	(4,050)	(8,204)	(206)	(105)	(366)	(1,733)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(43,805)	(44,887)	(5,841,205)	(5,310,497)	(24,008)	(21,616)	(376,235)	(412,577)
Asset charges (note 3):
FPVUL & VEL contracts	(3,119)	(3,558)	(457,960)	(469,624)	(1,372)	(1,515)	(31,613)	(36,164)
MSP contracts	(404)	(414)	(16,706)	(17,774)	-	-	(1,008)	(1,088)
SL contracts or LSFP contracts	(970)	(1,082)	(44,655)	(46,723)	(280)	(327)	(4,207)	(4,485)
Adjustments to maintain reserves	(1)	(5)	261	(8)	(13)	(17)	50	(18)

Net equity transactions	(384,488)	(326,952)	3,172,906	(11,802,054)	(129,218)	288,680	(938,157)	(1,043,083)

Net change in contract owners’ equity	(347,707)	(334,382)	7,830,239	(5,265,106)	(132,608)	249,270	824,310	(1,777,164)
Contract owners’ equity beginning of period	1,560,000	1,894,382	127,175,154	132,440,260	701,775	452,505	10,598,730	12,375,894

Contract owners’ equity end of period	$1,212,293	1,560,000	135,005,393	127,175,154	569,167	701,775	11,423,040	10,598,730

CHANGES IN UNITS:
Beginning units	136,028	164,622	4,934,844	5,400,878	45,612	28,263	491,781	536,954
Units purchased	6,664	44,984	921,847	240,832	2,635	20,244	18,424	24,297
Units redeemed	(39,553)	(73,578)	(797,237)	(706,866)	(11,662)	(2,895)	(60,465)	(69,470)

Ending units	103,139	136,028	5,059,454	4,934,844	36,585	45,612	449,740	491,781

	NVRE1		NVLCAP		NVLMP		NVSIX2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$635,028	937,207	639	779	105	115	5,865	3,277
Realized gain (loss) on investments	(1,328,114)	60,266	(1,844)	(55)	(59)	(18)	(11,627)	(3,141)
Change in unrealized gain (loss) on investments	265,592	(8,475,822)	7,398	(3,018)	540	(204)	37,000	(33,556)
Reinvested capital gains	2,624,909	5,329,680	439	1,517	102	36	58,424	20,782

Net increase (decrease) in contract owners’ equity resulting from operations	2,197,415	(2,148,669)	6,632	(777)	688	(71)	89,662	(12,638)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,283,506	1,524,023	1,591	1,291	3,010	1,100	57,834	21,868
Transfers between funds	(381,278)	(2,224,423)	6,610	4,217	-	3,001	516,893	48,551
Surrenders (note 6)	(1,844,302)	(2,689,873)	-	-	(11,745)	-	(11,975)	(492)
Death benefits (note 4)	(115,383)	(179,833)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(41,022)	(47,705)	2	4	10,856	-	(12,367)	(1,999)
Deductions for surrender charges (note 2d)	(934)	(1,634)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,144,499)	(1,204,297)	(2,027)	(2,132)	(1,138)	(221)	(9,881)	(7,005)
Asset charges (note 3):
FPVUL & VEL contracts	(82,604)	(93,772)	(141)	(119)	(37)	(10)	(1,321)	(920)
MSP contracts	(3,263)	(3,447)	-	-	-	-	-	-
SL contracts or LSFP contracts	(7,989)	(10,493)	-	-	-	-	-	-
Adjustments to maintain reserves	36	(8)	-	(2)	(2)	(9)	(7)	2

Net equity transactions	(2,337,732)	(4,931,462)	6,035	3,259	944	3,861	539,176	60,005

Net change in contract owners’ equity	(140,317)	(7,080,131)	12,667	2,482	1,632	3,790	628,838	47,367
Contract owners’ equity beginning of period	32,169,726	39,249,857	28,291	25,809	5,984	2,194	290,369	243,002

Contract owners’ equity end of period	$32,029,409	32,169,726	40,958	28,291	7,616	5,984	919,207	290,369

CHANGES IN UNITS:
Beginning units	1,934,105	2,232,004	2,467	2,183	530	191	23,027	18,330
Units purchased	115,628	114,490	936	630	334	469	40,496	6,530
Units redeemed	(280,015)	(412,389)	(201)	(346)	(245)	(130)	(3,214)	(1,833)

Ending units	1,769,718	1,934,105	3,202	2,467	619	530	60,309	23,027

	GVEX1		AMTB		AMGP		AMCG
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$86,884	62,071	43,111	52,226	2,001	5,944	(5,071)	(5,894)
Realized gain (loss) on investments	17,570	63,366	(40,136)	(73,598)	(40,397)	(180,544)	(122,129)	(293,173)
Change in unrealized gain (loss) on investments	256,385	(141,305)	45,132	26,717	(31,607)	(140,305)	115,250	119,501
Reinvested capital gains	68,108	39,810	-	-	121,285	269,213	94,449	223,112

Net increase (decrease) in contract owners’ equity resulting from operations	428,947	23,942	48,107	5,345	51,282	(45,692)	82,499	43,546

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	241,775	156,550	142,678	161,711	2,980	2,419	3,877	(5,402)
Transfers between funds	1,581,076	1,564,185	624,234	211,550	136,718	(451,497)	(324,259)	(692,920)
Surrenders (note 6)	(217,603)	(32,057)	(234,750)	(165,438)	(64,250)	-	-	-
Death benefits (note 4)	-	-	(102,135)	(3,900)	-	(9,120)	(24,349)	(69,023)
Net policy repayments (loans) (note 5)	(111,634)	(20,501)	(8,840)	(45,376)	-	-	-	28,794
Deductions for surrender charges (note 2d)	-	-	(8)	(153)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(109,520)	(60,595)	(225,147)	(179,209)	(9,167)	(11,517)	(20,784)	(17,259)
Asset charges (note 3):
FPVUL & VEL contracts	(10,314)	(7,789)	(10,757)	(11,539)	-	-	-	(87)
MSP contracts	-	-	(640)	(570)	-	-	-	-
SL contracts or LSFP contracts	-	-	(2,359)	(1,765)	-	-	-	-
Adjustments to maintain reserves	(5)	5	(5)	4	24	(11)	51	23

Net equity transactions	1,373,775	1,599,798	182,271	(34,685)	66,305	(469,726)	(365,464)	(755,874)

Net change in contract owners’ equity	1,802,722	1,623,740	230,378	(29,340)	117,587	(515,418)	(282,965)	(712,328)
Contract owners’ equity beginning of period	3,253,294	1,629,554	3,723,185	3,752,525	559,119	1,074,537	2,161,389	2,873,717

Contract owners’ equity end of period	$5,056,016	3,253,294	3,953,563	3,723,185	676,706	559,119	1,878,424	2,161,389

CHANGES IN UNITS:
Beginning units	239,681	121,451	300,528	303,453	25,306	43,652	105,561	133,206
Units purchased	115,246	129,126	64,398	64,906	6,118	7,835	190	2,923
Units redeemed	(21,344)	(10,896)	(49,646)	(67,831)	(3,186)	(26,181)	(17,657)	(30,568)

Ending units	333,583	239,681	315,280	300,528	28,238	25,306	88,094	105,561

	AMMCGS		AMTP		AMRI		AMSRS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	(22)	2,150	4,844	21,140	28,295	13,649	11,634
Realized gain (loss) on investments	(11,860)	(14,902)	(13,982)	65,034	66,926	48,757	71,559	276,438
Change in unrealized gain (loss) on investments	(1,046)	(45,608)	51,757	(192,795)	282,195	(637,790)	29,720	(483,836)
Reinvested capital gains	51,292	-	25,172	55,600	380,957	123,169	70,083	183,936

Net increase (decrease) in contract owners’ equity resulting from operations	38,386	(60,532)	65,097	(67,317)	751,218	(437,569)	185,011	(11,828)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	26,172	5,829	980	(141)	7,825	11,577	76,818	74,810
Transfers between funds	(23,061)	1,104,418	27,926	(843,732)	85,643	8,659	(23,374)	(274,471)
Surrenders (note 6)	(16,980)	(944)	(75,542)	(916)	(39,366)	-	(73,250)	(220,937)
Death benefits (note 4)	(38)	-	(532)	(2,453)	(94,749)	(158)	(1)	(13,793)
Net policy repayments (loans) (note 5)	(7,513)	1,068	67,987	(16,243)	(744)	(605)	(12,339)	22,501
Deductions for surrender charges (note 2d)	(136)	-	-	-	-	-	(55)	(2,373)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(33,221)	(4,719)	(4,423)	(10,168)	(43,151)	(44,685)	(86,320)	(91,094)
Asset charges (note 3):
FPVUL & VEL contracts	(3,022)	(479)	(280)	(308)	(84)	(80)	(7,180)	(8,283)
MSP contracts	(64)	(8)	-	-	-	-	(510)	(511)
SL contracts or LSFP contracts	(253)	(36)	-	-	-	-	(987)	(1,113)
Adjustments to maintain reserves	(4)	(2)	(102)	36	59	(23)	45	(25)

Net equity transactions	(58,120)	1,105,127	16,014	(873,925)	(84,567)	(25,315)	(127,153)	(515,289)

Net change in contract owners’ equity	(19,734)	1,044,595	81,111	(941,242)	666,651	(462,884)	57,858	(527,117)
Contract owners’ equity beginning of period	1,044,595	-	232,327	1,173,569	4,935,285	5,398,169	1,989,523	2,516,640

Contract owners’ equity end of period	$1,024,861	1,044,595	313,438	232,327	5,601,936	4,935,285	2,047,381	1,989,523

CHANGES IN UNITS:
Beginning units	108,814	-	10,845	50,604	307,667	307,696	68,268	85,955
Units purchased	11,004	109,426	2,335	116	5,627	9,344	3,460	4,332
Units redeemed	(17,325)	(612)	(1,488)	(39,875)	(11,926)	(9,373)	(7,781)	(22,019)

Ending units	102,493	108,814	11,692	10,845	301,368	307,667	63,947	68,268

	NOTB3		NOTG3		NOTMG3		ALVGIA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$484	421	464	-	645	1	183,140	302,224
Realized gain (loss) on investments	(205)	(81)	13	-	30	(6)	806,879	2,802,381
Change in unrealized gain (loss) on investments	1,827	(3,704)	890	-	1,527	(280)	94,274	(2,681,596)
Reinvested capital gains	-	840	-	-	-	2	1,358,916	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,106	(2,524)	1,367	-	2,202	(283)	2,443,209	423,009

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,526	3,091	2,400	-	3,425	96	997,498	656,682
Transfers between funds	-	35,616	27,310	-	27,176	11,917	197,020	(1,044,477)
Surrenders (note 6)	-	-	-	-	-	-	(853,576)	(254,914)
Death benefits (note 4)	-	-	-	-	-	(80)	(162,535)	(86,944)
Net policy repayments (loans) (note 5)	-	-	-	-	(2)	-	(80,714)	(35,928)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(32)	(76)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,344)	(1,580)	-	-	(830)	(117)	(412,643)	(380,354)
Asset charges (note 3):
FPVUL & VEL contracts	(180)	(136)	-	-	(71)	(10)	(10,861)	(11,936)
MSP contracts	-	-	-	-	-	-	-	(9)
SL contracts or LSFP contracts	-	-	-	-	-	-	(1,137)	(1,049)
Adjustments to maintain reserves	1	2	4	-	(2)	(7)	129	15

Net equity transactions	1,003	36,993	29,714	-	29,696	11,799	(326,851)	(1,158,990)

Net change in contract owners’ equity	3,109	34,469	31,081	-	31,898	11,516	2,116,358	(735,981)
Contract owners’ equity beginning of period	34,469	-	-	-	11,626	110	22,576,076	23,312,057

Contract owners’ equity end of period	$37,578	34,469	31,081	-	43,524	11,626	24,692,434	22,576,076

CHANGES IN UNITS:
Beginning units	3,395	-	-	-	1,135	10	794,184	831,086
Units purchased	337	3,559	2,939	-	2,975	1,145	97,078	104,552
Units redeemed	(241)	(164)	-	-	(107)	(20)	(109,703)	(141,454)

Ending units	3,491	3,395	2,939	-	4,003	1,135	781,559	794,184

	ALVIVA		ALVSVA		ACVCA		ACVIG
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$98,895	200,918	95,688	137,656	(1,352)	(1,383)	426,520	419,678
Realized gain (loss) on investments	52,827	186,636	(305,256)	596,243	(53,917)	128,696	371,827	851,186
Change in unrealized gain (loss) on investments	(225,135)	(204,444)	3,440,962	(4,989,028)	20,702	(175,817)	1,164,262	(4,205,843)
Reinvested capital gains	-	-	1,047,125	3,136,679	57,974	40,745	338,152	1,774,328

Net increase (decrease) in contract owners’ equity resulting from operations	(73,413)	183,110	4,278,519	(1,118,450)	23,407	(7,759)	2,300,761	(1,160,651)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	62,743	51,523	1,644,940	1,461,610	995	9,742	573,968	669,433
Transfers between funds	944,633	(208,364)	(918,086)	(872,423)	54,201	(974,543)	(414,361)	(2,996,080)
Surrenders (note 6)	(34,837)	(31,396)	(1,500,075)	(833,498)	-	(39,539)	(732,368)	(774,796)
Death benefits (note 4)	(113,299)	(11,255)	(246,951)	(91,225)	(317)	-	(65,914)	(25,954)
Net policy repayments (loans) (note 5)	(9,202)	(12,116)	26,490	22,573	(6,936)	(4,252)	40,035	(30,040)
Deductions for surrender charges (note 2d)	-	-	(760)	(637)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(100,542)	(98,197)	(326,930)	(334,411)	(7,081)	(11,158)	(727,834)	(752,010)
Asset charges (note 3):
FPVUL & VEL contracts	(3,474)	(3,925)	(25,937)	(28,268)	(94)	(127)	(49,399)	(54,786)
MSP contracts	-	-	(1,292)	(1,487)	-	-	(2,438)	(2,502)
SL contracts or LSFP contracts	-	-	(909)	(1,162)	-	-	(4,684)	(4,817)
Adjustments to maintain reserves	27	(12)	99	(34)	9	17	33	(11)

Net equity transactions	746,049	(313,742)	(1,349,411)	(678,962)	40,777	(1,019,860)	(1,382,962)	(3,971,563)

Net change in contract owners’ equity	672,636	(130,632)	2,929,108	(1,797,412)	64,184	(1,027,619)	917,799	(5,132,214)
Contract owners’ equity beginning of period	8,359,637	8,490,269	18,216,191	20,013,603	578,782	1,606,401	18,198,664	23,330,878

Contract owners’ equity end of period	$9,032,273	8,359,637	21,145,299	18,216,191	642,966	578,782	19,116,463	18,198,664

CHANGES IN UNITS:
Beginning units	981,220	1,020,175	496,940	515,175	51,411	145,072	724,329	899,634
Units purchased	132,544	122,212	55,946	57,994	7,076	40,099	28,703	37,344
Units redeemed	(45,368)	(161,167)	(91,939)	(76,229)	(3,039)	(133,760)	(81,586)	(212,649)

Ending units	1,068,396	981,220	460,947	496,940	55,448	51,411	671,446	724,329

	ACVIP2		ACVI		ACVMV1		ACVU1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$169,764	241,073	13,171	3,505	256,336	212,262	762	4,169
Realized gain (loss) on investments	(280,531)	(639,745)	(24,989)	275,464	650,476	837,810	(9,261)	398,710
Change in unrealized gain (loss) on investments	442,667	123,310	(41,076)	(294,239)	1,583,924	(1,860,368)	11,788	(428,278)
Reinvested capital gains	68,878	-	-	-	662,743	591,112	29,328	145,277

Net increase (decrease) in contract owners’ equity resulting from operations	400,778	(275,362)	(52,894)	(15,270)	3,153,479	(219,184)	32,617	119,878

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	208,158	269,923	37,381	52,261	2,008,345	2,030,673	(28)	(2,017)
Transfers between funds	276,991	(1,391,360)	2,205,842	(344,366)	3,380,248	304,557	(168,750)	(940,187)
Surrenders (note 6)	(594,029)	(1,415,172)	-	(11,288)	(1,969,265)	(1,084,397)	-	(4,262)
Death benefits (note 4)	(19,227)	(60,792)	(16,463)	(1,993)	(16,126)	(16,851)	(31,827)	(10,114)
Net policy repayments (loans) (note 5)	9,756	271,635	10,713	10,193	(560,576)	(576,625)	-	4,262
Deductions for surrender charges (note 2d)	(980)	(807)	-	-	(1,030)	(1,299)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(457,129)	(338,312)	(80,473)	(72,974)	(524,739)	(397,752)	(7,255)	(15,293)
Asset charges (note 3):
FPVUL & VEL contracts	(19,530)	(26,165)	-	(93)	(28,619)	(26,211)	-	-
MSP contracts	(871)	(998)	-	-	(856)	(815)	-	-
SL contracts or LSFP contracts	(10,081)	(13,174)	-	-	(2,274)	(1,712)	-	-
Adjustments to maintain reserves	(2)	8	(596)	83	40	(10)	(5)	(15)

Net equity transactions	(606,944)	(2,705,214)	2,156,404	(368,177)	2,285,148	229,558	(207,865)	(967,626)

Net change in contract owners’ equity	(206,166)	(2,980,576)	2,103,510	(383,447)	5,438,627	10,374	(175,248)	(847,748)
Contract owners’ equity beginning of period	9,526,951	12,507,527	1,476,332	1,859,779	13,389,899	13,379,525	751,055	1,598,803

Contract owners’ equity end of period	$9,320,785	9,526,951	3,579,842	1,476,332	18,828,526	13,389,899	575,807	751,055

CHANGES IN UNITS:
Beginning units	611,924	783,544	103,448	119,008	500,601	492,846	34,702	77,382
Units purchased	49,043	79,664	176,570	32,016	197,372	93,051	-	6,369
Units redeemed	(87,448)	(251,284)	(12,994)	(47,576)	(124,139)	(85,296)	(9,166)	(49,049)

Ending units	573,519	611,924	267,024	103,448	573,834	500,601	25,536	34,702

	ACVV		DVMCS		DVSCS		DCAP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$367,831	461,129	21,071	15,494	644,678	500,049	316,096	390,920
Realized gain (loss) on investments	529,693	3,154,136	(120,562)	198,637	3,267,414	6,601,408	49,053	1,918,192
Change in unrealized gain (loss) on investments	3,569,445	(4,474,016)	270,397	(875,105)	9,684,971	(15,200,764)	(1,823,974)	(4,071,115)
Reinvested capital gains	-	-	180,460	596,636	7,680,217	5,950,257	2,952,589	1,203,674

Net increase (decrease) in contract owners’ equity resulting from operations	4,466,969	(858,751)	351,366	(64,338)	21,277,280	(2,149,050)	1,493,764	(558,329)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	795,754	657,025	145,799	109,111	3,455,314	3,195,897	693,058	780,709
Transfers between funds	2,801,057	(2,482,617)	(289,830)	(615,867)	3,805,842	(3,333,747)	(746,478)	(5,431,263)
Surrenders (note 6)	(3,212,897)	(1,249,745)	(82,479)	(272,553)	(4,128,661)	(4,875,464)	(2,043,962)	(1,461,734)
Death benefits (note 4)	(19,357)	(13,609)	(44,989)	(26,122)	(303,924)	(567,716)	(25,195)	(277,600)
Net policy repayments (loans) (note 5)	(175,120)	(31,045)	23,001	2,110	(497,052)	(378,912)	79,030	145,066
Deductions for surrender charges (note 2d)	-	-	-	-	(1,133)	(1,667)	(311)	(1,375)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(341,643)	(331,625)	(38,482)	(49,148)	(1,488,559)	(1,434,243)	(717,630)	(775,500)
Asset charges (note 3):
FPVUL & VEL contracts	(4,678)	(5,431)	(25)	(23)	(41,377)	(43,910)	(51,856)	(58,922)
MSP contracts	-	-	-	-	(925)	(1,101)	(1,628)	(1,723)
SL contracts or LSFP contracts	-	-	-	-	(6,668)	(6,847)	(5,254)	(6,220)
Adjustments to maintain reserves	567	(151)	37	2	459	(44)	(7)	10

Net equity transactions	(156,317)	(3,457,198)	(286,968)	(852,490)	793,316	(7,447,754)	(2,820,233)	(7,088,552)

Net change in contract owners’ equity	4,310,652	(4,315,949)	64,398	(916,828)	22,070,596	(9,596,804)	(1,326,469)	(7,646,881)
Contract owners’ equity beginning of period	21,342,297	25,658,246	2,518,807	3,435,635	84,362,335	93,959,139	20,291,117	27,937,998

Contract owners’ equity end of period	$25,652,949	21,342,297	2,583,205	2,518,807	106,432,931	84,362,335	18,964,648	20,291,117

CHANGES IN UNITS:
Beginning units	723,165	813,491	79,448	104,891	3,013,709	3,271,232	800,138	1,135,867
Units purchased	128,366	72,806	5,647	25,223	313,967	154,600	59,972	37,217
Units redeemed	(130,318)	(163,132)	(14,388)	(50,666)	(298,528)	(412,123)	(179,703)	(372,946)

Ending units	721,213	723,165	70,707	79,448	3,029,148	3,013,709	680,407	800,138

	DSC		DVIV		SVSSVB		SVSLVB
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	-	65,598	108,634	56	(656)	490	1,283
Realized gain (loss) on investments	49,312	92,242	(109,793)	247,961	(6,309)	30,987	6,193	5,181
Change in unrealized gain (loss) on investments	17,610	(129,288)	(30,414)	(461,605)	14,993	(57,660)	(20,336)	(24,268)
Reinvested capital gains	73,582	15,609	-	-	20,455	26,754	5,236	6,415

Net increase (decrease) in contract owners’ equity resulting from operations	140,504	(21,437)	(74,609)	(105,010)	29,195	(575)	(8,417)	(11,389)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	94,501	64,907	39,144	62,203	-	8,291	(5)	609
Transfers between funds	(55,937)	(38,876)	(510,632)	(668,952)	(2,676)	(472,358)	(23,726)	3,511
Surrenders (note 6)	(37,835)	(73,276)	(55,089)	(725,192)	-	(14,339)	(21,651)	-
Death benefits (note 4)	-	-	(5,157)	(29,864)	-	-	(3,319)	-
Net policy repayments (loans) (note 5)	(5,578)	(5,455)	(36,024)	(14,355)	(7,780)	(16,440)	(2,972)	(3,429)
Deductions for surrender charges (note 2d)	(4)	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(33,745)	(38,141)	(56,105)	(76,134)	(7,872)	(9,343)	(2,673)	(3,063)
Asset charges (note 3):
FPVUL & VEL contracts	(2,781)	(3,272)	(73)	(602)	(68)	(116)	-	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	(490)	(489)	-	-	-	-	-	-
Adjustments to maintain reserves	(19)	15	15	6	8	(14)	5	(9)

Net equity transactions	(41,888)	(94,587)	(623,921)	(1,452,890)	(18,388)	(504,319)	(54,341)	(2,381)

Net change in contract owners’ equity	98,616	(116,024)	(698,530)	(1,557,900)	10,807	(504,894)	(62,758)	(13,770)
Contract owners’ equity beginning of period	951,485	1,067,509	3,953,737	5,511,637	208,665	713,559	141,848	155,618

Contract owners’ equity end of period	$1,050,101	951,485	3,255,207	3,953,737	219,472	208,665	79,090	141,848

CHANGES IN UNITS:
Beginning units	42,927	47,065	216,185	291,203	14,430	48,141	10,596	10,766
Units purchased	4,170	4,134	3,063	11,326	681	558	13	276
Units redeemed	(6,629)	(8,272)	(38,262)	(86,344)	(2,066)	(34,269)	(4,401)	(446)

Ending units	40,468	42,927	180,986	216,185	13,045	14,430	6,208	10,596

	FVCA2P		FQB		FCS		FNRS2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$12,092	12,215	864,340	985,664	139,251	234,265	34,207	69,431
Realized gain (loss) on investments	(7,679)	(5,098)	(51,284)	67,659	836,270	9,664,141	(160,950)	(355,513)
Change in unrealized gain (loss) on investments	(33,120)	(55,868)	96,277	(1,139,269)	(1,478,476)	(14,401,641)	2,032,472	(1,512,594)
Reinvested capital gains	-	1,024	-	-	2,642,744	5,099,951	-	212,716

Net increase (decrease) in contract owners’ equity resulting from operations	(28,707)	(47,727)	909,333	(85,946)	2,139,789	596,716	1,905,729	(1,585,960)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	21,710	37,018	791,646	728,293	227,468	124,099	568,686	575,031
Transfers between funds	33,340	(5,823)	(81,969)	(1,251,466)	(3,993,111)	(22,411,101)	610,002	(178,858)
Surrenders (note 6)	(17,080)	(52,539)	(1,276,326)	(963,828)	(1,542,907)	(3,855,904)	(815,429)	(426,228)
Death benefits (note 4)	-	(8,410)	(344,465)	(311,833)	(327,830)	(377,056)	(33,360)	(24,380)
Net policy repayments (loans) (note 5)	(3,602)	6,006	41,379	51,060	(27,576)	190,929	145,619	44,823
Deductions for surrender charges (note 2d)	(35)	-	(231)	(237)	-	-	(898)	(646)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(21,657)	(22,707)	(781,792)	(796,663)	(444,027)	(545,016)	(313,806)	(284,798)
Asset charges (note 3):
FPVUL & VEL contracts	(1,753)	(2,050)	(51,872)	(56,887)	(1,793)	(2,013)	(17,987)	(19,580)
MSP contracts	-	-	(2,869)	(3,510)	-	-	(997)	(1,836)
SL contracts or LSFP contracts	(409)	(443)	(5,233)	(5,620)	-	-	(5,021)	(5,339)
Adjustments to maintain reserves	(2)	(3)	40	36	14,171	974	16	(13)

Net equity transactions	10,512	(48,951)	(1,711,692)	(2,610,655)	(6,095,605)	(26,875,088)	136,825	(321,824)

Net change in contract owners’ equity	(18,195)	(96,678)	(802,359)	(2,696,601)	(3,955,816)	(26,278,372)	2,042,554	(1,907,784)
Contract owners’ equity beginning of period	695,612	792,290	25,290,762	27,987,363	34,056,039	60,334,411	6,117,397	8,025,181

Contract owners’ equity end of period	$677,417	695,612	24,488,403	25,290,762	30,100,223	34,056,039	8,159,951	6,117,397

CHANGES IN UNITS:
Beginning units	40,403	43,124	1,164,659	1,283,800	1,229,565	2,176,373	390,067	405,538
Units purchased	3,551	2,279	51,273	51,886	49,359	6,280	52,776	53,678
Units redeemed	(2,884)	(5,000)	(128,395)	(171,027)	(271,487)	(953,088)	(53,121)	(69,149)

Ending units	41,070	40,403	1,087,537	1,164,659	1,007,437	1,229,565	389,722	390,067

	FEIS		FF10S		FF20S		FF30S
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1,223,394	1,804,717	31,950	38,038	418,821	455,452	194,393	201,673
Realized gain (loss) on investments	2,334,674	2,980,977	28,707	73,170	584,496	328,768	324,829	310,788
Change in unrealized gain (loss) on investments	2,162,641	(13,017,860)	(1,999)	(116,011)	(91,861)	(1,032,078)	(96,024)	(700,905)
Reinvested capital gains	3,649,305	5,673,847	48,953	6,570	877,797	119,356	495,769	66,107

Net increase (decrease) in contract owners’ equity resulting from operations	9,370,014	(2,558,319)	107,611	1,767	1,789,253	(128,502)	918,967	(122,337)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,607,407	2,768,204	50,878	42,257	1,916,767	2,424,707	2,794,468	1,267,498
Transfers between funds	(930,611)	(1,821,129)	53,126	116,816	4,097,899	4,069,008	209,861	2,387,781
Surrenders (note 6)	(4,057,397)	(2,870,919)	(27,625)	(48,159)	(582,195)	(734,627)	(330,926)	(450,687)
Death benefits (note 4)	(288,027)	(452,890)	(15,769)	(310,889)	(1,053,528)	(44,364)	(30,288)	(20,815)
Net policy repayments (loans) (note 5)	(330,076)	539,684	(13,573)	(19,212)	168,296	45,903	(32,995)	(15,328)
Deductions for surrender charges (note 2d)	(2,248)	(1,564)	(4)	(503)	(246)	(857)	(1,180)	(2,617)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,213,344)	(2,256,171)	(59,667)	(61,389)	(665,223)	(650,441)	(332,867)	(296,668)
Asset charges (note 3):
FPVUL & VEL contracts	(145,129)	(156,849)	(4,598)	(4,806)	(14,172)	(22,620)	(19,198)	(19,360)
MSP contracts	(5,972)	(6,841)	(3,924)	(3,956)	(3,876)	(4,102)	(1,576)	(1,633)
SL contracts or LSFP contracts	(17,134)	(18,890)	(450)	(511)	(5,650)	(4,798)	(1,168)	(1,169)
Adjustments to maintain reserves	737	(194)	(17)	8	181	9	57	17

Net equity transactions	(5,381,794)	(4,277,559)	(21,623)	(290,344)	3,858,253	5,077,818	2,254,188	2,847,019

Net change in contract owners’ equity	3,988,220	(6,835,878)	85,988	(288,577)	5,647,506	4,949,316	3,173,155	2,724,682
Contract owners’ equity beginning of period	56,301,658	63,137,536	2,221,284	2,509,861	27,384,785	22,435,469	12,707,207	9,982,525

Contract owners’ equity end of period	$60,289,878	56,301,658	2,307,272	2,221,284	33,032,291	27,384,785	15,880,362	12,707,207

CHANGES IN UNITS:
Beginning units	2,345,447	2,527,460	125,604	141,331	1,516,176	1,234,002	670,689	523,809
Units purchased	184,640	163,364	11,292	8,899	420,340	363,732	245,843	193,483
Units redeemed	(403,765)	(345,377)	(13,069)	(24,626)	(205,426)	(81,558)	(127,681)	(46,603)

Ending units	2,126,322	2,345,447	123,827	125,604	1,731,090	1,516,176	788,851	670,689

	FFINS		FGOS		FGS		FHIS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$11,606	18,948	(86)	(2,514)	(70,579)	72,335	672,461	878,992
Realized gain (loss) on investments	2,529	9,315	(10,388)	1,000,287	2,610,095	4,135,585	(211,169)	(64,469)
Change in unrealized gain (loss) on investments	9,956	(37,989)	1,875	(905,602)	(10,188,118)	(909,306)	1,266,607	(1,507,420)
Reinvested capital gains	10,223	1,706	5,913	51,369	8,191,795	2,753,757	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	34,314	(8,020)	(2,686)	143,540	543,193	6,052,371	1,727,899	(692,897)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	79	8	1,384	(4,220)	4,097,522	3,766,330	366,082	228,307
Transfers between funds	(269,671)	262,995	(76,935)	(2,749,963)	(806,936)	(290,920)	(267,096)	1,993,788
Surrenders (note 6)	(15,906)	(47,100)	-	-	(3,142,937)	(5,051,189)	(646,973)	(628,799)
Death benefits (note 4)	(5,331)	(7,226)	(1,191)	(130,391)	(423,104)	(570,580)	(13,860)	(339,331)
Net policy repayments (loans) (note 5)	-	-	-	59,294	(186,588)	163,841	30,074	64,190
Deductions for surrender charges (note 2d)	-	-	-	-	(1,636)	(2,917)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(8,178)	(9,843)	(6,865)	(24,699)	(3,377,607)	(3,325,228)	(428,781)	(389,909)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	(5)	(195,612)	(219,282)	(22,174)	(20,861)
MSP contracts	-	-	-	-	(5,840)	(7,092)	(1,647)	(1,553)
SL contracts or LSFP contracts	-	-	-	-	(16,383)	(17,984)	(2,322)	(2,051)
Adjustments to maintain reserves	(1)	2	309	6,514	1,055	7,991	43	28

Net equity transactions	(299,008)	198,836	(83,298)	(2,843,470)	(4,058,066)	(5,547,030)	(986,654)	903,809

Net change in contract owners’ equity	(264,694)	190,816	(85,984)	(2,699,930)	(3,514,873)	505,341	741,245	210,912
Contract owners’ equity beginning of period	1,230,126	1,039,310	437,298	3,137,228	89,520,714	89,015,373	12,742,577	12,531,665

Contract owners’ equity end of period	$965,432	1,230,126	351,314	437,298	86,005,841	89,520,714	13,483,822	12,742,577

CHANGES IN UNITS:
Beginning units	104,625	87,841	20,793	176,408	3,760,319	4,030,458	656,054	617,230
Units purchased	-	22,186	75	230	334,362	307,264	44,241	459,283
Units redeemed	(25,746)	(5,402)	(4,294)	(155,845)	(447,707)	(577,403)	(93,273)	(420,459)

Ending units	78,879	104,625	16,574	20,793	3,646,974	3,760,319	607,022	656,054

	FIP		FIGBS		FMCS		FMMP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$606,990	833,807	4,004,748	4,074,283	127,998	138,089	1,420	-
Realized gain (loss) on investments	1,887,634	2,422,243	(204,023)	(523,374)	(77,131)	1,457,252	-	-
Change in unrealized gain (loss) on investments	3,029,372	(2,744,568)	3,497,427	(5,318,505)	1,999,382	(8,149,939)	-	-
Reinvested capital gains	50,473	23,251	81,868	127,077	2,510,379	6,009,549	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,574,469	534,733	7,380,020	(1,640,519)	4,560,628	(545,049)	1,420	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	5,229	1,898	2,532,039	1,664,295	1,771,728	1,699,316	-	-
Transfers between funds	(238,990)	13,964,305	10,783,694	22,909,778	(1,592,280)	(4,857,132)	9,556,817	-
Surrenders (note 6)	(844,463)	(1,808,100)	(2,315,119)	(2,408,131)	(4,778,727)	(3,440,765)	(191,000)	-
Death benefits (note 4)	(241,755)	(284,334)	(401,534)	(65,032)	(129,612)	(107,914)	-	-
Net policy repayments (loans) (note 5)	-	-	(132,672)	6,359	66,347	(132,977)	-	-
Deductions for surrender charges (note 2d)	-	-	(456)	(1,185)	(1,346)	(2,474)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(397,599)	(365,699)	(2,126,907)	(1,906,105)	(1,226,023)	(1,226,525)	(14,435)	-
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(23,897)	(25,756)	(76,732)	(92,075)	-	-
MSP contracts	-	-	(3,726)	(3,844)	(4,253)	(4,496)	-	-
SL contracts or LSFP contracts	-	-	(8,076)	(7,701)	(11,293)	(12,662)	-	-
Adjustments to maintain reserves	331	1	854	(18)	181	(57)	98	-

Net equity transactions	(1,717,247)	11,508,071	8,304,200	20,162,660	(5,982,010)	(8,177,761)	9,351,480	-

Net change in contract owners’ equity	3,857,222	12,042,804	15,684,220	18,522,141	(1,421,382)	(8,722,810)	9,352,900	-
Contract owners’ equity beginning of period	46,835,841	34,793,037	170,471,100	151,948,959	41,543,203	50,266,013	-	-

Contract owners’ equity end of period	$50,693,063	46,835,841	186,155,320	170,471,100	40,121,821	41,543,203	9,352,900	-

CHANGES IN UNITS:
Beginning units	2,841,994	2,135,022	10,467,562	9,237,349	977,992	1,164,190	-	-
Units purchased	-	856,530	918,336	1,586,606	63,305	42,622	955,677	-
Units redeemed	(86,378)	(149,558)	(437,687)	(356,393)	(197,740)	(228,820)	(20,542)	-

Ending units	2,755,616	2,841,994	10,948,211	10,467,562	843,557	977,992	935,135	-

	FOS		FVSS		FF05S		FF15S
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$210,115	233,301	34,110	37,283	3,773	2,746	97,252	168,602
Realized gain (loss) on investments	201,818	847,327	173,115	1,041,060	(2,136)	193	(311,500)	181,306
Change in unrealized gain (loss) on investments	(1,371,624)	(1,453,059)	77,116	(1,184,629)	7,036	(5,727)	265,254	(454,356)
Reinvested capital gains	27,212	18,961	-	4,120	1,970	361	291,446	54,176

Net increase (decrease) in contract owners’ equity resulting from operations	(932,479)	(353,470)	284,341	(102,166)	10,643	(2,427)	342,452	(50,272)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	660,243	461,694	129,077	123,236	19	2	213,200	330,847
Transfers between funds	(850,704)	10,854,064	(187,512)	(1,650,801)	157,867	89,017	(2,830,504)	1,828,265
Surrenders (note 6)	(889,871)	(1,767,228)	(105,854)	(94,861)	(4,990)	(5,300)	(235,445)	(252,054)
Death benefits (note 4)	(58,295)	(75,844)	(1,245)	(236,993)	(871)	(688)	(8,302)	(8,494)
Net policy repayments (loans) (note 5)	19,020	37,753	4,176	4,858	-	-	(4,735)	(3,222)
Deductions for surrender charges (note 2d)	(694)	(610)	(14)	(127)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(694,255)	(605,284)	(130,752)	(150,992)	(2,017)	(1,018)	(141,053)	(193,308)
Asset charges (note 3):
FPVUL & VEL contracts	(45,565)	(41,140)	(11,073)	(13,482)	-	-	(765)	(909)
MSP contracts	(1,219)	(1,113)	(141)	(153)	-	-	-	-
SL contracts or LSFP contracts	(6,245)	(5,502)	(334)	(438)	-	-	-	-
Adjustments to maintain reserves	21	(13)	21	(25)	(10)	(2)	49	15

Net equity transactions	(1,867,564)	8,856,777	(303,651)	(2,019,778)	149,998	82,011	(3,007,555)	1,701,140

Net change in contract owners’ equity	(2,800,043)	8,503,307	(19,310)	(2,121,944)	160,641	79,584	(2,665,103)	1,650,868
Contract owners’ equity beginning of period	18,130,581	9,627,274	3,457,479	5,579,423	171,219	91,635	10,782,045	9,131,177

Contract owners’ equity end of period	$15,330,538	18,130,581	3,438,169	3,457,479	331,860	171,219	8,116,942	10,782,045

CHANGES IN UNITS:
Beginning units	882,090	527,024	133,932	210,258	13,584	7,230	785,176	660,580
Units purchased	44,018	814,756	8,559	7,155	12,175	6,904	43,597	179,516
Units redeemed	(147,604)	(459,690)	(20,765)	(83,481)	(605)	(550)	(269,106)	(54,920)

Ending units	778,504	882,090	121,726	133,932	25,154	13,584	559,667	785,176

	FF25S		FF40S		GVMCE		GVCSE
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$216,081	217,305	85,277	94,944	239,574	57,226	681	100
Realized gain (loss) on investments	27,906	467,557	26,275	439,019	(3,665,563)	6,311,028	(4,145)	(4,040)
Change in unrealized gain (loss) on investments	324,699	(833,914)	199,275	(620,117)	7,439,462	(14,080,635)	11,915	(5,177)
Reinvested capital gains	408,452	73,306	262,373	43,025	12,988	3,193,109	1,951	8,843

Net increase (decrease) in contract owners’ equity resulting from operations	977,138	(75,746)	573,200	(43,129)	4,026,461	(4,519,272)	10,402	(274)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	205,584	311,257	455,474	181,138	45,973	61,258	-	-
Transfers between funds	3,589,241	3,768,518	1,164,414	1,381,857	(17,169,809)	(16,082,002)	503,737	23,527
Surrenders (note 6)	(507,574)	(760,696)	(240,260)	(316,240)	(1,523,422)	(3,531,170)	-	-
Death benefits (note 4)	(26,849)	(36,000)	(34,859)	(8,416)	(151,948)	(92,645)	-	-
Net policy repayments (loans) (note 5)	123,159	(155,447)	(12,821)	5,553	654,606	36,486	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(276,676)	(228,885)	(157,394)	(130,081)	(366,718)	(501,834)	(5,478)	(3,605)
Asset charges (note 3):
FPVUL & VEL contracts	(882)	(1,033)	(859)	(858)	-	-	(25)	(22)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	94	(8)	59	1	286	(89)	(6)	5

Net equity transactions	3,106,097	2,897,706	1,173,754	1,112,954	(18,511,032)	(20,109,996)	498,228	19,905

Net change in contract owners’ equity	4,083,235	2,821,960	1,746,954	1,069,825	(14,484,571)	(24,629,268)	508,630	19,631
Contract owners’ equity beginning of period	13,753,120	10,931,160	6,716,605	5,646,780	38,868,918	63,498,186	59,353	39,722

Contract owners’ equity end of period	$17,836,355	13,753,120	8,463,559	6,716,605	24,384,347	38,868,918	567,983	59,353

CHANGES IN UNITS:
Beginning units	974,642	769,831	429,474	358,910	1,165,986	1,722,307	4,569	2,986
Units purchased	304,917	285,431	142,190	99,377	27,786	2,346	31,237	2,503
Units redeemed	(86,100)	(80,620)	(63,811)	(28,813)	(547,578)	(558,667)	(467)	(920)

Ending units	1,193,459	974,642	507,853	429,474	646,194	1,165,986	35,339	4,569

	GVGOPS		GVGMNS		SBVSG		BNCAI
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(3,505)	(3,582)	53	23	(24,218)	(24,439)	13,106	(20,487)
Realized gain (loss) on investments	(181,531)	(165,353)	(700)	924	(428,485)	(75,569)	(61,629)	359,343
Change in unrealized gain (loss) on investments	203,432	(60,394)	1,593	(3,049)	679,565	(650,497)	20,485	(1,586,865)
Reinvested capital gains	8,984	119,074	-	577	458,852	250,052	397,350	783,787

Net increase (decrease) in contract owners’ equity resulting from operations	27,380	(110,255)	946	(1,525)	685,714	(500,453)	369,312	(464,222)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	124,341	160,356	1,354	1,285	795,320	878,039	119,274	159,303
Transfers between funds	(259,908)	383,689	(8,295)	(360)	474,679	2,704,324	(2,219,684)	(2,182,156)
Surrenders (note 6)	(30,057)	(246,576)	-	(8,390)	(654,068)	(670,397)	(956,380)	(126,277)
Death benefits (note 4)	-	(220)	-	-	(75,471)	(11,029)	(6,507)	(4,041)
Net policy repayments (loans) (note 5)	(1,107)	246	(40)	(64)	(13,284)	(30,247)	680,569	19,322
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(28,671)	(29,060)	(1,339)	(1,603)	(198,906)	(185,716)	(76,956)	(94,525)
Asset charges (note 3):
FPVUL & VEL contracts	(96)	(80)	(114)	(141)	(1,700)	(1,038)	(45)	(49)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(8)	11	7	2	71	(3)	74	(13)

Net equity transactions	(195,506)	268,366	(8,427)	(9,271)	326,641	2,683,933	(2,459,655)	(2,228,436)

Net change in contract owners’ equity	(168,126)	158,111	(7,481)	(10,796)	1,012,355	2,183,480	(2,090,343)	(2,692,658)
Contract owners’ equity beginning of period	1,422,670	1,264,559	26,382	37,178	11,222,935	9,039,455	7,628,457	10,321,115

Contract owners’ equity end of period	$1,254,544	1,422,670	18,901	26,382	12,235,290	11,222,935	5,538,114	7,628,457

CHANGES IN UNITS:
Beginning units	98,136	82,502	2,301	3,054	614,965	472,936	219,509	281,384
Units purchased	14,382	38,878	115	107	151,038	198,155	27,844	5,338
Units redeemed	(27,017)	(23,244)	(836)	(860)	(131,285)	(56,126)	(96,103)	(67,213)

Ending units	85,501	98,136	1,580	2,301	634,718	614,965	151,250	219,509

	OVGR		OVGS		OVIG		OVGI
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$19,512	(19,003)	635,094	891,815	98,417	48,964	328,782	282,515
Realized gain (loss) on investments	264,896	1,631,191	1,947,453	6,866,639	(240,036)	(40,431)	302,545	971,051
Change in unrealized gain (loss) on investments	(1,786,574)	(3,585,060)	(7,341,044)	(9,612,017)	(208,566)	(311,357)	(857,756)	(4,973,461)
Reinvested capital gains	1,134,448	2,549,306	4,564,074	4,917,842	253,641	369,692	3,618,968	4,806,256

Net increase (decrease) in contract owners’ equity resulting from operations	(367,718)	576,434	(194,423)	3,064,279	(96,544)	66,868	3,392,539	1,086,361

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	21,285	42,434	3,098,848	2,917,112	1,178,601	286,378	1,128,983	1,157,135
Transfers between funds	(967,738)	(3,094,453)	(1,287,259)	(3,216,690)	6,763,318	3,108,864	65,721	(493,672)
Surrenders (note 6)	(341,884)	(907,707)	(4,726,982)	(2,122,796)	(270,115)	(155,866)	(1,070,457)	(1,177,100)
Death benefits (note 4)	(29,428)	(27,737)	(230,825)	(188,356)	(56,071)	(555)	(130,782)	(248,436)
Net policy repayments (loans) (note 5)	213	(1,060)	(381,272)	(389,434)	(11,040)	10,851	(110,909)	(26,854)
Deductions for surrender charges (note 2d)	-	-	(1,587)	(2,711)	-	-	(453)	(2,573)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(261,498)	(286,464)	(1,716,029)	(1,746,600)	(291,382)	(154,248)	(1,311,913)	(1,252,448)
Asset charges (note 3):
FPVUL & VEL contracts	(44)	(180)	(90,098)	(106,800)	(3,689)	(856)	(93,438)	(99,934)
MSP contracts	-	-	(5,087)	(5,943)	-	-	(4,186)	(4,225)
SL contracts or LSFP contracts	-	-	(11,776)	(13,690)	-	-	(7,328)	(7,382)
Adjustments to maintain reserves	(533)	938	296	10	45	5	16	1

Net equity transactions	(1,579,627)	(4,274,229)	(5,351,771)	(4,875,898)	7,309,667	3,094,573	(1,534,746)	(2,155,488)

Net change in contract owners’ equity	(1,947,345)	(3,697,795)	(5,546,194)	(1,811,619)	7,213,123	3,161,441	1,857,793	(1,069,127)
Contract owners’ equity beginning of period	12,220,538	15,918,333	74,591,145	76,402,764	6,271,624	3,110,183	30,977,868	32,046,995

Contract owners’ equity end of period	$10,273,193	12,220,538	69,044,951	74,591,145	13,484,747	6,271,624	32,835,661	30,977,868

CHANGES IN UNITS:
Beginning units	701,016	914,523	3,251,249	3,457,910	567,662	290,603	1,317,469	1,408,467
Units purchased	8,877	6,487	208,358	186,110	746,087	305,164	81,242	73,419
Units redeemed	(105,872)	(219,994)	(446,364)	(392,771)	(65,201)	(28,105)	(143,698)	(164,417)

Ending units	604,021	701,016	3,013,243	3,251,249	1,248,548	567,662	1,255,013	1,317,469

	OVSC		OVAG		OVSB		PMVAAA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$34,134	58,791	(9,849)	(11,928)	857,814	1,300,440	522,092	759,773
Realized gain (loss) on investments	(534)	434,129	617,682	1,423,445	(225,123)	(421,949)	(1,123,681)	(1,140,261)
Change in unrealized gain (loss) on investments	820,876	(1,865,155)	(1,948,657)	(2,011,294)	454,100	(1,400,706)	3,049,279	(1,813,156)
Reinvested capital gains	253,053	970,386	1,878,904	2,382,946	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,107,529	(401,849)	538,080	1,783,169	1,086,791	(522,215)	2,447,690	(2,193,644)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	640,941	754,062	1,042,473	1,118,544	272,933	726,030	383,190	235,225
Transfers between funds	(527,673)	77,440	(540,255)	(970,448)	(370,342)	821,764	(865,254)	(3,364,278)
Surrenders (note 6)	(463,901)	(726,597)	(1,104,213)	(1,831,233)	(1,805,176)	(2,835,868)	(373,289)	(759,216)
Death benefits (note 4)	(16,516)	(8,295)	(105,881)	(151,064)	(241)	(4,589)	(111,065)	(161,580)
Net policy repayments (loans) (note 5)	14,026	(11,731)	99,715	18,572	(291,488)	(344,898)	(3,473)	(10,312)
Deductions for surrender charges (note 2d)	(570)	(305)	-	(77)	(316)	(718)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(244,857)	(253,777)	(1,146,610)	(1,168,729)	(192,235)	(193,121)	(239,560)	(295,949)
Asset charges (note 3):
FPVUL & VEL contracts	(19,520)	(21,529)	(79,119)	(89,114)	(6,750)	(7,027)	(3,308)	(3,250)
MSP contracts	(459)	(539)	(1,420)	(1,561)	(108)	(80)	-	-
SL contracts or LSFP contracts	(3,378)	(3,402)	(3,569)	(3,899)	(37,788)	(47,605)	-	-
Adjustments to maintain reserves	16	(4)	1,959	5,102	6	(1)	156	(41)

Net equity transactions	(621,891)	(194,677)	(1,836,920)	(3,073,907)	(2,431,505)	(1,886,113)	(1,212,603)	(4,359,401)

Net change in contract owners’ equity	485,638	(596,526)	(1,298,840)	(1,290,738)	(1,344,714)	(2,408,328)	1,235,087	(6,553,045)
Contract owners’ equity beginning of period	6,604,590	7,201,116	25,440,131	26,730,869	18,872,561	21,280,889	20,816,920	27,369,965

Contract owners’ equity end of period	$7,090,228	6,604,590	24,141,291	25,440,131	17,527,847	18,872,561	22,052,007	20,816,920

CHANGES IN UNITS:
Beginning units	177,013	181,616	1,117,680	1,275,602	1,411,021	1,555,119	1,268,463	1,513,875
Units purchased	7,936	16,587	59,549	68,241	32,726	68,292	115,227	19,946
Units redeemed	(23,979)	(21,190)	(135,861)	(226,163)	(213,626)	(212,390)	(193,545)	(265,358)

Ending units	160,970	177,013	1,041,368	1,117,680	1,230,121	1,411,021	1,190,145	1,268,463

	PMVRSA		PMVFBA		PMVLGA		PMVLDA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1,665	1,350	16,567	20,463	43,598	49,413	567,263	1,663,091
Realized gain (loss) on investments	(7,714)	(9,415)	(55,055)	(44,538)	320,082	87,015	(766,389)	(420,973)
Change in unrealized gain (loss) on investments	27,656	(7,630)	119,503	(82,502)	(187,530)	(168,979)	705,346	(1,114,082)
Reinvested capital gains	-	-	-	5,347	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	21,607	(15,695)	81,015	(101,230)	176,150	(32,551)	506,220	128,036

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	61,502	2,356	86,092	42,012	245,836	222,907	1,420,342	1,670,553
Transfers between funds	42,216	33,493	(409,656)	707,917	(1,753,918)	154,203	(10,596,345)	(11,429,236)
Surrenders (note 6)	(1,625)	(2,383)	(144,733)	(61,829)	-	(82,062)	(1,603,788)	(3,467,899)
Death benefits (note 4)	-	-	(156,592)	(46)	-	-	(268,934)	(205,183)
Net policy repayments (loans) (note 5)	(587)	(3,199)	(5,296)	19,063	(37,982)	(30,239)	641,087	55,607
Deductions for surrender charges (note 2d)	-	-	(199)	-	-	-	(323)	(113)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,312)	(1,833)	(47,767)	(44,431)	(43,188)	(42,742)	(828,371)	(949,731)
Asset charges (note 3):
FPVUL & VEL contracts	(432)	(224)	(2,177)	(2,450)	(29)	(46)	(17,701)	(21,058)
MSP contracts	-	-	(31)	(31)	-	-	(1,204)	(1,177)
SL contracts or LSFP contracts	-	-	(468)	(366)	-	-	(2,596)	(2,757)
Adjustments to maintain reserves	2	(1)	125	(213)	286	(317)	1,633	(2,064)

Net equity transactions	97,764	28,209	(680,702)	659,626	(1,588,995)	221,704	(11,256,200)	(14,353,058)

Net change in contract owners’ equity	119,371	12,514	(599,687)	558,396	(1,412,845)	189,153	(10,749,980)	(14,225,022)
Contract owners’ equity beginning of period	49,651	37,137	1,934,119	1,375,723	2,725,551	2,536,398	50,361,877	64,586,899

Contract owners’ equity end of period	$169,022	49,651	1,334,432	1,934,119	1,312,706	2,725,551	39,611,897	50,361,877

CHANGES IN UNITS:
Beginning units	8,994	4,998	160,948	106,364	183,456	167,933	3,359,878	4,315,631
Units purchased	18,747	5,140	26,430	63,998	58,738	26,689	240,679	166,239
Units redeemed	(1,153)	(1,144)	(78,719)	(9,414)	(154,417)	(11,166)	(988,442)	(1,121,992)

Ending units	26,588	8,994	108,659	160,948	87,777	183,456	2,612,115	3,359,878

	PMVRRA		PMVTRA		PIVEMI		PIHYB1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1,340,144	2,719,251	1,651,841	4,669,738	3,064	28,173	203,136	230,829
Realized gain (loss) on investments	(4,855,695)	(3,429,599)	(1,243,164)	(2,325,675)	(171,037)	(143,169)	(149,268)	(333,262)
Change in unrealized gain (loss) on investments	7,131,930	(1,159,640)	1,722,319	(1,948,588)	195,028	(86,496)	521,670	(250,895)
Reinvested capital gains	-	-	-	956,880	-	96,814	-	176,411

Net increase (decrease) in contract owners’ equity resulting from operations	3,616,379	(1,869,988)	2,130,996	1,352,355	27,055	(104,678)	575,538	(176,917)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,357,518	3,700,983	5,917,355	4,703,784	3,873	15,359	318,900	41,701
Transfers between funds	(15,785,409)	(23,406,868)	(4,803,039)	(79,070,397)	(296,016)	(5,755)	105,069	(1,227,629)
Surrenders (note 6)	(2,009,833)	(4,792,443)	(11,312,075)	(6,694,905)	(69)	(35,171)	(100,993)	(77,607)
Death benefits (note 4)	(765,747)	(123,889)	(440,284)	(729,212)	-	15	(38,364)	(8,318)
Net policy repayments (loans) (note 5)	(22,077)	277,260	3,561,909	(615,632)	(5,616)	(22,517)	15,912	8,118
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(847,680)	(942,273)	(1,664,351)	(1,861,424)	(9,310)	(10,060)	(84,693)	(87,577)
Asset charges (note 3):
FPVUL & VEL contracts	(9,056)	(8,046)	(39,666)	(37,354)	(874)	(939)	(937)	(854)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(3,816)	(314)	8,618	(6,293)	3	2	679	(297)

Net equity transactions	(17,086,100)	(25,295,590)	(8,771,533)	(84,311,433)	(308,009)	(59,066)	215,573	(1,352,463)

Net change in contract owners’ equity	(13,469,721)	(27,165,578)	(6,640,537)	(82,959,078)	(280,954)	(163,744)	791,111	(1,529,380)
Contract owners’ equity beginning of period	68,846,366	96,011,944	85,963,454	168,922,532	660,266	824,010	3,941,198	5,470,578

Contract owners’ equity end of period	$55,376,645	68,846,366	79,322,917	85,963,454	379,312	660,266	4,732,309	3,941,198

CHANGES IN UNITS:
Beginning units	3,850,039	5,207,734	4,440,358	8,771,801	120,357	127,281	154,355	204,952
Units purchased	280,354	252,011	734,217	446,018	761	17,101	19,141	7,192
Units redeemed	(1,182,443)	(1,609,706)	(1,182,590)	(4,777,461)	(55,814)	(24,025)	(11,030)	(57,789)

Ending units	2,947,950	3,850,039	3,991,985	4,440,358	65,304	120,357	162,466	154,355

	PVGIB		PVGOB		PVTIGB		PVTSCB
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$15,566	18,519	-	-	29,513	13,129	8,647	4,792
Realized gain (loss) on investments	35,956	64,016	32	-	42,576	58,197	(62,163)	(70,712)
Change in unrealized gain (loss) on investments	44,131	(163,319)	8,380	-	(99,753)	(73,704)	200,135	(62,090)
Reinvested capital gains	27,489	-	-	-	-	-	91,160	88,346

Net increase (decrease) in contract owners’ equity resulting from operations	123,142	(80,784)	8,412	-	(27,664)	(2,378)	237,779	(39,664)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	37,272	50,543	5,431	-	26,918	44,115	77,369	2,393
Transfers between funds	(82,316)	19,698	1,149,494	-	(15,602)	25,862	(117,147)	160,158
Surrenders (note 6)	(22,332)	(253,781)	-	-	(90,158)	(161,183)	(2,148)	(1,697)
Death benefits (note 4)	-	-	-	-	(3,737)	(16,671)	-	(11)
Net policy repayments (loans) (note 5)	7,717	173,980	6,736	-	7,113	20,191	(466)	(403)
Deductions for surrender charges (note 2d)	(588)	-	-	-	(15)	(42)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(45,215)	(48,644)	(5,582)	-	(35,105)	(46,287)	(28,814)	(25,006)
Asset charges (note 3):
FPVUL & VEL contracts	(3,190)	(3,853)	(410)	-	(2,293)	(3,074)	(155)	(126)
MSP contracts	(45)	(47)	(60)	-	(17)	(15)	-	-
SL contracts or LSFP contracts	(512)	(552)	(48)	-	(356)	(429)	-	-
Adjustments to maintain reserves	(7)	(15)	1	-	(11)	(3)	5	(6)

Net equity transactions	(109,216)	(62,671)	1,155,562	-	(113,263)	(137,536)	(71,356)	135,302

Net change in contract owners’ equity	13,926	(143,455)	1,163,974	-	(140,927)	(139,914)	166,423	95,638
Contract owners’ equity beginning of period	939,191	1,082,646	-	-	971,980	1,111,894	832,325	736,687

Contract owners’ equity end of period	$953,117	939,191	1,163,974	-	831,053	971,980	998,748	832,325

CHANGES IN UNITS:
Beginning units	41,318	44,044	-	-	45,227	51,810	61,145	51,730
Units purchased	1,769	3,811	115,922	-	2,614	2,826	5,797	11,210
Units redeemed	(6,631)	(6,537)	(1,181)	-	(8,199)	(9,409)	(9,243)	(1,795)

Ending units	36,456	41,318	114,741	-	39,642	45,227	57,699	61,145

	PVTVB		ACGI		ACEG		AVBVI
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$14,274	17,063	45,633	136,142	-	-	(3)	10,552
Realized gain (loss) on investments	(53,253)	58,525	(235,204)	150,165	83,193	50,542	(167)	66,450
Change in unrealized gain (loss) on investments	5,900	(393,229)	694,361	(1,239,878)	(172,967)	(5,413)	(93)	(132,970)
Reinvested capital gains	50,757	233,250	476,281	772,632	102,736	5,791	174	31,138

Net increase (decrease) in contract owners’ equity resulting from operations	17,678	(84,391)	981,071	(180,939)	12,962	50,920	(89)	(24,830)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	47,909	68,766	(13,815)	18,169	56,839	57,670	205	14,364
Transfers between funds	(1,317,801)	(100,953)	240,197	77,690	(144,095)	208,169	(8,677)	(519,757)
Surrenders (note 6)	(53,959)	(87,793)	(17,329)	(409,181)	(96,191)	(55,420)	-	(118,060)
Death benefits (note 4)	(1,951)	(4,018)	-	(22)	(7,138)	-	-	-
Net policy repayments (loans) (note 5)	6,921	17,635	(898)	(655)	19,350	10,079	-	118,060
Deductions for surrender charges (note 2d)	-	(113)	-	-	(59)	(159)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(42,947)	(52,536)	(72,520)	(69,578)	(52,555)	(52,674)	(483)	(4,563)
Asset charges (note 3):
FPVUL & VEL contracts	(3,389)	(4,842)	(36)	(39)	(4,377)	(4,377)	-	-
MSP contracts	(448)	(604)	-	-	(207)	(248)	-	-
SL contracts or LSFP contracts	(576)	(752)	-	-	(178)	(168)	-	-
Adjustments to maintain reserves	-	(5)	18	17	4	-	(7)	25

Net equity transactions	(1,366,241)	(165,215)	135,617	(383,599)	(228,607)	162,872	(8,962)	(509,931)

Net change in contract owners’ equity	(1,348,563)	(249,606)	1,116,688	(564,538)	(215,645)	213,792	(9,051)	(534,761)
Contract owners’ equity beginning of period	1,348,563	1,598,169	4,730,237	5,294,775	1,322,616	1,108,824	9,527	544,288

Contract owners’ equity end of period	$-	1,348,563	5,846,925	4,730,237	1,106,971	1,322,616	476	9,527

CHANGES IN UNITS:
Beginning units	53,180	59,171	288,247	312,024	85,010	74,837	496	24,969
Units purchased	2,396	3,061	16,366	1,575	4,338	18,178	12	763
Units redeemed	(55,576)	(9,052)	(6,237)	(25,352)	(19,776)	(8,005)	(487)	(25,236)

Ending units	-	53,180	298,376	288,247	69,572	85,010	21	496

	AVHY1		AVIE		AVMCCI		AVSCE
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$563,575	757,679	547,970	578,894	(199)	708	(557)	(253)
Realized gain (loss) on investments	(262,311)	(60,012)	1,612,198	3,810,415	(51,522)	(14,751)	(42,933)	(21,332)
Change in unrealized gain (loss) on investments	1,149,530	(1,152,971)	(2,520,375)	(5,901,229)	60,083	(38,348)	53,568	(43,040)
Reinvested capital gains	-	-	-	-	27,727	39,216	17,325	42,403

Net increase (decrease) in contract owners’ equity resulting from operations	1,450,794	(455,304)	(360,207)	(1,511,920)	36,089	(13,175)	27,403	(22,222)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	334,329	280,857	1,690,071	2,025,128	23,618	31,930	-	-
Transfers between funds	(440,421)	(581,516)	(389,178)	(4,796,861)	(99,664)	20,812	33,342	225,243
Surrenders (note 6)	(640,052)	(703,125)	(4,220,400)	(6,568,474)	(4,656)	(56,141)	-	-
Death benefits (note 4)	(48,057)	(131,905)	(103,221)	(149,568)	-	(4,680)	-	(4)
Net policy repayments (loans) (note 5)	563	47,335	(71,559)	46,727	(501)	(4,520)	(52)	(1,995)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(139,884)	(151,325)	(581,953)	(615,625)	(11,651)	(13,542)	(1,677)	(630)
Asset charges (note 3):
FPVUL & VEL contracts	(364)	(482)	(2,725)	(3,105)	(455)	(412)	-	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	155	(132)	168	(58)	6	(7)	5	(2)

Net equity transactions	(933,731)	(1,240,293)	(3,678,797)	(10,061,836)	(93,303)	(26,560)	31,618	222,612

Net change in contract owners’ equity	517,063	(1,695,597)	(4,039,004)	(11,573,756)	(57,214)	(39,735)	59,021	200,390
Contract owners’ equity beginning of period	13,801,155	15,496,752	47,081,685	58,655,441	402,728	442,463	200,390	-

Contract owners’ equity end of period	$14,318,218	13,801,155	43,042,681	47,081,685	345,514	402,728	259,411	200,390

CHANGES IN UNITS:
Beginning units	1,054,103	1,143,753	2,038,231	2,475,931	21,154	22,264	19,997	-
Units purchased	31,617	36,625	262,658	278,070	2,034	4,587	3,329	20,260
Units redeemed	(100,332)	(126,275)	(424,991)	(715,770)	(7,204)	(5,697)	(169)	(263)

Ending units	985,388	1,054,103	1,875,898	2,038,231	15,984	21,154	23,157	19,997

	ROCMC		RVARS		TREI2		TRHS2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$34,150	(18,834)	536	5,292	523,471	869,104	(28,140)	(38,827)
Realized gain (loss) on investments	(740,554)	(124,506)	9,750	28,794	3,502,292	6,969,013	2,792,366	4,087,794
Change in unrealized gain (loss) on investments	1,903,622	(1,541,321)	(12,149)	(21,158)	(2,126,377)	(14,033,326)	(6,483,689)	(2,725,705)
Reinvested capital gains	-	446,667	-	-	2,612,541	1,216,426	171,039	2,580,507

Net increase (decrease) in contract owners’ equity resulting from operations	1,197,218	(1,237,994)	(1,863)	12,928	4,511,927	(4,978,783)	(3,548,424)	3,903,769

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	248,190	447,745	17,699	5,601	1,650,397	1,563,365	624,525	615,647
Transfers between funds	(1,658,524)	(2,504,334)	264,350	(416,266)	(28,293,862)	(14,809,993)	(7,371,673)	1,165,213
Surrenders (note 6)	(289,121)	(854,055)	(53,022)	(20,753)	(1,610,076)	(3,158,696)	(1,150,540)	(1,259,110)
Death benefits (note 4)	(17,715)	(66,320)	-	-	(111,687)	(270,039)	(104,381)	(143,796)
Net policy repayments (loans) (note 5)	578	9,147	(3,319)	3,359	639,689	(26,872)	(30,272)	(226,256)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(921)	(411)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(122,527)	(154,484)	(33,952)	(29,630)	(440,840)	(823,267)	(704,093)	(773,385)
Asset charges (note 3):
FPVUL & VEL contracts	(1,280)	(1,438)	(1,472)	(2,846)	(2,844)	(3,659)	(32,834)	(42,291)
MSP contracts	-	-	-	-	-	-	(1,791)	(1,962)
SL contracts or LSFP contracts	-	-	-	-	-	-	(7,401)	(9,715)
Adjustments to maintain reserves	29	25	(4)	(4)	240	(32)	74	37

Net equity transactions	(1,840,370)	(3,123,714)	190,280	(460,539)	(28,168,983)	(17,529,193)	(8,779,307)	(676,029)

Net change in contract owners’ equity	(643,152)	(4,361,708)	188,417	(447,611)	(23,657,056)	(22,507,976)	(12,327,731)	3,227,740
Contract owners’ equity beginning of period	6,917,448	11,279,156	342,230	789,841	51,431,936	73,939,912	34,363,964	31,136,224

Contract owners’ equity end of period	$6,274,296	6,917,448	530,647	342,230	27,774,880	51,431,936	22,036,233	34,363,964

CHANGES IN UNITS:
Beginning units	261,835	372,394	32,120	75,501	2,107,227	2,807,870	999,696	1,018,380
Units purchased	23,874	16,575	35,260	3,117	95,241	67,441	27,573	82,203
Units redeemed	(86,628)	(127,134)	(17,334)	(46,498)	(1,243,027)	(768,084)	(308,244)	(100,887)

Ending units	199,081	261,835	50,046	32,120	959,441	2,107,227	719,025	999,696

	TRLT1		TRMCG2		TRNAG1		TRPSB1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$235,090	202,315	(53,393)	(58,571)	(64,057)	(82,814)	54,657	54,248
Realized gain (loss) on investments	(77,599)	(101,809)	(295,514)	5,240,635	(2,084,600)	2,310,271	(188,191)	(125,093)
Change in unrealized gain (loss) on investments	114,377	(96,311)	49,969	(6,026,438)	631,470	(2,590,922)	279,097	(216,742)
Reinvested capital gains	-	-	1,493,887	2,808,783	1,734,518	4,090,222	91,725	266,599

Net increase (decrease) in contract owners’ equity resulting from operations	271,868	4,195	1,194,949	1,964,409	217,331	3,726,757	237,288	(20,988)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	279,362	304,872	31,967	(28,237)	2,815,837	2,396,113	374,173	138,534
Transfers between funds	(4,913,962)	11,909,945	409,211	(11,583,147)	(6,513,369)	(2,388,278)	19,824	708,184
Surrenders (note 6)	(3,711,993)	(4,881,861)	(72,582)	(3,242,433)	(2,667,924)	(3,871,779)	(344,557)	(1,140,617)
Death benefits (note 4)	(16,811)	(146,667)	(20,402)	(405,560)	(349,349)	(48,880)	-	(3,117)
Net policy repayments (loans) (note 5)	(229,178)	2,071	675,819	(21,086)	383,960	(476,989)	51,619	(40,644)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(275,496)	(300,711)	(198,434)	(224,267)	(590,852)	(619,854)	(61,447)	(49,041)
Asset charges (note 3):
FPVUL & VEL contracts	(534)	(613)	-	-	(7,246)	(9,692)	(363)	(1,048)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	1,287	(1,842)	218	(67)	216	18	58	(8)

Net equity transactions	(8,867,325)	6,885,194	825,797	(15,504,797)	(6,928,727)	(5,019,341)	39,307	(387,757)

Net change in contract owners’ equity	(8,595,457)	6,889,389	2,020,746	(13,540,388)	(6,711,396)	(1,292,584)	276,595	(408,745)
Contract owners’ equity beginning of period	24,014,768	17,125,379	20,838,600	34,378,988	41,821,955	43,114,539	3,704,524	4,113,269

Contract owners’ equity end of period	$15,419,311	24,014,768	22,859,346	20,838,600	35,110,559	41,821,955	3,981,119	3,704,524

CHANGES IN UNITS:
Beginning units	2,318,939	1,654,482	442,133	770,625	1,528,987	1,705,856	231,861	255,954
Units purchased	62,380	1,242,581	36,748	5,669	211,304	235,566	32,030	51,965
Units redeemed	(909,160)	(578,124)	(20,329)	(334,161)	(469,777)	(412,435)	(29,573)	(76,058)

Ending units	1,472,159	2,318,939	458,552	442,133	1,270,514	1,528,987	234,318	231,861

	TRBCGP		VWEM		VWHA		VVB
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(82,494)	(62,903)	30,500	62,574	64,794	(36,549)	179,797	182,292
Realized gain (loss) on investments	1,509,207	1,409,080	(120,107)	(579,295)	(3,880,140)	(2,353,188)	59,478	253,999
Change in unrealized gain (loss) on investments	(881,856)	1,993,768	58,637	(1,865,592)	14,108,839	(7,885,482)	267,508	(881,341)
Reinvested capital gains	-	-	39,636	718,177	-	-	344,830	394,520

Net increase (decrease) in contract owners’ equity resulting from operations	544,857	3,339,945	8,666	(1,664,136)	10,293,493	(10,275,219)	851,613	(50,530)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	4,843,919	4,853,313	265,248	274,879	1,358,320	1,618,946	957	109
Transfers between funds	3,545,674	7,689,575	64,526	(3,671,528)	(202,933)	2,753,237	885,363	1,218,023
Surrenders (note 6)	(2,352,011)	(1,002,682)	(222,034)	(553,918)	(1,280,453)	(1,799,591)	(150,391)	(306,301)
Death benefits (note 4)	(1,648)	(77,499)	(34,629)	(36,336)	(97,481)	(107,971)	(40,315)	(48,965)
Net policy repayments (loans) (note 5)	(134,038)	(75,625)	43,666	109,060	(50,294)	22,638	-	-
Deductions for surrender charges (note 2d)	-	-	(61)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(690,535)	(512,766)	(303,572)	(352,633)	(627,769)	(543,234)	(67,994)	(65,442)
Asset charges (note 3):
FPVUL & VEL contracts	(15,983)	(13,972)	(15,869)	(20,592)	(19,014)	(18,846)	-	-
MSP contracts	-	-	(337)	(418)	(150)	(227)	-	-
SL contracts or LSFP contracts	-	-	(2,041)	(2,552)	(1,071)	(1,260)	-	-
Adjustments to maintain reserves	252	(3)	(24)	211	312	(150)	63	(18)

Net equity transactions	5,195,630	10,860,341	(205,127)	(4,253,827)	(920,533)	1,923,542	627,683	797,406

Net change in contract owners’ equity	5,740,487	14,200,286	(196,461)	(5,917,963)	9,372,960	(8,351,677)	1,479,296	746,876
Contract owners’ equity beginning of period	41,876,661	27,676,375	8,091,073	14,009,036	22,688,388	31,040,065	7,865,315	7,118,439

Contract owners’ equity end of period	$47,617,148	41,876,661	7,894,612	8,091,073	32,061,348	22,688,388	9,344,611	7,865,315

CHANGES IN UNITS:
Beginning units	2,425,545	1,776,681	238,851	336,325	891,836	809,893	489,833	442,815
Units purchased	750,563	751,993	18,388	12,483	127,262	160,614	50,650	73,112
Units redeemed	(434,945)	(103,129)	(24,863)	(109,957)	(128,797)	(78,671)	(15,168)	(26,094)

Ending units	2,741,163	2,425,545	232,376	238,851	890,301	891,836	525,315	489,833

	VVCG		VVDV		VVI		VVMCI
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$97,224	(13,263)	338,089	350,675	104,996	55,479	308,108	143,902
Realized gain (loss) on investments	(21,164)	43	379,235	708,830	27,395	193,527	812,689	814,562
Change in unrealized gain (loss) on investments	729,348	105,878	77,004	(2,447,870)	(205,005)	(836,825)	(261,900)	(2,777,348)
Reinvested capital gains	259,870	-	747,681	986,258	142,329	60,454	1,800,809	885,839

Net increase (decrease) in contract owners’ equity resulting from operations	1,065,278	92,658	1,542,009	(402,107)	69,715	(527,365)	2,659,706	(933,045)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	741	(266)	1,671	603	1,770	(80)	4,959	(663)
Transfers between funds	961,080	10,448,462	(1,360,393)	(1,241,874)	(1,100,018)	6,049,610	(1,710,909)	12,889,324
Surrenders (note 6)	(186,428)	(378,301)	(222,347)	(540,700)	(135,878)	(366,600)	(453,591)	(1,050,399)
Death benefits (note 4)	(37,129)	(24,947)	(75,548)	(96,368)	(38,051)	(52,379)	(126,229)	(156,645)
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(83,568)	(45,613)	(108,326)	(119,324)	(68,608)	(69,707)	(213,852)	(206,954)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	-	-	-	-	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	65	(2)	89	5	60	(11)	169	7

Net equity transactions	654,761	9,999,333	(1,764,854)	(1,997,658)	(1,340,725)	5,560,833	(2,499,453)	11,474,670

Net change in contract owners’ equity	1,720,039	10,091,991	(222,845)	(2,399,765)	(1,271,010)	5,033,468	160,253	10,541,625
Contract owners’ equity beginning of period	10,091,991	-	14,000,476	16,400,241	9,330,551	4,297,083	26,993,273	16,451,648

Contract owners’ equity end of period	$11,812,030	10,091,991	13,777,631	14,000,476	8,059,541	9,330,551	27,153,526	26,993,273

CHANGES IN UNITS:
Beginning units	1,016,660	-	942,963	1,075,270	867,678	395,718	1,540,845	923,730
Units purchased	88,265	1,062,717	-	-	1	516,149	-	696,051
Units redeemed	(29,178)	(46,057)	(119,808)	(132,307)	(130,477)	(44,189)	(143,002)	(78,936)

Ending units	1,075,747	1,016,660	823,155	942,963	737,202	867,678	1,397,843	1,540,845

	VVREI		VVSTC		VVSCG		VVHGB
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$211,253	152,700	89,911	76,654	5,269	7,131	441,697	336,636
Realized gain (loss) on investments	164,883	233,365	(7,534)	(37,140)	(75,569)	(22,409)	(33,629)	(157,341)
Change in unrealized gain (loss) on investments	(336,706)	(600,317)	54,939	5,979	290,804	(660,162)	(5,787)	(341,604)
Reinvested capital gains	611,456	325,445	-	886	347,644	513,177	58,226	71,030

Net increase (decrease) in contract owners’ equity resulting from operations	650,886	111,193	137,316	46,379	568,148	(162,263)	460,507	(91,279)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,312	(794)	224	51	728	25	1,432	(248)
Transfers between funds	352,919	(833,552)	519,703	684,863	78,511	249,914	2,604,603	5,728,339
Surrenders (note 6)	(153,766)	(323,800)	(92,583)	(204,599)	(77,195)	(154,700)	(379,111)	(783,900)
Death benefits (note 4)	(51,011)	(56,771)	(28,046)	(30,217)	(21,407)	(28,202)	(98,561)	(123,036)
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(75,745)	(74,293)	(45,982)	(40,935)	(33,173)	(34,770)	(185,908)	(162,995)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	-	-	-	-	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	75	9	20	8	13	(3)	138	(23)

Net equity transactions	74,784	(1,289,201)	353,336	409,171	(52,523)	32,264	1,942,593	4,658,137

Net change in contract owners’ equity	725,670	(1,178,008)	490,652	455,550	515,625	(129,999)	2,403,100	4,566,858
Contract owners’ equity beginning of period	8,495,138	9,673,146	5,513,186	5,057,636	4,021,049	4,151,048	20,534,955	15,968,097

Contract owners’ equity end of period	$9,220,808	8,495,138	6,003,838	5,513,186	4,536,674	4,021,049	22,938,055	20,534,955

CHANGES IN UNITS:
Beginning units	477,496	554,659	439,398	406,789	240,856	241,303	1,792,381	1,395,545
Units purchased	16,989	-	40,382	54,537	3,324	12,181	221,746	489,881
Units redeemed	(15,179)	(77,163)	(12,964)	(21,928)	(7,264)	(12,628)	(56,237)	(93,045)

Ending units	479,306	477,496	466,816	439,398	236,916	240,856	1,957,890	1,792,381

	WRASP		WRGP		WRHIP		WRMCG
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$54,386	40,279	(15,006)	(3,420)	2,711,630	2,501,877	(10,906)	(13,780)
Realized gain (loss) on investments	(2,956,905)	62,495	(698,650)	(2,557)	(1,537,892)	(832,503)	(535,333)	(5,105)
Change in unrealized gain (loss) on investments	2,491,470	(3,819,448)	(1,125,365)	(510,609)	4,306,807	(4,694,091)	500,716	(928,712)
Reinvested capital gains	-	2,345,337	1,888,577	525,750	-	435,234	333,815	490,678

Net increase (decrease) in contract owners’ equity resulting from operations	(411,049)	(1,371,337)	49,556	9,164	5,480,545	(2,589,483)	288,292	(456,919)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	595,814	709,755	411,664	491,738	780,145	981,737	297,479	481,958
Transfers between funds	(5,478,611)	1,622,490	(2,863,914)	15,897,294	(2,733,156)	(4,750,807)	(2,796,342)	1,942,205
Surrenders (note 6)	(771,983)	(689,917)	(103,116)	(604,826)	(852,584)	(699,809)	(47,440)	(71,446)
Death benefits (note 4)	(165,993)	(233,338)	(12,999)	(18)	(108,110)	(2,759)	(54,535)	(13,285)
Net policy repayments (loans) (note 5)	(4,287)	(14,864)	(20,435)	(9,388)	(63,141)	(105,199)	3,578	6,652
Deductions for surrender charges (note 2d)	(2,387)	(381)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(470,553)	(500,986)	(195,300)	(88,455)	(444,562)	(449,772)	(105,642)	(132,913)
Asset charges (note 3):
FPVUL & VEL contracts	(24,349)	(33,884)	(1,272)	(1,863)	(5,672)	(6,898)	(1,724)	(2,264)
MSP contracts	(518)	(624)	-	-	-	-	-	-
SL contracts or LSFP contracts	(3,027)	(3,851)	-	-	-	-	-	-
Adjustments to maintain reserves	8	(3)	55	17	168	(3)	20	8

Net equity transactions	(6,325,886)	854,397	(2,785,317)	15,684,499	(3,426,912)	(5,033,510)	(2,704,606)	2,210,915

Net change in contract owners’ equity	(6,736,935)	(516,940)	(2,735,761)	15,693,663	2,053,633	(7,622,993)	(2,416,314)	1,753,996
Contract owners’ equity beginning of period	14,359,260	14,876,200	19,112,081	3,418,418	36,199,055	43,822,048	6,616,270	4,862,274

Contract owners’ equity end of period	$7,622,325	14,359,260	16,376,320	19,112,081	38,252,688	36,199,055	4,199,956	6,616,270

CHANGES IN UNITS:
Beginning units	1,052,576	996,762	726,824	139,568	3,168,839	3,581,446	497,206	343,498
Units purchased	67,318	248,020	23,093	633,251	182,183	144,542	35,402	188,243
Units redeemed	(547,211)	(192,206)	(134,156)	(45,995)	(465,940)	(557,149)	(234,634)	(34,535)

Ending units	572,683	1,052,576	615,761	726,824	2,885,082	3,168,839	297,974	497,206

	WRRESP		WRSTP		SVDF		SVOF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$75,410	83,227	(18,176)	(23,249)	(13,341)	(19,554)	100,038	(8,537)
Realized gain (loss) on investments	(367,986)	236,892	(1,162,290)	645,325	(321,740)	929,488	(23,564)	1,706,484
Change in unrealized gain (loss) on investments	(227,393)	(870,992)	690,860	(1,996,424)	106,434	(3,499,131)	(6,347)	(2,911,383)
Reinvested capital gains	725,353	857,574	499,483	932,305	994,544	2,319,407	562,582	935,022

Net increase (decrease) in contract owners’ equity resulting from operations	205,384	306,701	9,877	(442,043)	765,897	(269,790)	632,709	(278,414)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	691,070	946,173	1,392,819	1,466,721	964,234	1,018,582	2,383	17,401
Transfers between funds	1,225,472	(1,771,487)	(1,578,510)	(1,032,658)	(3,345,233)	957,625	(21,291)	(3,185,090)
Surrenders (note 6)	(146,059)	(358,538)	(521,995)	(921,060)	(212,022)	(569,089)	-	(191,824)
Death benefits (note 4)	(47,521)	(932)	(87,587)	(79,327)	(207,150)	(666)	-	(1,651)
Net policy repayments (loans) (note 5)	(11,954)	(16,890)	(499,735)	(595,179)	(45,613)	55,119	(1,771)	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(142,580)	(142,397)	(321,673)	(345,690)	(176,876)	(181,876)	(77,596)	(97,930)
Asset charges (note 3):
FPVUL & VEL contracts	(6,058)	(7,148)	(9,524)	(11,751)	(12,674)	(12,014)	-	(17)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	2	12	70	(32)	60	(8)	59	11

Net equity transactions	1,562,372	(1,351,207)	(1,626,135)	(1,518,976)	(3,035,274)	1,267,673	(98,216)	(3,459,100)

Net change in contract owners’ equity	1,767,756	(1,044,506)	(1,616,258)	(1,961,019)	(2,269,377)	997,883	534,493	(3,737,514)
Contract owners’ equity beginning of period	6,956,811	8,001,317	15,064,146	17,025,165	16,264,113	15,266,230	5,486,988	9,224,502

Contract owners’ equity end of period	$8,724,567	6,956,811	13,447,888	15,064,146	13,994,736	16,264,113	6,021,481	5,486,988

CHANGES IN UNITS:
Beginning units	323,475	387,600	740,554	811,657	938,219	867,277	234,040	379,694
Units purchased	85,695	119,057	86,579	73,859	72,351	140,784	2,777	7,003
Units redeemed	(18,710)	(183,182)	(175,172)	(144,962)	(261,637)	(69,842)	(7,395)	(152,657)

Ending units	390,460	323,475	651,961	740,554	748,933	938,219	229,422	234,040

	WFVSCG		MIGIC		FHISR		MVRISC
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(7,591)	(9,794)	-	28,322	-	10,244	-	73,528
Realized gain (loss) on investments	(654,920)	379,829	-	738,759	-	23,462	-	373,021
Change in unrealized gain (loss) on investments	451,060	(1,417,695)	-	(1,017,898)	-	152,161	-	(248,986)
Reinvested capital gains	523,918	824,663	-	297,947	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	312,467	(222,997)	-	47,130	-	185,867	-	197,563

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	213,643	404,723	-	32,802	-	109,650	-	217
Transfers between funds	(1,152,860)	176,013	-	(3,469,871)	-	(4,116,118)	-	(3,009,796)
Surrenders (note 6)	(837,193)	(261,670)	-	(20,633)	-	(104,063)	-	(2,478)
Death benefits (note 4)	(15,416)	(96,684)	-	-	-	(46,591)	-	(5,675)
Net policy repayments (loans) (note 5)	6,859	(37,501)	-	(23,561)	-	5,676	-	(764)
Deductions for surrender charges (note 2d)	(288)	(49)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(109,949)	(131,120)	-	(33,423)	-	(64,465)	-	(11,603)
Asset charges (note 3):
FPVUL & VEL contracts	(4,726)	(6,287)	-	(3,487)	-	(4,517)	-	(50)
MSP contracts	(25)	(29)	-	(19)	-	(144)	-	-
SL contracts or LSFP contracts	(1,012)	(1,143)	-	(148)	-	(436)	-	-
Adjustments to maintain reserves	46	62	-	(10)	-	1	-	-

Net equity transactions	(1,900,921)	46,315	-	(3,518,350)	-	(4,221,007)	-	(3,030,149)

Net change in contract owners’ equity	(1,588,454)	(176,682)	-	(3,471,220)	-	(4,035,140)	-	(2,832,586)
Contract owners’ equity beginning of period	6,201,275	6,377,957	-	3,471,220	-	4,035,140	-	2,832,586

Contract owners’ equity end of period	$4,612,821	6,201,275	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	390,465	389,785	-	129,370	-	262,020	-	288,102
Units purchased	16,134	44,930	-	1,906	-	8,488	-	12,816
Units redeemed	(136,451)	(44,250)	-	(131,276)	-	(270,508)	-	(300,918)

Ending units	270,148	390,465	-	-	-	-	-	-

	FOSR		CAF		NVMIG3		AMFAS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	-	19,571	57,511	-	-	-	(563)
Realized gain (loss) on investments	-	2,938,980	3,341,232	970,194	-	-	-	(216,041)
Change in unrealized gain (loss) on investments	-	(1,887,078)	(4,805,528)	(2,302,463)	-	-	-	(56,197)
Reinvested capital gains	-	-	1,404,949	2,060,769	-	-	-	260,397

Net increase (decrease) in contract owners’ equity resulting from operations	-	1,051,902	(39,776)	786,011	-	-	-	(12,404)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	219,069	276,455	1,009,699	-	-	-	53,035
Transfers between funds	-	(12,128,561)	(16,138,685)	107,219	-	-	-	(1,593,065)
Surrenders (note 6)	-	(156,651)	(444,878)	(1,178,466)	-	-	-	(71,960)
Death benefits (note 4)	-	(41,811)	(43,429)	(195,232)	-	-	-	(10,200)
Net policy repayments (loans) (note 5)	-	(872)	16,979	128,526	-	-	-	(11,060)
Deductions for surrender charges (note 2d)	-	(257)	-	(9)	-	-	-	(77)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(151,836)	(275,533)	(941,753)	-	-	-	(35,943)
Asset charges (note 3):
FPVUL & VEL contracts	-	(14,102)	(18,488)	(65,942)	-	-	-	(3,123)
MSP contracts	-	(246)	(505)	(1,854)	-	-	-	(50)
SL contracts or LSFP contracts	-	(1,303)	(669)	(3,198)	-	-	-	(203)
Adjustments to maintain reserves	-	253	8,986	(21)	-	-	-	(13)

Net equity transactions	-	(12,276,317)	(16,619,767)	(1,141,031)	-	-	-	(1,672,659)

Net change in contract owners’ equity	-	(11,224,415)	(16,659,543)	(355,020)	-	-	-	(1,685,063)
Contract owners’ equity beginning of period	-	11,224,415	16,659,543	17,014,563	-	-	-	1,685,063

Contract owners’ equity end of period	$-	-	-	16,659,543	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	677,999	1,029,042	1,099,344	-	-	-	76,374
Units purchased	-	15,479	43,072	85,331	-	6	-	9,390
Units redeemed	-	(693,478)	(1,072,114)	(155,633)	-	(6)	-	(85,764)

Ending units	-	-	-	1,029,042	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS

December 31, 2016

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers Flexible Premium, Modified Single Premium, Variable Executive Life and Survivorship Life Variable Life Insurance Policies through the Account. The primary distribution for contracts is through wholesalers and brokers.

(b) The Contracts

Only contracts with a front-end sales load and certain other fees have been offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

AB FUNDS

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)

VPS Growth and Income Portfolio - Class A (ALVGIA)

VPS Growth and Income Portfolio - Class B (ALVGIB)*

VPS International Value Portfolio - Class A (ALVIVA)

VPS International Value Portfolio - Class B (ALVIVB)*

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)*

AMERICAN CENTURY INVESTORS, INC.

VP Inflation Protection Fund - Class I (ACVIP1)

AMERICAN FUNDS GROUP (THE)

Asset Allocation Fund - Class 2 (AMVAA2)

Bond Fund - Class 2 (AMVBD2)

Global Small Capitalization Fund - Class 2 (AMVGS2)

Growth Fund - Class 2 (AMVGR2)

International Fund - Class 2 (AMVI2)

New World Fund - Class 2 (AMVNW2)

BLACKROCK FUNDS

Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund- Class I (BRVHYI)

Large Cap Core V.I. Fund - Class II (MLVLC2)

Global Allocation V.I. Fund - Class II (MLVGA2)

CALVERT GROUP

VP S&P 500 Index Portfolio (CVSPIP)

DAVIS FUNDS

Value Portfolio (DAVVL)

DELAWARE GROUP

VIP Emerging Markets Series: Service Class (DWVEMS)

VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

VA Inflation-Protected Securities Portfolio (DFVIPS)

VA International Small Portfolio (DFVIS)

VA U.S. Targeted Value Portfolio (DFVUTV)

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

Stock Index Fund, Inc. - Service Shares (DSIFS)*

MidCap Stock Portfolio - Initial Shares (DVMCS)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)*

Opportunistic Small Cap Portfolio: Initial Shares (DSC)

International Value Portfolio - Initial Shares (DVIV)

DEUTSCHE ASSET & WEALTH MANAGEMENT

Global Income Builder VIP - Class A (DSGIBA)

Small Cap Index VIP - Class A (BISCI)*

Variable Series II - DWS Small Mid Cap Value VIP - Class B (SVSSVB)

Variable Series II - DWS Large Cap Value VIP - Class B (SVSLVB)

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)

FIDELITY INVESTMENTS

VIP Freedom Fund 2015 Portfolio: Service Class 2 (FF15S2)*

VIP Contrafund(R) Portfolio - Service Class (FCS)

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)*

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)*

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)*

VIP Freedom Income Fund Portfolio - Service Class (FFINS)

VIP Growth & Income Portfolio - Service Class (FGIS)*

VIP Growth Opportunities Portfolio - Service Class (FGOS)

VIP Growth Portfolio - Service Class (FGS)

VIP Growth Portfolio - Service Class 2 (FG2)*

VIP High Income Portfolio - Service Class (FHIS)

VIP Index 500 Portfolio - Initial Class (FIP)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)*

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Mid Cap Portfolio - Service Class 2 (FMC2)*

VIP Money Market Portfolio - Initial Class (FMMP)

VIP Overseas Portfolio - Service Class (FOS)

VIP Value Strategies Portfolio - Service Class (FVSS)

VIP Fidelity VIP Freedom Fund 2005 Portfolio - Service Class (FF05S)

VIP Fidelity VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)

VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)

VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class 2 (FF25S2)*

VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)

VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class 2 (FF40S2)*

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Income Securities Fund - Class 2 (FTVIS2)

Rising Dividends Securities Fund - Class 1 (FTVRDI)

Small Cap Value Securities Fund - Class 1 (FTVSVI)

Small Cap Value Securities Fund - Class 2 (FTVSV2)

Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 1 (TIF)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

INVESCO INVESTMENTS

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

VI American Franchise Fund - Series II Shares (ACEG2)*

VI Growth and Income Fund - Series I Shares (ACGI)

VI Growth and Income Fund - Series II Shares (VKLGI2)*

VI American Value Fund: Series I Shares (MSVMV)*

VI American Franchise Fund - Series I Shares (ACEG)

VI Value Opportunities Fund - Series I Shares (AVBVI)

VI High Yield Fund - Series I Shares (AVHY1)

VI International Growth Fund - Series I Shares (AVIE)

VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)

VI Small Cap Equity Fund - Series I Shares (AVSCE)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

Small Cap Core Portfolio 1 (JPSCE1)

Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)*

Insurance Trust Intrepid Mid Cap Portfolio: Class 1 (OGDMP)*

Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)*

JANUS FUNDS

Balanced Portfolio: Service Shares (JABS)

Enterprise Portfolio: Service Shares (JAMGS)

Flexible Bond Portfolio: Service Shares (JAFBS)

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

Perkins Mid Cap Value Portfolio: Service Shares (JAMVS)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

LORD ABBETT FUNDS

Lord Abbett Series Fund Inc. - Bond Debenture Portfolio: Class VC (LOVBD)

Lord Abbett Series Fund Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)

Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)

Lord Abbett Series Fund Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

M FUNDS

M Large Cap Value Fund (MFBOV)*

M Capital Appreciation Fund (MFFCA)*

M International Equity Fund (MFBIE)*

M Large Cap Growth Fund (MFTCG)*

MASSACHUSETTS FINANCIAL SERVICES CO.

VIT II - MFS Blended Research Core Equity Portfolio- Service Class (MVBRES)

MFS Bond Portfolio - Service Class (MVBDS)*

Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)

Var Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)

New Discovery Series - Service Class (MNDSC)

Value Series - Initial Class (MVFIC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Emerging Markets Debt Portfolio - Class I (MSEM)

Emerging Markets Debt Portfolio - Class II (MSEMB)*

Global Real Estate Portfolio - Class II (VKVGR2)

Mid Cap Growth Portfolio - Class II (MSVMG2)*

Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)

Universal Institutional Funds, Inc. - Growth Portfolio - Class I (MSVEG)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)

NVIT Investor Destinations Managed Growth Class I (IDPG)*

NVIT Cardinal Managed Growth and Income Class I (NCPGI)

NVIT Cardinal Managed Growth Class I (NCPG)

NVIT Bond Index Fund Class I (NVBX)

NVIT International Index Fund Class I (NVIX)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT International Equity Fund - Class I (GIG)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)*

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

NVIT International Index Fund - Class II (GVIX2)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Mid Cap Index Fund - Class II (MCIF2)*

NVIT Money Market Fund - Class I (SAM)

NVIT Money Market Fund - Class V (SAM5)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class I (NVSTB1)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class I (EIF)

NVIT Real Estate Fund - Class I (NVRE1)

Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)

Loring Ward NVIT Moderate Fund - Class P (NVLMP)

NVIT Small Cap Index Fund Class II (NVSIX2)

NVIT S&P 500 Index Fund Class I (GVEX1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Short Duration Bond Portfolio - I Class Shares (AMTB)

Guardian Portfolio - I Class Shares (AMGP)

International Portfolio - S Class Shares (AMINS)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class I (AMRI)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*

Socially Responsive Portfolio - I Class Shares (AMSRS)

NORTHERN LIGHTS

TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)

TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)

AMERICAN CENTURY INVESTORS INC.

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)*

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)

VP Value Fund - Class II (ACVV2)*

FEDERATED INVESTORS

Managed Tail Risk Fund II: Primary Shares (FVCA2P)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)*

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Mid Cap Value- Institutional Shares (GVMCE)

Goldman Sachs Structured Small Cap Equity Fund (GVCSE)

VIT Growth Opportunities Fund - Service Shares (GVGOPS)

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

LEGG MASON

ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)

LINCOLN FUNDS

Baron Growth Opportunities Fund Service Class (BNCAI)

OPPENHEIMER FUNDS

Oppenheimer Capital Appreciation Fund/VA - Service Class (OVCAFS)*

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)*

International Growth Fund/VA - Non-Service Shares (OVIG)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

Global Strategic Income Fund/VA: Non-service Shares (OVSB)

PIMCO FUNDS

All Asset Portfolio - Administrative Class (PMVAAA)

CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Real Return Portfolio - Administrative Class (PMVRRA)

Total Return Portfolio - Administrative Class (PMVTRA)

PIONEER FUNDS

Pioneer Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)*

PUTNAM INVESTMENTS

VT Growth & Income Fund: Class IB (PVGIB)

VT Growth Opportunities Fund: Class IB (PVGOB)

VT International Equity Fund: Class IB (PVTIGB)

VT Small Cap Value Fund: Class IB (PVTSCB)

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

Small-Cap Portfolio - Investment Class (ROCSC)*

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)*

Equity Income Portfolio - II (TREI2)

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio (TRLT1)

Limited-Term Bond Portfolio - II (TRLT2)

Mid-Cap Growth Portfolio - II (TRMCG2)

New America Growth Portfolio (TRNAG1)

Personal Strategy Balanced Portfolio (TRPSB1)

Blue Chip Growth Portfolio (TRBCGP)

VAN ECK ASSOCIATES CORPORATION

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Variable Insurance Fund - Balanced Portfolio (VVB)

Insurance Fund - Capital Growth Portfolio (VVCG)

Variable Insurance Fund - Diversified Value Portfolio (VVDV)

Variable Insurance Fund - International Portfolio (VVI)

Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Variable Insurance Fund - REIT Index Portfolio (VVREI)

Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)

Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Growth (WRGP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Real Estate Securities (WRRESP)

Variable Insurance Portfolios - Science and Technology (WRSTP)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

*	At December 31, 2016, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2016 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(h) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.

(2) Policy Charges

(a) Deductions from Premium

For individual flexible premium and survivorship contracts, the Company deducts a minimum of 4.0% to a maximum of 8.5% of all premiums received to cover premium tax and sales expense. The Company may, at its sole discretion, reduce the sales loading portion of the premium load.

There are no deductions from premium on modified single premium contracts.

For the Corporate Series, the Company deducts a front-end sales load from each premium payment received to compensate us for our sales expenses and premium taxes, and certain actual expenses, including acquisition costs. The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in costs are determined in a manner not unfairly discriminatory to policy owners.

For Future Corporate Flexible Premium Variable Universal Life this charge is guaranteed not to exceed 12% from each premium payment received.

For Future Executive Flexible Premium Variable Universal Life this charge is guaranteed not to exceed 12% (5.5% starting in the sixth policy year) from each premium payment received.

For Next Generation Corporate Owned Flexible Premium Variable Universal Life this charge is guaranteed not to exceed 10% from each premium payment received.

For the periods ended December 31, 2016 and 2015, total front-end sales charge deductions were $11,076,473 and $11,857,145, respectively and were recognized as a reduction of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

For The Best of America® Next Generation, ChoiceLifeSM and all flexible premium survivorship contracts, the Company currently deducts a minimum monthly administration charge (for ProtectionSM flexible premium contracts this is known as the “monthly expense charge”) of $5 per policy month to a maximum of $10 per policy month to recover policy maintenance, accounting, record keeping and other administrative expenses. These charges are assessed monthly against each contract by liquidating units. For The Best of America® Last Survivorship II and The Best of America® ChoiceLife Survivorship Life contracts, there is an additional administrative (per specified amount) charge assessed to reimburse us for sales, underwriting, distribution and issuance costs. This charge is deducted from the policy’s Cash Value. During the first ten years from the Policy Date, the current monthly charge is $0.04 per $1,000 of Specified Amount, subject to a minimum charge of $20 and a maximum charge of $80 per month. These rates represent the maximum guaranteed charge for all years. After the tenth year from the Policy Date, the current monthly charge is $0.02 per $1,000 of Specified Amount with a $10 minimum and $40 maximum charge.

For The Best of America® ChoiceLifeSM Survivorship II, Next GenerationSM Survivorship Life, The Best of America® Protection Survivorship Life and The Best of America® ChoiceLifeSM Protection contracts, the Company deducts a per $1,000 of specified amount charge for the first 3 policy years. This charge varies with the age of the insured and will not exceed $0.40 per $1,000 of Specified Amount. These charges are assessed monthly against each contract by liquidating units.

For modified single premium contracts, for all states other than New York, the Company currently deducts a minimum monthly administration charge of $10 per policy per month. The actual charge is determined by multiplying 0.30% on an annualized basis by the policy’s cash value. This charge may be reduced to 0.15% on an annualized basis for policy years 11 and later. In New York, this charge is assessed in all policy years, with a maximum charge of $7.50 per month. These charges are assessed monthly against each contract by liquidating units.

For ProtectionSM flexible premium contracts, the Company deducts a policy expense per $1,000 of specified amount charge for the first two policy years. This charge varies with the age of the insured and will not exceed $0.30 per $1,000 of specified amount. For last survivor contracts, the Company deducts a per $1,000 of specified amount charge for the first 3 policy years. This charge varies with the age of the insured and will not exceed $0.40 per $1,000 of specified amount. These charges are assessed monthly against each contract by liquidating units.

For the Corporate Series, the Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses. These charges are assessed against each contract by liquidating units. Currently, this monthly charge $5 per policy in all policy years (guaranteed not to exceed $10 per policy). We also deduct a per $1,000 of specified amount charge to compensate us for sales, underwriting, distribution and issuance of the policy. This charge is assessed monthly against each contract by liquidating units. This charge varies depending on the total specified amount. For Future Corporate Flexible Premium Variable Universal Life, the Company deducts a per $1,000 of specified amount that will not exceed $0.40 per $1,000 of specified amount, unless the policy is issued in the state of New York with an application signed on or after January 2, 2010, where the maximum guaranteed charge is $0.085 of specified amount. For Next Generation Corporate Owned Flexible Premium Variable Universal Life and Future Executive Corporate Flexible Premium Variable Universal Life the Company deducts a per $1,000 of specified amount charge that will not exceed $0.40 per $1,000 of specified amount.

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For individual flexible premium, flexible premium survivorship and modified single premium and corporate contracts (such as Variable Executive Life), the charge is 100% of the initial surrender charge in the first year, and declines a specified amount in subsequent years to 0% of the initial surrender charge in the ninth year or later. The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. The charges are assessed against each contract by liquidating units.

For the Corporate Series, contracts do not currently assess surrender charges.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

(a) Modified Single Premium Contracts (MSP)

For modified single premium contracts, the Company deducts a charge equal to an annualized rate of 0.70% of the cash surrender value of the sub-accounts. In policy years 1- 10, the Company also deducts a charge equal to the annualized rate of 0.50% of the cash surrender value of the sub-accounts to remiburse us for taxes imposed by federal, state and local governments. These charges are assessed monthly against each contract by liquidating units.

(b) Flexible Premium and Variable Executive Life Contracts (FPVUL and VEL)

For Best of America® The Next Generation and ChoiceLifeSM contracts, during the first fifteen policy years, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash value attributable to the variable account, $0.25 per $1,000 on $25,001 up to $250,000 of cash value attributable to the variable account and $0.08 per $1,000 over $250,000 of cash value attributable to the variable account. Beginning in policy year sixteen, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash value attributable to the variable account, and $0.08 per $1,000 over

$25,000 of cash value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units. For Choice Life ProtectionSM contracts and Best of America® ProtectionSM contracts, the Company deducts $0.66 per $1,000 of cash surrender value attributable to the variable account during the first through fifteenth years from the Policy Date. Thereafter, this charge is $0.25 per $1,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

(c) Survivorship Life Contracts (SL)

For The Best of America® Last Survivorship II and The Best of America® ChoiceLife Survivorship contracts, during the first ten policy years, the Company deducts a charge of $0.46 per $1,000 on the cash surrender value attributable to the variable account. After ten years from the Policy Date, the Company deducts $0.46 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.29 per $1,000 on $25,001 up to $99,999 of cash surrender value attributable to the variable account; and $0.17 per $1,000 on $100,000 or more of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

For The Best of America® ChoiceLifeSM Survivorship II and Next GenerationSM Survivorship Life contracts, during the first fifteen policy years, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.25 per $1,000 on $25,001 up to $250,000 of cash surrender value attributable to the variable account; and $0.08 per $1,000 over $250,000 of cash surrender value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account and $0.08 per $1,000 over $25,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

For The Best of America® ProtectionSM Survivorship and ChoiceLife ProtectionSM Survivorship Life contracts, during the first fifteen policy years, the Company deducts a charge of $0.66 per $1,000 of cash surrender value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.25 per $1,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

(d) Corporate Contracts (LSFP)

For Future Corporate Flexible Premium variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.90% of the daily net assets of the Account for policies issued on or after January 1, 2009. This charge is guaranteed not to exceed an annualized rate of 0.75% of the daily net assets of the Account for policies issued prior to January 1, 2009. Currently, this rate is 0.25% during the first through fourth policy years, 0.20% during the fifth through fifteenth policy years, and 0.10% thereafter. This charge is assessed monthly against each contract by liquidating units.

For Future Executive Corporate Flexible Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.90% of the daily net assets of the Account. Currently, this rate is 0.25% during the first through fourth policy years, 0.20% during the fifth through fifteenth policy years, and 0.10% thereafter. This charge is assessed monthly against each contract by liquidating units.

For Next Generation Corporate Owned Flexible Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 1.25% of the daily net assets of the Account. Currently, this rate will not exceed 0.60%. This charge is assessed monthly against each contract by liquidating units.

The Company may reduce or eliminate certain charges where the size or nature of the group results in savings in sales, underwriting, administrative or other costs to the Company. These charges may be reduced in certain group sponsored arrangements or special exchange programs made available by the Company.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owner’s Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy Repayments (Loans). The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2016 and 2015, total transfers to the Account from the fixed account were $47,759,275 and $46,415,343, respectively, and total transfers from the Account to the fixed account were $83,480,348 and $92,646,180, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2016.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$4,732,604,741	$-	$-	$4,732,604,741

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2016 are as follows:

	Purchase of Investments	Sales of Investments
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)	$8,859	$44,869
VP Inflation Protection Fund - Class I (ACVIP1)	15,788,261	2,203,470
Asset Allocation Fund - Class 2 (AMVAA2)	3,117,097	471,680
Bond Fund - Class 2 (AMVBD2)	1,474,024	761,610
Global Small Capitalization Fund - Class 2 (AMVGS2)	504,528	530,670
Growth Fund - Class 2 (AMVGR2)	4,631,885	4,401,096
International Fund - Class 2 (AMVI2)	2,679,607	1,470,656
New World Fund - Class 2 (AMVNW2)	380,769	1,668
Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund- Class I (BRVHYI)	2,469,897	1,552,848
Large Cap Core V.I. Fund - Class II (MLVLC2)	963,584	1,267,778
Global Allocation V.I. Fund - Class II (MLVGA2)	1,143,431	2,005,010
VP S&P 500 Index Portfolio (CVSPIP)	523,271	417,512
Value Portfolio (DAVVL)	2,139,456	840,412
VIP Emerging Markets Series: Service Class (DWVEMS)	1,406,311	593,475
VIP Small Cap Value Series: Service Class (DWVSVS)	5,809,351	3,133,258
VA Inflation-Protected Securities Portfolio (DFVIPS)	5,781,750	472,700
VA International Small Portfolio (DFVIS)	76,548	243,316
VA U.S. Targeted Value Portfolio (DFVUTV)	876,734	410,761
Stock Index Fund, Inc. - Initial Shares (DSIF)	69,471,547	50,074,869
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	1,271,505	1,025,297
Global Income Builder VIP - Class A (DSGIBA)	27,630	3,440
Floating-Rate Income Fund (ETVFR)	19,301,495	14,725,747
Franklin Income Securities Fund - Class 2 (FTVIS2)	1,339,526	1,215,532
Rising Dividends Securities Fund - Class 1 (FTVRDI)	3,817,991	3,199,554
Small Cap Value Securities Fund - Class 1 (FTVSVI)	2,179,634	1,081,734
Small Cap Value Securities Fund - Class 2 (FTVSV2)	5,064,526	4,099,241
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)	557,178	514,819
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)	380,327	462,718
Templeton Foreign Securities Fund - Class 1 (TIF)	37,272	92,149

Templeton Foreign Securities Fund - Class 2 (TIF2)	3,417,103	4,380,475
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	904,216	4,267,361
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	129,959	177,773
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)	6,337,336	5,606,209
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	515,663	1,822,399
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)	1,150,252	351,436
Mid Cap Value Portfolio: Class 1 (JPMMV1)	18,727,006	3,130,599
Small Cap Core Portfolio 1 (JPSCE1)	52,566	2,853
Balanced Portfolio: Service Shares (JABS)	6,637,413	4,413,951
Enterprise Portfolio: Service Shares (JAMGS)	5,244,809	369,628
Flexible Bond Portfolio: Service Shares (JAFBS)	5,656,916	4,172,577
Forty Portfolio: Service Shares (JACAS)	8,050,554	6,900,943
Global Technology Portfolio: Service Shares (JAGTS)	2,422,515	2,722,397
Overseas Portfolio: Service Shares (JAIGS)	3,643,085	2,742,729
Perkins Mid Cap Value Portfolio: Service Shares (JAMVS)	875,057	1,477,389
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)	8,125,580	8,853,947
Lord Abbett Series Fund Inc. - Bond Debenture Portfolio: Class VC (LOVBD)	2,259,114	283,540
Lord Abbett Series Fund Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)	18,795	11,089
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)	6,726,509	2,034,740
Lord Abbett Series Fund Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)	12,679,774	405,597
VIT II - MFS Blended Research Core Equity Portfolio- Service Class (MVBRES)	416,370	535,870
Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)	504,582	422,340
Var Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)	94,446	270,198
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)	58,947	137,480
New Discovery Series - Service Class (MNDSC)	26,662	289,338
Value Series - Initial Class (MVFIC)	3,174,948	1,381,429
Value Series - Service Class (MVFSC)	34,310,013	7,536,212
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	17,811,712	10,744,546
Core Plus Fixed Income Portfolio - Class I (MSVFI)	913,337	579,470
Emerging Markets Debt Portfolio - Class I (MSEM)	2,971,181	16,126,109
Global Real Estate Portfolio - Class II (VKVGR2)	1,171,221	1,693,144
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)	1,905,950	4,559,243
Universal Institutional Funds, Inc. - Growth Portfolio - Class I (MSVEG)	704,204	230,500
U.S. Real Estate Portfolio - Class I (MSVRE)	4,413,784	7,521,800
NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)	829	7
NVIT Investor Destinations Managed Growth Class I (IDPG)	56	45,226
NVIT Cardinal Managed Growth and Income Class I (NCPGI)	2,629	1,873
NVIT Cardinal Managed Growth Class I (NCPG)	29,457	27,358
NVIT Bond Index Fund Class I (NVBX)	9,065,747	5,305,378
NVIT International Index Fund Class I (NVIX)	11,265,409	5,541,610
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	5,364,799	2,983,677
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	2,107,847	1,534,367
American Funds NVIT Bond Fund - Class II (GVABD2)	603,978	737,314
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	1,360,132	1,147,526
American Funds NVIT Growth Fund - Class II (GVAGR2)	2,489,845	1,102,197
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	946,237	553,456
Federated NVIT High Income Bond Fund - Class I (HIBF)	5,459,131	4,969,393
NVIT Emerging Markets Fund - Class I (GEM)	2,140,723	1,973,990
NVIT International Equity Fund - Class I (GIG)	2,698,729	3,881,713
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	3,624	9,141
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	994,460	1,222,092
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	41,796	58,378
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	1,991,582	1,590,738
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	15,096,056	3,331,741
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	2,733,022	2,120,437
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	1,452,713	1,579,151
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	1,086,222	834,512
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	1,058,754	555,330
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	1,411,435	1,942,537
NVIT Core Bond Fund - Class I (NVCBD1)	1,156,207	481,968
NVIT Core Plus Bond Fund - Class I (NVLCP1)	515,449	710,597
NVIT Nationwide Fund - Class I (TRF)	17,539,222	21,405,209
NVIT Government Bond Fund - Class I (GBF)	7,843,582	9,121,195
NVIT International Index Fund - Class II (GVIX2)	308,289	1,175,675
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	4,208,916	2,833,030
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	125,694	77,631
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	127,553	105,581
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	6,385,551	2,767,466
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	8,066,905	8,895,993

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	13,889,722	9,056,397
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	4,323,796	3,015,605
NVIT Mid Cap Index Fund - Class I (MCIF)	24,440,987	10,739,917
NVIT Money Market Fund - Class I (SAM)	17,305,226	18,619,148
NVIT Money Market Fund - Class V (SAM5)	115,872,625	135,280,543
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	755,722	1,305,204
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	403,633	479,969
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	3,654,130	1,730,792
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	4,021,054	2,525,320
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	6,947,174	4,759,912
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)	397,461	218,379
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	2,105,612	1,257,547
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	5,234,550	1,748,751
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	4,963,595	4,778,766
NVIT Multi-Manager Small Company Fund - Class I (SCF)	7,582,402	4,784,300
NVIT Multi-Sector Bond Fund - Class I (MSBF)	1,787,143	1,150,470
NVIT Short Term Bond Fund - Class I (NVSTB1)	35,842,829	18,513,067
NVIT Short Term Bond Fund - Class II (NVSTB2)	223,596	587,881
NVIT Large Cap Growth Fund - Class I (NVOLG1)	47,960,517	13,462,269
Templeton NVIT International Value Fund - Class III (NVTIV3)	86,834	195,515
Invesco NVIT Comstock Value Fund - Class I (EIF)	713,173	1,370,678
NVIT Real Estate Fund - Class I (NVRE1)	5,445,753	4,523,585
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)	21,327	14,213
Loring Ward NVIT Moderate Fund - Class P (NVLMP)	2,981	1,829
NVIT Small Cap Index Fund Class II (NVSIX2)	681,261	77,789
NVIT S&P 500 Index Fund Class I (GVEX1)	2,453,890	925,117
Short Duration Bond Portfolio - I Class Shares (AMTB)	986,600	761,213
Guardian Portfolio - I Class Shares (AMGP)	294,433	104,865
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	208,174	484,311
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	159,256	166,080
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	175,240	131,802
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class I (AMRI)	914,533	597,063
Socially Responsive Portfolio - I Class Shares (AMSRS)	128,351	171,818
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)	4,010	2,523
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)	32,167	1,992
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)	32,120	1,776
VPS Growth and Income Portfolio - Class A (ALVGIA)	5,052,122	3,837,048
VPS International Value Portfolio - Class A (ALVIVA)	1,478,113	633,198
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	4,732,415	4,939,110
VP Capital Appreciation Fund - Class I (ACVCA)	428,360	330,969
VP Income & Growth Fund - Class I (ACVIG)	1,058,531	1,676,854
VP Inflation Protection Fund - Class II (ACVIP2)	1,273,612	1,641,911
VP International Fund - Class I (ACVI)	2,373,375	203,203
VP Mid Cap Value Fund - Class I (ACVMV1)	8,100,484	4,896,296
VP Ultra(R) Fund - Class I (ACVU1)	95,030	272,801
VP Value Fund - Class I (ACVV)	11,691,068	11,480,122
MidCap Stock Portfolio - Initial Shares (DVMCS)	528,487	613,960
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	22,795,281	13,677,530
Appreciation Portfolio - Initial Shares (DCAP)	4,441,496	3,993,036
Opportunistic Small Cap Portfolio: Initial Shares (DSC)	293,682	261,970
International Value Portfolio - Initial Shares (DVIV)	576,241	1,134,579
Variable Series II - DWS Small Mid Cap Value VIP - Class B (SVSSVB)	36,512	34,396
Variable Series II - DWS Large Cap Value VIP - Class B (SVSLVB)	10,498	59,118
Managed Tail Risk Fund II: Primary Shares (FVCA2P)	62,093	39,486
Quality Bond Fund II - Primary Shares (FQB)	1,591,690	2,439,083
VIP Contrafund(R) Portfolio - Service Class (FCS)	7,711,713	11,039,495
VIP Energy Portfolio - Service Class 2 (FNRS2)	1,515,436	1,344,420
VIP Equity-Income Portfolio - Service Class (FEIS)	8,462,651	8,972,485
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	314,527	255,231
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	10,049,330	4,894,640
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	5,072,399	2,128,107
VIP Freedom Income Fund Portfolio - Service Class (FFINS)	91,549	368,727
VIP Growth Opportunities Portfolio - Service Class (FGOS)	9,683	87,462
VIP Growth Portfolio - Service Class (FGS)	12,727,787	8,665,699
VIP High Income Portfolio - Service Class (FHIS)	2,245,240	2,559,477
VIP Index 500 Portfolio - Initial Class (FIP)	3,878,971	4,939,086
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	31,990,529	19,600,568
VIP Mid Cap Portfolio - Service Class (FMCS)	5,890,960	9,234,771
VIP Money Market Portfolio - Initial Class (FMMP)	11,844,074	2,491,273

VIP Overseas Portfolio - Service Class (FOS)	1,221,529	2,851,786
VIP Value Strategies Portfolio - Service Class (FVSS)	208,175	477,737
VIP Fidelity VIP Freedom Fund 2005 Portfolio - Service Class (FF05S)	200,633	44,884
VIP Fidelity VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)	1,491,335	4,110,242
VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)	6,835,035	3,104,498
VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)	3,023,998	1,502,654
Mid Cap Value- Institutional Shares (GVMCE)	4,126,161	22,384,915
Goldman Sachs Structured Small Cap Equity Fund (GVCSE)	538,769	37,903
VIT Growth Opportunities Fund - Service Shares (GVGOPS)	824,305	1,014,325
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	742	9,123
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)	3,503,366	2,742,163
Baron Growth Opportunities Fund Service Class (BNCAI)	1,930,781	3,980,054
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	1,753,518	2,178,656
Global Securities Fund/VA - Non-Service Shares (OVGS)	10,159,670	10,312,568
International Growth Fund/VA - Non-Service Shares (OVIG)	8,819,237	1,157,557
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	5,336,945	2,923,957
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	1,036,902	1,371,622
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	2,157,807	2,127,629
Global Strategic Income Fund/VA: Non-service Shares (OVSB)	1,069,842	2,643,540
All Asset Portfolio - Administrative Class (PMVAAA)	4,636,447	5,327,115
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)	171,040	71,613
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	808,983	1,473,242
Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)	1,087,667	2,633,350
Low Duration Portfolio - Administrative Class (PMVLDA)	11,361,812	22,052,380
Real Return Portfolio - Administrative Class (PMVRRA)	13,899,854	29,641,994
Total Return Portfolio - Administrative Class (PMVTRA)	23,895,612	31,023,922
Pioneer Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)	1,050,642	1,355,592
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)	1,355,978	937,948
VT Growth & Income Fund: Class IB (PVGIB)	107,111	173,264
VT Growth Opportunities Fund: Class IB (PVGOB)	1,164,462	8,902
VT International Equity Fund: Class IB (PVTIGB)	115,162	198,900
VT Small Cap Value Fund: Class IB (PVTSCB)	326,464	298,018
VT Voyager Fund: Class IB (obsolete) (PVTVB)	151,348	1,452,560
VI Growth and Income Fund - Series I Shares (ACGI)	1,942,561	1,285,048
VI American Franchise Fund - Series I Shares (ACEG)	150,782	276,658
VI Value Opportunities Fund - Series I Shares (AVBVI)	576	9,360
VI High Yield Fund - Series I Shares (AVHY1)	3,094,287	3,464,598
VI International Growth Fund - Series I Shares (AVIE)	9,547,667	12,678,662
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)	263,023	328,803
VI Small Cap Equity Fund - Series I Shares (AVSCE)	211,061	162,680
Micro-Cap Portfolio - Investment Class (ROCMC)	1,677,410	3,483,659
Variable Fund - Multi-Hedge Strategies (RVARS)	399,382	208,562
Equity Income Portfolio - II (TREI2)	8,235,204	33,268,414
Health Sciences Portfolio - II (TRHS2)	2,577,904	11,214,385
Limited-Term Bond Portfolio (TRLT1)	13,241,696	21,875,216
Mid-Cap Growth Portfolio - II (TRMCG2)	4,533,758	2,267,685
New America Growth Portfolio (TRNAG1)	10,496,803	15,755,283
Personal Strategy Balanced Portfolio (TRPSB1)	2,327,906	2,142,275
Blue Chip Growth Portfolio (TRBCGP)	16,893,247	11,780,362
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	747,347	882,316
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	9,203,685	10,059,735
Variable Insurance Fund - Balanced Portfolio (VVB)	1,801,743	649,497
Insurance Fund - Capital Growth Portfolio (VVCG)	2,313,586	1,301,797
Variable Insurance Fund - Diversified Value Portfolio (VVDV)	1,701,431	2,380,604
Variable Insurance Fund - International Portfolio (VVI)	486,759	1,580,218
Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)	2,863,316	3,254,021
Variable Insurance Fund - REIT Index Portfolio (VVREI)	2,392,705	1,495,285
Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)	1,117,518	674,291
Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)	805,937	505,560
Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)	3,721,931	1,279,552
Variable Insurance Portfolios - Asset Strategy (WRASP)	1,109,264	7,380,771
Variable Insurance Portfolios - Growth (WRGP)	3,547,307	4,459,108
Variable Insurance Portfolios - High Income (WRHIP)	6,555,799	7,271,248
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	1,092,371	3,474,089
Variable Insurance Portfolios - Real Estate Securities (WRRESP)	5,822,130	3,458,997
Variable Insurance Portfolios - Science and Technology (WRSTP)	3,583,453	4,728,352
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)	3,058,906	5,113,036
Advantage VT Opportunity Fund - Class 2 (SVOF)	841,633	277,288
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	1,228,149	2,612,788
American Century NVIT Growth Fund - Class I (Obsolete) (CAF)	1,802,068	16,997,552

	$1,155,195,606	$1,028,051,572

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2016, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2016. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2016			0.00%	2,379			$12.32	$29,320	0.53%			3.59%
2015			0.00%	5,447			11.90	64,806	0.87%			-1.09%
2014			0.00%	3,808			12.03	45,805	0.26%			4.45%
2013			0.00%	15,430			11.52	177,696	0.77%			12.31%
2012			0.00%	7			10.25	72	0.15%			2.54%	****
VP Inflation Protection Fund - Class I (ACVIP1)
2016	0.00%	to	0.25%	1,956,661	10.16	to	9.65	18,906,113	2.18%	4.71%	to	4.44%
2015	0.00%	to	0.25%	592,890	9.71	to	9.24	5,480,549	2.52%	-2.28%	to	-2.52%
2014	0.00%	to	0.25%	89,451	9.93	to	9.47	849,750	1.51%	3.58%	to	3.32%
2013	0.20%	to	0.25%	43,953	9.18	to	9.17	403,043	1.16%	-8.40%	to	-8.44%
Asset Allocation Fund - Class 2 (AMVAA2)
2016	0.00%	to	0.25%	511,756	16.20	to	15.83	8,143,235	1.78%	9.41%	to	9.14%
2015	0.00%	to	0.25%	354,629	14.80	to	14.50	5,167,132	1.79%	1.40%	to	1.15%
2014	0.00%	to	0.25%	219,500	14.60	to	14.34	3,163,145	1.29%	5.40%	to	5.13%
2013	0.00%	to	0.25%	293,121	13.85	to	13.64	4,006,660	1.50%	23.69%	to	23.38%
2012	0.00%	to	0.25%	250,210	11.20	to	11.05	2,771,221	2.21%	16.19%	to	15.90%
Bond Fund - Class 2 (AMVBD2)
2016	0.00%	to	0.20%	5,580,079	12.98	to	12.75	71,783,173	1.68%	2.94%	to	2.74%
2015	0.00%	to	0.25%	5,633,226	12.61	to	12.35	70,464,503	1.69%	0.27%	to	0.02%
2014	0.00%	to	0.25%	5,686,802	12.58	to	12.35	71,011,198	6.95%	5.28%	to	5.02%
2013	0.00%	to	0.25%	6,226	11.95	to	11.76	74,024	1.11%	-2.16%	to	-2.40%
2012	0.00%	to	0.25%	19,064	12.21	to	12.05	232,400	1.94%	5.37%	to	5.11%
Global Small Capitalization Fund - Class 2 (AMVGS2)
2016	0.00%	to	0.25%	103,367	12.77	to	12.49	1,294,587	0.25%	2.10%	to	1.84%
2015	0.00%	to	0.25%	125,623	12.51	to	12.27	1,544,166	0.00%	0.27%	to	0.02%
2014	0.00%	to	0.25%	204,209	12.48	to	12.26	2,511,188	0.12%	2.12%	to	1.87%
2013	0.00%	to	0.25%	202,172	12.22	to	12.04	2,439,091	0.98%	28.28%	to	27.96%
2012	0.00%	to	0.25%	176,306	9.53	to	9.41	1,663,017	1.28%	18.18%	to	17.88%
Growth Fund - Class 2 (AMVGR2)
2016	0.00%	to	0.25%	1,038,111	17.38	to	16.99	17,654,348	0.78%	9.49%	to	9.21%
2015	0.00%	to	0.25%	1,120,259	15.87	to	15.56	17,442,134	0.52%	6.86%	to	6.59%
2014	0.00%	to	0.25%	1,698,415	14.85	to	14.59	24,825,384	0.80%	8.51%	to	8.24%
2013	0.00%	to	0.25%	1,752,402	13.69	to	13.48	23,660,929	0.96%	30.10%	to	29.78%
2012	0.20%	to	0.25%	1,723,465	10.42	to	10.39	17,928,302	0.83%	17.65%	to	17.60%
International Fund - Class 2 (AMVI2)
2016	0.00%	to	0.25%	574,103	10.84	to	10.68	6,141,890	1.46%	3.53%	to	3.27%
2015	0.00%	to	0.25%	506,463	10.47	to	10.35	5,243,130	1.60%	-4.53%	to	-4.76%
2014	0.00%	to	0.25%	430,497	10.96	to	10.86	4,678,454	1.59%	-2.65%	to	-2.90%
2013	0.00%	to	0.25%	312,711	11.26	to	11.19	3,499,457	1.63%	21.63%	to	21.33%
2012	0.00%	to	0.25%	210,084	9.26	to	9.22	1,937,447	2.11%	17.91%	to	17.61%
New World Fund - Class 2 (AMVNW2)
2016	0.00%	to	0.25%	36,783	10.40	to	10.39	382,165	1.16%	4.03%	to	3.86%	****
Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund- Class I (BRVHYI)
2016	0.00%	to	0.25%	468,168	10.59	to	10.53	4,940,997	5.47%	12.92%	to	12.64%
2015	0.10%	to	0.25%	397,942	9.37	to	9.35	3,724,985	4.71%	-3.70%	to	-3.84%
2014	0.25%			51,392	9.72			499,545	1.36%			-2.80%	****
Large Cap Core V.I. Fund - Class II (MLVLC2)
2016	0.00%	to	0.25%	76,545	22.35	to	21.71	1,663,555	0.99%	10.41%	to	10.13%
2015	0.00%	to	0.25%	97,677	20.24	to	19.71	1,927,425	0.60%	0.34%	to	0.09%
2014	0.00%	to	0.25%	145,570	20.18	to	19.69	2,885,881	0.79%	12.19%	to	11.91%
2013	0.00%	to	0.25%	154,703	17.98	to	17.60	2,736,351	0.97%	33.32%	to	32.99%
2012	0.00%	to	0.25%	182,994	13.49	to	13.23	2,428,694	1.38%	12.59%	to	12.30%
Global Allocation V.I. Fund - Class II (MLVGA2)
2016			0.00%	530,848			17.10	9,079,551	1.09%			3.96%
2015			0.00%	588,721			16.45	9,686,094	0.95%			-0.87%
2014			0.00%	665,128			16.60	11,039,090	2.12%			1.97%
2013			0.00%	640,899			16.28	10,431,814	1.07%			14.55%
2012			0.00%	680,130			14.21	9,664,120	1.57%			10.14%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VP S&P 500 Index Portfolio (CVSPIP)
2016			0.25%	57,324			12.37	709,205	1.43%			11.30%
2015			0.25%	49,793			11.12	553,494	0.07%			0.73%
2014			0.10%	40,910			11.05	451,933	3.55%			10.47%	****
Value Portfolio (DAVVL)
2016	0.00%	to	0.25%	243,210	15.08	to	14.74	3,623,452	1.51%	11.88%	to	11.60%
2015	0.00%	to	0.25%	187,283	13.48	to	13.21	2,503,302	0.78%	1.60%	to	1.34%
2014	0.00%	to	0.25%	219,468	13.27	to	13.03	2,888,623	0.94%	6.06%	to	5.79%
2013	0.00%	to	0.25%	214,206	12.51	to	12.32	2,664,799	0.81%	33.43%	to	33.09%
2012	0.00%	to	0.25%	298,582	9.38	to	9.25	2,782,221	1.78%	13.08%	to	12.80%
VIP Emerging Markets Series: Service Class (DWVEMS)
2016	0.00%	to	0.25%	308,163	10.14	to	10.02	3,089,001	0.73%	13.68%	to	13.40%
2015	0.20%	to	0.25%	231,836	8.85	to	8.84	2,049,470	0.53%	-14.94%	to	-14.99%
2014	0.00%	to	0.25%	110,505	10.46	to	10.39	1,148,980	0.38%	-8.26%	to	-8.49%
2013	0.00%	to	0.25%	37,049	11.41	to	11.36	420,861	0.19%	9.86%	to	9.58%
VIP Small Cap Value Series: Service Class (DWVSVS)
2016	0.00%	to	0.25%	1,068,310	17.66	to	17.41	18,632,616	0.71%	31.08%	to	30.76%
2015	0.00%	to	0.25%	980,158	13.47	to	13.31	13,060,799	0.50%	-6.46%	to	-6.70%
2014	0.00%	to	0.25%	1,035,605	14.40	to	14.27	14,786,804	0.29%	5.62%	to	5.35%
2013	0.00%	to	0.25%	804,104	13.63	to	13.54	10,896,188	0.55%	33.17%	to	32.84%
2012	0.00%	to	0.25%	391,672	10.24	to	10.20	3,994,444	0.21%	13.63%	to	13.35%
VA Inflation-Protected Securities Portfolio (DFVIPS)
2016	0.00%	to	0.25%	520,430	9.98	to	9.84	5,121,644	2.57%	-0.19%	to	-1.63%	****
VA International Small Portfolio (DFVIS)
2016	0.20%	to	0.25%	85,815	10.22	to	10.22	877,242	2.28%	6.02%	to	5.97%
2015	0.20%	to	0.25%	105,953	9.64	to	9.64	1,021,665	2.07%	-3.56	to	-3.60%	****
VA U.S. Targeted Value Portfolio (DFVUTV)
2016	0.20%	to	0.25%	239,703	11.64	to	11.63	2,789,935	1.09%	27.24%	to	27.17%
2015	0.20%	to	0.25%	215,294	9.15	to	9.15	1,969,559	1.32%	-8.51%	to	-8.54%	****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2016	0.00%	to	0.25%	19,688,978	31.44	to	21.64	478,455,050	2.03%	11.71%	to	11.43%
2015	0.00%	to	0.25%	19,872,339	28.15	to	19.42	433,286,156	1.84%	1.11%	to	0.85%
2014	0.00%	to	0.25%	19,703,250	27.84	to	19.25	428,953,663	1.78%	13.42%	to	13.14%
2013	0.00%	to	0.25%	18,495,758	24.54	to	17.02	359,230,963	1.87%	32.03%	to	31.70%
2012	0.00%	to	0.25%	18,671,915	18.59	to	12.92	275,529,192	2.05%	15.74%	to	15.45%
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2016	0.00%	to	0.25%	461,676	24.91	to	16.00	11,294,775	1.28%	10.37%	to	10.10%
2015	0.00%	to	0.25%	503,710	22.57	to	14.53	11,176,410	1.06%	-3.19%	to	-3.44%
2014	0.00%	to	0.25%	579,590	23.32	to	15.05	13,108,017	1.04%	13.45%	to	13.17%
2013	0.00%	to	0.25%	609,225	20.55	to	13.30	12,228,151	1.23%	34.34%	to	34.01%
2012	0.00%	to	0.25%	657,466	15.30	to	9.93	9,812,092	0.80%	11.97%	to	11.69%
Global Income Builder VIP - Class A (DSGIBA)
2016			0.00%	2,350			10.41	24,457	0.00%			4.07%	****
Floating-Rate Income Fund (ETVFR)
2016	0.00%	to	0.25%	5,996,803	12.06	to	11.89	71,736,301	3.48%	8.95%	to	8.67%
2015	0.00%	to	0.25%	5,769,523	11.07	to	10.94	63,451,455	3.33%	-0.99%	to	-1.24%
2014	0.00%	to	0.25%	6,022,601	11.18	to	11.08	66,999,384	3.22%	0.57%	to	0.32%
2013	0.00%	to	0.25%	2,302,534	11.12	to	11.04	25,512,559	3.51%	3.85%	to	3.59%
2012	0.10%	to	0.25%	1,438,087	10.69	to	10.66	15,367,260	3.38%	7.22%	to	7.06%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2016			0.00%	369,466			18.22	6,732,869	5.10%			14.02%
2015			0.00%	377,928			15.98	6,040,094	4.68%			-7.05%
2014			0.00%	390,265			17.20	6,710,629	4.91%			4.62%
2013			0.00%	391,706			16.44	6,438,224	6.32%			13.94%
2012			0.00%	397,235			14.43	5,730,247	6.26%			12.65%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rising Dividends Securities Fund - Class 1 (FTVRDI)
2016			0.00%	517,880			32.12	16,634,002	1.58%			16.33%
2015			0.00%	570,589			27.61	15,754,609	1.64%			-3.42%
2014			0.00%	599,977			28.59	17,151,918	1.53%			9.01%
2013			0.00%	706,879			26.23	18,538,455	1.74%			30.05%
2012			0.00%	689,703			20.17	13,908,387	1.82%			12.18%
Small Cap Value Securities Fund - Class 1 (FTVSVI)
2016			0.00%	245,509			44.29	10,874,493	1.03%			30.54%
2015			0.00%	255,164			33.93	8,658,290	0.91%			-7.18%
2014			0.00%	292,511			36.56	10,693,748	0.83%			0.88%
2013			0.00%	314,978			36.24	11,414,310	1.50%			36.50%
2012			0.00%	363,138			26.55	9,640,363	1.03%			18.75%
Small Cap Value Securities Fund - Class 2 (FTVSV2)
2016	0.00%	to	0.25%	416,003	27.11	to	26.33	10,975,714	0.81%	30.19%	to	29.86%
2015	0.00%	to	0.25%	436,021	20.83	to	20.28	8,856,820	0.65%	-7.39%	to	-7.62%
2014	0.00%	to	0.25%	512,783	22.49	to	21.95	11,301,870	0.63%	0.57%	to	0.32%
2013	0.00%	to	0.25%	465,556	22.36	to	21.88	10,229,704	1.33%	36.24%	to	35.90%
2012	0.00%	to	0.25%	404,795	16.41	to	16.10	6,539,867	0.80%	18.39%	to	18.09%
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
2016	0.00%	to	0.25%	136,852	15.90	to	15.54	2,163,040	1.69%	12.18%	to	11.90%
2015	0.00%	to	0.25%	147,343	14.17	to	13.89	2,077,541	3.80%	-3.65%	to	-3.89%
2014	0.00%	to	0.25%	32,122	14.71	to	14.45	464,392	2.43%	5.71%	to	5.44%
2013			0.25%	20,950			13.71	287,147	2.67%			27.30%
2012			0.25%	13,771			10.77	148,276	1.98%			13.07%
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2016			0.00%	271,041			8.90	2,413,106	0.80%			17.44%
2015			0.00%	285,175			7.58	2,161,899	2.16%			-19.60%
2014			0.00%	338,402			9.43	3,190,883	1.50%			-5.71%	****
Templeton Foreign Securities Fund - Class 1 (TIF)
2016			0.00%	38,500			25.74	990,896	2.16%			7.49%
2015			0.00%	42,432			23.94	1,016,000	3.58%			-6.31%
2014			0.00%	48,081			25.56	1,228,764	2.07%			-10.89%
2013			0.00%	53,511			28.68	1,534,588	2.56%			23.27%
2012			0.00%	58,522			23.26	1,361,447	3.25%			18.60%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2016	0.00%	to	0.25%	1,063,433	23.54	to	22.71	24,424,763	1.95%	7.18%	to	6.91%
2015	0.00%	to	0.25%	1,146,428	21.96	to	21.24	24,618,620	3.22%	-6.49%	to	-6.73%
2014	0.00%	to	0.25%	1,087,231	23.49	to	22.77	25,006,807	1.97%	-11.13%	to	-11.35%
2013	0.10%	to	0.25%	642,739	26.13	to	25.69	16,554,377	2.30%	22.85%	to	22.66%
2012	0.10%	to	0.25%	628,537	21.27	to	20.94	13,199,367	3.00%	18.11%	to	17.94%
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2016	0.00%	to	0.25%	457,762	17.09	to	16.70	7,800,411	0.00%	2.94%	to	2.68%
2015	0.00%	to	0.25%	662,999	16.60	to	16.26	10,987,604	7.60%	-4.30%	to	-4.54%
2014	0.00%	to	0.25%	774,609	17.35	to	17.04	13,406,161	3.71%	1.83%	to	1.58%
2013	0.00%	to	0.25%	2,511,603	17.04	to	16.77	42,440,610	4.74%	1.63%	to	1.38%
2012	0.00%	to	0.25%	2,363,034	16.77	to	16.55	39,360,480	5.98%	15.07%	to	14.78%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2016			0.00%	44,251			14.67	649,006	3.82%			13.18%
2015			0.00%	51,295			12.96	664,708	2.92%			-6.21%
2014			0.00%	53,635			13.82	741,071	2.78%			2.85%
2013			0.00%	50,080			13.43	672,789	11.86%			23.77%
2012			0.00%	35,375			10.85	383,969	2.65%			15.33%
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
2016	0.00%	to	0.25%	1,451,430	11.12	to	9.93	14,597,838	0.00%	3.21%	to	2.95%
2015	0.00%	to	0.25%	1,372,392	10.78	to	9.65	13,399,403	7.61%	-4.10%	to	-4.34%
2014	0.00%	to	0.25%	1,178,165	11.24	to	10.08	11,985,782	4.04%	2.12%	to	0.85%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2016	0.00%	to	0.25%	228,597	14.83	to	14.66	3,383,296	0.00%	0.76%	to	0.50%
2015	0.00%	to	0.25%	345,418	14.72	to	14.59	5,068,137	0.00%	1.21%	to	0.95%
2014	0.00%	to	0.25%	341,263	14.55	to	14.45	4,953,394	0.00%	8.04%	to	7.77%
2013	0.00%	to	0.25%	321,052	13.47	to	13.41	4,317,352	0.41%	37.01%	to	36.67%
2012	0.00%	to	0.25%	341,791	9.83	to	9.81	3,357,388	0.00%	-1.72%	to	-1.89%	****
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2016			0.00%	134,610			11.04	1,486,483	0.47%			11.64%
2015			0.00%	62,732			9.89	620,517	4.97%			-4.10%
2014			0.00%	38,475			10.31	396,848	0.00%			3.14%	****
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2016	0.00%	to	0.25%	1,056,953	32.80	to	31.78	33,768,491	0.66%	14.69%	to	14.41%
2015	0.00%	to	0.25%	573,578	28.60	to	27.77	16,060,386	0.94%	-2.66%	to	-2.90%
2014	0.00%	to	0.25%	372,474	29.38	to	28.60	10,699,926	0.71%	15.11%	to	14.82%
2013	0.00%	to	0.25%	258,597	25.52	to	24.91	6,466,290	0.96%	32.30%	to	31.97%
2012	0.00%	to	0.25%	99,517	19.29	to	18.88	1,885,985	0.28%	20.38%	to	20.08%
Small Cap Core Portfolio 1 (JPSCE1)
2016			0.25%	9,466			11.10	105,109	0.47%			19.91%
2015			0.25%	4,684			9.26	43,373	0.00%			-7.40%	****
Balanced Portfolio: Service Shares (JABS)
2016	0.00%	to	0.25%	1,000,252	28.86	to	27.84	28,132,139	1.98%	4.32%	to	4.06%
2015	0.00%	to	0.25%	947,970	27.66	to	26.76	25,570,430	1.68%	0.41%	to	0.16%
2014	0.00%	to	0.25%	933,751	27.55	to	26.71	25,164,067	1.54%	8.24%	to	7.97%
2013	0.00%	to	0.25%	821,725	25.45	to	24.74	20,512,662	2.01%	19.80%	to	19.50%
2012	0.00%	to	0.25%	703,225	21.24	to	20.70	14,705,391	2.66%	13.37%	to	13.09%
Enterprise Portfolio: Service Shares (JAMGS)
2016	0.00%	to	0.25%	457,212	10.79	to	10.77	4,926,666	0.40%	7.90%	to	7.72%	****
Flexible Bond Portfolio: Service Shares (JAFBS)
2016	0.00%	to	0.25%	1,347,630	10.32	to	10.26	13,834,191	2.43%	2.22%	to	1.97%
2015	0.00%	to	0.25%	1,234,000	10.09	to	10.06	12,417,813	2.23%	-0.06%	to	-0.31%
2014	0.20%	to	0.25%	435,927	10.09			4,399,676	1.29%			0.92%	****
Forty Portfolio: Service Shares (JACAS)
2016	0.00%	to	0.25%	1,996,099	20.83	to	19.97	41,096,683	0.88%	1.94%	to	1.69%
2015	0.00%	to	0.25%	2,232,703	20.43	to	19.63	45,096,682	1.25%	11.94%	to	11.66%
2014	0.00%	to	0.25%	2,473,108	18.25	to	17.58	44,660,750	0.03%	8.47%	to	8.20%
2013	0.00%	to	0.25%	2,806,731	16.83	to	16.25	46,697,005	0.59%	30.89%	to	30.56%
2012	0.00%	to	0.25%	3,302,617	12.86	to	12.45	42,001,099	0.55%	23.86%	to	23.55%
Global Technology Portfolio: Service Shares (JAGTS)
2016	0.00%	to	0.25%	1,367,724	11.03	to	10.57	14,991,999	0.09%	13.85%	to	13.57%
2015	0.00%	to	0.25%	1,452,572	9.69	to	9.31	14,007,986	0.81%	4.65%	to	4.38%
2014	0.00%	to	0.25%	1,666,220	9.26	to	8.92	15,350,042	0.00%	9.35%	to	9.07%
2013	0.00%	to	0.25%	1,724,013	8.47	to	8.18	14,513,340	0.00%	35.39%	to	35.05%
2012	0.00%	to	0.25%	1,913,179	6.25	to	6.06	11,896,992	0.00%	19.15%	to	18.85%
Overseas Portfolio: Service Shares (JAIGS)
2016	0.00%	to	0.25%	1,506,768	13.02	to	12.48	19,431,410	5.11%	-6.71%	to	-6.94%
2015	0.00%	to	0.25%	1,556,610	13.95	to	13.41	21,561,467	0.48%	-8.80%	to	-9.03%
2014	0.00%	to	0.25%	1,927,784	15.30	to	14.74	29,256,435	5.77%	-12.10%	to	-12.32%
2013	0.00%	to	0.25%	2,331,866	17.41	to	16.81	40,211,611	3.05%	14.28%	to	14.00%
2012	0.00%	to	0.25%	2,835,962	15.23	to	14.75	42,805,297	0.69%	13.18%	to	12.90%
Perkins Mid Cap Value Portfolio: Service Shares (JAMVS)
2016	0.00%	to	0.25%	82,367	17.60	to	17.31	1,432,096	0.82%	18.76%	to	18.47%
2015	0.00%	to	0.25%	135,681	14.82	to	14.61	1,988,712	1.06%	-3.69%	to	-3.93%
2014	0.00%	to	0.25%	128,064	15.39	to	15.21	1,952,405	3.38%	8.44%	to	8.17%
2013	0.00%	to	0.25%	135,589	14.19	to	14.06	1,908,778	1.00%	25.81%	to	25.49%
2012	0.00%	to	0.25%	189,721	11.28	to	11.21	2,127,531	0.89%	10.79%	to	10.51%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2016	0.00%	to	0.25%	3,028,245	10.38	to	10.21	31,006,169	1.04%	20.78%	to	20.48%
2015	0.00%	to	0.25%	3,088,800	8.59	to	8.47	26,233,081	1.29%	-20.05%	to	-20.25%
2014	0.00%	to	0.25%	2,531,668	10.75	to	10.62	26,936,682	1.81%	-4.64%	to	-4.87%
2013	0.00%	to	0.25%	2,130,245	11.27	to	11.17	23,822,313	1.47%	-1.24%	to	-1.49%
2012	0.00%	to	0.25%	1,981,197	11.41	to	11.34	22,485,704	1.71%	22.05%	to	21.75%
Lord Abbett Series Fund Inc. - Bond Debenture Portfolio: Class VC (LOVBD)
2016	0.20%	to	0.25%	226,991	11.11	to	11.09	2,518,441	5.09%	11.91%	to	11.85%
2015	0.20%	to	0.25%	30,871	9.93	to	9.92	306,229	8.70%	-1.73%	to	-1.78%
Lord Abbett Series Fund Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)
2016	0.00%	to	0.25%	5,533	21.96	to	21.33	118,289	0.51%	16.39%	to	16.10%
2015	0.00%	to	0.25%	5,441	18.87	to	18.37	100,210	0.10%	-3.79%	to	-4.03%
2014	0.00%	to	0.25%	57,274	19.61	to	19.15	1,101,297	0.34%	11.53%	to	11.25%
2013	0.00%	to	0.25%	84,220	17.59	to	17.21	1,455,733	0.44%	30.32%	to	29.99%
2012	0.00%	to	0.25%	83,197	13.49	to	13.24	1,106,163	0.77%	14.54%	to	14.26%
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
2016	0.00%	to	0.25%	1,122,526	10.24	to	10.20	11,458,058	3.23%	4.26%	to	4.00%
2015	0.00%	to	0.25%	696,348	9.82	to	9.81	6,830,955	6.21%	-1.76%	to	-1.93%	****
Lord Abbett Series Fund Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
2016	0.20%	to	0.25%	1,181,419	10.14	to	10.14	11,980,773	4.09%	1.44%	to	1.40%	****
VIT II - MFS Blended Research Core Equity Portfolio- Service Class (MVBRES)
2016	0.20%	to	0.25%	56,347	11.98	to	11.96	673,978	1.20%	7.96%	to	7.91%
2015	0.20%	to	0.25%	74,067	11.09	to	11.08	821,115	2.15%	0.67%	to	0.62%
Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)
2016			0.00%	271,340			10.46	2,837,846	0.60%			6.08%
2015			0.00%	297,791			9.86	2,936,113	0.50%			-1.40%	****
Var Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
2016	0.20%	to	0.25%	287,386			9.05	2,599,441	1.34%			-1.16%
2015	0.00%	to	0.25%	310,021	9.17	to	9.15	2,837,301	1.83%	-8.31%	to	-8.49%	****
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
2016			0.00%	23,315			14.51	338,410	0.00%			9.05%
2015			0.00%	30,567			13.31	406,846	0.00%			-1.89%
2014			0.00%	39,384			13.57	534,273	0.00%			-7.26%
2013			0.00%	54,531			14.63	797,640	0.00%			41.52%
2012			0.00%	7,796			10.34	80,579	0.00%			3.36%	****
New Discovery Series - Service Class (MNDSC)
2016	0.20%	to	0.25%	5,578	14.22	to	14.18	79,121	0.00%	8.58%	to	8.53%
2015	0.00%	to	0.25%	27,229	13.19	to	13.07	356,357	0.00%	-2.15%	to	-2.39%
2014	0.00%	to	0.25%	81,742	13.48	to	13.39	1,095,280	0.00%	-7.49%	to	-7.72%
2013	0.00%	to	0.25%	148,553	14.57	to	14.51	2,155,892	0.00%	41.22%	to	40.86%
2012	0.25%			65,112			10.30	670,683	0.00%			3.00%	****
Value Series - Initial Class (MVFIC)
2016			0.00%	332,771			36.04	11,991,713	2.16%			14.09%
2015			0.00%	313,122			31.59	9,890,222	2.29%			-0.74%
2014			0.00%	314,764			31.82	10,015,870	1.51%			10.51%
2013			0.00%	368,819			28.79	10,619,793	1.21%			35.89%
2012			0.00%	394,370			21.19	8,356,622	1.70%			16.26%
Value Series - Service Class (MVFSC)
2016	0.00%	to	0.25%	3,786,227	17.49	to	17.09	64,920,421	2.00%	13.78%	to	13.49%
2015	0.00%	to	0.25%	2,395,774	15.38	to	15.06	36,194,371	2.12%	-0.93%	to	-1.18%
2014	0.00%	to	0.25%	1,817,807	15.52	to	15.24	27,779,416	1.33%	10.20%	to	9.93%
2013	0.00%	to	0.25%	2,108,924	14.08	to	13.86	29,309,020	1.02%	35.59%	to	35.26%
2012	0.00%	to	0.25%	2,084,955	10.39	to	10.25	21,406,037	1.48%	15.88%	to	15.59%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2016	0.00%	to	0.25%	3,598,366	23.27	to	22.83	82,415,948	1.15%	3.84%	to	3.58%
2015	0.00%	to	0.25%	3,393,304	22.41	to	22.04	74,992,713	1.81%	6.32%	to	6.05%
2014	0.00%	to	0.25%	2,912,540	21.07	to	20.78	60,625,656	1.84%	1.13%	to	0.88%
2013	0.00%	to	0.25%	2,760,169	20.84	to	20.60	56,931,951	1.39%	27.63%	to	27.31%
2012	0.00%	to	0.25%	2,528,785	16.33	to	16.18	40,955,451	1.59%	15.93%	to	15.64%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2016			0.00%	118,983			16.83	2,002,670	2.08%			6.11%
2015			0.00%	101,355			15.86	1,607,721	3.38%			-0.65%
2014			0.00%	107,604			15.97	1,718,027	2.84%			7.85%
2013			0.00%	119,123			14.80	1,763,427	3.52%			-0.32%
2012			0.00%	159,977			14.85	2,375,733	4.54%			9.44%
Emerging Markets Debt Portfolio - Class I (MSEM)
2016	0.00%	to	0.25%	507,033	36.45	to	35.05	21,693,860	6.88%	10.55%	to	10.28%
2015	0.00%	to	0.25%	826,783	32.97	to	31.78	33,218,941	5.22%	-1.12%	to	-1.36%
2014	0.00%	to	0.25%	955,142	33.35	to	32.22	38,169,060	5.48%	2.93%	to	2.67%
2013	0.00%	to	0.25%	985,279	32.40	to	31.39	38,132,292	4.05%	-8.75%	to	-8.98%
2012	0.00%	to	0.25%	977,094	35.50	to	34.48	41,041,916	2.86%	17.96%	to	17.67%
Global Real Estate Portfolio - Class II (VKVGR2)
2016	0.00%	to	0.25%	422,599	11.76	to	11.49	4,870,267	1.40%	3.12%	to	2.86%
2015	0.00%	to	0.25%	471,131	11.40	to	11.17	5,270,760	2.30%	-1.42%	to	-1.66%
2014	0.00%	to	0.25%	421,696	11.57	to	11.36	4,797,159	0.69%	13.85%	to	13.57%
2013	0.00%	to	0.25%	290,891	10.16	to	10.00	2,913,382	3.58%	2.63%	to	2.38%
2012	0.00%	to	0.25%	242,254	9.90	to	9.77	2,370,646	0.54%	29.94%	to	29.62%
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)
2016	0.00%	to	0.25%	372,666	15.50	to	14.86	5,557,051	0.00%	-8.78%	to	-9.01%
2015	0.00%	to	0.25%	561,751	16.99	to	16.34	9,220,353	0.00%	-5.90%	to	-6.13%
2014	0.00%	to	0.25%	758,843	18.05	to	17.40	13,267,348	0.00%	1.97%	to	1.71%
2013	0.00%	to	0.25%	785,039	17.71	to	17.11	13,482,809	0.37%	37.49%	to	37.14%
2012	0.00%	to	0.25%	900,392	12.88	to	12.48	11,269,895	0.00%	8.69%	to	8.42%
Universal Institutional Funds, Inc. - Growth Portfolio - Class I (MSVEG)
2016	0.00%	to	0.25%	81,298	20.08	to	19.62	1,601,538	0.00%	-1.64%	to	-1.88%
2015	0.00%	to	0.25%	69,285	20.41	to	20.00	1,390,107	0.00%	12.24%	to	11.96%
2014	0.00%	to	0.25%	71,574	18.19	to	17.86	1,280,698	0.00%	6.36%	to	6.09%
2013	0.00%	to	0.25%	93,010	17.10	to	16.83	1,566,998	0.53%	48.07%	to	47.70%
2012	0.00%	to	0.25%	135,128	11.55	to	11.40	1,540,514	0.00%	14.38%	to	14.09%
U.S. Real Estate Portfolio - Class I (MSVRE)
2016	0.10%	to	0.25%	338,494	64.16	to	51.21	18,264,129	1.38%	6.71%	to	6.55%
2015	0.10%	to	0.25%	402,965	60.13	to	48.07	20,329,045	1.35%	2.07%	to	1.92%
2014	0.10%	to	0.25%	417,956	58.91	to	47.16	20,424,278	1.39%	29.59%	to	29.40%
2013	0.10%	to	0.25%	453,779	45.46	to	36.45	16,994,730	1.13%	1.95%	to	1.80%
2012	0.10%	to	0.25%	660,510	44.59	to	35.80	24,416,983	0.84%	15.72%	to	15.55%
NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)
2016			0.00%	77			10.47	806	12.37%			5.94%
2014			0.00%	1			10.20	10	2.52%			1.96%	****
NVIT Investor Destinations Managed Growth Class I (IDPG)
2015			0.00%	4,397			9.77	42,952	1.83%			-3.71%
NVIT Cardinal Managed Growth and Income Class I (NCPGI)
2016			0.00%	78			10.31	804	0.88%			5.74%
NVIT Cardinal Managed Growth Class I (NCPG)
2016			0.00%	4,715			10.23	48,251	3.18%			6.40%
2015			0.00%	4,610			9.62	44,339	1.34%			-4.62%
2014			0.00%	4,296			10.08	43,319	3.21%			0.84%	****
NVIT Bond Index Fund Class I (NVBX)
2016	0.00%	to	0.25%	9,423,378	10.53	to	10.46	98,726,317	2.31%	2.26%	to	2.01%
2015	0.00%	to	0.25%	9,294,873	10.29	to	10.25	95,391,912	2.32%	0.14%	to	-0.11%
2014	0.00%	to	0.25%	5,645,631	10.28	to	10.26	57,954,008	3.92%	2.78%	to	2.61%	****
NVIT International Index Fund Class I (NVIX)
2016	0.00%	to	0.25%	2,805,657	9.19	to	9.13	25,664,925	3.07%	0.92%	to	0.67%
2015	0.00%	to	0.25%	2,225,659	9.11	to	9.07	20,212,790	3.36%	-0.96%	to	-1.21%
2014	0.00%	to	0.25%	1,245,179	9.20	to	9.18	11,440,668	2.49%	-8.01%	to	-8.16%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2016			0.00%	1,455,365			28.30	41,186,313	2.38%			20.44%
2015			0.00%	1,546,350			23.50	36,335,010	2.39%			-4.28%
2014			0.00%	1,667,165			24.55	40,923,361	2.00%			13.12%
2013			0.00%	1,832,139			21.70	39,757,407	1.86%			31.90%
2012			0.00%	1,980,422			16.45	32,582,111	0.98%			14.66%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2016			0.00%	511,729			18.10	9,262,950	1.92%			9.00%
2015			0.00%	519,808			16.61	8,632,339	1.42%			0.98%
2014			0.00%	490,736			16.44	8,070,122	0.95%			4.99%
2013			0.00%	487,528			15.66	7,636,273	1.31%			23.28%
2012			0.00%	477,179			12.70	6,062,552	1.36%			15.72%
American Funds NVIT Bond Fund - Class II (GVABD2)
2016			0.00%	101,604			13.52	1,373,217	2.37%			2.65%
2015			0.00%	113,914			13.17	1,499,841	1.36%			-0.23%
2014			0.00%	117,093			13.20	1,545,265	1.22%			4.98%
2013			0.00%	122,305			12.57	1,537,507	1.67%			-2.57%
2012			0.00%	158,000			12.90	2,038,705	2.20%			4.97%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2016			0.00%	393,395			18.57	7,303,931	1.45%			0.19%
2015			0.00%	426,191			18.53	7,898,072	0.69%			6.54%
2014			0.00%	375,662			17.39	6,534,147	0.70%			1.84%
2013			0.00%	394,540			17.08	6,738,800	0.39%			28.64%
2012			0.00%	374,929			13.28	4,978,082	0.87%			22.09%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2016			0.00%	505,916			19.31	9,767,654	0.22%			9.06%
2015			0.00%	539,000			17.70	9,541,628	0.71%			6.43%
2014			0.00%	582,797			16.63	9,693,899	0.44%			8.07%
2013			0.00%	660,438			15.39	10,165,319	0.32%			29.61%
2012			0.00%	656,818			11.88	7,800,019	0.21%			17.40%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2016			0.00%	195,828			16.74	3,277,768	1.12%			11.09%
2015			0.00%	198,459			15.07	2,990,282	0.84%			1.09%
2014			0.00%	223,749			14.91	3,335,091	0.79%			10.23%
2013			0.00%	235,408			13.52	3,183,307	0.98%			32.97%
2012			0.00%	247,986			10.17	2,521,961	1.05%			17.06%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2016	0.00%	to	0.25%	764,369	29.25	to	28.90	22,163,019	5.76%	14.16%	to	13.87%
2015	0.00%	to	0.25%	792,106	25.62	to	25.38	20,149,457	5.47%	-2.61%	to	-2.85%
2014	0.00%	to	0.25%	816,154	26.31	to	26.13	21,289,529	5.48%	2.55%	to	2.29%
2013	0.00%	to	0.25%	679,469	25.66	to	25.54	17,286,424	6.14%	7.07%	to	6.80%
2012	0.00%	to	0.25%	891,109	23.96	to	23.91	21,088,404	8.24%	14.56%	to	14.27%
NVIT Emerging Markets Fund - Class I (GEM)
2016	0.00%	to	0.25%	533,999	23.17	to	22.25	12,233,957	0.82%	7.72%	to	7.45%
2015	0.00%	to	0.25%	532,848	21.51	to	20.71	11,336,532	0.85%	-15.99%	to	-16.20%
2014	0.00%	to	0.25%	557,428	25.61	to	24.71	14,127,165	1.22%	-5.51%	to	-5.74%
2013	0.00%	to	0.25%	347,886	27.10	to	26.22	9,214,541	1.10%	0.75%	to	0.49%
2012	0.00%	to	0.25%	443,026	26.90	to	26.09	11,673,052	0.50%	17.22%	to	16.92%
NVIT International Equity Fund - Class I (GIG)
2016	0.00%	to	0.25%	1,036,347	16.20	to	15.55	16,611,416	2.14%	0.87%	to	0.62%
2015	0.00%	to	0.25%	1,135,892	16.06	to	15.46	18,048,434	0.54%	-3.06%	to	-3.30%
2014	0.00%	to	0.25%	960,722	16.57	to	15.99	15,746,265	3.56%	-0.45%	to	-0.70%
2013	0.00%	to	0.25%	796,673	16.64	to	16.10	13,055,210	0.54%	17.83%	to	17.54%
2012	0.00%	to	0.25%	758,056	14.12	to	13.70	10,581,543	0.87%	15.61%	to	15.32%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2016			0.00%	19,769			9.50	187,771	1.93%			0.63%
2015			0.00%	20,759			9.44	195,933	0.25%			-3.22%
2014			0.00%	25,389			9.75	247,606	3.79%			-0.72%
2013			0.00%	27,530			9.82	270,431	0.53%			17.56%
2012			0.00%	29,454			8.36	246,109	0.52%			15.23%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2016			0.00%	970,413			16.32	15,835,198	0.80%			13.60%
2015			0.00%	1,043,310			14.36	14,986,341	0.77%			-1.08%
2014			0.00%	1,156,523			14.52	16,793,852	0.89%			6.60%
2013			0.00%	1,264,376			13.62	17,223,307	1.05%			43.82%
2012			0.00%	1,373,296			9.47	13,007,385	1.47%			16.94%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2016			0.00%	13,923			18.26	254,278	0.79%			10.11%
2015			0.00%	16,728			16.59	277,452	0.77%			-0.32%
2014			0.00%	20,963			16.64	348,823	0.40%			10.60%
2013			0.00%	63,496			15.04	955,287	1.00%			38.77%
2012			0.00%	26,852			10.84	291,127	0.88%			11.50%
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2016	0.00%	to	0.25%	257,360	15.02	to	23.00	3,902,437	2.47%	8.33%	to	8.06%
2015	0.00%	to	0.25%	257,344	13.87	to	21.28	3,598,068	2.63%	-1.58%	to	-1.82%
2014	0.00%	to	0.25%	294,102	14.09	to	21.68	4,162,181	2.30%	4.48%	to	4.21%
2013	0.00%	to	0.25%	261,976	13.49	to	20.80	3,541,688	1.43%	29.65%	to	29.32%
2012	0.00%	to	0.25%	213,377	10.40	to	16.08	2,220,609	1.16%	16.22%	to	15.93%
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2016	0.00%	to	0.25%	10,166,375	14.67	to	17.70	179,948,748	2.76%	6.28%	to	6.02%
2015	0.00%	to	0.25%	10,232,948	13.80	to	16.69	170,635,089	2.73%	-1.05%	to	-1.30%
2014	0.00%	to	0.25%	10,224,638	13.95	to	16.91	172,735,321	2.41%	4.46%	to	4.20%
2013	0.00%	to	0.10%	10,209,139	13.35	to	16.34	165,624,736	1.74%	14.72%	to	14.60%
2012	0.00%	to	0.10%	10,264,208	11.64	to	14.26	145,467,469	1.58%	11.24%	to	11.13%
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2016	0.00%	to	0.25%	414,927	15.05	to	20.14	6,261,130	2.87%	7.32%	to	7.05%
2015	0.00%	to	0.25%	413,648	14.02	to	18.81	5,863,151	2.92%	-1.15%	to	-1.39%
2014	0.00%	to	0.25%	502,308	14.18	to	19.08	7,154,710	2.52%	4.70%	to	4.44%
2013	0.00%	to	0.25%	505,936	13.55	to	18.27	6,867,707	1.76%	21.44%	to	21.14%
2012	0.00%			417,509	11.15			4,657,198	1.55%	13.74%
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2016	0.00%	to	0.25%	290,101	13.66	to	14.30	3,980,590	2.61%	4.81%	to	4.55%
2015	0.00%	to	0.25%	315,786	13.03	to	13.68	4,132,995	1.93%	-0.65%	to	-0.90%
2014	0.00%	to	0.25%	418,416	13.12	to	13.80	5,500,415	2.33%	3.42%	to	3.16%
2013	0.00%	to	0.25%	357,466	12.69	to	13.38	4,544,807	1.92%	5.03%	to	4.77%
2012	0.00%	to	0.25%	376,288	12.08	to	12.77	4,545,438	2.04%	7.58%	to	7.31%
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2016	0.00%	to	0.25%	463,170	14.89	to	18.91	6,922,714	2.75%	6.82%	to	6.55%
2015	0.00%	to	0.25%	490,108	13.94	to	17.74	6,859,396	2.86%	-0.98%	to	-1.22%
2014	0.00%	to	0.25%	527,052	14.07	to	17.96	7,424,847	2.58%	4.66%	to	4.40%
2013	0.00%	to	0.25%	465,232	13.45	to	17.21	6,256,218	1.68%	17.98%	to	17.68%
2012	0.00%			489,603	11.40			5,580,088	1.47%	12.45%
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2016	0.00%	to	0.25%	448,324	14.99	to	21.19	6,816,853	2.72%	7.69%	to	7.42%
2015	0.00%	to	0.25%	465,467	13.92	to	19.72	6,554,672	3.14%	-1.43%	to	-1.67%
2014	0.00%	to	0.25%	500,786	14.12	to	20.06	7,122,373	2.54%	4.66%	to	4.40%
2013	0.00%	to	0.25%	539,732	13.49	to	19.21	7,290,898	1.65%	24.35%	to	24.04%
2012	0.00%	to	0.25%	475,266	10.85	to	15.49	5,157,615	1.27%	14.67%	to	14.38%
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2016	0.00%	to	0.25%	300,175	14.41	to	16.56	4,358,449	2.66%	5.99%	to	5.73%
2015	0.00%	to	0.25%	356,776	13.60	to	15.66	4,919,377	2.82%	-0.88%	to	-1.13%
2014	0.00%	to	0.25%	274,907	13.72	to	15.84	3,837,479	2.59%	4.17%	to	3.91%
2013	0.00%	to	0.25%	234,164	13.17	to	15.25	3,134,027	2.10%	11.33%	to	11.05%
2012	0.00%	to	0.25%	168,356	11.83	to	13.73	2,023,329	1.97%	10.13%	to	9.86%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Core Bond Fund - Class I (NVCBD1)
2016			0.00%	115,114			14.34	1,650,436	3.79%			5.35%
2015			0.00%	71,807			13.61	977,281	2.55%			-0.72%
2014			0.00%	72,271			13.71	990,731	3.25%			5.06%
2013			0.00%	65,876			13.05	859,611	2.38%			-1.91%
2012			0.00%	72,492			13.30	964,375	3.01%			7.75%
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2016			0.00%	145,090			15.32	2,222,841	2.98%			3.70%
2015			0.00%	163,170			14.77	2,410,668	1.87%			-0.32%
2014			0.00%	165,785			14.82	2,457,106	2.41%			5.09%
2013			0.00%	68,382			14.10	964,406	2.14%			-1.77%
2012			0.00%	88,003			14.36	1,263,519	3.10%			7.38%
NVIT Nationwide Fund - Class I (TRF)
2016	0.00%	to	0.25%	5,801,396	26.42	to	20.66	131,664,747	1.45%	11.39%	to	11.11%
2015	0.00%	to	0.25%	6,001,037	23.72	to	18.59	122,867,582	1.25%	0.94%	to	0.68%
2014	0.00%	to	0.25%	5,535,091	23.50	to	18.47	113,397,553	1.18%	12.15%	to	11.87%
2013	0.00%	to	0.25%	5,235,424	20.95	to	16.51	96,357,207	1.36%	31.10%	to	30.77%
2012	0.00%	to	0.25%	5,630,708	15.98	to	12.62	79,096,053	1.42%	14.21%	to	13.93%
NVIT Government Bond Fund - Class I (GBF)
2016	0.00%	to	0.25%	2,681,148	22.20	to	18.15	53,132,962	1.93%	0.74%	to	0.49%
2015	0.00%	to	0.25%	2,796,778	22.03	to	18.06	55,120,112	1.66%	-0.11%	to	-0.36%
2014	0.00%	to	0.25%	3,237,960	22.06	to	18.13	63,730,810	1.84%	4.57%	to	4.31%
2013	0.00%	to	0.25%	4,678,416	21.09	to	17.38	88,111,568	1.58%	-4.06%	to	-4.29%
2012	0.00%	to	0.25%	6,848,651	21.98	to	18.16	132,739,247	2.29%	3.06%	to	2.80%
NVIT International Index Fund - Class II (GVIX2)
2016	0.00%	to	0.25%	247,534	9.33	to	9.10	2,308,841	2.46%	0.75%	to	0.50%
2015	0.00%	to	0.25%	361,122	9.26	to	9.06	3,319,649	2.05%	-1.26%	to	-1.50%
2014	0.00%	to	0.25%	368,560	9.38	to	9.20	3,430,319	2.77%	-6.12%	to	-6.36%
2013	0.00%	to	0.25%	1,031,670	9.99	to	9.82	10,179,629	3.02%	21.36%	to	21.06%
2012	0.00%	to	0.25%	941,904	8.23	to	8.11	7,665,578	2.39%	18.29%	to	17.99%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2016	0.00%	to	0.25%	940,743	24.86	to	23.95	23,255,440	1.68%	9.47%	to	9.19%
2015	0.00%	to	0.25%	969,751	22.71	to	21.93	21,912,397	1.39%	-1.00%	to	-1.25%
2014	0.00%	to	0.25%	1,073,873	22.94	to	22.21	24,498,323	1.57%	4.99%	to	4.72%
2013	0.00%	to	0.25%	1,274,214	21.85	to	21.21	27,694,970	1.70%	27.25%	to	26.93%
2012	0.00%	to	0.25%	1,281,727	17.17	to	16.71	21,905,937	1.41%	15.90%	to	15.61%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2016			0.00%	89,591			17.76	1,590,862	1.94%			6.30%
2015			0.00%	90,670			16.70	1,514,570	1.45%			-0.17%
2014			0.00%	117,578			16.73	1,967,463	1.72%			4.59%
2013			0.00%	109,004			16.00	1,744,025	1.76%			13.42%
2012			0.00%	101,106			14.11	1,426,210	2.24%			9.39%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2016			0.00%	37,033			20.48	758,600	1.87%			7.74%
2015			0.00%	38,096			19.01	724,321	1.65%			-0.53%
2014			0.00%	34,838			19.11	665,918	2.15%			5.21%
2013			0.00%	16,580			18.17	301,222	1.53%			19.49%
2012			0.00%	23,052			15.20	350,481	1.85%			12.25%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2016	0.00%	to	0.25%	799,851	17.55	to	16.91	13,812,389	2.24%	4.26%	to	4.00%
2015	0.00%	to	0.25%	616,603	16.83	to	16.26	10,263,238	1.78%	0.26%	to	0.01%
2014	0.00%	to	0.25%	658,975	16.79	to	16.25	10,974,987	1.88%	3.89%	to	3.63%
2013	0.00%	to	0.25%	675,196	16.16	to	15.69	10,837,100	1.63%	4.83%	to	4.57%
2012	0.00%	to	0.25%	755,925	15.42	to	15.00	11,569,034	1.71%	5.18%	to	4.91%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2016	0.00%	to	0.25%	2,881,380	21.94	to	21.13	62,909,448	1.83%	7.14%	to	6.88%
2015	0.00%	to	0.25%	3,138,153	20.47	to	19.77	63,960,082	1.61%	-0.33%	to	-0.58%
2014	0.00%	to	0.25%	3,422,115	20.54	to	19.89	70,012,770	1.67%	5.18%	to	4.92%
2013	0.00%	to	0.25%	3,736,779	19.53	to	18.96	72,702,876	1.61%	16.63%	to	16.34%
2012	0.00%	to	0.25%	4,170,660	16.75	to	16.29	69,592,617	1.61%	10.81%	to	10.53%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2016	0.00%	to	0.25%	3,657,818	23.81	to	22.94	86,550,055	1.78%	8.48%	to	8.21%
2015	0.00%	to	0.25%	3,783,159	21.95	to	21.20	82,593,425	1.49%	-0.73%	to	-0.98%
2014	0.00%	to	0.25%	3,927,295	22.11	to	21.41	86,486,411	1.74%	4.96%	to	4.69%
2013	0.00%	to	0.25%	3,786,951	21.07	to	20.45	79,655,146	1.62%	22.38%	to	22.07%
2012	0.00%	to	0.25%	4,264,890	17.21	to	16.75	73,291,785	1.63%	13.76%	to	13.48%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2016	0.00%	to	0.25%	847,141	20.07	to	19.33	16,894,695	2.02%	5.70%	to	5.44%
2015	0.00%	to	0.25%	822,967	18.98	to	18.33	15,576,328	1.68%	-0.03%	to	-0.28%
2014	0.00%	to	0.25%	883,442	18.99	to	18.38	16,724,811	1.83%	4.74%	to	4.48%
2013	0.00%	to	0.25%	929,870	18.13	to	17.60	16,808,751	1.67%	10.49%	to	10.22%
2012	0.00%	to	0.25%	1,041,782	16.41	to	15.97	17,039,395	1.75%	8.04%	to	7.77%
NVIT Mid Cap Index Fund - Class I (MCIF)
2016	0.00%	to	0.25%	2,420,022	57.09	to	38.14	107,613,758	1.29%	20.29%	to	19.99%
2015	0.00%	to	0.25%	2,307,024	47.46	to	31.79	86,562,644	1.19%	-2.53%	to	-2.78%
2014	0.00%	to	0.25%	2,088,515	48.69	to	32.69	80,705,813	1.08%	9.42%	to	9.15%
2013	0.00%	to	0.25%	2,137,602	44.50	to	29.95	75,996,983	1.15%	33.05%	to	32.72%
2012	0.00%	to	0.25%	2,141,754	33.45	to	22.57	57,446,510	1.07%	17.47%	to	17.18%
NVIT Money Market Fund - Class I (SAM)
2016	0.00%	to	0.25%	3,214,145	14.29	to	11.79	45,893,151	0.01%	0.01%	to	-0.24%
2015	0.00%	to	0.25%	3,306,864	14.29	to	11.82	47,207,095	0.00%	0.00%	to	-0.25%
2014	0.00%	to	0.25%	4,000,593	14.29	to	11.85	56,025,296	0.00%	0.00%	to	-0.25%
2013	0.00%	to	0.25%	4,607,576	14.29	to	11.88	64,524,668	0.00%	0.00%	to	-0.25%
2012	0.00%	to	0.25%	6,108,577	14.29	to	11.91	85,967,265	0.00%	0.00%	to	-0.25%
NVIT Money Market Fund - Class V (SAM5)
2016	0.00%	to	0.25%	13,128,527	11.73	to	11.33	149,888,173	0.03%	0.03%	to	-0.22%
2015	0.00%	to	0.25%	14,808,532	11.73	to	11.35	169,295,370	0.00%	0.00%	to	-0.25%
2014	0.00%	to	0.25%	14,550,861	11.73	to	11.38	166,552,415	0.00%	0.00%	to	-0.25%
2013	0.00%	to	0.25%	19,129,974	11.73	to	11.41	219,396,554	0.00%	0.00%	to	-0.25%
2012	0.00%	to	0.25%	18,461,412	11.73	to	11.44	212,099,838	0.00%	0.00%	to	-0.25%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2016			0.00%	1,476,548			9.54	14,087,207	1.44%			-2.12%
2015			0.00%	1,587,910			9.75	15,478,083	0.72%			-0.49%
2014			0.00%	1,641,194			9.80	16,076,383	1.06%			-2.04%	****
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2016			0.00%	247,269			18.94	4,684,146	3.07%			5.23%
2015			0.00%	258,691			18.00	4,657,160	1.19%			-5.12%
2014			0.00%	281,697			18.97	5,344,914	2.81%			-9.46%
2013			0.00%	32,529			20.96	681,722	2.34%			21.41%
2012			0.00%	39,531			17.26	682,396	0.39%			17.29%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2016	0.00%	to	0.25%	702,223	16.95	to	16.59	11,876,806	0.89%	2.19%	to	1.94%
2015	0.00%	to	0.25%	699,376	16.59	to	16.27	11,590,235	0.47%	3.43%	to	3.18%
2014	0.00%	to	0.25%	744,288	16.04	to	15.77	11,927,494	0.49%	10.44%	to	10.16%
2013	0.00%	to	0.25%	817,723	14.52	to	14.32	11,866,467	0.75%	34.74%	to	34.40%
2012	0.00%	to	0.25%	983,243	10.78	to	10.65	10,586,485	0.46%	16.35%	to	16.06%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2016	0.00%	to	0.25%	990,502	17.16	to	19.35	18,396,747	1.87%	16.35%	to	16.06%
2015	0.00%	to	0.25%	1,027,161	14.75	to	16.67	16,442,051	2.27%	-3.15%	to	-3.39%
2014	0.00%	to	0.25%	509,471	15.23	to	17.26	7,832,611	1.26%	10.52%	to	10.24%
2013	0.00%	to	0.25%	537,399	13.78	to	15.66	7,467,794	1.34%	35.44%	to	35.10%
2012	0.00%	to	0.25%	650,008	10.17	to	11.59	6,714,538	1.34%	17.81%	to	17.52%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2016	0.00%	to	0.25%	2,572,757	17.11	to	16.75	43,899,908	0.00%	6.47%	to	6.20%
2015	0.00%	to	0.25%	2,738,949	16.07	to	15.77	43,932,455	0.00%	-0.18%	to	-0.43%
2014	0.00%	to	0.25%	2,156,480	16.10	to	15.84	34,718,009	0.00%	4.04%	to	3.78%
2013	0.00%	to	0.25%	2,367,293	15.48	to	15.26	36,643,379	0.00%	38.94%	to	38.60%
2012	0.00%	to	0.25%	2,553,965	11.14	to	11.01	28,451,549	0.00%	14.90%	to	14.62%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2016	0.00%	to	0.25%	60,062	22.05	to	21.58	1,306,453	1.61%	17.72%	to	17.43%
2015	0.00%	to	0.25%	57,439	18.73	to	18.38	1,063,100	1.44%	-2.75%	to	-2.99%
2014	0.00%	to	0.25%	48,124	19.26	to	18.95	915,950	3.76%	17.15%	to	16.86%
2013	0.20%	to	0.25%	8,378	16.26	to	16.21	136,063	1.92%	35.58%	to	35.51%
2012	0.00%	to	0.25%	5,559	12.10	to	11.96	66,613	1.34%	16.65%	to	16.36%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2016			0.00%	655,772			21.73	14,252,796	1.41%			17.59%
2015			0.00%	682,469			18.48	12,613,881	1.13%			-2.89%
2014			0.00%	798,637			19.03	15,199,545	1.43%			17.02%
2013			0.00%	801,822			16.26	13,040,702	1.19%			35.68%
2012			0.00%	861,247			11.99	10,323,947	1.13%			16.35%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2016	0.00%	to	0.25%	614,860	29.79	to	28.50	18,116,126	0.00%	8.30%	to	8.04%
2015	0.00%	to	0.25%	624,974	27.51	to	26.38	17,035,327	0.00%	0.76%	to	0.50%
2014	0.00%	to	0.25%	552,233	27.30	to	26.25	14,983,770	0.00%	2.81%	to	2.55%
2013	0.00%	to	0.25%	578,414	26.55	to	25.60	15,276,324	0.00%	44.29%	to	43.93%
2012	0.00%	to	0.25%	679,744	18.40	to	17.79	12,421,533	0.00%	13.44%	to	13.15%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2016	0.00%	to	0.25%	778,121	58.78	to	44.06	43,757,132	0.64%	25.93%	to	25.62%
2015	0.00%	to	0.25%	862,131	46.68	to	35.07	38,537,015	0.75%	-6.02%	to	-6.26%
2014	0.00%	to	0.25%	839,625	49.67	to	37.42	39,613,189	0.52%	7.02%	to	6.75%
2013	0.00%	to	0.25%	982,222	46.41	to	35.05	42,786,445	0.83%	40.40%	to	40.05%
2012	0.00%	to	0.25%	1,047,996	33.05	to	25.03	32,816,953	0.83%	20.44%	to	20.14%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2016	0.00%	to	0.25%	1,059,980	51.49	to	34.07	46,370,729	0.33%	22.83%	to	22.53%
2015	0.00%	to	0.25%	1,156,133	41.92	to	27.81	41,158,133	0.37%	-1.63%	to	-1.88%
2014	0.00%	to	0.25%	1,262,236	42.61	to	28.34	45,885,752	0.16%	0.82%	to	0.56%
2013	0.00%	to	0.25%	1,549,110	42.27	to	28.18	54,890,033	0.13%	40.91%	to	40.55%
2012	0.00%	to	0.25%	1,779,583	30.00	to	20.05	44,668,472	0.15%	15.50%	to	15.21%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2016	0.00%	to	0.25%	505,737	24.04	to	21.70	11,910,627	3.30%	8.65%	to	8.38%
2015	0.00%	to	0.25%	494,615	22.13	to	20.02	10,732,453	2.08%	-2.89%	to	-3.13%
2014	0.00%	to	0.25%	514,344	22.79	to	20.67	11,552,062	3.14%	3.88%	to	3.62%
2013	0.00%	to	0.25%	538,896	21.94	to	19.94	11,694,812	3.31%	-1.12%	to	-1.37%
2012	0.00%	to	0.25%	619,427	22.19	to	20.22	13,566,735	2.47%	12.25%	to	11.97%
NVIT Short Term Bond Fund - Class I (NVSTB1)
2016	0.00%	to	0.25%	2,715,651	12.03	to	11.77	32,219,057	2.63%	2.75%	to	2.49%
2015	0.00%	to	0.25%	1,302,410	11.71	to	11.48	14,970,825	1.59%	-0.08%	to	-0.33%
2014	0.10%	to	0.25%	2,190,544	11.64	to	11.52	25,333,573	0.90%	0.67%	to	0.52%
2013	0.00%	to	0.25%	3,094,731	11.63	to	11.46	35,644,261	1.51%	0.33%	to	0.08%
2012	0.00%	to	0.25%	2,525,391	11.59	to	11.45	29,087,822	2.62%	3.83%	to	3.57%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2016			0.00%	103,139			11.75	1,212,293	1.48%			2.49%
2015			0.00%	136,028			11.47	1,560,000	1.72%			-0.34%
2014			0.00%	164,622			11.51	1,894,382	0.97%			0.49%
2013			0.00%	163,595			11.45	1,873,312	0.98%			0.11%
2012			0.00%	201,309			11.44	2,302,741	1.30%			3.52%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2016	0.00%	to	0.25%	5,059,454	26.71	to	10.37	135,005,393	0.76%	3.63%	to	3.68%	****
2015			0.00%	4,934,844			25.77	127,175,154	0.63%			5.09%
2014			0.00%	5,400,878			24.52	132,440,260	0.71%			8.80%
2013			0.00%	5,982,076			22.54	134,827,822	0.79%			36.70%
2012			0.00%	6,636,497			16.49	109,418,189	0.70%			18.68%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Templeton NVIT International Value Fund - Class III (NVTIV3)
2016			0.00%	36,585			15.56	569,167	2.03%			1.12%
2015			0.00%	45,612			15.39	701,775	2.37%			-3.90%
2014			0.00%	28,263			16.01	452,505	3.75%			-8.15%
2013			0.00%	29,863			17.43	520,525	1.87%			20.09%
2012			0.00%	35,997			14.51	522,460	2.54%			19.56%
Invesco NVIT Comstock Value Fund - Class I (EIF)
2016	0.00%	to	0.25%	449,740	25.97	to	20.94	11,423,040	2.70%	17.89%	to	17.59%
2015	0.00%	to	0.25%	491,781	22.03	to	17.81	10,598,730	1.56%	-6.30%	to	-6.53%
2014	0.00%	to	0.25%	536,954	23.51	to	19.05	12,375,894	1.76%	9.17%	to	8.90%
2013	0.00%	to	0.25%	554,935	21.53	to	17.50	11,774,305	0.00%	35.64%	to	35.30%
2012	0.00%	to	0.25%	534,227	15.87	to	12.93	8,376,774	1.18%	18.46%	to	18.17%
NVIT Real Estate Fund - Class I (NVRE1)
2016	0.00%	to	0.25%	1,769,718	16.00	to	31.50	32,029,409	2.01%	7.35%	to	7.08%
2015	0.00%	to	0.25%	1,934,105	14.91	to	29.42	32,169,726	2.62%	-5.36%	to	-5.59%
2014	0.00%	to	0.25%	2,232,004	15.75	to	31.16	39,249,857	3.00%	28.88%	to	28.56%
2013	0.00%	to	0.25%	2,274,473	12.22	to	24.24	30,746,745	1.49%	3.05%	to	2.79%
2012	0.00%	to	0.25%	2,455,857	11.86	to	23.58	31,777,308	1.03%	15.79%	to	15.50%
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
2016			0.00%	3,202			12.79	40,958	1.68%			11.54%
2015			0.00%	2,467			11.47	28,291	2.43%			-3.00%
2014			0.00%	2,183			11.82	25,809	2.05%			3.34%
2013			0.00%	140			11.44	1,602	5.98%			14.41%	****
Loring Ward NVIT Moderate Fund - Class P (NVLMP)
2016			0.00%	619			12.30	7,616	1.45%			8.96%
2015			0.00%	530			11.29	5,984	5.79%			-1.70%
2014			0.00%	191			11.49	2,194	1.50%			2.09%
NVIT Small Cap Index Fund Class II (NVSIX2)
2016			0.00%	60,309			15.24	919,207	1.37%			20.87%
2015			0.00%	23,027			12.61	290,369	1.27%			-4.88%
2014			0.00%	18,330			13.26	243,002	1.19%			4.55%
2013			0.00%	5,103			12.68	64,706	1.58%			26.80%	****
NVIT S&P 500 Index Fund Class I (GVEX1)
2016			0.00%	333,583			15.16	5,056,016	2.31%			11.66%
2015			0.00%	239,681			13.57	3,253,294	2.43%			1.16%
2014			0.00%	121,451			13.42	1,629,554	3.36%			13.36%
2013			0.00%	42,973			11.84	508,626	2.83%			18.36%	****
Short Duration Bond Portfolio - I Class Shares (AMTB)
2016			0.00%	315,280			12.54	3,953,563	1.14%			1.22%
2015			0.00%	300,528			12.39	3,723,185	1.46%			0.18%
2014			0.00%	303,453			12.37	3,752,525	1.76%			0.61%
2013			0.00%	290,095			12.29	3,565,590	2.16%			0.62%
2012			0.00%	299,031			12.22	3,652,892	2.92%			4.61%
Guardian Portfolio - I Class Shares (AMGP)
2016	0.00%	to	0.25%	28,238	37.00	to	23.96	676,706	0.58%	8.73%	to	8.46%
2015	0.00%	to	0.25%	25,306	34.03	to	22.09	559,119	0.81%	-4.97%	to	-5.21%
2014	0.00%	to	0.25%	43,652	35.81	to	23.31	1,074,537	0.42%	9.03%	to	8.76%
2013	0.00%	to	0.25%	51,556	32.84	to	21.43	1,174,843	0.89%	38.81%	to	38.47%
2012	0.00%	to	0.25%	49,333	23.66	to	15.48	810,864	0.19%	12.73%	to	12.44%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2016	0.00%	to	0.25%	88,094	41.22	to	21.32	1,878,424	0.00%	4.40%	to	4.14%
2015	0.00%	to	0.25%	105,561	39.48	to	20.47	2,161,389	0.00%	1.28%	to	1.02%
2014	0.00%	to	0.25%	133,206	38.99	to	20.26	2,873,717	0.00%	7.58%	to	7.31%
2013	0.00%	to	0.25%	147,342	36.24	to	18.88	2,936,405	0.00%	32.61%	to	32.28%
2012	0.00%	to	0.25%	203,445	27.33	to	14.27	3,073,903	0.00%	12.41%	to	12.13%
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2016			0.00%	102,493			10.00	1,024,861	0.00%			4.16%
2015			0.00%	108,814			9.60	1,044,595	0.00%			-4.00%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2016	0.00%	to	0.25%	11,692	27.80	to	25.09	313,438	0.89%	27.37%	to	27.05%
2015	0.00%	to	0.25%	10,845	21.82	to	19.75	232,327	0.77%	-11.80%	to	-12.02%
2014	0.00%	to	0.25%	50,604	24.74	to	22.45	1,173,569	0.79%	9.85%	to	9.58%
2013	0.00%	to	0.25%	49,246	22.53	to	20.49	1,043,828	0.91%	31.14%	to	30.81%
2012	0.00%	to	0.25%	144,447	17.18	to	15.66	2,316,303	0.37%	16.60%	to	16.31%
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class I (AMRI)
2016	0.00%	to	0.25%	301,368	19.09	to	18.58	5,601,936	0.67%	16.17%	to	15.88%
2015	0.00%	to	0.25%	307,667	16.43	to	16.04	4,935,285	0.78%	-8.34%	to	-8.57%
2014	0.00%	to	0.25%	307,696	17.92	to	17.54	5,398,169	1.03%	13.84%	to	13.55%
2013	0.00%	to	0.25%	347,690	15.75	to	15.45	5,373,194	1.23%	37.05%	to	36.71%
2012	0.00%	to	0.25%	380,913	11.49	to	11.30	4,307,792	0.61%	15.53%	to	15.24%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2016			0.00%	63,947			32.02	2,047,381	0.70%			9.86%
2015			0.00%	68,268			29.14	1,989,523	0.51%			-0.46%
2014			0.00%	85,955			29.28	2,516,640	0.35%			10.38%
2013			0.00%	113,615			26.52	3,013,621	0.70%			37.60%
2012			0.00%	122,284			19.28	2,357,202	0.22%			10.98%
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)
2016			0.00%	3,491			10.76	37,578	1.34%			6.02%
2015			0.00%	3,395			10.15	34,469	1.29%			-4.54%
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)
2016			0.00%	2,939			10.58	31,081	1.58%			5.51%
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)
2016			0.00%	4,003			10.87	43,524	1.90%			6.14%
2015			0.00%	1,135			10.24	11,626	0.05%			-6.46%
2014			0.00%	10			10.95	110	0.10%			2.75%
2013			0.00%	320			10.66	3,411	0.83%			6.58%	****
VPS Growth and Income Portfolio - Class A (ALVGIA)
2016	0.00%	to	0.25%	781,559	32.48	to	31.34	24,692,434	1.00%	11.30%	to	11.02%
2015	0.00%	to	0.25%	794,184	29.19	to	28.23	22,576,076	1.45%	1.70%	to	1.45%
2014	0.00%	to	0.25%	831,086	28.70	to	27.83	23,312,057	1.55%	9.54%	to	9.27%
2013	0.00%	to	0.25%	575,885	26.20	to	25.47	14,819,195	1.26%	34.96%	to	34.63%
2012	0.00%	to	0.25%	466,391	19.41	to	18.92	8,924,592	1.56%	17.52%	to	17.23%
VPS International Value Portfolio - Class A (ALVIVA)
2016	0.00%	to	0.25%	1,068,396	8.62	to	8.39	9,032,273	1.39%	-0.50%	to	-0.75%
2015	0.00%	to	0.25%	981,220	8.67	to	8.46	8,359,637	2.59%	2.59%	to	2.33%
2014	0.00%	to	0.25%	1,020,175	8.45	to	8.27	8,490,269	3.43%	-6.21%	to	-6.45%
2013	0.00%	to	0.25%	1,306,206	9.01	to	8.83	11,634,412	6.94%	23.00%	to	22.70%
2012	0.00%	to	0.25%	1,136,094	7.32	to	7.20	8,221,153	1.40%	14.53%	to	14.25%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2016	0.00%	to	0.25%	460,947	46.38	to	44.82	21,145,299	0.59%	25.09%	to	24.78%
2015	0.00%	to	0.25%	496,940	37.07	to	35.92	18,216,191	0.79%	-5.49%	to	-5.72%
2014	0.00%	to	0.25%	515,175	39.23	to	38.10	20,013,603	0.72%	9.20%	to	8.93%
2013	0.00%	to	0.25%	413,328	35.92	to	34.98	14,715,273	0.63%	38.06%	to	37.71%
2012	0.00%	to	0.25%	393,530	26.02	to	25.40	10,156,369	0.56%	18.75%	to	18.45%
VP Capital Appreciation Fund - Class I (ACVCA)
2016	0.00%	to	0.25%	55,448	11.67	to	11.59	642,966	0.00%	3.23%	to	2.97%
2015	0.00%	to	0.25%	51,411	11.30	to	11.25	578,782	0.00%	1.93%	to	1.68%
2014	0.00%	to	0.25%	145,072	11.09	to	11.07	1,606,401	0.00%	10.86%	to	10.67%	****
VP Income & Growth Fund - Class I (ACVIG)
2016	0.00%	to	0.25%	671,446	30.21	to	21.97	19,116,463	2.36%	13.48%	to	13.20%
2015	0.00%	to	0.25%	724,329	26.63	to	19.40	18,198,664	2.08%	-5.62%	to	-5.86%
2014	0.00%	to	0.25%	899,634	28.21	to	20.61	23,330,878	2.04%	12.50%	to	12.22%
2013	0.00%	to	0.25%	900,940	25.08	to	18.37	21,067,403	2.22%	35.82%	to	35.48%
2012	0.00%	to	0.25%	984,649	18.46	to	13.56	16,875,187	2.10%	14.74%	to	14.46%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VP Inflation Protection Fund - Class II (ACVIP2)
2016			0.00%	573,519			16.25	9,320,785	1.82%			4.39%
2015			0.00%	611,924			15.57	9,526,951	2.05%			-2.47%
2014			0.00%	783,544			15.96	12,507,527	1.30%			3.30%
2013			0.00%	880,216			15.45	13,601,857	1.80%			-8.48%
2012			0.00%	2,163,527			16.88	36,530,087	2.45%			7.39%
VP International Fund - Class I (ACVI)
2016	0.00%	to	0.25%	267,024	21.45	to	13.37	3,579,842	0.99%	-5.50%	to	-5.73%
2015	0.00%	to	0.25%	103,448	22.70	to	14.19	1,476,332	0.36%	0.76%	to	0.51%
2014	0.00%	to	0.25%	119,008	22.53	to	14.11	1,859,779	1.93%	-5.51%	to	-5.74%
2013	0.00%	to	0.25%	242,842	23.84	to	14.97	3,853,608	1.66%	22.41%	to	22.10%
2012	0.00%	to	0.25%	268,588	19.48	to	12.26	3,523,554	0.95%	21.16%	to	20.86%
VP Mid Cap Value Fund - Class I (ACVMV1)
2016	0.00%	to	0.25%	573,834	33.06	to	32.11	18,828,526	1.70%	22.85%	to	22.55%
2015	0.00%	to	0.25%	500,601	26.91	to	26.20	13,389,899	1.64%	-1.43%	to	-1.68%
2014	0.00%	to	0.25%	492,846	27.30	to	26.65	13,379,525	1.17%	16.42%	to	16.13%
2013	0.00%	to	0.25%	482,118	23.45	to	22.95	11,238,525	1.23%	30.11%	to	29.79%
2012	0.00%	to	0.25%	397,347	18.02	to	17.68	7,119,230	2.06%	16.33%	to	16.04%
VP Ultra(R) Fund - Class I (ACVU1)
2016			0.25%	25,536			22.55	575,807	0.36%			4.19%
2015			0.25%	34,702			21.64	751,055	0.43%			6.01%
2014	0.10%	to	0.25%	77,382	20.81	to	20.42	1,598,803	0.36%	9.88%	to	9.72%
2013	0.10%	to	0.25%	74,672	18.94	to	18.61	1,405,659	0.52%	36.94%	to	36.73%
2012	0.10%	to	0.25%	87,718	13.83	to	13.61	1,206,681	0.00%	13.81%	to	13.64%
VP Value Fund - Class I (ACVV)
2016	0.00%	to	0.25%	721,213	41.93	to	34.68	25,652,949	1.81%	20.48%	to	20.18%
2015	0.00%	to	0.25%	723,165	34.80	to	28.85	21,342,297	2.11%	-3.88%	to	-4.12%
2014	0.00%	to	0.25%	813,491	36.21	to	30.10	25,658,246	1.56%	13.08%	to	12.80%
2013	0.00%	to	0.25%	723,483	32.02	to	26.68	20,213,290	1.65%	31.73%	to	31.40%
2012	0.00%	to	0.25%	640,587	24.31	to	20.31	13,676,677	1.93%	14.58%	to	14.29%
MidCap Stock Portfolio - Initial Shares (DVMCS)
2016	0.00%	to	0.25%	70,707	37.82	to	36.49	2,583,205	1.08%	15.47%	to	15.18%
2015	0.00%	to	0.25%	79,448	32.75	to	31.68	2,518,807	0.62%	-2.29%	to	-2.53%
2014	0.00%	to	0.25%	104,891	33.52	to	32.50	3,435,635	0.81%	12.09%	to	11.81%
2013	0.10%	to	0.25%	55,938	29.57	to	29.07	1,643,820	1.18%	34.86%	to	34.66%
2012	0.10%	to	0.25%	56,449	21.92	to	21.59	1,231,526	0.48%	19.55%	to	19.38%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2016	0.00%	to	0.25%	3,029,148	36.10	to	34.80	106,432,931	0.90%	25.73%	to	25.41%
2015	0.00%	to	0.25%	3,013,709	28.71	to	27.75	84,362,335	0.73%	-2.33%	to	-2.57%
2014	0.00%	to	0.25%	3,271,232	29.40	to	28.48	93,959,139	0.55%	5.12%	to	4.86%
2013	0.00%	to	0.25%	2,964,896	27.96	to	27.16	81,233,215	0.95%	40.71%	to	40.36%
2012	0.00%	to	0.25%	2,443,618	19.87	to	19.35	47,702,720	0.44%	15.74%	to	15.45%
Appreciation Portfolio - Initial Shares (DCAP)
2016	0.00%	to	0.25%	680,407	29.81	to	19.86	18,964,648	1.63%	7.90%	to	7.63%
2015	0.00%	to	0.25%	800,138	27.63	to	18.45	20,291,117	1.68%	-2.47%	to	-2.71%
2014	0.00%	to	0.25%	1,135,867	28.33	to	18.97	27,937,998	1.81%	8.09%	to	7.82%
2013	0.00%	to	0.25%	1,660,176	26.21	to	17.59	35,692,893	1.96%	21.10%	to	20.80%
2012	0.00%	to	0.25%	1,960,552	21.64	to	14.56	35,125,710	3.70%	10.43%	to	10.15%
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2016			0.00%	40,468			25.95	1,050,101	0.00%			17.07%
2015			0.00%	42,927			22.17	951,485	0.00%			-2.28%
2014			0.00%	47,065			22.68	1,067,509	0.00%			1.59%
2013			0.00%	61,048			22.33	1,362,930	0.00%			48.55%
2012			0.00%	61,690			15.03	927,156	0.00%			20.56%
International Value Portfolio - Initial Shares (DVIV)
2016	0.00%	to	0.25%	180,986	18.59	to	17.93	3,255,207	2.13%	-1.45%	to	-1.69%
2015	0.00%	to	0.25%	216,185	18.86	to	18.24	3,953,737	2.30%	-2.72%	to	-2.96%
2014	0.00%	to	0.25%	291,203	19.39	to	18.80	5,511,637	2.00%	-9.32%	to	-9.55%
2013	0.00%	to	0.25%	546,235	21.38	to	20.78	11,390,676	2.00%	22.99%	to	22.69%
2012	0.00%	to	0.25%	551,230	17.38	to	16.94	9,366,349	3.81%	12.67%	to	12.38%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Series II - DWS Small Mid Cap Value VIP - Class B (SVSSVB)
2016	0.00%	to	0.25%	13,045	17.13	to	16.74	219,472	0.22%	16.47%	to	16.18%
2015	0.00%	to	0.25%	14,430	14.71	to	14.41	208,665	0.00%	-2.21%	to	-2.46%
2014	0.00%	to	0.25%	48,141	15.04	to	14.77	713,559	0.72%	5.09%	to	4.83%
2013	0.00%	to	0.25%	124,095	14.31	to	14.09	1,767,021	0.53%	34.70%	to	34.36%
2012	0.00%	to	0.25%	57,937	10.63	to	10.49	609,570	1.21%	13.38%	to	13.10%
Variable Series II - DWS Large Cap Value VIP - Class B (SVSLVB)
2016	0.20%	to	0.25%	6,208	12.77	to	12.73	79,090	0.72%	-4.81%	to	-4.86%
2015	0.20%	to	0.25%	10,596	13.41	to	13.38	141,848	1.10%	-7.35%	to	-7.40%
2014	0.20%	to	0.25%	10,766	14.47	to	14.45	155,618	1.40%	10.14%	to	10.08%
2013	0.20%	to	0.25%	11,249	13.14	to	13.12	147,688	1.66%	30.28%	to	30.21%
2012	0.20%	to	0.25%	13,220	10.09	to	10.08	133,260	1.67%	9.22%	to	9.16%
Managed Tail Risk Fund II: Primary Shares (FVCA2P)
2016			0.00%	41,070			16.49	677,417	1.76%			-4.20%
2015			0.00%	40,403			17.22	695,612	1.64%			-6.29%
2014			0.00%	43,124			18.37	792,290	1.71%			-0.97%
2013			0.00%	43,232			18.55	802,033	0.96%			16.45%
2012			0.00%	43,680			15.93	695,862	0.63%			10.17%
Quality Bond Fund II - Primary Shares (FQB)
2016	0.00%	to	0.25%	1,087,537	22.91	to	21.92	24,488,403	3.57%	3.82%	to	3.57%
2015	0.00%	to	0.25%	1,164,659	22.07	to	21.17	25,290,762	3.73%	-0.24%	to	-0.49%
2014	0.00%	to	0.25%	1,283,800	22.12	to	21.27	27,987,363	3.86%	3.79%	to	3.53%
2013	0.00%	to	0.25%	1,349,684	21.31	to	20.55	28,352,506	4.25%	1.03%	to	0.78%
2012	0.00%	to	0.25%	1,455,486	21.09	to	20.39	30,285,783	4.22%	9.72%	to	9.45%
VIP Contrafund(R)Portfolio - Service Class (FCS)
2016	0.00%	to	0.25%	1,007,437	44.51	to	29.37	30,100,223	0.69%	7.91%	to	7.64%
2015	0.00%	to	0.25%	1,229,565	41.25	to	27.29	34,056,039	0.73%	0.56%	to	0.31%
2014	0.00%	to	0.25%	2,176,373	41.02	to	27.20	60,334,411	0.79%	11.82%	to	11.54%
2013	0.00%	to	0.25%	2,707,495	36.69	to	24.39	67,114,985	0.97%	31.14%	to	30.82%
2012	0.00%	to	0.25%	3,000,033	27.97	to	18.64	56,871,526	1.22%	16.31%	to	16.02%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2016			0.00%	389,722			20.94	8,159,951	0.51%			33.51%
2015			0.00%	390,067			15.68	6,117,397	0.97%			-20.75%
2014			0.00%	405,538			19.79	8,025,181	0.71%			-12.76%
2013			0.00%	422,224			22.68	9,578,003	0.68%			24.15%
2012			0.00%	500,432			18.27	9,144,226	0.74%			4.73%
VIP Equity-Income Portfolio - Service Class (FEIS)
2016	0.00%	to	0.25%	2,126,322	30.11	to	23.49	60,289,878	2.21%	17.90%	to	17.61%
2015	0.00%	to	0.25%	2,345,447	25.54	to	19.97	56,301,658	3.02%	-4.09%	to	-4.33%
2014	0.00%	to	0.25%	2,527,460	26.63	to	20.88	63,137,536	2.59%	8.65%	to	8.38%
2013	0.00%	to	0.25%	3,053,344	24.51	to	19.26	69,302,459	2.39%	28.01%	to	27.69%
2012	0.00%	to	0.25%	3,341,092	19.14	to	15.09	59,227,345	2.97%	17.19%	to	16.89%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2016	0.00%	to	0.25%	123,827	18.69	to	18.16	2,307,272	1.47%	5.28%	to	5.02%
2015	0.00%	to	0.25%	125,604	17.76	to	17.29	2,221,284	1.62%	-0.31%	to	-0.56%
2014	0.00%	to	0.25%	141,331	17.81	to	17.39	2,509,861	1.52%	4.35%	to	4.09%
2013	0.00%	to	0.25%	146,853	17.07	to	16.70	2,500,653	1.61%	13.39%	to	13.11%
2012	0.00%	to	0.25%	149,435	15.05	to	14.77	2,245,200	1.75%	11.69%	to	11.41%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2016	0.00%	to	0.25%	1,731,090	19.50	to	18.94	33,032,291	1.57%	6.04%	to	5.78%
2015	0.00%	to	0.25%	1,516,176	18.39	to	17.91	27,384,785	1.92%	-0.37%	to	-0.62%
2014	0.00%	to	0.25%	1,234,002	18.46	to	18.02	22,435,469	1.76%	4.66%	to	4.40%
2013	0.00%	to	0.25%	1,085,182	17.64	to	17.26	18,902,163	2.00%	15.95%	to	15.67%
2012	0.00%	to	0.25%	858,487	15.21	to	14.92	12,942,087	2.06%	13.19%	to	12.90%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2016	0.00%	to	0.25%	788,851	20.45	to	19.86	15,880,362	1.52%	6.52%	to	6.25%
2015	0.00%	to	0.25%	670,689	19.20	to	18.70	12,707,207	1.80%	-0.34%	to	-0.58%
2014	0.00%	to	0.25%	523,809	19.27	to	18.81	9,982,525	1.60%	4.86%	to	4.60%
2013	0.00%	to	0.25%	443,253	18.37	to	17.98	8,074,425	1.87%	21.50%	to	21.19%
2012	0.00%	to	0.25%	376,771	15.12	to	14.83	5,662,257	1.99%	15.48%	to	15.19%
VIP Freedom Income Fund Portfolio - Service Class (FFINS)
2016	0.20%	to	0.25%	78,879	12.24	to	12.21	965,432	1.37%	4.11%	to	4.06%
2015	0.20%	to	0.25%	104,625	11.76	to	11.73	1,230,126	1.73%	-0.62%	to	-0.67%
2014	0.20%	to	0.25%	87,841	11.83	to	11.81	1,039,310	1.27%	3.49%	to	3.43%
2013	0.20%	to	0.25%	151,165	11.44	to	11.42	1,728,409	1.48%	5.17%	to	5.12%
2012	0.20%	to	0.25%	151,926	10.87	to	10.86	1,651,835	1.44%	6.21%	to	6.15%
VIP Growth Opportunities Portfolio - Service Class (FGOS)
2016	0.00%	to	0.25%	16,574	22.69	to	20.45	351,314	0.21%	0.25%	to	0.00%
2015	0.00%	to	0.25%	20,793	22.63	to	20.45	437,298	0.01%	5.48%	to	5.22%
2014	0.00%	to	0.25%	176,408	21.45	to	19.43	3,137,228	0.14%	12.10%	to	11.82%
2013	0.00%	to	0.25%	143,931	19.14	to	17.38	2,307,620	0.22%	37.78%	to	37.43%
2012	0.00%	to	0.25%	145,694	13.89	to	12.65	1,697,922	0.29%	19.46%	to	19.16%
VIP Growth Portfolio - Service Class (FGS)
2016	0.00%	to	0.25%	3,646,974	30.12	to	17.04	86,005,841	0.00%	0.71%	to	0.46%
2015	0.00%	to	0.25%	3,760,319	29.91	to	16.97	89,520,714	0.16%	7.05%	to	6.79%
2014	0.00%	to	0.25%	4,030,458	27.94	to	15.89	89,015,373	0.10%	11.19%	to	10.91%
2013	0.00%	to	0.25%	3,923,497	25.13	to	14.32	79,884,384	0.19%	36.20%	to	35.86%
2012	0.00%	to	0.25%	4,158,645	18.45	to	10.54	62,818,069	0.49%	14.54%	to	14.26%
VIP High Income Portfolio - Service Class (FHIS)
2016	0.00%	to	0.25%	607,022	20.34	to	24.96	13,483,822	5.26%	14.37%	to	14.09%
2015	0.00%	to	0.25%	656,054	17.78	to	21.88	12,742,577	6.06%	-3.76%	to	-4.00%
2014	0.00%	to	0.25%	617,230	18.48	to	22.79	12,531,665	5.59%	1.07%	to	0.82%
2013	0.00%	to	0.25%	674,793	18.28	to	22.61	13,537,253	5.53%	5.87%	to	5.61%
2012	0.00%	to	0.25%	826,148	17.27	to	21.41	15,701,047	5.66%	14.20%	to	13.91%
VIP Index 500 Portfolio - Initial Class (FIP)
2016	0.20%	to	0.25%	2,755,616	18.41	to	18.32	50,693,063	1.45%	11.64%	to	11.58%
2015	0.20%	to	0.25%	2,841,994	16.49	to	16.42	46,835,841	2.06%	1.13%	to	1.08%
2014	0.20%	to	0.25%	2,135,022	16.30	to	16.25	34,793,037	1.59%	13.34%	to	13.29%
2013	0.20%	to	0.25%	2,279,769	14.38	to	14.34	32,780,167	1.87%	31.98%	to	31.91%
2012	0.20%	to	0.25%	2,582,139	10.90	to	10.87	28,133,397	2.18%	15.68%	to	15.63%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2016	0.00%	to	0.25%	10,948,211	17.40	to	16.82	186,155,320	2.38%	4.63%	to	4.37%
2015	0.00%	to	0.25%	10,467,562	16.63	to	16.11	170,471,100	2.56%	-0.71%	to	-0.95%
2014	0.00%	to	0.25%	9,237,349	16.75	to	16.27	151,948,959	4.79%	5.75%	to	5.49%
2013	0.00%	to	0.25%	2,366,422	15.84	to	15.42	36,825,540	2.51%	-1.89%	to	-2.13%
2012	0.00%	to	0.25%	2,090,637	16.14	to	15.76	33,296,402	2.31%	5.77%	to	5.50%
VIP Mid Cap Portfolio - Service Class (FMCS)
2016	0.00%	to	0.25%	843,557	48.14	to	46.52	40,121,821	0.40%	12.11%	to	11.83%
2015	0.00%	to	0.25%	977,992	42.94	to	41.60	41,543,203	0.36%	-1.50%	to	-1.75%
2014	0.00%	to	0.25%	1,164,190	43.59	to	42.34	50,266,013	0.16%	6.20%	to	5.93%
2013	0.00%	to	0.25%	1,214,517	41.05	to	39.97	49,432,238	0.40%	36.06%	to	35.72%
2012	0.00%	to	0.25%	1,383,310	30.17	to	29.45	41,391,524	0.50%	14.75%	to	14.46%
VIP Money Market Portfolio - Initial Class (FMMP)
2016	0.20%	to	0.25%	935,135			10.00	9,352,900	0.06%			0.00%	****
VIP Overseas Portfolio - Service Class (FOS)
2016	0.00%	to	0.25%	778,504	20.46	to	15.19	15,330,538	1.31%	-5.12%	to	-5.36%
2015	0.00%	to	0.25%	882,090	21.56	to	16.05	18,130,581	1.45%	3.49%	to	3.23%
2014	0.00%	to	0.25%	527,024	20.84	to	15.54	9,627,274	1.18%	-8.16%	to	-8.39%
2013	0.00%	to	0.25%	587,917	22.69	to	16.97	11,686,468	1.01%	30.38%	to	30.05%
2012	0.00%	to	0.25%	898,979	17.40	to	13.05	13,225,058	1.63%	20.54%	to	20.24%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Value Strategies Portfolio - Service Class (FVSS)
2016	0.00%	to	0.25%	121,726	28.27	to	27.25	3,438,169	1.04%	9.48%	to	9.21%
2015	0.00%	to	0.25%	133,932	25.82	to	24.95	3,457,479	0.74%	-3.05%	to	-3.30%
2014	0.00%	to	0.10%	210,258	26.63	to	26.30	5,579,423	0.96%	6.69%	to	6.59%
2013	0.00%	to	0.25%	208,874	24.96	to	24.24	5,197,182	0.85%	30.44%	to	30.12%
2012	0.00%	to	0.25%	214,480	19.14	to	18.63	4,094,123	0.49%	27.10%	to	26.78%
VIP Fidelity VIP Freedom Fund 2005 Portfolio - Service Class (FF05S)
2016	0.20%	to	0.25%	25,154	13.20	to	13.16	331,860	1.68%	4.68%	to	4.63%
2015	0.20%	to	0.25%	13,584	12.61	to	12.58	171,219	2.28%	-0.55%	to	-0.59%
2014	0.20%	to	0.25%	7,230	12.68	to	12.65	91,635	2.81%	3.98%	to	3.92%
2013	0.20%	to	0.25%	2,444	12.19	to	12.17	29,794	0.05%	9.38%	to	9.32%
VIP Fidelity VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)
2016	0.00%	to	0.25%	559,667	14.78	to	14.46	8,116,942	1.35%	5.81%	to	5.55%
2015	0.00%	to	0.25%	785,176	13.97	to	13.70	10,782,045	1.88%	-0.44%	to	-0.68%
2014	0.00%	to	0.25%	660,580	14.03	to	13.80	9,131,177	1.73%	4.63%	to	4.37%
2013	0.00%	to	0.25%	560,735	13.41	to	13.22	7,423,685	2.10%	14.24%	to	13.96%
2012	0.00%	to	0.25%	391,232	11.74	to	11.60	4,546,241	2.15%	12.13%	to	11.85%
VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)
2016	0.00%	to	0.25%	1,193,459	15.24	to	14.91	17,836,355	1.59%	6.11%	to	5.85%
2015	0.00%	to	0.25%	974,642	14.36	to	14.09	13,753,120	1.84%	-0.36%	to	-0.61%
2014	0.00%	to	0.25%	769,831	14.41	to	14.17	10,931,160	1.78%	4.98%	to	4.72%
2013	0.00%	to	0.25%	585,943	13.73	to	13.53	7,940,480	1.91%	19.89%	to	19.59%
2012	0.00%	to	0.25%	593,356	11.45	to	11.32	6,719,690	2.04%	14.97%	to	14.68%
VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)
2016	0.00%	to	0.25%	507,853	16.91	to	16.63	8,463,559	1.31%	6.75%	to	6.48%
2015	0.00%	to	0.25%	429,474	15.84	to	15.62	6,716,605	1.63%	-0.35%	to	-0.60%
2014	0.00%	to	0.25%	358,910	15.90	to	15.71	5,646,780	1.51%	4.83%	to	4.57%
2013	0.00%	to	0.25%	324,799	15.16	to	15.02	4,884,677	1.68%	25.16%	to	24.85%
2012	0.00%	to	0.25%	258,702	12.11	to	12.03	3,115,259	2.29%	16.88%	to	16.59%
Mid Cap Value- Institutional Shares (GVMCE)
2016	0.20%	to	0.25%	646,194	37.97	to	37.70	24,384,347	0.95%	13.30%	to	13.25%
2015	0.20%	to	0.25%	1,165,986	33.51	to	33.29	38,868,918	0.34%	-9.42%	to	-9.47%
2014	0.10%	to	0.25%	1,722,307	37.46	to	36.77	63,498,186	1.01%	13.46%	to	13.29%
2013	0.10%	to	0.25%	1,889,614	33.01	to	32.46	61,475,627	0.90%	32.76%	to	32.56%
2012	0.10%	to	0.25%	1,843,696	24.87	to	24.48	45,244,297	1.16%	18.35%	to	18.17%
Goldman Sachs Structured Small Cap Equity Fund (GVCSE)
2016	0.00%	to	0.25%	35,339	16.09	to	15.95	567,983	0.78%	23.20%	to	22.89%
2015	0.00%	to	0.25%	4,569	13.06	to	12.98	59,353	0.39%	-2.13%	to	-2.37%
2014	0.00%	to	0.25%	2,986	13.35	to	13.29	39,722	0.96%	6.93%	to	6.66%
VIT Growth Opportunities Fund - Service Shares (GVGOPS)
2016	0.00%	to	0.25%	85,501	14.87	to	14.66	1,254,544	0.00%	1.42%	to	1.17%
2015	0.00%	to	0.25%	98,136	14.66	to	14.49	1,422,670	0.00%	-5.20%	to	-5.44%
2014	0.00%	to	0.25%	82,502	15.46	to	15.32	1,264,559	0.00%	11.10%	to	10.82%
2013	0.00%	to	0.25%	44,812	13.92	to	13.83	619,638	0.00%	32.20%	to	31.87%
2012	0.00%	to	0.25%	4,758	10.53	to	10.49	49,922	0.00%	19.43%	to	19.13%
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2016			0.00%	1,580			11.96	18,901	0.21%			4.34%
2015			0.00%	2,301			11.47	26,382	0.07%			-5.82%
2014			0.00%	3,054			12.17	37,178	0.03%			3.95%
2013			0.00%	3,565			11.71	41,751	0.10%			13.57%
2012			0.00%	92			10.31	949	0.00%			3.12%	****
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
2016	0.00%	to	0.25%	634,718	19.67	to	19.22	12,235,290	0.00%	5.80%	to	5.54%
2015	0.00%	to	0.25%	614,965	18.59	to	18.21	11,222,935	0.00%	-4.37%	to	-4.61%
2014	0.00%	to	0.25%	472,936	19.44	to	19.09	9,039,455	0.00%	4.08%	to	3.82%
2013	0.00%	to	0.25%	334,875	18.68	to	18.39	6,165,317	0.04%	47.05%	to	46.68%
2012	0.00%	to	0.25%	168,989	12.70	to	12.54	2,120,145	0.55%	19.43%	to	19.13%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Baron Growth Opportunities Fund Service Class (BNCAI)
2016	0.00%	to	0.25%	151,250	37.84	to	36.51	5,538,114	0.42%	5.57%	to	5.31%
2015	0.00%	to	0.25%	219,509	35.84	to	34.67	7,628,457	0.00%	-4.77%	to	-5.01%
2014	0.00%	to	0.25%	281,384	37.64	to	36.49	10,321,115	0.19%	4.85%	to	4.59%
2013	0.00%	to	0.25%	303,601	35.89	to	34.89	10,646,512	0.43%	40.06%	to	39.71%
2012	0.00%	to	0.25%	404,574	25.63	to	24.97	10,140,811	1.08%	18.24%	to	17.95%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2016	0.00%	to	0.25%	604,021	29.94	to	16.95	10,273,193	0.42%	-2.20%	to	-2.45%
2015	0.00%	to	0.25%	701,016	30.62	to	17.37	12,220,538	0.09%	3.54%	to	3.28%
2014	0.00%	to	0.25%	914,523	29.57	to	16.82	15,918,333	0.46%	15.41%	to	15.12%
2013	0.00%	to	0.25%	1,162,020	25.62	to	14.61	17,494,571	0.96%	29.74%	to	29.42%
2012	0.00%	to	0.25%	1,524,196	19.75	to	11.29	17,867,476	0.68%	14.12%	to	13.83%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2016	0.00%	to	0.25%	3,013,243	23.41	to	22.45	69,044,951	1.05%	0.08%	to	-0.17%
2015	0.00%	to	0.25%	3,251,249	23.39	to	22.49	74,591,145	1.28%	3.94%	to	3.68%
2014	0.00%	to	0.25%	3,457,910	22.50	to	21.69	76,402,764	1.18%	2.29%	to	2.04%
2013	0.00%	to	0.25%	2,717,740	22.00	to	21.26	58,406,310	1.38%	27.31%	to	26.99%
2012	0.00%	to	0.25%	2,734,473	17.28	to	16.74	46,222,872	2.20%	21.26%	to	20.96%
International Growth Fund/VA - Non-Service Shares (OVIG)
2016	0.00%	to	0.25%	1,248,548	10.88	to	10.78	13,484,747	1.14%	-2.12%	to	-2.36%
2015	0.00%	to	0.25%	567,662	11.11	to	11.04	6,271,624	1.20%	3.43%	to	3.17%
2014	0.00%	to	0.25%	290,603	10.74	to	10.70	3,110,183	1.26%	-7.22%	to	-7.45%
2013	0.00%	to	0.25%	51,327	11.58	to	11.56	593,525	0.00%	15.80%	to	15.60%	****
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2016	0.00%	to	0.25%	1,255,013	26.98	to	22.78	32,835,661	1.10%	11.62%	to	11.34%
2015	0.00%	to	0.25%	1,317,469	24.17	to	20.46	30,977,868	0.93%	3.33%	to	3.07%
2014	0.00%	to	0.25%	1,408,467	23.39	to	19.85	32,046,995	0.83%	10.70%	to	10.43%
2013	0.00%	to	0.25%	1,526,979	21.13	to	17.97	31,396,294	1.10%	31.77%	to	31.44%
2012	0.00%	to	0.25%	1,674,156	16.04	to	13.67	26,173,622	0.95%	16.87%	to	16.58%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2016			0.00%	160,970			44.05	7,090,228	0.52%			18.05%
2015			0.00%	177,013			37.31	6,604,590	0.86%			-5.90%
2014			0.00%	181,616			39.65	7,201,116	0.85%			11.93%
2013			0.00%	188,218			35.42	6,667,259	0.96%			41.01%
2012			0.00%	174,944			25.12	4,394,613	0.57%			17.99%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2016	0.00%	to	0.25%	1,041,368	26.74	to	14.40	24,141,291	0.00%	2.33%	to	2.08%
2015	0.00%	to	0.25%	1,117,680	26.13	to	14.11	25,440,131	0.00%	6.61%	to	6.34%
2014	0.00%	to	0.25%	1,275,602	24.51	to	13.27	26,730,869	0.00%	5.78%	to	5.52%
2013	0.00%	to	0.25%	1,422,801	23.17	to	12.57	28,081,043	0.01%	35.98%	to	35.64%
2012	0.00%	to	0.25%	1,587,180	17.04	to	9.27	23,239,276	0.00%	16.45%	to	16.16%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2016			0.00%	1,230,121			14.25	17,527,847	4.88%			6.53%
2015			0.00%	1,411,021			13.38	18,872,561	5.97%			-2.26%
2014			0.00%	1,555,119			13.68	21,280,889	4.50%			2.84%
2013			0.00%	977,067			13.31	13,001,496	2.82%			-0.13%
2012			0.00%	140,055			13.32	1,866,129	6.52%			13.53%
All Asset Portfolio - Administrative Class (PMVAAA)
2016	0.00%	to	0.25%	1,190,145	18.99	to	18.39	22,052,007	2.69%	12.93%	to	12.65%
2015	0.00%	to	0.25%	1,268,463	16.81	to	16.33	20,816,920	3.21%	-8.99%	to	-9.21%
2014	0.00%	to	0.25%	1,513,875	18.47	to	17.99	27,369,965	5.30%	0.47%	to	0.22%
2013	0.00%	to	0.25%	1,466,038	18.39	to	17.95	26,438,388	4.71%	0.27%	to	0.02%
2012	0.00%	to	0.25%	1,420,335	18.34	to	17.94	25,602,177	6.62%	14.95%	to	14.66%
CommodityRealReturn(R)Strategy Portfolio - Administrative Class (PMVRSA)
2016			0.00%	26,588			6.36	169,022	1.17%			15.16%
2015			0.00%	8,994			5.52	49,651	2.61%			-25.70%
2014			0.00%	4,998			7.43	37,137	0.16%			-25.70%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2016	0.00%	to	0.25%	108,659	12.45	to	12.18	1,334,432	1.18%	3.01%	to	2.75%
2015	0.00%	to	0.25%	160,948	12.08	to	11.85	1,934,119	1.51%	-7.08%	to	-7.31%
2014	0.00%	to	0.25%	106,364	13.00	to	12.79	1,375,723	2.13%	0.40%	to	0.15%
2013	0.00%	to	0.25%	231,139	12.95	to	12.77	2,986,586	1.83%	-6.47%	to	-6.71%
2012	0.00%	to	0.25%	154,021	13.85	to	13.69	2,127,709	5.68%	5.50%	to	5.24%
Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)
2016	0.00%	to	0.25%	87,777	15.17	to	14.92	1,312,706	2.00%	0.68%	to	0.43%
2015	0.00%	to	0.25%	183,456	15.07	to	14.85	2,725,551	2.05%	-1.40%	to	-1.65%
2014	0.20%	to	0.25%	167,933	15.14	to	15.10	2,536,398	2.26%	23.76%	to	23.70%
2013	0.20%	to	0.25%	147,258	12.23	to	12.21	1,798,035	2.48%	-13.12%	to	-13.17%
2012	0.20%	to	0.25%	29,236	14.08	to	14.06	411,188	2.14%	4.23%	to	4.18%
Low Duration Portfolio - Administrative Class (PMVLDA)
2016	0.00%	to	0.25%	2,612,115	15.60	to	15.05	39,611,897	1.49%	1.41%	to	1.15%
2015	0.00%	to	0.25%	3,359,878	15.39	to	14.88	50,361,877	3.20%	0.31%	to	0.06%
2014	0.00%	to	0.25%	4,315,631	15.34	to	14.87	64,586,899	1.13%	0.85%	to	0.60%
2013	0.00%	to	0.25%	4,244,504	15.21	to	14.79	63,117,103	1.42%	-0.13%	to	-0.38%
2012	0.00%	to	0.25%	3,426,127	15.23	to	14.84	51,151,896	1.93%	5.86%	to	5.59%
Real Return Portfolio - Administrative Class (PMVRRA)
2016	0.00%	to	0.25%	2,947,950	19.36	to	18.67	55,376,645	2.28%	5.19%	to	4.92%
2015	0.00%	to	0.25%	3,850,039	18.40	to	17.80	68,846,366	3.66%	-2.70%	to	-2.95%
2014	0.00%	to	0.25%	5,207,734	18.91	to	18.34	96,011,944	1.42%	3.09%	to	2.83%
2013	0.00%	to	0.25%	5,409,910	18.35	to	17.83	96,923,936	1.64%	-9.22%	to	-9.44%
2012	0.00%	to	0.25%	5,891,396	20.21	to	19.69	116,545,395	1.08%	8.75%	to	8.48%
Total Return Portfolio - Administrative Class (PMVTRA)
2016	0.00%	to	0.25%	3,991,985	20.37	to	19.65	79,322,917	2.08%	2.69%	to	2.43%
2015	0.00%	to	0.25%	4,440,358	19.84	to	19.19	85,963,454	4.31%	0.44%	to	0.18%
2014	0.00%	to	0.25%	8,771,801	19.75	to	19.15	168,922,532	1.89%	4.27%	to	4.01%
2013	0.00%	to	0.25%	22,671,205	18.94	to	18.41	421,168,048	2.20%	-1.96%	to	-2.20%
2012	0.00%	to	0.25%	22,903,897	19.32	to	18.83	434,553,540	2.57%	9.60%	to	9.33%
Pioneer Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)
2016	0.00%	to	0.25%	65,304	5.86	to	5.72	379,312	0.51%	6.31%	to	6.05%
2015	0.00%	to	0.25%	120,357	5.51	to	5.40	660,266	3.57%	-15.36%	to	-15.57%
2014	0.00%	to	0.25%	127,281	6.51	to	6.39	824,010	0.61%	-12.56%	to	-12.77%
2013	0.00%	to	0.25%	198,081	7.45	to	7.33	1,462,804	1.13%	-1.97%	to	-2.21%
2012	0.00%	to	0.25%	209,227	7.59	to	7.50	1,577,304	0.49%	11.97%	to	11.69%
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)
2016	0.00%	to	0.25%	162,466	29.96	to	28.90	4,732,309	4.91%	14.25%	to	13.96%
2015	0.00%	to	0.25%	154,355	26.22	to	25.36	3,941,198	4.78%	-3.94%	to	-4.18%
2014	0.00%	to	0.25%	204,952	27.30	to	26.47	5,470,578	4.72%	0.08%	to	-0.17%
2013	0.00%	to	0.25%	238,255	27.27	to	26.51	6,364,135	5.22%	12.05%	to	11.77%
2012	0.00%	to	0.25%	320,179	24.34	to	23.72	7,633,325	5.53%	16.05%	to	15.76%
VT Growth & Income Fund: Class IB (PVGIB)
2016			0.00%	36,456			26.14	953,117	1.74%			15.02%
2015			0.00%	41,318			22.73	939,191	1.81%			-7.53%
2014			0.00%	44,044			24.58	1,082,646	1.18%			10.73%
2013			0.00%	44,765			22.20	993,714	1.71%			35.68%
2012			0.00%	46,906			16.36	767,445	1.65%			19.14%
VT Growth Opportunities Fund: Class IB (PVGOB)
2016			0.00%	114,741			10.14	1,163,974	0.00%			1.44%	****
VT International Equity Fund: Class IB (PVTIGB)
2016			0.00%	39,642			20.96	831,053	3.39%			-2.45%
2015			0.00%	45,227			21.49	971,980	1.16%			0.14%
2014			0.00%	51,810			21.46	1,111,894	0.87%			-6.78%
2013			0.00%	49,608			23.02	1,142,034	1.43%			28.07%
2012			0.00%	53,095			17.98	954,407	2.17%			21.92%
VT Small Cap Value Fund: Class IB (PVTSCB)
2016	0.00%	to	0.25%	57,699	17.68	to	17.28	998,748	1.18%	27.49%	to	27.18%
2015	0.00%	to	0.25%	61,145	13.87	to	13.58	832,325	0.82%	-4.24%	to	-4.48%
2014	0.00%	to	0.25%	51,730	14.48	to	14.22	736,687	0.32%	3.43%	to	3.18%
2013	0.20%	to	0.25%	720	13.83	to	13.78	9,931	0.78%	39.33%	to	39.26%
2012	0.20%	to	0.25%	299	9.92	to	9.90	2,964	0.38%	17.25%	to	17.19%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VT Voyager Fund: Class IB (obsolete) (PVTVB)
2015			0.00%	53,180			25.36	1,348,563	1.14%			-6.11%
2014			0.00%	59,171			27.01	1,598,169	0.74%			9.72%
2013			0.00%	80,179			24.62	1,973,714	0.75%			43.72%
2012			0.00%	66,439			17.13	1,137,933	0.33%			14.23%
VI Growth and Income Fund - Series I Shares (ACGI)
2016	0.00%	to	0.25%	298,376	19.91	to	19.58	5,846,925	1.13%	19.69%	to	19.40%
2015	0.00%	to	0.25%	288,247	16.63	to	16.40	4,730,237	2.87%	-3.06%	to	-3.30%
2014	0.00%	to	0.25%	312,024	17.16	to	16.96	5,294,775	1.85%	10.28%	to	10.00%
2013	0.00%	to	0.25%	286,045	15.56	to	15.42	4,412,360	1.50%	34.08%	to	33.75%
2012	0.00%	to	0.25%	306,238	11.61	to	11.53	3,531,500	1.77%	14.63%	to	14.35%
VI American Franchise Fund - Series I Shares (ACEG)
2016			0.00%	69,572			15.91	1,106,971	0.00%			2.27%
2015			0.00%	85,010			15.56	1,322,616	0.00%			5.01%
2014			0.00%	74,837			14.82	1,108,824	0.04%			8.44%
2013			0.00%	86,923			13.66	1,187,662	0.43%			40.14%
2012			0.00%	82,490			9.75	804,283	0.00%			-2.50%	****
VI Value Opportunities Fund - Series I Shares (AVBVI)
2016			0.25%	21			22.67	476	0.09%			18.04%
2015			0.25%	496			19.21	9,527	2.85%			-10.63%
2014	0.10%	to	0.25%	24,969	21.89	to	21.49	544,288	1.44%	6.51%	to	6.35%
2013	0.10%	to	0.25%	25,874	20.55	to	20.21	529,924	1.18%	33.62%	to	33.42%
2012	0.10%	to	0.25%	45,186	15.38	to	15.15	691,134	1.42%	17.59%	to	17.41%
VI High Yield Fund - Series I Shares (AVHY1)
2016	0.00%	to	0.25%	985,388	14.73	to	14.49	14,318,218	4.22%	11.21%	to	10.94%
2015	0.00%	to	0.25%	1,054,103	13.25	to	13.06	13,801,155	5.24%	-3.17%	to	-3.41%
2014	0.00%	to	0.25%	1,143,753	13.68	to	13.52	15,496,752	4.12%	1.73%	to	1.47%
2013	0.00%	to	0.25%	781,618	13.45	to	13.33	10,432,057	4.58%	7.01%	to	6.74%
2012	0.00%	to	0.25%	791,083	12.57	to	12.49	9,888,749	5.34%	17.17%	to	16.88%
VI International Growth Fund - Series I Shares (AVIE)
2016	0.00%	to	0.25%	1,875,898	23.57	to	22.84	43,042,681	1.41%	-0.45%	to	-0.70%
2015	0.00%	to	0.25%	2,038,231	23.68	to	23.00	47,081,685	1.31%	-2.34%	to	-2.59%
2014	0.00%	to	0.25%	2,475,931	24.25	to	23.61	58,655,441	1.60%	0.33%	to	0.08%
2013	0.00%	to	0.25%	2,336,984	24.17	to	23.59	55,292,311	1.27%	19.01%	to	18.72%
2012	0.00%	to	0.25%	2,122,930	20.31	to	19.87	42,304,002	1.49%	15.53%	to	15.24%
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
2016	0.00%	to	0.25%	15,984	21.97	to	21.38	345,514	0.09%	13.43%	to	13.15%
2015	0.00%	to	0.25%	21,154	19.36	to	18.89	402,728	0.34%	-4.03%	to	-4.27%
2014	0.00%	to	0.25%	22,264	20.18	to	19.74	442,463	0.04%	4.43%	to	4.17%
2013	0.00%	to	0.25%	71,330	19.32	to	18.95	1,353,655	0.71%	28.81%	to	28.49%
2012	0.00%	to	0.25%	66,547	15.00	to	14.75	981,528	0.10%	10.96%	to	10.68%
VI Small Cap Equity Fund - Series I Shares (AVSCE)
2016	0.20%	to	0.25%	23,157	11.22	to	11.20	259,411	0.00%	11.84%	to	11.79%
2015	0.20%	to	0.25%	19,997	10.03	to	10.02	200,390	0.00%	-5.71%	to	-5.75%
Micro-Cap Portfolio - Investment Class (ROCMC)
2016	0.00%	to	0.25%	199,081	32.53	to	31.38	6,274,296	0.72%	19.71%	to	19.41%
2015	0.00%	to	0.25%	261,835	27.17	to	26.28	6,917,448	0.00%	-12.46%	to	-12.68%
2014	0.00%	to	0.25%	372,394	31.04	to	30.09	11,279,156	0.00%	-3.58%	to	-3.82%
2013	0.00%	to	0.25%	803,412	32.19	to	31.29	25,228,360	0.41%	20.99%	to	20.68%
2012	0.00%	to	0.25%	1,529,776	26.60	to	25.93	39,796,745	0.00%	7.60%	to	7.34%
Small-Cap Portfolio - Investment Class (ROCSC)
2012	0.20%	to	0.25%	184,649	12.89	to	12.85	2,378,673	0.10%	12.27%	to	12.22%
Variable Fund - Multi-Hedge Strategies (RVARS)
2016			0.00%	50,046			10.60	530,647	0.11%			-0.48%
2015			0.00%	32,120			10.65	342,230	0.72%			1.85%
2014			0.00%	75,501			10.46	789,841	0.00%			4.66%
2013			0.00%	16,822			10.00	168,146	0.00%			-0.04%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Equity Income Portfolio - II (TREI2)
2016	0.00%	to	0.25%	959,441	29.88	to	28.83	27,774,880	1.78%	18.85%	to	18.56%
2015	0.00%	to	0.25%	2,107,227	25.14	to	24.32	51,431,936	1.54%	-7.11%	to	-7.34%
2014	0.00%	to	0.25%	2,807,870	27.07	to	26.24	73,939,912	1.51%	7.10%	to	6.84%
2013	0.00%	to	0.25%	2,898,250	25.27	to	24.57	71,406,961	1.33%	29.41%	to	29.08%
2012	0.00%	to	0.25%	2,782,361	19.53	to	19.03	53,102,114	1.93%	16.92%	to	16.63%
Health Sciences Portfolio - II (TRHS2)
2016	0.00%	to	0.25%	719,025	30.95	to	30.26	22,036,233	0.00%	-10.72%	to	-10.94%
2015	0.00%	to	0.25%	999,696	34.66	to	33.97	34,363,964	0.00%	12.47%	to	12.19%
2014	0.00%	to	0.25%	1,018,380	30.82	to	30.28	31,136,224	0.00%	31.22%	to	30.90%
2013	0.00%	to	0.25%	898,513	23.48	to	23.13	20,956,747	0.00%	50.51%	to	50.14%
2012	0.00%	to	0.25%	685,053	15.60	to	15.41	10,624,734	0.00%	31.00%	to	30.67%
Limited-Term Bond Portfolio (TRLT1)
2016	0.00%	to	0.25%	1,472,159	10.63	to	10.47	15,419,311	1.36%	1.37%	to	1.11%
2015	0.00%	to	0.25%	2,318,939	10.49	to	10.35	24,014,768	1.15%	0.30%	to	0.05%
2014	0.00%	to	0.25%	1,654,482	10.45	to	10.35	17,125,379	1.25%	0.64%	to	0.39%
2013	0.00%	to	0.25%	1,416,096	10.39	to	10.31	14,598,839	1.44%	0.13%	to	-0.12%
2012	0.00%	to	0.25%	230,839	10.37	to	10.32	2,382,554	2.05%	2.47%	to	2.22%
Mid-Cap Growth Portfolio - II (TRMCG2)
2016	0.20%	to	0.25%	458,552	50.20	to	49.84	22,859,346	0.00%	5.82%	to	5.77%
2015	0.20%	to	0.25%	442,133	47.43	to	47.12	20,838,600	0.00%	6.06%	to	6.01%
2014	0.10%	to	0.25%	770,625	45.28	to	44.45	34,378,988	0.00%	12.71%	to	12.54%
2013	0.10%	to	0.25%	767,584	40.17	to	39.50	30,393,507	0.00%	36.26%	to	36.06%
2012	0.10%	to	0.25%	815,148	29.48	to	29.03	23,729,275	0.00%	13.50%	to	13.33%
New America Growth Portfolio (TRNAG1)
2016	0.00%	to	0.25%	1,270,514	28.39	to	27.51	35,110,559	0.04%	1.31%	to	1.06%
2015	0.00%	to	0.25%	1,528,987	28.02	to	27.22	41,821,955	0.00%	8.60%	to	8.33%
2014	0.00%	to	0.25%	1,705,856	25.80	to	25.13	43,114,539	0.00%	9.33%	to	9.06%
2013	0.00%	to	0.25%	1,851,100	23.60	to	23.04	42,869,299	0.00%	38.01%	to	37.66%
2012	0.00%	to	0.25%	2,050,836	17.10	to	16.74	34,439,125	0.56%	13.12%	to	12.84%
Personal Strategy Balanced Portfolio (TRPSB1)
2016	0.00%	to	0.25%	234,318	17.39	to	16.96	3,981,119	1.71%	6.45%	to	6.19%
2015	0.00%	to	0.25%	231,861	16.34	to	15.97	3,704,524	1.73%	-0.05%	to	-0.30%
2014	0.00%	to	0.25%	255,954	16.34	to	16.02	4,113,269	1.68%	5.20%	to	4.94%
2013	0.00%	to	0.25%	250,814	15.54	to	15.26	3,840,044	1.53%	17.93%	to	17.63%
2012	0.00%	to	0.25%	306,888	13.17	to	12.97	3,988,841	1.90%	15.14%	to	14.86%
Blue Chip Growth Portfolio (TRBCGP)
2016	0.00%	to	0.25%	2,741,163	17.51	to	17.32	47,617,148	0.00%	0.78%	to	0.53%
2015	0.00%	to	0.25%	2,425,545	17.37	to	17.23	41,876,661	0.00%	11.05%	to	10.77%
2014	0.00%	to	0.25%	1,776,681	15.64	to	15.56	27,676,375	0.00%	9.17%	to	8.89%
2013	0.00%	to	0.25%	578,648	14.33	to	14.29	8,267,392	0.08%	41.15%	to	40.80%
2012	0.20%	to	0.25%	7,887			10.15	80,031	0.14%			1.46%	****
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2016	0.00%	to	0.25%	232,376	31.71	to	38.74	7,894,612	0.45%	0.10%	to	-0.15%
2015	0.00%	to	0.25%	238,851	31.68	to	38.79	8,091,073	0.58%	-13.99%	to	-14.21%
2014	0.00%	to	0.25%	336,325	36.83	to	45.22	14,009,036	0.51%	-0.41%	to	-0.66%
2013	0.00%	to	0.25%	354,185	36.98	to	45.52	14,745,182	1.64%	12.02%	to	11.74%
2012	0.00%	to	0.25%	421,121	33.02	to	40.74	15,749,369	0.00%	29.81%	to	29.48%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2016	0.00%	to	0.25%	890,301	32.39	to	37.44	32,061,348	0.38%	43.71%	to	43.35%
2015	0.00%	to	0.25%	891,836	22.54	to	26.12	22,688,388	0.03%	-33.45%	to	-33.61%
2014	0.00%	to	0.25%	809,893	33.87	to	39.34	31,040,065	0.10%	-19.10%	to	-19.30%
2013	0.00%	to	0.25%	877,892	41.86	to	48.75	42,783,280	0.72%	10.53%	to	10.26%
2012	0.00%	to	0.25%	956,384	37.87	to	44.21	42,827,287	0.60%	3.39%	to	3.13%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Fund - Balanced Portfolio (VVB)
2016	0.20%	to	0.25%	525,315	17.80	to	17.72	9,344,611	2.34%	10.79%	to	10.74%
2015	0.20%	to	0.25%	489,833	16.06	to	16.00	7,865,315	2.42%	-0.11%	to	-0.16%
2014	0.20%	to	0.25%	442,815	16.08	to	16.03	7,118,439	2.09%	9.62%	to	9.57%
2013	0.20%	to	0.25%	418,598	14.67	to	14.63	6,138,829	2.15%	19.64%	to	19.59%
2012	0.20%	to	0.25%	371,867	12.26	to	12.23	4,558,352	2.42%	12.34%	to	12.28%
Insurance Fund - Capital Growth Portfolio (VVCG)
2016	0.20%	to	0.25%	1,075,747	10.98	to	10.97	11,812,030	1.14%	10.62%	to	10.57%
2015	0.20%	to	0.25%	1,016,660	9.93	to	9.92	10,091,991	0.00%	-0.73%	to	-0.76%	****
Variable Insurance Fund - Diversified Value Portfolio (VVDV)
2016	0.20%	to	0.25%	823,155	16.75	to	16.67	13,777,631	2.74%	12.74%	to	12.68%
2015	0.20%	to	0.25%	942,963	14.85	to	14.80	14,000,476	2.55%	-2.65%	to	-2.70%
2014	0.20%	to	0.25%	1,075,270	15.26	to	15.21	16,400,241	2.20%	9.61%	to	9.56%
2013	0.20%	to	0.25%	1,192,808	13.92	to	13.88	16,598,693	2.14%	29.14%	to	29.07%
2012	0.20%	to	0.25%	1,259,787	10.78	to	10.75	13,576,102	0.80%	16.27%	to	16.21%
Variable Insurance Fund - International Portfolio (VVI)
2016	0.20%	to	0.25%	737,202	10.94	to	10.89	8,059,541	1.45%	1.67%	to	1.62%
2015	0.20%	to	0.25%	867,678	10.76	to	10.72	9,330,551	0.88%	-0.97%	to	-1.02%
2014	0.20%	to	0.25%	395,718	10.86	to	10.83	4,297,083	1.47%	-6.24%	to	-6.29%
2013	0.20%	to	0.25%	468,254	11.59	to	11.55	5,423,630	1.38%	23.01%	to	22.95%
2012	0.20%	to	0.25%	471,330	9.42	to	9.40	4,438,353	2.10%	19.90%	to	19.84%
Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
2016	0.20%	to	0.25%	1,397,843	19.44	to	19.35	27,153,526	1.37%	10.89%	to	10.84%
2015	0.20%	to	0.25%	1,540,845	17.53	to	17.46	26,993,273	0.79%	-1.63%	to	-1.68%
2014	0.20%	to	0.25%	923,730	17.82	to	17.76	16,451,648	0.93%	13.37%	to	13.31%
2013	0.20%	to	0.25%	1,014,767	15.72	to	15.67	15,943,070	0.97%	34.66%	to	34.59%
2012	0.20%	to	0.25%	802,681	11.67	to	11.64	9,365,695	1.08%	15.58%	to	15.53%
Variable Insurance Fund - REIT Index Portfolio (VVREI)
2016	0.20%	to	0.25%	479,306	19.25	to	19.19	9,220,808	2.47%	8.14%	to	8.09%
2015	0.20%	to	0.25%	477,496	17.80	to	17.75	8,495,138	1.86%	2.02%	to	1.97%
2014	0.20%	to	0.25%	554,659	17.44	to	17.41	9,673,146	2.98%	29.85%	to	29.78%
2013	0.20%	to	0.25%	519,163	13.43	to	13.41	6,973,233	1.23%	2.13%	to	2.08%
2012	0.20%	to	0.25%	140,656	13.15	to	13.14	1,850,006	2.07%	17.22%	to	17.17%
Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)
2016	0.20%	to	0.25%	466,816	12.87	to	12.81	6,003,838	1.79%	2.51%	to	2.46%
2015	0.20%	to	0.25%	439,398	12.55	to	12.50	5,513,186	1.68%	0.92%	to	0.87%
2014	0.20%	to	0.25%	406,789	12.44	to	12.40	5,057,636	1.51%	1.55%	to	1.50%
2013	0.20%	to	0.25%	384,564	12.25	to	12.21	4,708,426	2.05%	0.87%	to	0.82%
2012	0.20%	to	0.25%	491,102	12.14	to	12.11	5,961,111	2.42%	4.21%	to	4.16%
Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)
2016	0.20%	to	0.25%	236,916	19.15	to	19.11	4,536,674	0.33%	14.71%	to	14.65%
2015	0.20%	to	0.25%	240,856	16.70	to	16.67	4,021,049	0.37%	-2.95%	to	-2.99%
2014	0.20%	to	0.25%	241,303	17.21	to	17.18	4,151,048	0.29%	3.17%	to	3.12%
2013	0.20%	to	0.25%	268,075	16.68	to	16.66	4,470,014	0.00%	46.25%	to	46.18%
Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
2016	0.20%	to	0.25%	1,957,890	11.72	to	11.68	22,938,055	2.14%	2.27%	to	2.22%
2015	0.20%	to	0.25%	1,792,381	11.46	to	11.43	20,534,955	1.88%	0.13%	to	0.08%
2014	0.20%	to	0.25%	1,395,545	11.45	to	11.42	15,968,097	2.04%	5.68%	to	5.63%
2013	0.20%	to	0.25%	754,096	10.83	to	10.81	8,165,242	2.50%	-2.48%	to	-2.53%
2012	0.20%	to	0.25%	658,202	11.11	to	11.09	7,308,939	2.82%	3.82%	to	3.76%
Variable Insurance Portfolios - Asset Strategy (WRASP)
2016	0.00%	to	0.25%	572,683	13.37	to	13.07	7,622,325	0.56%	-2.57%	to	-2.81%
2015	0.00%	to	0.25%	1,052,576	13.72	to	13.44	14,359,260	0.33%	-8.35%	to	-8.57%
2014	0.00%	to	0.25%	996,762	14.97	to	14.70	14,876,200	0.49%	-5.26%	to	-5.50%
2013	0.00%	to	0.25%	1,017,541	15.81	to	15.56	16,046,069	1.28%	25.13%	to	24.82%
2012	0.00%	to	0.25%	1,146,952	12.63	to	12.47	14,446,242	1.12%	19.18%	to	18.88%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios - Growth (WRGP)
2016	0.00%	to	0.25%	615,761	26.94	to	26.17	16,376,320	0.03%	1.22%	to	0.97%
2015	0.00%	to	0.25%	726,824	26.62	to	25.92	19,112,081	0.07%	7.17%	to	6.90%
2014	0.00%	to	0.25%	139,568	24.84	to	24.24	3,418,418	0.46%	11.81%	to	11.53%
2013	0.00%	to	0.25%	157,563	22.21	to	21.74	3,445,317	0.38%	36.46%	to	36.12%
2012	0.00%	to	0.25%	129,681	16.28	to	15.97	2,083,511	0.06%	12.74%	to	12.46%
Variable Insurance Portfolios - High Income (WRHIP)
2016	0.00%	to	0.25%	2,885,082	13.34	to	13.19	38,252,688	7.49%	16.19%	to	15.90%
2015	0.00%	to	0.25%	3,168,839	11.49	to	11.38	36,199,055	6.24%	-6.50%	to	-6.74%
2014	0.00%	to	0.25%	3,581,446	12.28	to	12.20	43,822,048	5.21%	1.90%	to	1.65%
2013	0.00%	to	0.25%	1,882,396	12.06	to	12.01	22,619,242	4.84%	10.50%	to	10.22%
2012	0.00%	to	0.25%	1,192,471	10.91	to	10.89	12,993,224	0.10%	9.10%	to	8.92%	****
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2016	0.00%	to	0.25%	297,974	14.23	to	14.07	4,199,956	0.00%	6.12%	to	5.85%
2015	0.00%	to	0.25%	497,206	13.41	to	13.29	6,616,270	0.00%	-5.78%	to	-6.01%
2014	0.00%	to	0.25%	343,498	14.24	to	14.14	4,862,274	0.00%	7.87%	to	7.60%
2013	0.00%	to	0.25%	142,575	13.20	to	13.14	1,876,397	0.00%	29.94%	to	29.61%
2012	0.00%	to	0.25%	54,403	10.16	to	10.14	551,956	0.00%	1.56%	to	1.39%	****
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
2016	0.00%	to	0.25%	390,460	22.70	to	22.04	8,724,567	1.05%	4.26%	to	4.01%
2015	0.00%	to	0.25%	323,475	21.77	to	21.20	6,956,811	1.17%	4.78%	to	4.52%
2014	0.00%	to	0.25%	387,600	20.78	to	20.28	8,001,317	0.90%	30.17%	to	29.84%
2013	0.00%	to	0.25%	263,504	15.96	to	15.62	4,179,060	1.00%	1.13%	to	0.88%
2012	0.00%	to	0.25%	166,858	15.78	to	15.48	2,612,179	0.74%	17.72%	to	17.42%
Variable Insurance Portfolios - Science and Technology (WRSTP)
2016	0.00%	to	0.25%	651,961	20.90	to	20.42	13,447,888	0.00%	1.54%	to	1.29%
2015	0.00%	to	0.25%	740,554	20.58	to	20.16	15,064,146	0.00%	-2.88%	to	-3.12%
2014	0.00%	to	0.25%	811,657	21.19	to	20.81	17,025,165	0.00%	2.91%	to	2.65%
2013	0.00%	to	0.25%	800,093	20.59	to	20.27	16,320,668	0.00%	56.38%	to	55.99%
2012	0.00%	to	0.25%	368,902	13.17	to	13.00	4,814,961	0.00%	27.83%	to	27.51%
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2016	0.00%	to	0.25%	748,933	18.84	to	18.41	13,994,736	0.00%	7.65%	to	7.38%
2015	0.00%	to	0.25%	938,219	17.50	to	17.15	16,264,113	0.00%	-1.46%	to	-1.71%
2014	0.00%	to	0.25%	867,277	17.76	to	17.44	15,266,230	0.00%	0.36%	to	0.10%
2013	0.00%	to	0.25%	850,849	17.70	to	17.43	14,938,000	0.01%	43.80%	to	43.44%
2012	0.00%	to	0.25%	782,606	12.31	to	12.15	9,571,163	0.00%	17.74%	to	17.44%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2016	0.00%	to	0.25%	229,422	27.31	to	26.19	6,021,481	2.02%	12.23%	to	11.95%
2015	0.00%	to	0.25%	234,040	24.33	to	23.40	5,486,988	0.13%	-3.08%	to	-3.33%
2014	0.00%	to	0.25%	379,694	25.10	to	24.20	9,224,502	0.06%	10.42%	to	10.15%
2013	0.00%	to	0.25%	451,113	22.73	to	21.97	9,949,773	0.20%	30.68%	to	30.35%
2012	0.00%	to	0.25%	483,311	17.40	to	16.86	8,189,839	0.09%	15.52%	to	15.23%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2016	0.00%	to	0.25%	270,148	17.32	to	16.92	4,612,821	0.00%	7.75%	to	7.48%
2015	0.00%	to	0.25%	390,465	16.07	to	15.74	6,201,275	0.00%	-2.88%	to	-3.12%
2014	0.00%	to	0.25%	389,785	16.55	to	16.25	6,377,957	0.00%	-1.88%	to	-2.12%
2013	0.00%	to	0.25%	431,204	16.86	to	16.60	7,209,362	0.00%	50.23%	to	49.85%
2012	0.00%	to	0.25%	712,536	11.23	to	11.08	7,928,009	0.00%	7.87%	to	7.60%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013			0.00%	967,069			20.71	20,025,316	1.37%			27.34%
2012			0.00%	957,445			16.26	15,569,771	2.16%			21.23%
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013			0.00%	201,488			19.12	3,852,366	2.07%			-0.97%
2012			0.00%	218,972			19.31	4,227,747	1.42%			13.16%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013			0.00%	395,070			18.24	7,204,705	2.46%			22.98%
2012			0.00%	366,253			14.83	5,431,168	2.90%			18.30%
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013			0.00%	535,931			20.70	11,094,041	4.83%			1.64%
2012			0.00%	606,188			20.37	12,346,451	6.28%			15.06%
Calvert VP SRI Equity Portfolio (obsolete) (CVSSE)
2013	0.10%	to	0.25%	11,383	25.56	to	25.12	288,064	0.08%	30.92%	to	30.72%
2012	0.10%	to	0.25%	12,766	19.52	to	19.22	246,571	0.09%	15.83%	to	15.66%
Investors Growth Stock Series - Initial Class (obsolete) (MIGIC)
2014			0.00%	129,370			26.83	3,471,220	0.52%			11.45%
2013			0.00%	156,129			24.07	3,758,750	0.64%			30.29%
2012			0.00%	172,283			18.48	3,183,370	0.46%			16.97%
Mid Cap Growth Portfolio- Class 1 (obsolete) (OGGO)
2013	0.10%	to	0.25%	125,039	32.67	to	32.12	4,036,164	0.06%	43.16%	to	42.94%
2012	0.10%	to	0.25%	139,414	22.82	to	22.47	3,145,832	0.00%	15.99%	to	15.82%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013			0.00%	588,722			18.20	10,716,292	6.72%			6.94%
2012			0.00%	644,890			17.02	10,977,189	8.23%			14.71%
VIP High Income Portfolio - Service Class R (obsolete) (FHISR)
2014			0.00%	262,020			15.40	4,035,140	5.61%			0.99%
2013			0.00%	272,620			15.25	4,157,098	5.27%			5.92%
2012			0.00%	338,588			14.40	4,874,361	5.95%			14.10%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013			0.00%	452,954			19.48	8,824,216	1.14%			0.75%
2012			0.00%	488,948			19.34	9,454,339	0.40%			17.24%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013			0.00%	430,241			9.96	4,283,590	0.51%			17.81%
2012			0.00%	425,415			8.45	3,595,143	0.79%			15.58%
Research International Series - Service Class (obsolete) (MVRISC)
2014	0.00%	to	0.25%	288,102	10.01	to	9.82	2,832,586	1.20%	-7.09%	to	-7.32%
2013	0.00%	to	0.25%	423,329	10.78	to	10.60	4,491,538	1.76%	18.66%	to	18.37%
2012	0.00%	to	0.25%	403,657	9.08	to	8.96	3,617,731	2.64%	16.41%	to	16.12%
VIP Overseas Portfolio - Service Class R (obsolete) (FOSR)
2014			0.00%	677,999			16.56	11,224,415	1.22%			-8.18%
2013			0.00%	711,787			18.03	12,833,053	1.29%			30.30%
2012			0.00%	771,330			13.84	10,672,653	1.81%			20.67%
NVIT International Index Fund - Class VI (obsolete) (GVIX6)
2013			0.00%	145,428			11.84	1,722,073	3.07%			21.27%
2012			0.00%	101,703			9.76	993,072	2.68%			18.29%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013			0.00%	1,431,105			12.17	17,411,691	1.26%			21.34%
2012			0.00%	1,574,138			10.03	15,783,512	0.59%			15.78%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013			0.00%	437,468			12.78	5,588,742	2.28%			21.42%
2012			0.00%	465,460			10.52	4,897,270	0.39%			17.24%
American Century NVIT Growth Fund - Class I (obsolete) (CAF)
2015	0.00%	to	0.25%	1,029,042	16.53	to	15.63	16,659,543	0.35%	4.67%	to	4.41%
2014	0.00%	to	0.25%	1,099,344	15.79	to	14.97	17,014,563	0.35%	11.33%	to	11.05%
2013	0.00%	to	0.25%	1,193,249	14.18	to	13.48	16,588,174	0.68%	29.74%	to	29.42%
2012	0.00%	to	0.25%	1,304,902	10.93	to	10.41	13,959,713	0.56%	14.02%	to	13.74%
VP Vista(SM) Fund - Class I (obsolete) (ACVVS1)
2013	0.00%	to	0.25%	90,579	18.87	to	18.47	1,683,610	0.00%	30.17%	to	29.85%
2012	0.00%	to	0.25%	124,668	14.50	to	14.22	1,784,625	0.00%	15.61%	to	15.33%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Small-Cap Growth Portfolio - S Class Shares (obsolete) (AMFAS)
2014	0.00%	to	0.10%	76,374	22.15	to	21.88	1,685,063	0.00%	3.47%	to	3.37%
2013	0.00%	to	0.25%	145,700	21.40	to	20.81	3,077,339	0.00%	45.83%	to	45.47%
2012	0.00%	to	0.25%	115,055	14.68	to	14.30	1,668,533	0.00%	8.82%	to	8.55%

2016	Contract owners’ equity:								$4,733,099,813
2015	Contract owners’ equity:								$4,526,981,672
2014	Contract owners’ equity:								$4,739,882,176
2013	Contract owners’ equity:								$4,637,188,888
2012	Contract owners’ equity:								$4,083,042,311
*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented. Prior period presentation, which indicated the date the underlying mutual fund was initially added and funded, has been updated to conform with current period presentation.

KPMG LLP
Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2016 and 2015, and the related consolidated statements of operations, comprehensive income, equity, and cash flows for each of the years in the three-year period ended December 31, 2016. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying table of contents. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2016 and 2015, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2016, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Columbus, Ohio

February 28, 2017

KPMG LLP is a Delaware limited liability partnership, the U.S.

member firm of KPMG International Cooperative (“KPMG

International”), a Swiss entity.

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

	Year ended December 31,
(in millions)	2016	2015	2014
Revenues
Policy charges	$2,361	$2,216	$2,065
Premiums	642	786	831
Net investment income	2,139	1,982	1,900
Net realized investment (losses) gains, including other-than-temporary impairment losses	(111)	82	(1,078)
Other revenues	8	14	11

Total revenues	$5,039	$5,080	$3,729

Benefits and expenses
Interest credited to policyholder account values	$1,406	$1,078	$1,096
Benefits and claims	1,298	1,662	1,502
Amortization of deferred policy acquisition costs	433	68	207
Other expenses, net of deferrals	998	1,044	1,055

Total benefits and expenses	$4,135	$3,852	$3,860

Income (loss) before federal income taxes and noncontrolling interests	$904	$1,228	$(131)
Federal income tax expense (benefit)	126	293	(147)

Net income	$778	$935	$16
Loss attributable to noncontrolling interests, net of tax	(91)	(96)	(94)

Net income attributable to Nationwide Life Insurance Company	$869	$1,031	$110

See accompanying notes to consolidated financial statements.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income

	Year ended December 31,
(in millions)	2016	2015	2014
Net income	$778	$935	$16

Other comprehensive income (loss), net of tax
Changes in:
Net unrealized gains (losses) on available-for-sale securities	$237	$(720)	$435
Other	22	43	27

Total other comprehensive income (loss), net of tax	$259	$(677)	$462

Total comprehensive income	$1,037	$258	$478
Comprehensive loss attributable to noncontrolling interests, net of tax	(91)	(96)	(94)

Total comprehensive income attributable to Nationwide Life Insurance Company	$1,128	$354	$572

See accompanying notes to consolidated financial statements.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

	December 31,
(in millions, except for share and per share amounts)	2016	2015
Assets
Investments:
Fixed maturity securities, available-for-sale	$43,690	$37,570
Mortgage loans, net of allowance	9,760	8,396
Policy loans	989	993
Short-term investments	1,944	766
Other investments	1,111	943

Total investments	$57,494	$48,668
Cash and cash equivalents	92	67
Accrued investment income	514	477
Deferred policy acquisition costs	5,432	5,200
Goodwill	200	200
Other assets	2,835	2,328
Separate account assets	89,071	87,238

Total assets	$155,638	$144,178

Liabilities and equity
Liabilities
Future policy benefits and claims	$52,911	$45,397
Short-term debt	300	400
Long-term debt	707	707
Other liabilities	3,104	2,042
Separate account liabilities	89,071	87,238

Total liabilities	$146,093	$135,784

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	6,530	5,661
Accumulated other comprehensive income	626	367

Total shareholder’s equity	$8,878	$7,750
Noncontrolling interests	667	644

Total equity	$9,545	$8,394

Total liabilities and equity	$155,638	$144,178

See accompanying notes to consolidated financial statements.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Equity

(in millions)	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Total shareholder’s equity	Non-controlling interest	Total equity
Balance as of December 31, 2013	$4	$1,718	$4,520	$582	$6,824	$680	$7,504
Comprehensive income (loss):
Net income (loss)	$—	$—	$110	$—	$110	$(94)	$16
Other comprehensive income	—	—	—	462	462	—	462

Total comprehensive income (loss)	$—	$—	$110	$462	$572	$(94)	$478
Change in noncontrolling interest	—	—	—	—	—	54	54

Balance as of December 31, 2014	$4	$1,718	$4,630	$1,044	$7,396	$640	$8,036

Comprehensive income (loss):
Net income (loss)	$—	$—	$1,031	$—	$1,031	$(96)	$935
Other comprehensive (loss)	—	—	—	(677)	(677)	—	(677)

Total comprehensive income (loss)	$—	$—	$1,031	$(677)	$354	$(96)	$258
Change in noncontrolling interest	—	—	—	—	—	100	100

Balance as of December 31, 2015	$4	$1,718	$5,661	$367	$7,750	$644	$8,394

Comprehensive income (loss):
Net income (loss)	$—	$—	$869	$—	$869	$(91)	$778
Other comprehensive income	—	—	—	259	259	—	259

Total comprehensive income (loss)	$—	$—	$869	$259	$1,128	$(91)	$1,037
Change in noncontrolling interest	—	—	—	—	—	114	114

Balance as of December 31, 2016	$4	$1,718	$6,530	$626	$8,878	$667	$9,545

See accompanying notes to consolidated financial statements.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

	Year ended December 31,
(in millions)	2016	2015	2014
Cash flows from operating activities
Net income	$778	$935	$16
Adjustments to net income:
Net realized investment losses (gains), including other-than-temporary impairment losses	111	(82)	1,078
Interest credited to policyholder account values	1,406	1,078	1,096
Capitalization of deferred policy acquisition costs	(823)	(870)	(685)
Amortization of deferred policy acquisition costs	433	68	207
Amortization and depreciation	81	107	128
Deferred tax expense (benefit)	65	217	(152)
Changes in:
Policy liabilities	(680)	(249)	(421)
Derivatives, net	(247)	(141)	(181)
Other, net	(142)	(280)	(59)

Net cash provided by operating activities	$982	$783	$1,027

Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	$3,007	$2,828	$2,798
Proceeds from sales of available-for-sale securities	852	466	647
Purchases of available-for-sale securities	(8,938)	(7,106)	(5,640)
Proceeds from repayments and sales of mortgage loans	792	1,027	920
Issuances of mortgage loans	(2,163)	(2,155)	(1,837)
Net (purchases) sales of short-term investments	(1,174)	169	(524)
Collateral received, net	217	48	399
Other, net	(231)	(136)	(94)

Net cash used in investing activities	$(7,638)	$(4,859)	$(3,331)

Cash flows from financing activities
Net change in short-term debt	$(100)	$(260)	$382
Repayments of long-term debt	—	(2)	—
Investment and universal life insurance product deposits	10,894	8,224	6,037
Investment and universal life insurance product withdrawals	(4,132)	(3,884)	(4,095)
Other, net	19	(12)	(4)

Net cash provided by financing activities	$6,681	$4,066	$2,320

Net increase (decrease) in cash and cash equivalents	$25	$(10)	$16
Cash and cash equivalents at beginning of year	67	77	61

Cash and cash equivalents at end of year	$92	$67	$77

See accompanying notes to consolidated financial statements.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (“NRS”) and Nationwide Financial Network (“NFN”) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2016 include Nationwide Life and Annuity Insurance Company (“NLAIC”), Nationwide Investment Services Corporation (“NISC”), Nationwide Investment Advisor (“NIA”) and Eagle Captive Reinsurance, LLC (“Eagle”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer. NIA is a registered investment advisor.

As of December 31, 2016 and 2015, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include wholly-owned subsidiaries and consolidated variable interest entities (“VIEs”). All intercompany accounts and transactions have been eliminated.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims, goodwill, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Revenues and Benefits

Investment and universal life insurance products. Investment products are long-duration contracts that do not subject the Company to significant risk arising from mortality (the incidence of death) or morbidity (the incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with individuals and groups, as well as certain annuities without life contingencies. Universal life insurance products include long-duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily or monthly basis and are recognized as revenue when assessed and earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies at the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

The Company offers guarantees on variable and fixed indexed annuity products, which can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees can also include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period.

As part of its valuation procedures, the Company makes an assumption of the expected utilization of guarantee benefits by participants. Guarantees that include a benefit that is wholly life contingent or is expected to be exercised upon annuitization are accounted for as insurance liabilities that accumulate over time. Guarantees that are expected to be exercised using a net settlement option are accounted for as embedded derivatives, which are required to be separated and valued apart from the host variable annuity contracts.

Guaranteed minimum death benefits (“GMDB”) and certain guaranteed living withdrawal benefits (“GLWB”) on variable annuity and fixed annuity products, as well as no-lapse guarantees on universal life and variable universal life insurance products are accounted for as insurance liabilities. Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date, less the cumulative guaranteed benefit payments plus interest. The Company evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes, with a related charge or credit to benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other expenses.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Certain GLWB that are expected to net settle on variable annuity products represent embedded derivatives which are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous, unobservable assumptions including, but not limited to, mortality, lapse rates, index volatility, benefit utilization and discounting. Benefit utilization includes a wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible) and efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes). Discounting includes liquidity and non-performance risk (the risk that the liability will not be fulfilled) and affects the value at which the liability is transferred. The Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money and the existence of surrender charges, from experience and industry data.

The Company offers certain indexed life insurance and annuity products for which the policyholders’ interest credits are based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated and valued apart from the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of interest credited. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous assumptions including, but not limited to, mortality, lapse rates and index volatility.

The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life and other insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency (the percentage of insurance policies remaining in-force from year to year), mortality, morbidity, interest rates and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method, with weighted average interest rates of 6.6% and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued, with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses, discounted using weighted average interest rates of 4.6% with a provision for adverse deviation.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liability for such funding agreements is recorded in future policy benefits and claims. The amount of collateralized funding agreements outstanding with the FHLB as of December 31, 2016 and 2015 was $2.3 billion. In connection with an FHLB requirement for funding agreements, the Company held $47 million and $46 million of FHLB stock as of December 31, 2016 and 2015, respectively.

The Company offers certain short duration traditional insurance, consisting primarily of accident and health contracts. These short duration insurance contracts are subject to an internal modified coinsurance treaty where activity including premiums, investment income, losses paid and adjustments to reserves, dividends paid and expenses incurred are ceded from NLIC to NMIC. The Company’s reserve for short duration contracts was $72 million and $78 million as of December 31, 2016 and 2015, respectively.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Under the terms of contracts held with certain unaffiliated reinsurers, specified assets have been placed in trusts as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% of the reinsured reserves, as outlined in the underlying reinsurance contracts.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities, with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to earnings had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

The assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual comprehensive study of assumptions. The most significant assumptions that are involved in the estimation of future gross profits include future net general and separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years, such that the separate account mean return, measured from the anchor date to the end of the life of the product, equals the long-term assumption. The Company’s long-term assumptions for net separate account investment performance consist of assumed gross returns of 10.5% for equity funds and 5.0% for fixed funds.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and on their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance products. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability in the year of policy issuance, and loss recognition testing is conducted each reporting period.

Refer to Note 5 for discussion regarding DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized when earned.

As of December 31, 2016 and 2015, 99% of fixed maturity securities were priced using externally sourced data. Independent pricing services are most often utilized (86% as of December 31, 2016 and 2015) to determine the fair value of securities for which market quotations or quotations on comparable securities are available. For these securities, the Company obtains the pricing services’ methodologies, pricing from additional sources, and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate debt securities. The corporate pricing matrix was developed using publicly and privately available spreads for privately placed corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Non-binding broker quotes are also utilized to determine the fair value of certain fixed maturity securities when deemed appropriate or when quotes are not available from independent pricing services or a corporate pricing matrix. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that future payment of principal and interest is probable.

The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Additionally, the Company may receive non-cash collateral, which would be recorded off-balance sheet. As of December 31, 2016 and December 31, 2015, the fair value of the securities received as collateral and recorded off balance sheet is $331 million and $167 million, respectively. The Company recognizes loaned securities in available-for-sale investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income. As of December 31, 2016 and 2015, the fair value of loaned securities was $541 million and $389 million, respectively.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method, based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment (“OTTI”), the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. government and agencies and obligations of states and political subdivisions securities for OTTI by examining similar characteristics.

Mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration of the instrument’s position in the overall structure, to determine cash flows associated with the security.

Certain asset-backed securities are assessed for impairment using expected cash flows based on various inputs, including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The Company evaluates its intent to sell on an individual security basis. OTTI losses on securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated, with the credit related portion of the impairment loss being recognized in earnings and the non-credit related portion of the impairment loss and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit related portion of an impairment loss recognized in earnings, the Company considers the present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an OTTI is recognized through earnings.

It is possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further OTTI, which could be significant.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s potential loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, industrial, retail, apartment and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts, as the loans are usually collateral dependent.

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. The Company’s commercial mortgage loans are typically structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows, discounted at the loan’s market interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the balance sheet date. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, the composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Management evaluates the credit quality of individual commercial mortgage loans and the portfolio as a whole through a number of loan quality measurements, including but not limited to LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. This process identifies commercial mortgage loans representing the lowest risk profile and lowest potential for loss and those representing the highest risk profile and highest potential for loss. These factors are updated and evaluated at least annually.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or when the loan is modified. Loans are considered delinquent when contractual payments are 90 days past due.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds and real estate partnerships and funds accounted for under the equity method, as well as trading securities, equity securities and capital stock with the FHLB. The Company applies mark-to-market accounting to trading securities and recognizes changes in fair value in net realized investment gains and losses.

The Company holds alternative investments as described above and applies the equity method of accounting to these investments as it does not have a controlling financial interest. The Company recognizes the change in equity method investments in net investment income. The Company’s unfunded commitments related to these investments were $495 million and $315 million as of December 31, 2016 and 2015, respectively. The carrying value of these investments was $362 million and $199 million as of December 31, 2016 and 2015, respectively.

The Company has sold $1.5 billion and $1.4 billion in tax credit funds to unrelated third parties as of December 31, 2016 and 2015, respectively. The Company has guaranteed after-tax benefits to the third party investors through periods ending in 2032. These guarantees are in effect for periods of approximately 15 years each. The tax credit funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $836 million, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals.

In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE. This determination is based on a review of the entity’s contract and other deal-related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity. These consolidated VIEs are primarily made up of the tax credit funds discussed above.

Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $667 million and $644 million as of December 31, 2016 and 2015, respectively, and are included within the consolidated balance sheet primarily as other investments of $614 million, other assets of $77 million and other liabilities of $67 million as of December 31, 2016, and other investments of $585 million, other assets of $113 million and other liabilities of $67 million as of December 31, 2015. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs. The results of operations and financial positions of each VIE for which the Company is the primary beneficiary, as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Losses attributable to noncontrolling interests are excluded from the net income attributable to the Company on the consolidated statements of operations.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, futures contracts and options. Certain features embedded in the Company’s indexed products and certain variable annuity contracts require derivative accounting. All derivative instruments are held at fair value and are reflected as other assets or liabilities in the consolidated balance sheets.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income and reclassified into earnings in the same period or periods that the hedged transaction impacts earnings. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds, where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option. The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company has elected the fair value option.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Goodwill

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price or fair value of consideration exchanged over the fair values of tangible assets acquired, liabilities assumed and separately identified intangible assets. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually. Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation, if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. Goodwill is impaired at the reporting unit level if its carrying value exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions. The Company performed its 2016 annual impairment test and determined that no impairment was required. As of December 31, 2016 and 2015, there were no accumulated impairments.

Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and ODI. The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies. See Note 10 for further disclosure.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities due to a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expenses.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as the lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

The Company files with the NMIC consolidated federal income tax return. Prior to 2015, NLIC filed a separate consolidated federal income tax return with its subsidiaries.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 3% of the Company’s life insurance in force in 2016 and 2015 (4% in 2014) and 33% of the number of life insurance policies in force in 2016 (35% in 2015 and 37% in 2014). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Subsequent Events

The Company evaluated subsequent events through February 28, 2017, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2016, the Company adopted ASU 2015-07, which amends ASC 820, Fair Value Measurements. The amended guidance eliminates the requirement to categorize investments using net asset value as a practical expedient for fair value within the fair value hierarchy. The adoption of this guidance resulted in changes to disclosures only. Refer to Note 8 for the disclosure in accordance with the adopted guidance.

On January 1, 2016, the Company adopted ASU 2015-09, which amends ASC 944, Financial Services-Insurance. The amended guidance requires additional disclosures for short duration insurance contracts. The adoption of this guidance had no material impact on the Company’s consolidated financial statements. Refer to Note 2 for discussion on short duration insurance contracts.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Pending Accounting Standards

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers. The amended guidance develops a single standard to recognize revenue when the identified performance obligation is satisfied. In August 2015, the FASB issued ASU 2015-14, Deferral of the Effective Date, which deferred the effective date of ASU 2014-09 by one year for all entities. The Company will adopt ASU 2014-09 for annual periods beginning January 1, 2018. The Company is currently in the process of determining the impact of adoption.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments – Overall: Recognition and Measurement of Financial Assets and Liabilities. The amended guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. The Company will adopt the ASU for annual periods beginning January 1, 2018. The Company is currently in the process of determining the impact of adoption.

In February 2016, the FASB issued ASU 2016-02, Leases Section A – Leases. The amended guidance introduces a new standard on leases that requires recognition of assets and liabilities arising from all leasing arrangements on the balance sheet. The Company will adopt the ASU for annual periods beginning January 1, 2019. The Company is currently in the process of determining the impact of adoption.

In March 2016, the FASB issued ASU 2016-05, Derivatives and Hedging: Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships. The update clarifies that a change in the hedging derivative’s counterparty does not, in and of itself, trigger de-designation of a hedging relationship provided that all other hedge accounting criteria continue to be met. The Company will adopt the ASU for annual periods beginning January 1, 2017. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In March 2016, the FASB issued ASU 2016-06, Derivatives and Hedging: Contingent Put and Call Options in Debt Instruments. The update clarifies that in assessing whether an embedded contingent put or call option is clearly and closely related to the debt host, an entity is required to perform only the four-step decision sequence as amended by the ASU. Consequently, the Company does not have to separately assess whether the event that triggers its ability to exercise the contingent option is itself indexed only to interest rates or credit risk. The Company will adopt the ASU for annual periods beginning January 1, 2017. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In March 2016, the FASB issued ASU 2016-07, Equity Method and Joint Ventures: Simplifying the Transition to the Equity method of Accounting. The update simplifies the equity method of accounting by eliminating the requirement to retrospectively apply the equity method to an investment that subsequently qualified for such accounting as a result of an increase in the level of ownership interest or degree of influence. Consequently, when an investment qualifies for equity method, the cost of acquiring the additional interest in the investee would be added to the current basis of the investor’s previously held interest, and the equity method would be applied subsequently from the date on which the investor obtains the ability to exercise significant influence over the investee. Unrealized holding gains or losses in accumulated other comprehensive income related to an available-for-sale security that becomes eligible for the equity method are to be recognized in earnings as of the date on which the investment qualifies for the equity method. The Company will adopt the ASU for annual periods beginning January 1, 2017. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments. The guidance introduces a new approach for recognizing credit losses on financial instruments based on an estimate of current expected credit losses. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (a consensus of the Emerging Issues Task Force). The amended guidance clarifies how certain transactions should be classified in the statement of cash flows. The Company will adopt the ASU for annual periods beginning January 1, 2018. The Company is currently in the process of determining the impact of adoption.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(4)	Certain Long-Duration Contracts

Variable Annuity Contracts

The Company provides various forms of guarantees to benefit the related contractholders of variable annuity contracts issued through general and separate accounts. The primary guarantee types include GMDB and GLWB.

The GMDB, offered on variable annuity contracts, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GLWB, primarily offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by minimum return and contract duration.

Other guarantee types the Company previously offered include guaranteed minimum accumulation benefits (“GMAB”) and guaranteed minimum income benefits (“GMIB”). The GMAB is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years). The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization stream of income. The separate account value subject to GMAB was $359 million and $496 million for the years ended December 31, 2016 and December 31, 2015, respectively. The separate account value subject to GMIB was $347 million and $380 million for the years ended December 31, 2016 and December 31, 2015, respectively. The net amount at risk, general account value, reserve balances and paid claims for GMAB and GMIB were immaterial for the years ended December 31, 2016 and 2015.

The following table summarizes information regarding variable annuity contracts with GMDB and GLWB invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2016				December 31, 2015
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$922	$27,459	$76	66	$885	$24,452	$208	66
Minimum return or anniversary contract value	1,813	31,380	555	71	1,817	31,511	1,133	70

Total contracts with GMDB	$2,735	$58,839	$631	69	$2,702	$55,963	$1,341	68

Contracts with GLWB:
GLWB minimum return or anniversary contract value	$149	$34,974	$166	67	$141	$32,187	$142	67

1	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
2	Represents the weighted average attained age of contractholders at the respective date.

The following table summarizes the reserve balances for the primary guarantees on variable annuity contracts, as of the dates indicated:

	December 31,
(in millions)	2016	2015
GMDB	$170	$148
GLWB	$297	$180

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

During 2016, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to the Company’s assumptions related to lapses, mortality, interest rates and market rates of return. For the year ended December 31, 2016, the updated assumptions resulted in an increase to life insurance benefits and claims of $62 million and lower amortization of DAC of $21 million.

During 2015, the Company recognized a net decrease in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions, primarily related to the Company’s assumptions of participant benefit utilization of the net settlement option within the GLWB. The Company updated its estimate to reduce expected utilization of the net settlement option. For the year ended December 31, 2015, the change in estimate resulted in net realized investment gains of $187 million, an increase to life insurance benefits and claims of $164 million and lower amortization of DAC of $28 million.

Paid claims for GMDB were $36 million and $20 million for the years ended December 31, 2016 and 2015, respectively. Paid claims for GLWB were immaterial for the years ended December 31, 2016 and 2015.

The following table summarizes the account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,
(in millions)	2016	2015
Mutual funds:
Bond	$5,986	$5,371
Domestic equity	48,824	46,469
International equity	3,010	3,001

Total mutual funds	$57,820	$54,841
Money market funds	1,019	1,122

Total[1]	$58,839	$55,963

1	Excludes $30.2 billion and $31.3 billion as of December 31, 2016 and 2015, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.

Fixed Annuity Contracts

The Company offers certain fixed indexed annuity products with GMDB and GLWB. As of December 31, 2016 and 2015, the general account value for contracts with GMDB was $5.2 billion and $2.7 billion, respectively, which includes $2.5 billion and $1.4 billion, respectively, of general account value relating to contracts that also have GLWB. The net amount at risk, reserve balance and paid claims for these guarantees were immaterial as of December 31, 2016 and 2015.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with no-lapse guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $710 million and $548 million as of December 31, 2016 and 2015, respectively. Paid claims on these guarantees were immaterial for the years ended December 31, 2016 and 2015.

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2016	$2,991	$2,117	$55,053	51
December 31, 2015	$2,473	$2,053	$48,140	51

1	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value and reinsurance.
2	Represents the weighted average attained age of contractholders at the respective date.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(5)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2016	2015	2014
Balance at beginning of year	$5,200	$4,063	$3,778
Capitalization of DAC	823	870	685
Amortization of DAC, excluding unlocks	(412)	(326)	(397)
Amortization of DAC related to unlocks	(21)	258	190
Adjustments to DAC related to unrealized gains and losses on available- for-sale securities	(158)	335	(193)

Balance at end of year	$5,432	$5,200	$4,063

During 2016, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including valuation of business acquired (“VOBA”) and unearned revenue reserves. As part of this review, the Company recognized an increase in amortization for DAC of $21 million and a decrease in amortization for other related balances of $75 million. The updated assumptions were primarily related to a decrease in expected lapse rates and mortality performance. This was partially offset by updated assumptions for persistency, interest rates and market rates of return.

During 2015, the Company recognized a decrease in amortization for DAC of $258 million and decrease in amortization for other related balances of $21 million as a result of the annual comprehensive review of model assumptions and enhancements. The updated assumptions were primarily related to revisions made to the Company’s economic hedging strategies in conjunction with the change in estimate discussed in Note 4, as well as a decrease in the expected lapse rates for certain variable annuity products.

During 2014, the Company recognized a decrease in amortization for DAC of $190 million and decrease in amortization for other related balances of $15 million as a result of the annual comprehensive review of model assumptions and enhancements. The updated assumptions were primarily related to the actual performance of the block of business since the prior year review and the expectations for lapses, partially offset by an update to the Company’s long-term assumptions for separate account investment performance.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(6)	Investments

Available-for-Sale Securities

The following table summarizes the amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2016
Fixed maturity securities:
U.S. government and agencies	$596	$49	$—	$645
Obligations of states, political subdivisions and foreign governments	2,454	265	23	2,696
Corporate public securities	27,355	1,049	350	28,054
Corporate private securities	5,731	227	147	5,811
Residential mortgage-backed securities	3,161	126	39	3,248
Commercial mortgage-backed securities	1,260	23	4	1,279
Asset-backed securities	1,967	30	40	1,957

Total fixed maturity securities	$42,524	$1,769	$603	$43,690
Equity securities	2	8	—	10

Total available-for-sale securities	$42,526	$1,777	$603	$43,700

December 31, 2015
Fixed maturity securities:
U.S. government and agencies	$343	$59	$—	$402
Obligations of states, political subdivisions and foreign governments	2,137	241	11	2,367
Corporate public securities	23,174	868	752	23,290
Corporate private securities	5,082	203	115	5,170
Residential mortgage-backed securities	3,036	152	42	3,146
Commercial mortgage-backed securities	1,539	37	11	1,565
Asset-backed securities	1,685	19	74	1,630

Total fixed maturity securities	$36,996	$1,579	$1,005	$37,570
Equity securities	7	14	—	21

Total available-for-sale securities	$37,003	$1,593	$1,005	$37,591

The fair value of the Company’s available-for-sale securities may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company has the ability and intent to hold equity securities until anticipated recovery. The Company does not have the intent to sell, nor is it more likely than not that it will be required to sell, fixed maturity securities in an unrealized loss position.

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2016. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,122	$1,135
Due after one year through five years	11,637	12,127
Due after five years through ten years	11,677	11,727
Due after ten years	11,700	12,217

Subtotal	$36,136	$37,206
Residential mortgage-backed securities	3,161	3,248
Commercial mortgage-backed securities	1,260	1,279
Asset-backed securities	1,967	1,957

Total fixed maturity securities	$42,524	$43,690

The following table summarizes the components of net unrealized gains and losses, as of the dates indicated:

	December 31,
(in millions)	2016	2015
Net unrealized gains on available-for-sale securities, before adjustments and taxes[1]	$1,174	$588
Adjustment to DAC	(191)	(33)
Adjustment to future policy benefits and claims	(68)	(16)
Adjustment to policyholder dividend obligation	(74)	(67)
Deferred federal income tax expense	(288)	(156)

Net unrealized gains on available-for-sale securities	$553	$316

1	Includes net unrealized gains (losses) of $1 million and ($20) million as of December 31, 2016 and 2015, respectively, related to the non-credit portion of other-than-temporarily impaired securities.

The following table summarizes the change in net unrealized gains and losses reported in accumulated other comprehensive income, for the years ended:

	December 31,
(in millions)	2016	2015
Balance at beginning of year	$316	$1,036
Unrealized gains and losses arising during the year:
Net unrealized gains (losses) on available-for-sale securities before adjustments	499	(1,662)
Non-credit impairments and subsequent changes in fair value of impaired debt securities	21	(11)
Net adjustment to DAC and other expense	(158)	339
Net adjustment to future policy benefits and claims	(52)	143
Net adjustment to policyholder dividend obligations	(7)	53
Related federal income tax (expense) benefit	(109)	401

Unrealized gains (losses) on available-for-sale securities	$194	$(737)
Less: Reclassification adjustment for net losses realized on available-for-sale securities, net of tax benefit ($23 and $9 as of December 31, 2016 and 2015, respectively)	(43)	(17)

Net unrealized gains (losses) on available-for-sale securities	$237	$(720)

Balance at end of year	$553	$316

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The following table summarizes, by asset class, available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Unrealized losses[1]
December 31, 2016
Fixed maturity securities:
Corporate public securities	$7,315	$255	$990	$95	$350
Corporate private securities	1,447	65	508	82	147
Residential mortgage-backed securities	303	6	397	33	39
Asset-backed securities	327	1	365	39	40
Other	716	21	94	6	27

Total [2]	$10,108	$348	$2,354	$255	$603

December 31, 2015
Fixed maturity securities:
Corporate public securities	$8,170	$455	$975	$297	$752
Corporate private securities	1,642	56	418	59	115
Residential mortgage-backed securities	427	3	423	39	42
Asset-backed securities	654	7	756	67	74
Other	844	20	81	2	22

Total[2]	$11,737	$541	$2,653	$464	$1,005

1	As of December 31, 2016 and 2015, there were $118 million and $448 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.
2	Represents 946 and 1,059 available-for-sale securities in an unrealized loss position as of December 31, 2016 and 2015, respectively.

The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of OTTI.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2016	2015
Amortized cost:
Loans with non-specific reserves	$9,775	$8,403
Loans with specific reserves[1]	17	19

Total amortized cost	$9,792	$8,422

Valuation allowance:
Non-specific reserves	$28	$23
Specific reserves	4	3

Total valuation allowance[2]	$32	$26

Mortgage loans, net of allowance	$9,760	$8,396

1	Interest income recognized on mortgage loans with a specific reserve was immaterial for the years ended December 31, 2016, 2015 and 2014. The average recorded investment was $18 million, $14 million and $16 million for the years ended December 31, 2016, 2015 and 2014, respectively.
2	Changes in the valuation allowance are due to current period provisions and recoveries. These changes in the valuation allowance for the years ended December 31, 2016, 2015 and 2014 were immaterial.

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

As of December 31, 2016 and 2015, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

The following table summarizes the LTV ratio and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total[1]	Greater than 1.00	Less than 1.00	Total[1]
December 31, 2016
Apartment	$3,503	$11	$3,514	$3,514	$—	$3,514
Industrial	1,459	14	1,473	1,439	34	1,473
Office	1,570	3	1,573	1,539	34	1,573
Retail	2,850	30	2,880	2,866	14	2,880
Other	352	—	352	352	—	352

Total[2]	$9,734	$58	$9,792	$9,710	$82	$9,792

December 31, 2015
Apartment	$2,791	$—	$2,791	$2,791	$—	$2,791
Industrial	1,221	25	1,246	1,193	53	1,246
Office	1,318	3	1,321	1,286	35	1,321
Retail	2,765	2	2,767	2,756	11	2,767
Other	297	—	297	297	—	297

Total[3]	$8,392	$30	$8,422	$8,323	$99	$8,422

1	While these loan quality measurements contribute to management’s assessment of relative credit risk in the commercial mortgage loan portfolio for the dates indicated, based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.
2	As of December 31, 2016, the weighted average DSC ratios for the respective LTV ratio ranges above were 2.05 and 1.26, with a total weighted average DSC ratio of 2.04. As of December 31, 2016, the weighted average LTV ratios for the respective DSC ratio ranges above were 58% and 74%, with a total weighted average LTV ratio of 59%.
3	As of December 31, 2015, the weighted average DSC ratios for the respective LTV ratio ranges above were 2.02 and 0.83, with a total weighted average DSC ratio of 2.02. As of December 31, 2015, the weighted average LTV ratios for the respective DSC ratio ranges above were 60% and 85%, with a total weighted average LTV ratio of 60%.

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $10 million and $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2016 and 2015, respectively. Additionally, available-for-sale securities with a carrying value of $260 million and $538 million were pledged as collateral to secure recoveries under reinsurance contracts and other funding agreements as of December 31, 2016 and 2015, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Net Investment Income

The following table summarizes net investment income, by investment type, for the years ended:

	December 31,
(in millions)	2016	2015	2014
Fixed maturity securities, available-for-sale	$1,781	$1,646	$1,575
Mortgage loans	407	390	362
Alternative Investments	(60)	(56)	(32)
Policy loans	52	51	51
Other	21	12	3

Gross investment income	$2,201	$2,043	$1,959
Investment expenses	62	61	59

Net investment income	$2,139	$1,982	$1,900

Net Realized Investment Gains and Losses, Including Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, including other-than-temporary impairments, by source, for the years ended:

	December 31,
(in millions)	2016	2015	2014
Realized gains on sales[1]	$50	$15	$31
Realized losses on sales[1]	(90)	(41)	(19)
Net realized derivative (losses) gains	(42)	120	(1,087)
Valuation losses and other	(3)	(11)	2
OTTI losses[2]	(26)	(1)	(5)

Net realized investment (losses) gains	$(111)	$82	$(1,078)

1	Proceeds from the sale of available-for-sale securities were $852 million, $466 million and $647 million during the years ended December 31, 2016, 2015 and 2014, respectively. Gross gains of $49 million, $11 million and $17 million and gross losses of $89 million, $36 million and $10 million were realized on sales of available-for-sale securities during the years ended December 31, 2016, 2015 and 2014, respectively.
2	OTTI on fixed maturity securities excludes $6 million, $2 million and $1 million of non-credit losses included in other comprehensive income for the years ended December 31, 2016, 2015 and 2014, respectively.

The following table summarizes the cumulative credit losses, for the years ended:

	December 31,
(in millions)	2016	2015	2014
Cumulative credit losses at beginning of year[1]	$(224)	$(254)	$(272)
New credit losses	(22)	(1)	(2)
Incremental credit losses	—	—	(4)
Losses related to securities included in the beginning balance sold or paid down during the period	51	31	24

Cumulative credit losses at end of year[1]	$(195)	$(224)	$(254)

1	Cumulative credit losses are defined as amounts related to the Company’s credit portion of the OTTI losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose the Company to interest rate risk arising from mismatches between assets and liabilities. The Company uses interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. In addition, prior to expiry in June 2015, the Company engaged in an interest rate swap program, which was structured to provide an offset against the negative impact of higher interest rates on the Company’s statutory surplus position and to mitigate the negative impact of lower interest rates on certain guarantees related to variable annuity contracts.

Equity market risk management. The Company issues a variety of insurance and annuity products that expose the Company to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps, which are included in other derivative contracts in the following tables.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating these risks, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2016 and 2015, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional
December 31, 2016
Derivatives designated and qualifying as hedging instruments	$128	$942	$11	$288
Derivatives not designated as hedging instruments:
Interest rate contracts	$75	$2,078	$110	$1,681
Equity contracts	633	9,562	—	—
Total return swaps and other derivative contracts	—	—	2	2

Total derivatives[1]	$836	$12,582	$123	$1,971

December 31, 2015
Derivatives designated and qualifying as hedging instruments	$86	$725	$2	$89
Derivatives not designated as hedging instruments:
Interest rate contracts	$39	$875	$98	$1,059
Equity contracts	445	7,329	—	—
Total return swaps and other derivative contracts	—	77	6	2

Total derivatives[1]	$570	$9,006	$106	$1,150

1	Fair value balance excludes accrued interest on derivative assets and liabilities of $10 million and $11 million, respectively, as of December 31, 2016 and 2015.

Of the $836 million and $570 million of fair value of total derivative assets at December 31, 2016 and 2015, $71 million and $48 million, respectively, are subject to master netting agreements. The Company received $660 million and $374 million of cash collateral and held $89 million and $99 million, respectively, of securities as off-balance sheet collateral, resulting in an immaterial uncollateralized position as of December 31, 2016 and 2015. Of the $123 million and $106 million of fair value of total derivative liabilities at December 31, 2016 and 2015, $71 million and $48 million are subject to master netting agreements, respectively. The Company posted $151 million and $92 million of cash collateral and pledged securities with a fair value of $54 million and $64 million, respectively, resulting in an immaterial uncollateralized position as of December 31, 2016 and 2015.

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2016	2015	2014
Derivatives not designated as hedging instruments:
Interest rate contracts	$13	$(141)	$142
Equity contracts	(81)	(257)	(79)
Total return swaps	—	(44)	(195)
Other derivative contracts	8	(6)	4
Net interest settlements	(2)	32	20

Total derivative losses[1]	$(62)	$(416)	$(108)
Change in embedded derivative liabilities and related fees[2]	20	536	(979)

Net realized derivative (losses) gains	$(42)	$120	$(1,087)

1	Included in total derivative losses are economic hedging (losses) gains of $(2) million, $(402) million and $941 million related to the guaranteed benefit annuity programs for the years ended December 31, 2016, 2015 and 2014, respectively. Included in total derivative (losses) gains for the year ended December 31, 2015 and 2014 are economic hedging gains (losses) of $52 million and $(1.0) billion related to the program that protects against the negative impact of higher interest rates on the Company’s statutory surplus position through expiry.
2	The annual comprehensive review of model assumptions for the individual variable annuity business produced an immaterial impact for the year ended December 31, 2016. The annual review produced a favorable impact for the year ended December 31, 2015, attributable to the change in estimate discussed in Note 4. The annual review produced a favorable impact for the year ended December 31, 2014, primarily due to model enhancements and updated assumptions for discounting and benefit utilization, partially offset by mortality and lapse rates.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2016:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$642	$1	$2	$645
Obligations of states, political subdivisions and foreign governments	57	2,639	—	2,696
Corporate public securities	—	27,845	209	28,054
Corporate private securities	—	4,747	1,064	5,811
Residential mortgage-backed securities	1,385	1,857	6	3,248
Commercial mortgage-backed securities	—	1,279	—	1,279
Asset-backed securities	—	1,817	140	1,957

Total fixed maturity securities, available-for-sale, at fair value	$2,084	$40,185	$1,421	$43,690
Other investments at fair value	1,050	957	1	2,008

Investments at fair value	$3,134	$41,142	$1,422	$45,698

Derivative instruments - assets	—	203	633	836
Separate account assets[1]	87,266	1,374	65	88,705

Assets at fair value	$90,400	$42,719	$2,120	$135,239

Liabilities
Future policy benefits and claims	$—	$—	$346	$346
Derivative instruments - liabilities	—	121	2	123

Liabilities at fair value	$—	$121	$348	$469

1	Excludes $366 million as of December 31, 2016 of separate account assets that use net asset value (“NAV”) as a practical expedient to estimate fair value.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2016:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets[4]	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2015	$1,228	$37	$445	$361	$2,071	$71
Net gains (losses)
In operations[1]	(12)	8	92	(13)	75	277
In other comprehensive income	39	(11)	—	—	28	—
Purchases	147	—	115	—	262	—
Sales	(178)	(33)	(19)	(283)	(513)	—
Transfers into Level 3	261	—	—	—	261	—
Transfers out of Level 3	(64)	—	—	—	(64)	—

Balance as of December 31, 2016	$1,421	$1	$633	$65	$2,120	$348

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held at the end of the year was $157 million for future policy benefits and claims, $145 million for derivative assets, $(4) million for derivative liabilities and $(2) million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $1.0 billion of the total fixed maturity securities as of December 31, 2016.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.
4	Certain prior period amounts related to separate account assets that use NAV as a practical expedient to estimate fair value has changed to conform with current period presentation as a result of new guidance.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Transfers into and out of Level 3 during the year ended December 31, 2016 are primarily due to the change in observability of pricing inputs used for certain corporate public and private securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2016.

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities, included in future policy benefits and claims and classified as Level 3 as of December 31, 2016:

Unobservable Inputs	Range
Mortality	0.1% - 10%[3]
Lapse	0% - 35%[4]
Wait period	0 yrs - 30 yrs[5]
Efficiency of benefit utilization[1]	60% - 100%[6]
Discount rate[2]	See note 2 below
Index volatility	15% - 25%

1	The unobservable input is not applicable to GMABs.
2	Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR determined by market observables for similarly rated public bonds.
3	Represents the mortality for the majority of business with living benefits, with policyholder issue ages ranging from 45 to 85.
4	Certain scenarios could drive dynamic lapses outside of the specified range. The range shown represents lapses for the vast majority of scenarios.
5	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
6	A portion of the contractholders could withdraw more than the benefit guarantee allows. For these policies, the excess withdrawals are assumed to be temporary before reverting back to 100% utilization.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness, tax status (i.e. qualified or non-qualified), interest rate levels, short-term equity market performance, partial withdrawal behavior and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder, policy size and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life and indexed annuity products classified as Level 3 as of December 31, 2016:

Unobservable Inputs	Range
Mortality	0% - 5%¹
Lapse	0% - 10%
Index volatility	15% - 25%[2]

1	Represents the mortality for the majority of business, with policyholder issue ages ranging from 0 to 80.
2	Certain managed volatility indices utilize a 5% index volatility.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2015:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$399	$1	$2	$402
Obligations of states, political subdivisions and foreign governments	63	2,304	—	2,367
Corporate public securities	—	23,142	148	23,290
Corporate private securities	—	4,226	944	5,170
Residential mortgage-backed securities	846	2,291	9	3,146
Commercial mortgage-backed securities	—	1,565	—	1,565
Asset-backed securities	—	1,505	125	1,630

Total fixed maturity securities, available-for-sale, at fair value	$1,308	$35,034	$1,228	$37,570
Other investments at fair value	270	546	37	853

Investments at fair value	$1,578	$35,580	$1,265	$38,423

Derivative instruments - assets	—	125	445	570
Separate account assets[1]	83,466	1,323	361	85,150

Assets at fair value	$85,044	$37,028	$2,071	$124,143

Liabilities
Future policy benefits and claims	$—	$—	$65	$65
Derivative instruments - liabilities	—	100	6	106

Liabilities at fair value	$—	$100	$71	$171

1	Excludes $2.1 billion of separate account assets that use NAV as a practical expedient to estimate fair value, which presentation has changed to conform with the current period presentation as a result of new guidance. This included an investment in a mutual fund that was not redeemed until the guarantee period expired in 2016 with a net asset value of $1.7 billion. The investment strategy of this fund was to build a portfolio where the assets were sufficient to achieve a target portfolio value by the end of the guarantee period.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2015:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets[4]	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2014	$1,267	$36	$411	$354	$2,068	$264
Net (losses) gains
In operations[1]	(6)	—	(46)	7	(45)	(313)
In other comprehensive income	(44)	—	—	—	(44)	—
Purchases	142	1	104	—	247	144
Sales	(162)	—	(24)	—	(186)	(24)
Transfers into Level 3	201	—	—	—	201	—
Transfers out of Level 3	(170)	—	—	—	(170)	—

Balance as of December 31, 2015	$1,228	$37	$445	$361	$2,071	$71

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held at the end of the year was $316 million for future policy benefits and claims, $(9) million for derivative assets, and $2 million for derivative liabilities.
2	Non-binding broker quotes were utilized to determine a fair value of $1.1 billion of total fixed maturity securities as of December 31, 2015.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.
4	Certain prior period amounts related to separate account assets that use NAV as practical expedient to estimate fair value has changed to conform with the current period presentation as a result of new guidance.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Transfers into and out of Level 3 during the year ended December 31, 2015 are primarily due to the change in observability of pricing inputs used for certain corporate private securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2015.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2016				December 31, 2015
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$9,760	$9,589	$—	$9,589	$8,396	$8,462	$—	$8,462
Policy loans	$989	$989	$—	$989	$993	$993	$—	$993
Other investments	$72	$72	$—	$72	$71	$71	$—	$71

Liabilities
Investment contracts	$31,431	$29,736	$—	$29,736	$27,301	$25,822	$—	$25,822
Short-term debt	$300	$300	$—	$300	$400	$400	$—	$400
Long-term debt	$707	$927	$920	$7	$707	$941	$934	$7

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Other investments. Other investments not held at fair value consist of FHLB stock. The carrying amount reported in the consolidated balance sheets approximates fair value due to ownership restrictions and lack of market.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value due to the short-term nature of this debt instrument.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions - Life and NBSG	Total
Balance as of December 31, 2014[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2015[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2016[1]	$25	$175	$200

1	The goodwill balances have not been previously impaired.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(10)	Closed Block
The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

	December 31,
(in millions)	2016	2015
Liabilities:
Future policyholder benefits	$1,602	$1,637
Policyholder funds and accumulated dividends	138	138
Policyholder dividends payable	20	21
Policyholder dividend obligation	100	99
Other policy obligations and liabilities	38	35

Total liabilities	$1,898	$1,930

Assets:
Available-for-sale securities	$1,286	$1,316
Mortgage loans, net of allowance	223	235
Policy loans	138	146
Other assets	98	71

Total assets	$1,745	$1,768

Excess of reported liabilities over assets	$153	$162

Portion of above representing other comprehensive income:
Increase (decrease) in unrealized gain on fixed maturity securities, available-for-sale	$7	$(53)
Adjustment to policyholder dividend obligation	(7)	53

Total of above representing other than comprehensive income	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$153	$162

Other comprehensive income:
Available-for-sale securities:
Fair value	$1,286	$1,316
Amortized cost	1,212	1,249
Shadow policyholder dividend obligation	(74)	(67)

Net unrealized appreciation	$—	$—

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The following table summarizes closed block operations for the years ended:

	December 31,
(in millions)	2016	2015	2014
Revenues:
Premiums	$56	$58	$61
Net investment income	84	87	93
Realized investment (losses) gains	(3)	1	1
Realized losses credited to policyholder benefit obligation	(1)	(5)	(5)

Total revenues	$136	$141	$150

Benefits and expenses:
Policy and contract benefits	$125	$122	$124
Change in future policyholder benefits and interest credited to policyholder accounts	(36)	(33)	(34)
Policyholder dividends	40	40	43
Change in policyholder dividend obligation	(8)	(4)	(1)
Other expenses	1	1	2

Total benefits and expenses	$122	$126	$134

Total revenues, net of benefits and expenses, before federal income tax expense	$14	$15	$16
Federal income tax expense	5	5	6

Revenues, net of benefits and expenses and federal income tax expense	$9	$10	$10

Maximum future earnings from assets and liabilities:
Beginning of period	$162	$172	$182
Change during period	(9)	(10)	(10)

End of period	$153	$162	$172

Cumulative closed block earnings from inception through December 31, 2016, 2015 and 2014 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $26 million, $32 million and $32 million as of December 31, 2016, 2015 and 2014, respectively.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year.

In December 2015, the Company renewed an agreement to increase its $600 million commercial paper program to $750 million. The Company had $300 million and $400 million outstanding under the agreement as of December 31, 2016 and 2015, respectively, with a weighted average interest rate of 0.72% and 0.45%, respectively.

In November 2015, the Company terminated its $400 million unsecured revolving promissory note and line of credit agreement with its parent company.

In March 2016, the Company renewed an agreement with the FHLB to extend its ability to borrow in order to provide financing for operations. This extension, which expires on March 24, 2017, allows the Company access to borrow up to $250 million, which would be collateralized by pledged securities. The Company had $6.1 billion and $6.7 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2016 and 2015, respectively.

In April 2015, NMIC and the Company replaced their previous $600 million revolving credit facility with a new credit facility of $750 million, which expires on April 2, 2020. The Company had no amounts outstanding under this agreement as of December 31, 2016 and 2015.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2016 and 2015.

The amount of interest paid on short-term debt was immaterial in 2016, 2015 and 2014.

(12)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

	December 31,
(in millions)	2016	2015
8.15% surplus note, due June 26, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Other	7	7

Total long-term debt	$707	$707

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2016, 2015 and 2014. Payments of interest and principal under the notes require the prior approval of the ODI.

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(13)	Federal Income Taxes

The following table summarizes the components of federal income tax expense (benefit) for the years ended:

	December 31,
(in millions)	2016	2015	2014
Current tax expense	$61	$76	$5
Deferred tax expense (benefit)	65	217	(152)

Total tax expense (benefit)	$126	$293	$(147)

The following table summarizes how the total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to net income for the years ended:

	December 31,
	2016		2015		2014
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax expense (benefit))	$316	35%	$430	35%	$(46)	35%
Dividends received deduction	(144)	(16)%	(118)	(10)%	(87)	66%
Tax credits	(81)	(9)%	(63)	(5)%	(53)	41%
Noncontrolling interest	32	4%	33	3%	33	(25)%
Other, net	3	—%	11	1%	6	(5)%

Total	$126	14%	$293	24%	$(147)	112%

The Company’s current federal income tax liability was $52 million and $61 million as of December 31, 2016 and 2015, respectively.

The Company made $7 million, $33 million and immaterial payments for the years ended December 31, 2016, 2015 and 2014, respectively.

During 2016 and 2015, the Company recorded a tax benefit of $6 million and $1 million, respectively. These changes in estimates were primarily driven by differences in the Company’s separate account dividends received deduction (“DRD”) between the previous year’s estimate and the amount reported on the previous year’s tax return.

As of December 31, 2016, the Company had $254 million in low-income-housing credit carryforwards, which expire between 2024 and 2036, $268 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward and $77 million in foreign tax credit carryforwards, which expire between 2017 and 2025. The Company expects to fully utilize all carryforwards.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

	December 31,
(in millions)	2016	2015
Deferred tax assets
Future policy benefits and claims	$953	$825
Tax credit carryforwards	599	483
Derivatives, including embedded derivatives	21	120
Other	383	411

Gross deferred tax assets	$1,956	$1,839
Valuation allowance	(17)	(17)

Gross deferred tax assets, net of valuation allowance	$1,939	$1,822

Deferred tax liabilities
Deferred policy acquisition costs	$1,577	$1,502
Available-for-sale securities	536	315
Other	278	249

Gross deferred tax liabilities	$2,391	$2,066

Net deferred tax liability	$452	$244

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2016	2015	2014
Balance at beginning of period	$36	$38	$36
Additions for current year tax positions	1	1	3
Additions for prior year tax positions	1	—	—
Reductions for prior years tax positions	(2)	(3)	(1)

Balance at end of period	$36	$36	$38

The Company believes it is reasonably possible that the liability for unrecognized tax benefits could decrease $15 million within the next 12 months as a result of IRS exam settlement.

The Company files consolidated income tax returns in the U.S. federal jurisdiction and various state jurisdictions. NMIC and its eligible subsidiaries are no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2010 tax year. NLIC and its eligible subsidiaries are no longer subject to examinations by tax authorities through the 2010 tax year. In 2015, the IRS commenced an examination of the Company’s U.S. income tax returns for the years 2011 and 2012. Any adjustments that may result from either IRS examination of tax returns or appeals settlement are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries prepare their statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state departments of insurance.

Olentangy Reinsurance, LLC (“Olentangy”), a special purpose financial captive insurance company subsidiary of NLAIC domiciled in the State of Vermont, was granted a permitted practice from the State of Vermont that increased NLAIC’s valuation of this subsidiary by $56 million as of December 31, 2016 and 2015, which also allowed NLIC to admit additional deferred tax assets of $8 million as of December 31, 2016 and 2015.

Eagle applies a prescribed practice from the State of Ohio that allows an alternative reserve basis on assumed liabilities, net of third party reinsurance, with respect to specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. This prescribed practice decreased NLIC’s valuation of this subsidiary by $97 million and $64 million as of December 31, 2016 and 2015, respectively, which also reduced NLIC’s admitted deferred tax assets by $15 million and $10 million as of December 31, 2016 and 2015, respectively.

Statutory accounting practices focus on insurer solvency and differ materially from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves based on different actuarial assumptions, excluding certain assets from statutory admitted assets and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory net income (loss) and statutory capital and surplus for the Company’s primary life insurance subsidiaries for the years ended:

	December 31,
(in millions)	2016	2015	2014
Statutory net income (loss)
NLIC	$751	$167	$341
NLAIC	$(227)	$(99)	$(122)

Statutory capital and surplus
NLIC	$5,208	$4,567	$4,408
NLAIC	$968	$735	$691

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to notify the Ohio Superintendent of Insurance of all dividends prior to payment and must seek prior regulatory approval to pay a dividend or distribute cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer as of the prior December 31. During the years ended December 31, 2016, 2015 and 2014 NLIC did not pay any dividends to NFS. As of January 1, 2017, NLIC has the ability to pay dividends to NFS totaling $751 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC, NLAIC, Olentangy and Eagle each exceeded the minimum RBC requirements for all periods presented.

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services, investment management and software licensing. In addition, employees of the Company participate in several benefit plans sponsored by NMIC, for which the Company has no legal obligations. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, claims counts, policies in force, direct written premium, paid losses, pro rate share of employees or their salaries, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

Effective January 1, 2015, the Company became party to a revised tax sharing agreement that reflects the new NMIC consolidated federal return group which includes its eligible life and non-life insurance company subsidiaries. The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. For the years ended December 31, 2016, 2015 and 2014, the Company was allocated costs from NMIC and NSC totaling $277 million, $289 million and $275 million, respectively.

Under the enterprise cost sharing agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. The Company made payments under the cost sharing agreement to NMIC of $19 million, $18 million and $16 million for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.4 billion and $3.3 billion as of December 31, 2016 and 2015, respectively. Total revenues from these contracts were $127 million, $129 million and $131 million for the years ended December 31, 2016, 2015 and 2014, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $111 million, $106 million and $109 million for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company may underwrite insurance policies for its agents, employees, officers and/or directors. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Revenues ceded to NMIC were $209 million for the years ended December 31, 2016 and 2015 and $208 million for the years ended 2014, while benefits, claims and expenses ceded during these years were $185 million, $207 million and $217 million, respectively.

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2016 and 2015, customer allocations to NFG funds totaled $61.4 billion and $59.1 billion, respectively. For the years ended December 31, 2016, 2015 and 2014, NFG paid the Company $199 million, $196 million and $185 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $899 million and $501 million as of December 31, 2016 and 2015, respectively.

Nationwide Bank has a line of credit agreement with NLIC that allows the Bank access to borrow up to $50 million from NLIC. The borrowing rate on the line of credit is equal to the daily Prime Rate. The Bank had no amounts outstanding under this agreement as of December 31, 2016, 2015 and 2014.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $65 million, $63 million and $57 million for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2016, 2015 and 2014, the Company had notes receivable outstanding of $332 million, $238 million and $142 million, respectively.

The Company provides financing to Nationwide Advantage Mortgage Company (“NAMC”), a subsidiary of NMIC. As of December 31, 2016, 2015 and 2014, the Company had notes receivable outstanding of $11 million, $14 million and $18 million, respectively.

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. Regulatory proceedings may also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible with any degree of certainty to determine the likely ultimate outcomes of the pending regulatory and legal proceedings or to provide reasonable ranges of potential losses. Some matters are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the claims for liability or damages. In some of the legal proceedings which are seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the legal proceedings, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position. Nonetheless, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period given the large or indeterminate amounts sought in certain of these legal proceedings and the inherent unpredictability of litigation. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory matters. The Company recognizes an asset for insurance recoveries, not to exceed cumulative accrued losses, when recovery under such policies is probable and reasonably estimable.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor (“DOL”), the IRS and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators. The Company will cooperate with its ultimate parent company, NMIC insofar as any inquiry, examination or investigation encompasses NMIC’s operations. In addition, recent regulatory activity, including activity by the DOL, may impact the Company’s business and operations, and certain estimates and assumptions used by the Company in determining the amounts presented in the financial statements and accompanying notes. Actual results could differ significantly from those estimates and assumptions.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2016	2015	2014
Premiums
Direct	$1,011	$1,144	$1,178
Assumed from other companies	—	—	—
Ceded to other companies	(369)	(358)	(347)

Net	$642	$786	$831

Life, accident and health insurance in force
Direct	$275,404	$260,465	$241,936
Assumed from other companies	2	5	5
Ceded to other companies	(61,674)	(60,976)	(59,588)

Net	$213,732	$199,494	$182,353

Amounts recoverable under reinsurance contracts totaled $683 million, $647 million and $704 million as of December 31, 2016, 2015 and 2014, respectively, and are included in other assets in the consolidated balance sheets.

(18) Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Products and Solutions-Annuity, Retirement Plans, Individual Products and Solutions-Life and NBSG and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) certain changes in variable annuity liabilities and net realized investment gains and losses, except for operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges); (2) the adjustment to amortization of DAC related to certain changes in variable annuity liabilities and net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest.

Individual Products and Solutions-Annuity

The Individual Products & Solutions - Annuity segment consists of individual annuity products. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features. Deferred fixed annuity contracts offered by the Company generate a return for the customer at a specified interest rate fixed for prescribed periods while deferred fixed indexed annuity contracts generate a return for the customer based o market performance with caps and floors. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period and/or for the owner’s lifetime without future access to the original investment. The majority of assets and recent sales for the Individual Products & Solutions - Annuity segment consist of deferred variable and fixed annuities.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Retirement Plans

The Retirement Plans segment is comprised of the private and public sector retirement plans businesses. The private sector business primarily includes Internal Revenue Code (“IRC”) Section 401 qualified plans funded through fixed and variable group annuity contracts issued through NLIC. The public sector business primarily includes IRC Section 457 (b) and Section 401(a) governmental plans, both in the form of full-service arrangements that provide plan administration along with fixed and variable group annuities, as well as administration-only business. Across the public and private sector business Nationwide Investment Advisors managed account services are also available. The Retirement Plans segment also includes stable value wrap products and solutions.

Individual Products and Solutions-Life and NBSG

The Individual Products & Solutions - Life and NBSG segment consists of life insurance products, including individual variable universal life, COLI and BOLI products, traditional life insurance products, fixed universal life insurance products and indexed universal life insurance products. Life insurance products provide a death benefit and, for certain products, allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes certain non-operating changes in variable annuity liabilities and non-operating realized gains and losses, related amortization and other revenues and expenses not allocated to other segments. Additionally, this segment includes the funding agreements with the FHLB.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2016
Revenues:
Policy charges	$1,313	107	941	—	$2,361
Premiums	309	—	296	37	642
Net investment income	713	791	624	11	2,139
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	—	(299)	(299)
Other revenues[2]	—	—	—	14	14

Total revenues	$2,335	$898	$1,861	$(237)	$4,857
Benefits and expenses:
Interest credited to policyholder accounts[3]	$424	531	260	30	$1,245
Benefits and claims[4]	487	—	758	32	1,277
Amortization of DAC	235	4	197	(3)	433
Other expenses, net of deferrals	333	181	321	163	998

Total benefits and expenses	$1,479	$716	$1,536	$222	$3,953

Income before federal income taxes and noncontrolling interests	$856	182	325	(459)	$904

Less: certain non-operating changes in variable annuity liabilities and net realized investment gains (losses)[1]	—	—	—	(299)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	—	6
Less: net loss attributable to noncontrolling interest	—	—	—	(91)

Pre-tax operating earnings (loss)	$856	$182	$325	$(75)

Assets as of year end	$79,199	$32,239	$33,863	$10,337	$155,638

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2015
Revenues:
Policy charges	$1,259	$111	$846	$—	$2,216
Premiums	459	—	292	35	786
Net investment income	591	752	602	37	1,982
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	—	(56)	(56)
Other revenues[2]	(76)	—	(7)	7	(76)

Total revenues	$2,233	$863	$1,733	$23	$4,852
Benefits and expenses:
Interest credited to policyholder accounts	$328	$494	$236	$20	$1,078
Benefits and claims[3]	700	—	705	29	1,434
Amortization of DAC	13	7	115	(67)	68
Other expenses, net of deferrals	334	163	371	176	1,044

Total benefits and expenses	$1,375	$664	$1,427	$158	$3,624

Income before federal income taxes and noncontrolling interests	$858	$199	$306	$(135)	$1,228
Less: certain non-operating changes in variable annuity liabilities and net realized investment gains[1]	—	—	—	(56)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	—	74
Less: net loss attributable to noncontrolling interest	—	—	—	(96)

Pre-tax operating earnings (loss)	$858	$199	$306	$(57)

Assets as of year end	$73,370	$30,524	$30,650	$9,634	$144,178

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items discussed above.
3	Excludes certain non-operating changes in variable annuity liabilities.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2014
Revenues:
Policy charges	$1,175	$107	$783	$—	$2,065
Premiums	518	—	284	29	831
Net investment income	546	750	565	39	1,900
Non-operating net realized investment gains, including of other-than-temporary impairment losses[1]	—	—	—	(1,051)	(1,051)
Other revenues[2]	(38)	—	12	10	(16)

Total revenues	$2,201	$857	$1,644	$(973)	$3,729
Benefits and expenses:
Interest credited to policyholder accounts	$370	$482	$231	$13	$1,096
Benefits and claims	828	—	644	30	1,502
Amortization of DAC	120	(28)	122	(7)	207
Other expenses, net of deferrals	300	153	348	254	1,055

Total benefits and expenses	$1,618	$607	$1,345	$290	$3,860

Income before federal income taxes and noncontrolling interests	$583	$250	$299	$(1,263)	$(131)
Less: non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	(1,051)
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	11
Less: net loss attributable to noncontrolling interest	—	—	—	(94)

Pre-tax operating earnings (loss)	$583	$250	$299	$(129)

Assets as of year end	$72,429	$30,744	$29,322	$11,029	$143,524

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items discussed above.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I        Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2016 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. government and agencies	$596	$645	$645
Obligations of states, political subdivisions and foreign governments	2,454	2,696	2,696
Public utilities	4,396	4,508	4,508
All other corporate, mortgage-backed and asset-backed securities	35,078	35,841	35,841

Total fixed maturity securities, available-for-sale	$42,524	$43,690	$43,690
Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$2	$2	$2
Nonredeemable preferred stocks	—	8	8

Total equity securities, available-for-sale	$2	$10	$10
Trading assets	54	54	54
Mortgage loans, net of allowance	9,793		9,760	[1]
Policy loans	989		989
Other investments	1,047		1,047
Short-term investments	1,944		1,944

Total investments	$56,353		$57,494

1	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements).

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III         Supplementary Insurance Information

As of December 31, 2016, 2015 and 2014 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2016
IPS - Annuity	$3,309	$18,007			$309
Retirement Plans	229	17,443			—
IPS - Life and NBSG	2,081	14,614			296
Corporate and Other	(187)	2,847			37

Total	$5,432	$52,911			$642

2015
IPS - Annuity	$3,070	$15,160			$459
Retirement Plans	222	15,940			—
IPS - Life and NBSG	1,937	11,582			292
Corporate and Other	(29)	2,715			35

Total	$5,200	$45,397			$786

2014
IPS - Annuity	$2,495	$12,619			$518
Retirement Plans	216	14,905			—
IPS - Life and NBSG	1,717	10,763			284
Corporate and Other	(365)	2,443			29

Total	$4,063	$40,730			$831

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2016
IPS - Annuity	$713	$1,074	$235	333
Retirement Plans	791	531	4	181
IPS - Life and NBSG	624	1,037	197	321
Corporate and Other	11	62	(3)	163

Total	$2,139	$2,704	$433	$998

2015
IPS - Annuity	$591	$1,257	$13	$334
Retirement Plans	752	494	7	163
IPS - Life and NBSG	602	941	115	371
Corporate and Other	37	48	(67)	176

Total	$1,982	$2,740	$68	$1,044

2014
IPS - Annuity	$546	$1,198	$120	$300
Retirement Plans	750	482	(28)	153
IPS - Life and NBSG	565	875	122	348
Corporate and Other	39	43	(7)	254

Total	$1,900	$2,598	$207	$1,055

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2	Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV         Reinsurance

As of December 31, 2016, 2015 and 2014 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2016
Life, accident and health insurance in force	$275,404	$(61,674)	$2	$213,732
Premiums:
Life insurance[1]	$698	$(56)	$—	$642
Accident and health insurance	313	(313)	—	—

Total	$1,011	$(369)	$—	$642

2015
Life, accident and health insurance in force	$260,465	$(60,976)	$5	$199,494
Premiums:
Life insurance[1]	$842	$(56)	$—	$786
Accident and health insurance	302	(302)	—	—

Total	$1,144	$(358)	$—	$786

2014
Life, accident and health insurance in force	$241,936	$(59,588)	$5	$182,353
Premiums:
Life insurance[1]	$888	$(57)	$—	$831
Accident and health insurance	290	(290)	—	—

Total	$1,178	$(347)	$—	$831

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V         Valuation and Qualifying Accounts

Years ended December 31, 2016, 2015 and 2014 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2016
Valuation allowances - mortgage loans	$26	$8	$—	$(2)	$32

2015
Valuation allowances - mortgage loans	$26	$2	$—	$(2)	$26

2014
Valuation allowances - mortgage loans	$35	$(8)	$—	$(1)	$26

1	Amounts generally represent payoffs, sales and recoveries.

50

PART C. OTHER INFORMATION
Item 26. Exhibits
(a)	Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed previously with initial registration statement (333-31725) on July 27, 1997, and hereby incorporated by reference.
(b)	Not Applicable
(c)	Underwriting or Distribution of contracts between the Depositor and Principal Underwriter – Filed previously with the registration statement (333-117998) on August 6, 2004, and hereby incorporated by reference.
(d)	Contracts - Form of Contract – Filed previously with pre-effective amendment No. 1 of registration statement (333-169879) on January 26, 2011 as document "contract.htm" and hereby incorporated by reference.
(e)	Applications - Form of the Contract Application – Filed previously with pre-effective amendment No. 1 of registration statement (333-169879) on January 26, 2011 as document "application.htm" and hereby incorporated by reference.
(f)	Depositor’s Certificate of Incorporation and By-Laws.
(1)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf1.htm" and hereby incorporated by reference.
(2)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf2.htm" and hereby incorporated by reference.
(3)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf3.htm" and hereby incorporated by reference.
(g)	Form of Reinsurance Contracts -
(1)	Automatic Self Administered YRT Reinsurance Agreement #196730 with Swiss Re Life & Health America, Inc. dated October 1, 2008, with registration statement (333-43671, as Exhibit (g)(2) and hereby incorporated by reference.
(2)	Reinsurance Agreement with Hannover Life Reassurance Company of America dated October 1, 2008, previously filed on April 12, 2011 with registration statement (333-149295), as Exhibit (g)(5) and herby incorporated by reference.
(h)	Fund Participation Agreements - The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment No. 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.
(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document "aimfpa99h1.htm"
(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2.htm"
(3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm"
(4)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document "fedfpa99h4.htm"
(5)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm"
(6)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document "frankfpa99h8.htm"

(7)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm"
(8)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, under document "nwfpa99h12a.htm"
(9)	Fund Participation Agreement with Neuberger Berman Advisors Management Trust / Lehman Brothers Advisors Management Trust (formerly, Neuberger Berman Advisors Management Trust) dated January 1, 2006, under document "neuberfpa99h13.htm"
(10)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm"
(11)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm"
(12)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document "univfpa99h16.htm"
The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.
(13)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003, as document "alliancebernsteinfpa.htm".
(14)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company dated July 20, 2005, as document "americanfundsfpa.htm".
(15)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.) dated April 13, 2004, as amended, as document "blackrockfpa.htm".
(16)	Fund Participation Agreement with Davis Variable Account Fund and Davis Distributors, LLC dated August 7, 2007, as document "davisfpa.htm".
(17)	Fund Participation Agreement with DWS Variable Series I and DWS Variable Series II (formerly Scudder Variable Series I, Scudder Variable Series II), Deutsche Investment Management Americas, Inc. and DWS Investments Distributors, Inc. (formerly DWS Scudder Distributors, Inc.) dated July 1, 2004, as document "dwsfpa.htm".
(18)	Fund Participation with Legg Mason Partners Variable Portfolio I, Inc. (formerly Salomon Brothers Variable Series Funds Inc. and Salomon Brothers Asset Management Inc. dated September, 1999, as amended, as document "leggmasonfpa.htm".
(19)	Fund Participation Agreement with Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., and Lincoln Investment Advisors Corporation dated June 5, 2007, as document "lincolnfpa.htm".
(20)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Fund Distributors, LLC dated March 28, 2002, as amended, as document "pimcofpa.htm".
(21)	Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Fund Distributor, Inc., dated September 27, 2002, as amended, as document "pioneerfpa.htm".
(22)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P., dated February 1, 2002, as document "putnamfpa.htm".
(23)	Fund Participation Agreement with Royce & Associates dated February 14, 2002, as amended, as document "roycefpa.htm".
(24)	Fund Participation Agreement Van Eck Investment Trust, Van Eck Associates Corporation, Van Eck Securities Corporation dated September 1, 1989, as amended, as document "vaneckfpa.htm".
(25)	Fund Participation Agreement with Waddell & Reed Services Company, Waddell & Reed, Inc., and W&R Target Funds, Inc. dated December 1, 2000, as amended, as document "waddellreedfpa.htm".

(26)	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc. dated November 15, 2004, as amended, as document "wellsfargofpa.htm".
(27)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC dated December 31, 2002, as amended, as document "lordabbettfpa.htm".
The following Fund Participation Agreements were previously filed on April 12, 2010 with post-effective amendment number 43 of registration statement (333-43671) under Exhibit 26(h), and are hereby incorporated by reference.
(28)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, February 5, 2008 under document "delawarefpa.htm"
(29)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., dated March 24, 2011 under document "eatonvancefpa.htm"
(30)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co., dated December 22, 1998 under document "goldmansachs.htm"
(31)	Fund Participation Agreement with Lazard Retirement Series, Inc. and Lazard Asset Management Securities LLC, dated April 13, 2009 under document "lazardfpa.htm"
The following Fund Participation Agreement was previously filed on April 30, 2008 with post-effective amendment number 42 of registration statement (333-59517) under Exhibit 26(h), and is hereby incorporated by reference.
(32)	Fund Participation Agreement with J.P. Morgan Series Trust II, dated February 18, 2003, under document "jpmorganfpa.htm".
The following Fund Participation Agreement was previously filed on April 16, 2015, with Post-Effective Amendment No. 15 to the registration statement associated with 1933 Act File No. 333-149213 under Exhibit 24(b), and is hereby incorporated by reference.
(33)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011, under document "mfsfpa.htm".
(i)	Administrative Contracts – The following Administrative Services Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit (i), and are hereby incorporated by reference:
(1)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, as document "amcentasa99i2.htm".
(2)	Restated Administrative Services Agreement with The Dreyfus Corporation dated June 1, 2003, as amended, and 12b-1 letter agreement dated June 1, 2003, as amended, as document "dreyfusasa99i3.htm".
(3)	Dealer Services Agreement with Federated Securities Corp., as amended October 26, 2006, as document "fedasa99i4a.htm".
(4)
(a)	Administrative Service Agreement with Fidelity Investments Institutional Operations Company, Inc. dated April 1, 2002, as amended, as document "fidiiiasa99i5a.htm".
(b)	Service Contract, with Fidelity Distributors Corporation dated April 1, 2002, as amended, as document "fidiiiasa99i5b.htm".
(5)	Administrative Services Agreement with Franklin Templeton Services, LLC dated May 1, 2003, as amended, as document "frankasa99i6.htm".
(6)	Distribution and Shareholder Services Agreement with Janus Distributors, Inc. dated December 31, 1999, as document "janusasa99i7.htm".
(7)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, as document "nwasa99i10.htm".

(8)	Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, as document "neuberasa99i13.htm".
(9)	Revenue Sharing Agreement with Oppenheimer Variable Account Funds dated April 17, 2007, as document "oppenasa99i12.htm".
(10)	Administrative Services Letter Agreement with T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc. dated October 1, 2002, as amended, as document "troweasa99i13.htm".
(11)	Administrative Services Agreement with Morgan Stanley Distribution, Inc. (The Universal Institutional Funds, Inc.) dated May 5, 2005, as amended, as document "univasa99i14.htm".
The following Administrative Agreements were previously filed on July 17, 2007 with pre-effective amendment number 3 of registration statement (333-140608) under Exhibit (i), and are hereby incorporated by reference.
(12)
(a)	Administrative Services Agreement with AIM Advisors, Inc. dated July 1, 2005, as amended, under document "aimasa99i1a.htm"
(b)	Financial Support Agreement with AIM Variable Insurance Funds dated July 1, 2005, under document "aimasa99i1b.htm"
The following Administrative Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit (i), and are hereby incorporated by reference.
(13)	Administrative Services Agreement with Alliance Fund Distributors, Inc. dated June 3, 2003, under document "alliancebersteinasa.htm".
(14)	Business Agreement with American Funds Distributors, Inc. and Capital Research and Management Company dated July 20, 2005, as document "americanfundasa.htm".
(15)	Administrative Services Agreement with BlackRock (formerly FAM Distributors, Inc., and Merrill Lynch Variable Series Funds, Inc.) as amended April 13, 2004, under document "blackrockasa.htm".
(16)	Administrative Services Agreement with Davis Distributors, LLC, dated August 7, 2007, under document "davisasa.htm".
(17)	Administrative Services Agreement with Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Asset Management Inc.) dated September 1999, as amended, as document "leggmasonasa.htm".
(18)
(a)	Administrative Services Agreement with Lincoln Investment Advisors Corporation dated June 5, 2007, as document "lincolnasa.htm".
(b)	Administrative Services Agreement between Nationwide Investment Services Corporation (general distributor) and Lincoln Financial Distributors, Inc. dated June 5, 2007, as document "lincolnasb.htm".
(19)	Administrative Services Agreement with PIMCO Variable Insurance Trust, as amended, dated March 28, 2002, under document "pimcoasab.htm".
(20)	Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc., and Pioneer Fund Distributor, Inc., as amended September 27, 2002, under document "pioneerfpa.htm".
(21)	Administrative Services Agreement with Putnam Retail Management Limited Partnership, as amended August 1, 2006, under document "putnamasa.htm".
(22)	Fund Participation Agreement with Royce & Associates, as amended February 14, 2002, under document "roycefpa.htm".
(23)	Administrative Services Agreement with Van Eck Securities Corporation, as amended November 3, 1997, under document "vaneckasa.htm".
(24)	Administrative Services Agreement with Waddell & Reed, Inc. dated, December 1, 2000, as amended under document "wadellreedasa.htm".

(25)	Administrative Services Agreement with Wells Fargo Funds Management, LLC and Stephens, Inc., as amended November 15, 2004, under document "wellsfargoasa.htm".
(26)	Fund Participation Agreement with DWS Variable Series II (formerly Scudder Variable Series I, Scudder Variable Series II, Scudder Distributors, Inc. and Deutsche Investment Management Americas, Inc.) dated July 1, 2004, as document "dwsfpa.htm".
(27)	Administrative Services Agreement with Lord Abbett Series Fund, Inc., as amended December 31, 2002 as document "lordabbettasa.htm".
The following Administrative Agreements were previously filed on April 12, 2010 with post-effective amendment number 43 of registration statement (333-43671) under Exhibit (i), and are hereby incorporated by reference.
(28)	Administrative Services Agreement with Delaware Distributors, L.P., as amended February 5, 2008, under document "delawareasa.htm".
(29)	Administrative Services Agreement with Eaton Vance Variable Trust, dated March 24, 2011 under document "eatonvanceasa.htm".
(30)	Administrative Services Agreement with Goldman, Sachs & Co. dated January 6, 1999, under document "goldmansachsasa.htm".
(31)	Administrative Services Agreement with Lazard Retirement Series, Inc. dated April 13, 2009, under document "lazardasa.htm".
The following Fund Participation Agreement was previously filed on April 30, 2008 with post-effective amendment number 42 of registration statement (333-59517) under Exhibit 26(h), and is hereby incorporated by reference.
(32)	Fund Participation Agreement with J.P. Morgan Series Trust II, dated February 18, 2003, under document "jpmorganfpa.htm".
The following Administrative Service Agreement was previously filed on April 16, 2015 with post-effective amendment number 15 of registration statement (333-149213) under Exhibit (26)(i), and is hereby incorporated by reference.
(33)	Letter Agreement between MFS Fund Distributors, Inc. ("MFD") and Nationwide Financial Services, Inc., dated January 30, 2012, as document "mfsasa.htm".
(j)	Not Applicable
(k)	Opinion of Counsel – Filed previously with initial registration statement (333-169879) on October 12, 2010, as document "opinionofcounsel.htm" and hereby incorporated by reference.
(l)	Not Applicable
(m)	Not Applicable
(n)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
(o)	Not Applicable
(p)	Not Applicable
(q)	Redeemability Exemption – Filed previously with initial registration statement (333-169879) on October 12, 2010, as document "exhibitq.htm." and hereby incorporated by reference.
(99)	Power of Attorney – Attached hereto.

Item 27. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President	Sandra L. Rich
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Information Officer, NF Systems	Michael A. Richardson
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Integrated Relationship Strategies	Rondal L. Ransom
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-Marketing Services	Tiffanie Hiibner
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Distribution and Sales	Tina S. Ambrozy
Senior Vice President-NF Legal	Rae Ann Dankovic
Senior Vice President-NF Marketing	Jennifer B. MacKenzie
Senior Vice President-NI Enterprise Brand Marketing	Michael A. Boyd
Senior Vice President-Digital Marketing	Ann S. Bair
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-President, Nationwide Growth Solutions	Terri L. Hill
Director	Stephen S. Rasmussen
Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Bank	Federal	This is a federally savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company	Texas	The company provides life, health and annuity products.
Jefferson National Life Insurance Company of New York	New York	The company provides variable annuity products.
Jefferson National Securities Corporation	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
JNF Advisors, Inc.	Delaware	The company is an investment advisory firm but currently manages no assets.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 29. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-A
Nationwide Variable Account-9	Nationwide VL Separate Account-C
Nationwide Variable Account-10	Nationwide VL Separate Account-D
Nationwide Variable Account-11	Nationwide VL Separate Account-G
Nationwide Variable Account-12	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VA Separate Account A
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account 1
Nationwide VA Separate Account-A	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-B
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President-Chief Compliance Officer	James J. Rabenstine
Vice President-Tax	Daniel P. Eppley
Vice President-Property Management & Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President-Nationwide Financial Services Distribution Compliance	Valerie Hamilton
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Treasurer	Christopher Igodan, Jr.
Associate Vice President and Assistant Treasurer	J. Morgan Elliott
Associate Vice President and Assistant Treasurer	John A. Reese
Associate Vice President and Assistant Treasurer	Sarah E. Zureich
Assistant Secretary	Keith W. Hinze
Director	John L. Carter
Director	Eric S. Henderson
Director	Tina Ambrozy
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 31. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215

Item 32. Management Services
Not Applicable
Item 33. Fee Representation
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 13, 2017.
Nationwide VLI Separate Account-4
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ PAIGE L. RYAN
Paige L. Ryan Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 13, 2017.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ PAIGE L. RYAN
Paige L. Ryan Attorney-in-Fact